UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008

ITEM 1 – SCHEDULE OF INVESTMENTS

		Schedule of Investments
		Asset Allocation Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (46.34%)				COMMON STOCKS (continued)
Advertising Agencies (0.07%)				Auto - Car & Light Trucks (continued)
Interpublic Group of Cos Inc (a)	1,714	$13		Renault SA	153 $			10
Omnicom Group Inc	1,150	45		Tata Motors Ltd ADR	800			6

		58		Volkswagen AG	325			128

Advertising Services (0.01%)								240

JC Decaux SA	72	2		Auto - Medium & Heavy Duty Trucks (0.08%)
Publicis Groupe	166	5		Paccar Inc	1,600			61

		7

				Auto/Truck Parts & Equipment - Original (0.08%)
Aerospace & Defense (0.61%)				Johnson Controls Inc	2,200			67
BAE Systems PLC	7,998	59
Boeing Co	2,200	126		Beverages - Non-Alcoholic (0.92%)
General Dynamics Corp	1,100	81		Coca-Cola Co/The	6,500			344
Lockheed Martin Corp	900	99		Coca-Cola Enterprises Inc	1,400			24
Northrop Grumman Corp	900	54		PepsiCo Inc	5,000			356

Raytheon Co	1,100	59						724

		478

				Beverages - Wine & Spirits (0.16%)
Aerospace & Defense Equipment (0.25%)				Diageo PLC	7,286			124
United Technologies Corp	3,300	198
				Brewery (0.22%)
Agricultural Biotech (0.21%)				Anheuser-Busch Cos Inc	2,700			175
Monsanto Co	1,700	168
				Building - Heavy Construction (0.06%)
Agricultural Operations (0.06%)				Vinci SA	943			44
Archer-Daniels-Midland Co	2,100	46
				Building - Residential & Commercial (0.04%)
Airlines (0.06%)				Centex Corp	500			8
Southwest Airlines Co	3,200	46		KB Home	400			8
				Pulte Homes Inc	900			13

Apparel Manufacturers (0.08%)								29

Coach Inc (a)	1,000	25
Jones Apparel Group Inc	500	9		Building & Construction - Miscellaneous (0.03%)
VF Corp	400	31		Bouygues SA	462			21

		65

				Building & Construction Products -
Appliances (0.03%)				Miscellaneous (0.04%)
Whirlpool Corp	300	24		Cie de Saint-Gobain	645			33

Applications Software (0.93%)				Building Products - Cement & Aggregate (0.01%)
Citrix Systems Inc (a)	800	20		Ambuja Cements Ltd	4,240			7
Infosys Technologies Ltd ADR	1,100	37
Intuit Inc (a)	1,600	50		Cable TV (0.21%)
				Comcast Corp	8,178			161
Microsoft Corp	23,600	630

				Zon Multimedia Servicos de
		737		Telecomunicacoes e Multimedia SGPS SA	680			5

Athletic Footwear (0.09%)								166

Nike Inc	1,100	74		Casino Services (0.02%)
				International Game Technology	806			14
Auto - Car & Light Trucks (0.30%)
Daimler AG	814	41		Chemicals - Diversified (0.46%)
Ford Motor Co (a)	8,200	43		BASF SE	830			40
General Motors Corp	900	8		Bayer AG	509			37
Peugeot SA	118	4		Dow Chemical Co/The	3,100			99

		Schedule of Investments
		Asset Allocation Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Chemicals - Diversified (continued)				Commercial Banks (continued)
EI Du Pont de Nemours & Co	3,000	$121		Powszechna Kasa Oszczednosci Bank Polski
K+S AG	117	8		SA	16,790	$308
PPG Industries Inc	600	35		Regions Financial Corp	1,000	10
Rohm & Haas Co	300	21		Royal Bank of Scotland Group PLC	9,077	29

		361		Societe Generale	292	26

				Standard Chartered PLC	794	19
Chemicals - Specialty (0.07%)				State Bank of India Ltd	207	13
Eastman Chemical Co	300	16		UniCredito Italiano SpA	6,480	24

Ecolab Inc	500	24				1,267

Sigma-Aldrich Corp	300	16

		56		Commercial Services - Finance (0.30%)

				Automatic Data Processing Inc	1,600	68
Coal (0.06%)				Equifax Inc	400	14
Peabody Energy Corp	1,100	50		H&R Block Inc	800	18
Coatings & Paint (0.03%)				Moody's Corp	1,000	34
Sherwin-Williams Co/The	400	23		Paychex Inc	1,300	43
				Total System Services Inc	145	2
Commercial Banks (1.61%)				Western Union Co/The	2,247	56

Allied Irish Banks PLC	583	5				235

Alpha Bank AE	20	-		Computer Aided Design (0.04%)
Axis Bank Ltd	237	4		Autodesk Inc (a)	1,000	34
Banco Bilbao Vizcaya Argentaria SA	2,099	34
Banco de Sabadell SA	76	1		Computer Services (0.07%)
Banco Popolare SC	445	7		Affiliated Computer Services Inc (a)	500	25
Banco Popular Espanol SA	612	7		Computer Sciences Corp (a)	800	32

Banco Santander SA	3,375	51				57

Bank Pekao SA	3,170	229		Computers (1.59%)
Barclays PLC	4,249	25		Apple Inc (a)	1,900	216
BB&T Corp	800	30		Dell Inc (a)	6,500	107
BNP Paribas	445	42		Hewlett-Packard Co	8,000	370
Commerzbank AG	401	6		IBM Corp	4,600	538
Credit Agricole SA	430	8		Sun Microsystems Inc (a)	3,300	25

Deutsche Bank AG	383	28				1,256

Dexia SA	39	-
DnB NOR ASA	729	6		Computers - Memory Devices (0.13%)
EFG Eurobank Ergasias SA	20	-		EMC Corp/Massachusetts (a)	7,000	84
Erste Group Bank AG	131	7		NetApp Inc (a)	1,200	22

Governor & Co of the Bank of Ireland/The	82	-				106

HBOS PLC	3,141	7		Computers - Peripheral Equipment (0.03%)
HDFC Bank Ltd ADR	300	26		Lexmark International Inc (a)	500	17
HSBC Holdings PLC	6,276	102		Logitech International SA (a)	231	5

ICICI Bank Ltd ADR	200	5				22

Intesa Sanpaolo SpA	3,878	21		Consumer Products - Miscellaneous (0.19%)
KBC Groep NV	95	8		Clorox Co	600	37
Komercni Banka AS	601	132		Fortune Brands Inc	400	23
Lloyds TSB Group PLC	2,988	12		Kimberly-Clark Corp	1,400	91

M&T Bank Corp	100	9				151

Marshall & Ilsley Corp	400	8
Nordea Bank AB	1,458	17		Cosmetics & Toiletries (0.98%)
Piraeus Bank SA	25	1		Avon Products Inc	1,300	54

		Schedule of Investments
		Asset Allocation Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)				Electric - Integrated (1.87%)
Colgate-Palmolive Co	1,450	$109		Allegheny Energy Inc	600	$22
L'Oreal SA	306	30		Ameren Corp	800	31
Procter & Gamble Co	8,315	580		American Electric Power Co Inc	1,300	48

		773		Consolidated Edison Inc	900	39

Cruise Lines (0.05%)				Constellation Energy Group Inc	500	12
Carnival Corp	1,183	42		Dominion Resources Inc/VA	1,700	73
				DTE Energy Co	700	28
Data Processing & Management (0.04%)				Duke Energy Corp	3,600	63
Fiserv Inc (a)	700	33		E.ON AG	6,279	319
				Edison International	1,000	40
Disposable Medical Products (0.05%)				Entergy Corp	700	62
CR Bard Inc	400	38		Exelon Corp	1,800	113
				FirstEnergy Corp	1,000	67
Distribution & Wholesale (0.06%)				FPL Group Inc	1,200	60
Genuine Parts Co	900	36
				Iberdrola SA	6,569	66
Wolseley PLC	1,503	12

				PG&E Corp	1,200	45
		48

				PPL Corp	1,100	41
Diversified Manufacturing Operations (1.90%)				Progress Energy Inc	900	39
3M Co	2,000	137		Public Service Enterprise Group Inc	1,600	52
Danaher Corp	800	55		RWE AG	1,396	134
Eaton Corp	900	51		Southern Co	2,300	87
General Electric Co	27,400	699		Xcel Energy Inc	1,800	36

Honeywell International Inc	2,500	104				1,477

Illinois Tool Works Inc	1,600	71
				Electric Products - Miscellaneous (0.14%)
ITT Corp	900	50
				Emerson Electric Co	2,400	98
Leggett & Platt Inc	700	15
				Molex Inc	700	16

Parker Hannifin Corp	900	48
						114

Siemens AG	1,973	186
Textron Inc	900	26		Electronic Components - Miscellaneous (0.15%)
Tyco International Ltd	1,700	59		Jabil Circuit Inc	800	8

		1,501		Koninklijke Philips Electronics NV	2,337	63

				Tyco Electronics Ltd	1,675	46

Diversified Minerals (0.13%)						117

Anglo American PLC	1,174	40
BHP Billiton PLC	2,113	48		Electronic Components - Semiconductors (0.68%)
Xstrata PLC	554	17		Advanced Micro Devices Inc (a)	1,500	8

		105		Altera Corp	1,900	39

				ARM Holdings Plc	1,339	2
Diversified Operations (0.07%)				Broadcom Corp (a)	1,200	23
LVMH Moet Hennessy Louis Vuitton SA	648	57
				Infineon Technologies AG (a)	733	4
E-Commerce - Products (0.08%)				Intel Corp	14,500	272
Amazon.com Inc (a)	900	65		Micron Technology Inc (a)	2,800	11
				National Semiconductor Corp	1,500	26
E-Commerce - Services (0.08%)				Nvidia Corp (a)	2,450	26
eBay Inc (a)	2,956	66		QLogic Corp (a)	400	6
				STMicroelectronics NV	662	7
Electric - Generation (0.23%)				Texas Instruments Inc	3,800	82
AES Corp/The (a)	2,100	24		Xilinx Inc	1,200	28

CEZ	2,582	158				534

		182

		Schedule of Investments
		Asset Allocation Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electronic Forms (0.09%)				Food - Miscellaneous/Diversified (continued)
Adobe Systems Inc (a)	1,700	$67		Campbell Soup Co	1,000 $			39
				ConAgra Foods Inc	1,900			37
Electronic Measurement Instruments (0.05%)				General Mills Inc	1,200			82
Agilent Technologies Inc (a)	1,300	39		HJ Heinz Co	1,100			55
				Kellogg Co	1,200			67
Electronic Parts Distribution (0.00%)
				Kraft Foods Inc	5,300			174
Electrocomponents PLC	980	3
				Nestle SA	7,240			313
Electronics - Military (0.05%)				Sara Lee Corp	3,200			40
L-3 Communications Holdings Inc	400	39		Unilever NV	3,012			85

								909

Engineering - Research & Development Services (0.12%)				Food - Retail (0.29%)
ABB Ltd (a)	3,679	71		Carrefour SA	579			27
Larsen & Toubro Ltd (b)	452	24		Koninklijke Ahold NV	668			8

		95		Kroger Co/The	1,900			52

Enterprise Software & Services (0.41%)				Metro AG	136			7
CA Inc	2,100	42		Safeway Inc	1,200			29
Oracle Corp (a)	9,971	203		SUPERVALU Inc	600			13
SAP AG	1,437	76		Tesco PLC	13,528			94

		321						230

Entertainment Software (0.06%)				Food - Wholesale & Distribution (0.07%)
Electronic Arts Inc (a)	1,200	44		Sysco Corp	1,700			52

Fiduciary Banks (0.28%)				Forestry (0.07%)
Bank of New York Mellon Corp/The	4,724	154		Plum Creek Timber Co Inc	478			24
State Street Corp	1,200	68		Weyerhaeuser Co	500			30

		222						54

Finance - Consumer Loans (0.02%)				Gambling (Non-Hotel) (0.00%)
SLM Corp (a)	1,200	15		Ladbrokes PLC	1,051			4

Finance - Credit Card (0.20%)				Gas - Distribution (0.06%)
American Express Co	4,400	156		Sempra Energy	900			45

Finance - Investment Banker & Broker (1.57%)				Gold Mining (0.07%)
Charles Schwab Corp/The	3,200	83		Newmont Mining Corp	1,500			58
Citigroup Inc	15,316	314
Credit Suisse Group AG	1,217	57		Health Care Cost Containment (0.06%)
Goldman Sachs Group Inc/The	1,475	189		McKesson Corp	900			48
JP Morgan Chase & Co	10,828	505
Merrill Lynch & Co Inc	2,600	66		Home Decoration Products (0.02%)
				Newell Rubbermaid Inc	900			16
UBS AG (a)	1,339	23

		1,237		Hotels & Motels (0.15%)

Finance - Other Services (0.10%)				Accor SA	1,067			57
Man Group plc	12,539	77		Intercontinental Hotels Group PLC	857			11
				Marriott International Inc/DE	764			20
Food - Confectionery (0.08%)				Starwood Hotels & Resorts Worldwide Inc	478			13
WM Wrigley Jr Co	800	64		Wyndham Worldwide Corp	1,120			18

								119

Food - Miscellaneous/Diversified (1.15%)
Cadbury PLC	1,665	17

		Schedule of Investments
		Asset Allocation Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Human Resources (0.02%)				Medical - Biomedical/Gene (continued)
Monster Worldwide Inc (a)	300	$5		Genzyme Corp (a)	700	$57
Robert Half International Inc	500	12		Gilead Sciences Inc (a)	2,200	100

		17		Millipore Corp (a)	100	7

Industrial Gases (0.15%)						536

Air Products & Chemicals Inc	700	48		Medical - Drugs (3.16%)
Praxair Inc	1,000	72		Abbott Laboratories	5,700	328

		120		Allergan Inc/United States	1,000	51

Instruments - Scientific (0.09%)				AstraZeneca PLC	2,366	104
Applied Biosystems Inc	700	24		Bristol-Myers Squibb Co	7,800	163
Thermo Fisher Scientific Inc (a)	600	33		Dr Reddys Laboratories Ltd ADR	700	8
Waters Corp (a)	300	17		Eli Lilly & Co	4,100	181

		74		Forest Laboratories Inc (a)	1,300	37

				GlaxoSmithKline PLC	7,973	173
Insurance Brokers (0.10%)				Merck & Co Inc/NJ	6,700	211
Aon Corp	900	41		Novartis AG	3,629	191
Marsh & McLennan Cos Inc	1,300	41		Novo Nordisk A/S	1,116	58

		82		Pfizer Inc	23,400	431

Internet Security (0.12%)				Roche Holding AG	1,019	159
Symantec Corp (a)	3,548	69		Sanofi-Aventis SA	1,610	106
VeriSign Inc (a)	1,100	29		Schering-Plough Corp	6,400	118

		98		Wyeth	4,700	174

Investment Management & Advisory Services (0.12%)						2,493

Ameriprise Financial Inc	680	26		Medical - HMO (0.36%)
Franklin Resources Inc	600	53		Aetna Inc	1,700	62
Legg Mason Inc	400	15		Cigna Corp	1,100	37

		94		UnitedHealth Group Inc	4,000	102

Life & Health Insurance (0.45%)				WellPoint Inc (a)	1,800	84

Aflac Inc	1,200	70				285

Aviva PLC	5,943	52		Medical - Wholesale Drug Distribution (0.08%)
Lincoln National Corp	800	34		Cardinal Health Inc	1,300	64
Prudential Financial Inc	1,200	86
Prudential PLC	7,066	65		Medical Instruments (0.37%)
Unum Group	1,900	48		Boston Scientific Corp (a)	4,291	53

		355		Intuitive Surgical Inc (a)	100	24

				Medtronic Inc	3,317	166
Linen Supply & Related Items (0.01%)				St Jude Medical Inc (a)	1,150	50

Cintas Corp	400	11
						293

Machinery - Construction & Mining (0.17%)				Medical Products (1.54%)
Caterpillar Inc	2,200	131		Baxter International Inc	2,100	138
				Becton Dickinson & Co	1,000	80
Machinery - Farm (0.09%)				Covidien Ltd	1,675	90
Deere & Co	1,400	69		Johnson & Johnson	10,000	693
				Nobel Biocare Holding AG	1,335	45
Machinery - General Industry (0.00%)
OC Oerlikon Corp AG (a)	12	2		Smith & Nephew PLC	6,219	66
				Stryker Corp	900	56
Medical - Biomedical/Gene (0.68%)				Zimmer Holdings Inc (a)	700	45

Amgen Inc (a)	5,000	296				1,213

Biogen Idec Inc (a)	1,505	76

		Schedule of Investments
		Asset Allocation Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Metal - Aluminum (0.08%)				Office Automation & Equipment (continued)
Alcoa Inc	2,800	$63		Xerox Corp	3,000	$35

						64

Metal - Diversified (0.15%)
Freeport-McMoRan Copper & Gold Inc	1,200	68		Office Supplies & Forms (0.02%)
Rio Tinto PLC	745	47		Avery Dennison Corp	300	13

		115		Oil - Field Services (0.56%)

Metal Processors & Fabrication (0.06%)				Baker Hughes Inc	900	55
Precision Castparts Corp	500	39		Halliburton Co	2,700	87
Sterlite Industries India Ltd ADR	1,000	9		Schlumberger Ltd	3,000	234

		48		Weatherford International Ltd (a)	2,500	63

Motorcycle/Motor Scooter (0.04%)						439

Harley-Davidson Inc	900	34		Oil & Gas Drilling (0.14%)
				Transocean Inc	1,009	111
Multi-Line Insurance (1.02%)
Allianz SE	702	97		Oil Company - Exploration & Production (0.87%)
Allstate Corp/The	1,600	74		Anadarko Petroleum Corp	1,500	73
Assicurazioni Generali SpA	4,012	133		Apache Corp	1,100	115
Assurant Inc	1,300	71		Chesapeake Energy Corp	1,900	68
AXA SA	3,926	129		Devon Energy Corp	1,200	109
Hartford Financial Services Group Inc	900	37		EOG Resources Inc	700	63
Loews Corp	1,000	39		Occidental Petroleum Corp	2,000	141
MetLife Inc	1,900	106		Questar Corp	600	25
XL Capital Ltd	200	4		XTO Energy Inc	1,925	89

Zurich Financial Services AG	414	115				683

		805		Oil Company - Integrated (2.77%)

Multimedia (0.60%)				BP PLC	3,784	31
Lagardere SCA	145	7		Chevron Corp	5,430	448
McGraw-Hill Cos Inc/The	1,082	34		ConocoPhillips	4,098	300
Pearson PLC	845	9		Exxon Mobil Corp	13,700	1,064
Sanoma Oyj	102	2		Hess Corp	1,000	82
Thomson Reuters PLC	219	5		Marathon Oil Corp	2,200	88
Time Warner Inc	11,324	148		Royal Dutch Shell PLC - A shares	2,619	76
Viacom Inc (a)	2,082	52		Royal Dutch Shell PLC - B shares	1,621	46
Vivendi	1,214	38		Total SA	892	54

Walt Disney Co/The	5,538	170				2,189

WPP Group PLC	1,226	10		Oil Field Machinery & Equipment (0.08%)

		475		National Oilwell Varco Inc (a)	1,300	65

Networking Products (0.50%)
Cisco Systems Inc (a)	17,400	393		Optical Supplies (0.16%)
				Cie Generale d'Optique Essilor International
Non-Hazardous Waste Disposal (0.07%)				SA	2,487	124
Waste Management Inc	1,700	54
				Paper & Related Products (0.05%)
Office Automation & Equipment (0.08%)				International Paper Co	1,100	29
Neopost SA	48	4		MeadWestvaco Corp	500	11

OCE NV	281	2				40

Pitney Bowes Inc	700	23		Pharmacy Services (0.16%)
				Express Scripts Inc (a)	800	59

		Schedule of Investments
		Asset Allocation Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Pharmacy Services (continued)				Regional Banks (continued)
Medco Health Solutions Inc (a)	1,500	$68		SunTrust Banks Inc	500 $			23

		127		US Bancorp	2,200			79

Photo Equipment & Supplies (0.02%)				Wells Fargo & Co	4,300			161

Eastman Kodak Co	1,000	15						875

				Reinsurance (0.02%)
Pipelines (0.09%)				Muenchener Rueckversicherungs AG	101			15
Williams Cos Inc	3,100	73
				REITS - Apartments (0.07%)
Power Converter & Supply Equipment (0.06%)				AvalonBay Communities Inc	231			23
Schneider Electric SA	502	43		Equity Residential	790			35

								58

Printing - Commercial (0.02%)
RR Donnelley & Sons Co	600	15		REITS - Diversified (0.11%)
				Land Securities Group PLC	2,108			48
Property & Casualty Insurance (0.21%)				Vornado Realty Trust	386			35

Chubb Corp	1,100	61						83

Progressive Corp/The	1,800	31
				REITS - Healthcare (0.03%)
Travelers Cos Inc/The	1,600	72		HCP Inc	638			26

		164

Publicly Traded Investment Fund (0.93%)				REITS - Hotels (0.03%)
iShares MSCI Emerging Markets Index Fund	21,213	732		Host Hotels & Resorts Inc	1,519			20
Midcap SPDR Trust Series 1	37	5

		737		REITS - Office Property (0.04%)

				Boston Properties Inc	335			31
Publishing - Books (0.03%)
Reed Elsevier NV	707	10		REITS - Regional Malls (0.09%)
Reed Elsevier PLC	1,179	12		General Growth Properties Inc	762			12
Yell Group PLC	820	1		Simon Property Group Inc	633			61

		23						73

Publishing - Newspapers (0.04%)				REITS - Shopping Centers (0.05%)
Daily Mail & General Trust	311	2		Developers Diversified Realty Corp	407			13
Gannett Co Inc	960	16		Kimco Realty Corp	735			27

New York Times Co/The	802	12						40

		30		REITS - Storage (0.04%)

Publishing - Periodicals (0.01%)				Public Storage	345			34
PagesJaunes Groupe SA	119	2
United Business Media Ltd	322	3		REITS - Warehouse & Industrial (0.04%)
Wolters Kluwer NV	326	6		Prologis	724			30

		11

				Retail - Apparel & Shoe (0.17%)
Quarrying (0.03%)				Abercrombie & Fitch Co	300			12
Vulcan Materials Co	300	22		Gap Inc/The	1,544			28
				Hennes & Mauritz AB	1,250			51
Regional Banks (1.11%)				Liz Claiborne Inc	500			8
Bank of America Corp	14,463	506		Ltd Brands Inc	1,228			21
Capital One Financial Corp	1,000	51		Nordstrom Inc	600			17

Comerica Inc	200	7						137

Fifth Third Bancorp	800	10
Keycorp	700	8		Retail - Auto Parts (0.03%)
PNC Financial Services Group Inc	400	30		Autozone Inc (a)	205			25

		Schedule of Investments
		Asset Allocation Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Bedding (0.04%)				Rubber - Tires (continued)
Bed Bath & Beyond Inc (a)	998	$31		Continental AG	360 $			30

								57

Retail - Building Products (0.28%)
Home Depot Inc	4,593	119		Savings & Loans - Thrifts (0.02%)
Lowe's Cos Inc	4,198	99		Hudson City Bancorp Inc	600			11

		218		Sovereign Bancorp Inc	700			3

								14

Retail - Computer Equipment (0.02%)
GameStop Corp (a)	500	17		Schools (0.03%)
				Apollo Group Inc (a)	400			24
Retail - Consumer Electronics (0.05%)
Best Buy Co Inc	953	36		Semiconductor Component - Integrated Circuits (0.07%)
				Analog Devices Inc	900			24
Retail - Discount (0.75%)				Linear Technology Corp	900			27

Costco Wholesale Corp	1,200	78						51

Target Corp	2,249	111		Semiconductor Equipment (0.15%)
Wal-Mart Stores Inc	6,700	401		Applied Materials Inc	4,300			65

		590		ASML Holding NV	423			8

Retail - Drug Store (0.29%)				Kla-Tencor Corp	800			25
CVS/Caremark Corp	4,200	141		Novellus Systems Inc (a)	800			16
Walgreen Co	2,800	87		Teradyne Inc (a)	800			6

		228						120

Retail - Jewelry (0.09%)				Soap & Cleaning Products (0.04%)
Compagnie Financiere Richemont SA	1,197	53		Reckitt Benckiser Group PLC	670			33
Tiffany & Co	446	16

		69		Steel - Producers (0.11%)

				ArcelorMittal	723			37
Retail - Major Department Store (0.14%)				Nucor Corp	700			28
JC Penney Co Inc	841	28		United States Steel Corp	300			23

Marks & Spencer Group PLC	4,985	18						88

Sears Holdings Corp (a)	300	28
TJX Cos Inc	1,296	40		Steel - Specialty (0.01%)

		114		Allegheny Technologies Inc	300			9

Retail - Office Supplies (0.06%)				Telecommunication Equipment (0.05%)
Staples Inc	2,145	48		Alcatel-Lucent	1,532			6
				Nortel Networks Corp (a)	38			-
Retail - Regional Department Store (0.08%)				Tellabs Inc (a)	1,600			6
Kohl's Corp (a)	897	41		Vodafone Group PLC	13,532			30

Macy's Inc	1,316	24						42

		65

				Telecommunication Equipment - Fiber Optics (0.08%)
Retail - Restaurants (0.38%)				Corning Inc	3,800			59
Darden Restaurants Inc	900	26		JDS Uniphase Corp (a)	712			6

McDonald's Corp	3,269	202						65

Starbucks Corp (a)	1,974	29
Yum! Brands Inc	1,396	45		Telecommunication Services (0.04%)

		302		Embarq Corp	606			25

				Tata Communications Ltd ADR	500			10

Rubber - Tires (0.07%)								35

Compagnie Generale des Etablissements
Michelin	427	27		Telephone - Integrated (1.61%)
				AT&T Inc	17,636			492

		Schedule of Investments
		Asset Allocation Account
		September 30, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Telephone - Integrated (continued)				Web Portals (0.39%)
BT Group PLC	9,010	$26		Google Inc (a)		600		$240
Deutsche Telekom AG	4,053	62		Yahoo! Inc (a)		3,900		68

Koninklijke (Royal) KPN NV	3,971	57						308

Portugal Telecom SGPS SA	2,626	27		Wireless Equipment (0.48%)
Qwest Communications International Inc	5,100	17		American Tower Corp (a)		1,300		47
Sprint Nextel Corp	8,538	52		Motorola Inc		6,200		44
Swisscom AG	154	46		Nokia OYJ		4,140		77
Telecom Italia SpA - RNC	10,709	12		Qualcomm Inc		4,200		180
Telecom Italia SpA	17,007	25		Telefonaktiebolaget LM Ericsson		2,817		27

Telefonica SA	7,702	183						375
Telefonica SA ADR	1	-

Verizon Communications Inc	8,500	273		TOTAL COMMON STOCKS			$36,588

		1,272		PREFERRED STOCKS (0.01%)

Television (0.48%)				Soap & Cleaning Products (0.01%)
British Sky Broadcasting Group PLC	1,199	9		Henkel AG & Co KGaA		276		10

CBS Corp	2,082	30		TOTAL PREFERRED STOCKS			$10

Central European Media Enterprises Ltd (a)	1,400	92				Principal
Gestevision Telecinco SA	150	1				Amount		Value
ITV PLC	4,482	3				(000	's)	(000	's)

Mediaset SpA	886	6		BONDS	(10.07%)
Modern Times Group AB	50	2		Aerospace & Defense (0.06%)
Societe Television Francaise 1	165	3		Systems 2001 AT LLC
TVN SA	30,463	229		6.66%, 9/15/2013 (c)		$44		44

		375

				Agricultural Biotech (0.01%)
Tobacco (0.73%)				Monsanto Co
Altria Group Inc	7,300	145		5.13%, 4/15/2018		10		10
ITC Ltd	4,989	20
Philip Morris International Inc	7,100	341		Agricultural Operations (0.03%)
Reynolds American Inc	700	34		Archer-Daniels-Midland Co
UST Inc	500	33		5.45%, 3/15/2018		25		23

		573		Asset Backed Securities (0.93%)

Tools - Hand Held (0.02%)				Connecticut RRB Special Purpose Trust CL&P
Black & Decker Corp	300	18		3.11%, 12/30/2010 (d)		60		60
				Credit-Based Asset Servicing and
Toys (0.03%)				Securitization LLC
Mattel Inc	1,400	25		3.27%, 6/25/2036 (d)		6		6
				First Franklin Mortgage Loan Asset Backed
Transport - Rail (0.48%)				Certificates
Burlington Northern Santa Fe Corp	1,000	93		3.26%, 7/25/2036 (d)		23		23
CSX Corp	1,700	93		3.26%, 3/25/2037 (d)		78		74
				Fremont Home Loan Trust
Norfolk Southern Corp	1,000	66		3.26%, 10/25/2036 (d)		74		71
Union Pacific Corp	1,800	128		GSAMP Trust

		380		3.28%, 1/25/2037 (d)		45		42

Transport - Services (0.45%)				PSE&G Transition Funding LLC
Deutsche Post AG	3,132	66		6.75%, 6/15/2016		250		253
FedEx Corp	900	71		Residential Asset Mortgage Products Inc
United Parcel Service Inc	3,500	220		3.28%, 8/25/2036 (d)		38		37

				Securitized Asset Backed Receivables LLC Trust
		357		3.32%, 2/25/2037 (d)		94		88

					Schedule of Investments
					Asset Allocation Account
					September 30, 2008 (unaudited)

		Principal						Principal
		Amount			Value			Amount		Value
		(000	's)		(000	's)		(000	's)	(000	's)

	BONDS (continued)						BONDS (continued)
	Asset Backed Securities (continued)						Computers (continued)
	Soundview Home Equity Loan Trust						Hewlett-Packard Co
	3.32%, 2/25/2037 (d)	$86			$80		5.50%, 3/ 1/2018	$15	$			14

					734							28

Auto	- Car & Light Trucks (0.03%)						Credit Card Asset Backed Securities (0.86%)
	Daimler Finance North America LLC						American Express Credit Account Master Trust
	7.20%, 9/ 1/2009			20	20		2.49%, 10/15/2012 (d)	125				122
	8.50%, 1/18/2031			5	5		Capital One Multi-Asset Execution Trust

					25		5.65%, 7/15/2020	100				88

							Citibank Credit Card Issuance Trust
	Beverages - Non-Alcoholic (0.02%)						3.19%, 3/22/2012 (d)	150				146
	Dr Pepper Snapple Group Inc						4.40%, 6/20/2014 (d)	250				238
	6.82%, 5/ 1/2018 (c)			20	19
							Discover Card Master Trust

	Brewery (0.05%)						5.65%, 3/16/2020	100				87

	FBG Finance Ltd											681

	5.13%, 6/15/2015 (c)			45	42		Data Processing & Management (0.05%)
							Fiserv Inc
	Cable TV (0.21%)						6.80%, 11/20/2017	40				39
	Comcast Cable Communications Inc
	7.13%, 6/15/2013			5	5		Diversified Financial Services (0.22%)
	Comcast Corp						General Electric Capital Corp
	6.50%, 1/15/2015			10	10		5.63%, 9/15/2017	75				64
	5.70%, 5/15/2018			60	52		5.63%, 5/ 1/2018	125				106

	COX Communications Inc											170

	6.25%, 6/ 1/2018 (c)			30	28
	Echostar DBS Corp						Diversified Manufacturing Operations (0.10%)
	6.38%, 10/ 1/2011			45	41		General Electric Co
	Time Warner Cable Inc						5.25%, 12/ 6/2017	45				39
	6.75%, 7/ 1/2018			30	28		Honeywell International Inc

					164		5.30%, 3/ 1/2018	25				24

							Parker Hannifin Corp
	Casino Hotels (0.03%)						5.50%, 5/15/2018	20				20

	MGM Mirage											83

	6.00%, 10/ 1/2009			25	23
							Diversified Minerals (0.05%)
	Cellular Telecommunications (0.01%)						Rio Tinto Finance USA Ltd
	Vodafone Group PLC						6.50%, 7/15/2018	45				43
	5.63%, 2/27/2017			10	9
							Diversified Operations (0.03%)
	Chemicals - Diversified (0.06%)						Capmark Financial Group Inc
	EI Du Pont de Nemours & Co						5.88%, 5/10/2012	35				17
	6.00%, 7/15/2018			25	24		6.30%, 5/10/2017	20				8

	ICI Wilmington Inc											25

	4.38%, 12/ 1/2008			20	20		Electric - Distribution (0.03%)

					44		Detroit Edison Co/The

	Commercial Banks (0.08%)						6.13%, 10/ 1/2010	25				26
	Credit Suisse/New York NY
	6.00%, 2/15/2018			70	61		Electric - Integrated (0.57%)
							Appalachian Power Co
	Computers (0.04%)						5.65%, 8/15/2012	15				15
	Dell Inc						Arizona Public Service Co
	5.65%, 4/15/2018 (c)			15	14		5.80%, 6/30/2014	40				37
							Consumers Energy Co
							4.80%, 2/17/2009	55				55

			Schedule of Investments
			Asset Allocation Account
			September 30, 2008 (unaudited)

		Principal						Principal
		Amount	Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Electric - Integrated (continued)						Finance - Consumer Loans (continued)
Consumers Energy Co (continued)						SLM Corp
4.00%, 5/15/2010	$15		$15			4.00%, 1/15/2010	$40	$			31

E.ON International Finance BV											186

5.80%, 4/30/2018 (c)	55		52
						Finance - Credit Card (0.06%)
Entergy Gulf States Inc
3.57%, 12/ 8/2008 (c)(d)	23		23			American Express Credit Corp
						7.30%, 8/20/2013	45				43
3.21%, 12/ 1/2009 (d)	20		20

Nisource Finance Corp					Finance - Investment Banker & Broker (0.53%)
3.38%, 11/23/2009 (d)	30		29			Bear Stearns Cos LLC/The
7.88%, 11/15/2010	35		36			5.55%, 1/22/2017	45				39
6.80%, 1/15/2019	20		18			7.25%, 2/ 1/2018	30				29
Ohio Edison Co						Citigroup Inc
6.40%, 7/15/2016	20		19			6.13%, 11/21/2017	35				30
Ohio Power Co						6.13%, 5/15/2018	35				29
6.00%, 6/ 1/2016	40		38			5.88%, 5/29/2037	30				21
Peco Energy Co						Credit Suisse USA Inc
5.35%, 3/ 1/2018	20		18			5.13%, 8/15/2015	15				13
PPL Energy Supply LLC						Goldman Sachs Group Inc/The
6.30%, 7/15/2013	20		19			6.15%, 4/ 1/2018	50				41
Public Service Co of Colorado						6.75%, 10/ 1/2037	70				47
6.50%, 8/ 1/2038	25		24
						JPMorgan Chase & Co
Union Electric Co						4.75%, 5/ 1/2013	20				19
6.40%, 6/15/2017	30		29

			447			6.00%, 1/15/2018	75				68

						Merrill Lynch & Co Inc
Electric Products - Miscellaneous (0.03%)						6.88%, 4/25/2018	95				84

LG Electronics Inc											420

5.00%, 6/17/2010 (c)	25		25
					Finance - Mortgage Loan/Banker (1.00%)
Electronic Components - Miscellaneous (0.05%)						Fannie Mae
Koninklijke Philips Electronics NV						6.63%, 11/15/2030	300				362
5.75%, 3/11/2018	40		38			Freddie Mac
						4.88%, 6/13/2018	300				304
Enterprise Software & Services (0.04%)						Nationwide Building Society
Oracle Corp						4.25%, 2/ 1/2010 (c)	60				59
5.75%, 4/15/2018	35		32			SLM Student Loan Trust
						2.79%, 10/25/2014 (d)	63				63

Fiduciary Banks (0.03%)											788

Bank of New York Mellon Corp/The						Finance - Other Services (0.04%)
4.50%, 4/ 1/2013	25		23
						NYSE Euronext
						4.80%, 6/28/2013	30				29
Finance - Commercial (0.02%)

Caterpillar Financial Services Corp					Food	- Miscellaneous/Diversified (0.11%)
4.90%, 8/15/2013	15		14
						ConAgra Foods Inc
						7.00%, 10/ 1/2028	15				14
Finance - Consumer Loans (0.24%)
American General Finance Corp						8.25%, 9/15/2030	20				22
4.63%, 9/ 1/2010	10		6			General Mills Inc
HSBC Finance Corp						5.25%, 8/15/2013	15				15
4.13%, 12/15/2008	15		15			Kraft Foods Inc

6.75%, 5/15/2011	105		106			6.13%, 8/23/2018	35				33

John Deere Capital Corp											84

5.75%, 9/10/2018	30		28

					Schedule of Investments
					Asset Allocation Account
					September 30, 2008 (unaudited)

		Principal							Principal
		Amount			Value				Amount				Value
		(000	's)		(000	's)			(000	's)			(000	's)

	BONDS (continued)							BONDS (continued)
Food	- Retail (0.08%)							Medical Products (continued)
	Delhaize America Inc							Hospira Inc
	9.00%, 4/15/2031	$36			$38			4.24%, 3/30/2010 (d)	$55			$			53

	Kroger Co/The														121

	6.40%, 8/15/2017			25	24

							Multi	-Line Insurance (0.03%)
					62

								MetLife Inc
	Home Equity - Other (0.25%)							6.82%, 8/15/2018			25				24
	ACE Securities Corp
	3.53%, 5/25/2034 (d)			22	16			Multimedia (0.15%)
	Argent Securities Inc							Time Warner Inc
	3.26%, 10/25/2036 (d)			54	53			5.88%, 11/15/2016			40				35
	Bayview Financial Acquisition Trust							Viacom Inc
	3.82%, 11/28/2036 (d)			17	17			6.88%, 4/30/2036			40				32
Securitized Asset Backed Receivables LLC Trust								Vivendi
	3.29%, 11/25/2036 (d)			77	74			6.63%, 4/ 4/2018 (c)			55				53

	Soundview Home Equity Loan Trust														120

	3.29%, 1/25/2037 (d)			38	37		Non	-Hazardous Waste Disposal (0.01%)

					197			Waste Management Inc

	Hotels & Motels (0.02%)							7.38%, 8/ 1/2010			10				10
	Starwood Hotels & Resorts Worldwide Inc
	6.75%, 5/15/2018			20	18			Office Automation & Equipment (0.03%)
								Xerox Corp
	Life & Health Insurance (0.02%)							6.35%, 5/15/2018			25				23
	Prudential Financial Inc
	6.63%, 12/ 1/2037			15	13		Oil	- Field Services (0.02%)
								Weatherford International Ltd
	Medical - Biomedical/Gene (0.08%)							6.00%, 3/15/2018			20				18
	Amgen Inc
	5.85%, 6/ 1/2017			30	29		Oil Company - Exploration & Production (0.14%)
	Biogen Idec Inc							Devon Financing Corp ULC
	6.88%, 3/ 1/2018			35	34			7.88%, 9/30/2031			25				26

					63			Equitable Resources Inc

								6.50%, 4/ 1/2018			20				19
	Medical - Drugs (0.15%)							Questar Market Resources Inc
	AstraZeneca PLC							6.80%, 4/ 1/2018			35				35
	5.90%, 9/15/2017			25	25			XTO Energy Inc
	Bristol-Myers Squibb Co							5.50%, 6/15/2018			35				31

	5.45%, 5/ 1/2018			40	38										111

	GlaxoSmithKline Capital Inc
	5.65%, 5/15/2018			35	33			Oil Company - Integrated (0.12%)
	Wyeth							ConocoPhillips
	5.50%, 2/15/2016			5	5			5.20%, 5/15/2018			35				33
	5.45%, 4/ 1/2017			20	19			Marathon Oil Corp

					120			6.00%, 10/ 1/2017			25				23

								5.90%, 3/15/2018			15				13
	Medical - HMO (0.04%)							Petro-Canada
	UnitedHealth Group Inc							6.05%, 5/15/2018			30				26

	6.00%, 2/15/2018			35	32										95

	Medical Products (0.15%)							Pharmacy Services (0.03%)
	Baxter International Inc							Medco Health Solutions Inc
	4.63%, 3/15/2015			30	29			7.13%, 3/15/2018			25				25
	5.38%, 6/ 1/2018			10	9
	Covidien International Finance SA
	6.00%, 10/15/2017			30	30

						Schedule of Investments
						Asset Allocation Account
						September 30, 2008 (unaudited)

		Principal										Principal
		Amount				Value						Amount	Value
		(000	's)			(000	's)				(000	's)	(000	's)

BONDS (continued)										BONDS (continued)
Pipelines (0.22%)										Retail - Building Products (0.11%)
CenterPoint Energy Resources Corp										Home Depot Inc
7.88%, 4/ 1/2013		$ 5			$			5		2.94%, 12/16/2009 (d)	$65	$			61
6.25%, 2/ 1/2037				15				12		5.40%, 3/ 1/2016	30				26

Colorado Interstate Gas Co															87

6.80%, 11/15/2015				25				24
										Retail - Discount (0.05%)
Consolidated Natural Gas Co
6.25%, 11/ 1/2011				15				15		Wal-Mart Stores Inc
										4.25%, 4/15/2013	40				39
Kinder Morgan Finance Co ULC
5.70%, 1/ 5/2016				45				39		Retail - Drug Store (0.09%)
Plains All American Pipeline LP/PAA Finance										CVS Lease Pass Through Certificates
Corp
6.70%, 5/15/2036				40				35		6.04%, 12/10/2028 (c)	43				39
Texas Eastern Transmission LP										CVS/Caremark Corp
7.00%, 7/15/2032				20				19		5.75%, 6/ 1/2017	10				9
TransCanada Pipelines Ltd										Walgreen Co

6.50%, 8/15/2018				30				29		4.88%, 8/ 1/2013	25				25

								178							73

Power Converter & Supply Equipment (0.04%)									Retail - Regional Department Store (0.06%)
Cooper Industries Inc										Macys Retail Holdings Inc
5.25%, 11/15/2012				35				35		5.95%, 11/ 1/2008	45				45

Property & Casualty Insurance (0.04%)										Retail - Restaurants (0.05%)
Ace INA Holdings Inc										Yum! Brands Inc
5.60%, 5/15/2015				15				14		8.88%, 4/15/2011	35				38
Chubb Corp
5.75%, 5/15/2018				5				5		Semiconductor Equipment (0.04%)
										Kla-Tencor Corp
Travelers Cos Inc/The										6.90%, 5/ 1/2018	30				28
5.80%, 5/15/2018				15				14

								33		Sovereign Agency (0.98%)

Real Estate Operator & Developer (0.08%)										Fannie Mae
Brookfield Asset Management Inc										4.63%, 10/15/2013	750				772
7.13%, 6/15/2012				40				40
5.80%, 4/25/2017				25				22		Special Purpose Entity (0.31%)

								62		AIG SunAmerica Global Financing VI

										6.30%, 5/10/2011 (c)	110				89
Regional Banks (0.22%)										Farmers Exchange Capital
Bank of America Corp										7.05%, 7/15/2028 (c)	110				88
5.75%, 12/ 1/2017				35				30		Harley-Davidson Funding Corp
5.65%, 5/ 1/2018				40				34		6.80%, 6/15/2018 (c)	20				19
Wachovia Corp										Xlliac Global Funding
5.50%, 5/ 1/2013				75				62		4.80%, 8/10/2010 (c)	55				53

Wells Fargo & Co															249

5.63%, 12/11/2017				55				50

								176	Steel	- Producers (0.03%)

										ArcelorMittal
Reinsurance (0.06%)										6.13%, 6/ 1/2018 (c)	25				22
Berkshire Hathaway Finance Corp
5.40%, 5/15/2018 (c)				50				48		Telecommunication Equipment (0.06%)
										Telefonica Europe BV
REITS	- Warehouse & Industrial (0.01%)									8.25%, 9/15/2030	45				45
Prologis
6.63%, 5/15/2018				10				9		Telephone - Integrated (0.44%)
										AT&T Corp
										7.30%, 11/15/2011 (d)	12				12

			Schedule of Investments
			Asset Allocation Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					U.S. GOVERNMENT & GOVERNMENT AGENCY
Telephone - Integrated (continued)					OBLIGATIONS (continued)
AT&T Corp (continued)					Federal Home Loan Mortgage Corporation
8.00%, 11/15/2031 (d)	$50		$51		(FHLMC) (continued)
					12.00%, 7/ 1/2013	$ 7		$9
AT&T Inc					12.00%, 6/ 1/2015	14		16
5.60%, 5/15/2018	20		18
6.15%, 9/15/2034	25		21		11.50%, 10/ 1/2015	11		11
Deutsche Telekom International Finance BV					10.00%, 9/ 1/2017	7		7
8.75%, 6/15/2030 (d)	20		19		5.64%, 1/ 1/2037	104		106
France Telecom SA					5.76%, 1/ 1/2037	146		148
8.50%, 3/ 1/2031 (d)	45		49		5.87%, 4/ 1/2037	109		111

Sprint Capital Corp								7,116

8.75%, 3/15/2032	30		23		Federal National Mortgage Association (FNMA) (10.71%)
Telecom Italia Capital SA					4.50%, 10/ 1/2023 (e)	700		682
4.00%, 11/15/2008	25		25
4.00%, 1/15/2010	30		29		4.50%, 10/ 1/2038 (e)	700		662
4.95%, 9/30/2014	15		13		5.00%, 10/ 1/2038 (e)	1,175		1,145
7.00%, 6/ 4/2018	40		36		5.50%, 10/ 1/2038 (e)	1,510		1,506
Verizon Communications Inc					6.00%, 10/ 1/2038 (e)	260		263
5.50%, 2/15/2018	40		35		6.50%, 10/ 1/2038 (e)	600		615
Verizon New England Inc					7.00%, 10/ 1/2038 (e)	200		209
6.50%, 9/15/2011	20		20		8.00%, 2/ 1/2012	8		8

			351		10.00%, 4/ 1/2016	8		9

					4.50%, 9/ 1/2022	646		630
Tobacco (0.08%)
Philip Morris International Inc					7.00%, 4/ 1/2023	2		2
5.65%, 5/16/2018	35		33		7.50%, 4/ 1/2030	1		1
Reynolds American Inc					7.50%, 6/ 1/2030	39		42
6.50%, 7/15/2010	30		31		7.50%, 11/ 1/2030	7		8

			64		7.50%, 2/ 1/2031	23		25

					8.00%, 12/ 1/2031	3		3
Transport - Rail (0.08%)
Burlington Northern Santa Fe Corp					8.50%, 5/ 1/2032	45		49
6.13%, 3/15/2009	45		45		7.00%, 6/ 1/2032	57		59
Canadian National Railway Co					7.50%, 6/ 1/2032	42		45
5.55%, 5/15/2018	15		15		7.00%, 10/ 1/2032	49		51

			60		6.50%, 12/ 1/2032	185		191

					7.00%, 10/ 1/2034	25		26
Transport - Services (0.04%)
FedEx Corp					7.50%, 9/ 1/2035	72		77
7.25%, 2/15/2011	30		31		5.04%, 1/ 1/2036 (d)	314		317
					5.05%, 3/ 1/2036 (d)	149		151
Wireless Equipment (0.04%)					5.12%, 3/ 1/2036 (d)	122		124
Rogers Communications Inc					5.51%, 4/ 1/2036 (d)	318		324
6.80%, 8/15/2018	30		28		5.56%, 4/ 1/2036 (d)	203		207

TOTAL BONDS	$7,947				5.50%, 5/ 1/2036 (d)	145		148

U.S. GOVERNMENT & GOVERNMENT AGENCY					5.51%, 5/ 1/2036 (d)	142		144
OBLIGATIONS (31.47%)					5.53%, 5/ 1/2036 (d)	159		162
Federal Home Loan Mortgage Corporation					5.55%, 7/ 1/2036 (d)	152		155
(FHLMC) (9.01%)					5.55%, 7/ 1/2036 (d)	104		106
5.00%, 10/ 1/2038 (e)	1,725		1,680
					5.56%, 8/ 1/2036 (d)	100		101
5.50%, 10/ 1/2038 (e)	3,725		3,705
					6.03%, 4/ 1/2037	109		111
6.00%, 10/ 1/2038 (e)	625		633
					6.12%, 4/ 1/2037	98		100

7.50%, 10/ 1/2030	23		25
								8,458

4.50%, 1/ 1/2036	697		660
12.00%, 7/ 1/2010	4		5

			Schedule of Investments
			Asset Allocation Account
			September 30, 2008 (unaudited)

					Unrealized Appreciation (Depreciation)
	Principal				The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount		Value		of investments held by the account as of the period end were as follows:
	(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					Unrealized Appreciation				$6,455
OBLIGATIONS (continued)					Unrealized Depreciation				(5,435)

Government National Mortgage Association					Net Unrealized Appreciation (Depreciation)				1,020
(GNMA) (0.03%)
12.00%, 12/15/2012	$15		$16		Cost for federal income tax purposes				74,463
10.50%, 4/15/2014	9		10		All dollar amounts are shown in thousands (000's)

			26

U.S. Treasury (11.72%)						Futures Contracts
4.75%, 11/15/2008	800		804
3.00%, 2/15/2009	1,750		1,760					Current	Unrealized
4.88%, 5/15/2009	2,550		2,599			Number of	Original	Market	Appreciation/
4.63%, 2/29/2012	2,025		2,161		Type	Contracts	Value	Value	(Depreciation)

4.50%, 2/15/2016	400		426		Buy:
4.63%, 2/15/2017	1,000		1,064		DJ EURO STOXX 50;
4.50%, 2/15/2036	375		385		December 2008	1	$44	$43	$(1)
4.38%, 2/15/2038	50		51		Euro-BUND; December

			9,250		2008	6	962	972	10

TOTAL U.S. GOVERNMENT & GOVERNMENT					FTSE 100 Index;
AGENCY OBLIGATIONS	$24,850				December 2008	4	361	353	(8)

SHORT TERM INVESTMENTS (7.71%)					Hang Seng Index;
Commercial Paper (7.71%)					October 2008	2	247	233	(14)
Fannie Mae Discount Notes
1.70%, 11/ 4/2008	$1,000		$998		H-SHARES Index;
1.76%, 11/10/2008	800		798		October 2008	7	446	412	(34)
Freddie Mac Discount Notes					S&P 500 eMini;
2.44%, 10/20/2008	500		499		December 2008	111	6,778	6,488	(290)
2.11%, 11/10/2008	800		798
					SGX CNX NIFTY ETS;
1.80%, 11/18/2008	500		499		October 2008	73	610	574	(36)
United States Treasury Bill
0.17%, 10/30/2008 (a)	1,500		1,500		SPI 200; December 2008	7	654	647	(7)
0.76%, 1/ 8/2009 (a)	1,000		996

			6,088		Topix Index; December
					2008	23	2,615	2,349	(266)

TOTAL SHORT TERM INVESTMENTS	$6,088
					US 10 Year Note;

Total Investments	$75,483				December 2008	44	5,085	5,044	(41)
Other Assets in Excess of Liabilities, Net - 4.40%			3,478

					Sell:
TOTAL NET ASSETS - 100.00%	$78,961				Russell 2000 Mini;

					December 2008	1	69	68	1

(a) Non-Income Producing Security					US 2 Year Note;
(b)	Market value is determined in accordance with procedures established in				December 2008	21	4,448	4,482	(34)
good faith by the Board of Directors. At the end of the period, the value
of these securities totaled $24 or 0.03% of net assets.					US 5 Year Note;
(c)	Security exempt from registration under Rule 144A of the Securities Act				December 2008	20	2,232	2,245	(13)
of 1933. These securities may be resold in transactions exempt from					US Long Bond;
registration, normally to qualified institutional buyers. Unless otherwise					December 2008	20	2,337	2,344	(7)
indicated, these securities are not considered illiquid. At the end of the
period, the value of these securities totaled $717 or 0.91% of net assets.					All dollar amounts are shown in thousands (000's)
(d) Variable Rate
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.

Schedule of Investments
Asset Allocation Account
September 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Government	21.25%
Mortgage Securities	19.76%
Consumer, Non-cyclical	12.93%
Financial	9.36%
Communications	5.80%
Industrial	5.33%
Energy	5.08%
Technology	4.55%
Consumer, Cyclical	4.07%
Utilities	2.76%
Asset Backed Securities	2.12%
Basic Materials	1.55%
Funds	0.93%
Diversified	0.10%
Exchange Traded Funds	0.01%
Other Assets in Excess of Liabilities, Net	4.40%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	59.75%
Futures	33.25%

		Schedule of Investments
		Asset Allocation Account
		September 30, 2008 (unaudited)

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Purchase Contracts	Date	Accept	In Exchange For	Value	(Depreciation)

Australian Dollar	12/11/2008	5,446,212	$4,369	$4,286	$(83)
Canadian Dollar	12/11/2008	1,659,932	1,554	1,564	10
Swiss Franc	12/11/2008	3,089,701	2,806	2,770	(36)
Euro	12/11/2008	5,294,367	7,477	7,474	(3)
British Pound	12/11/2008	1,906,955	3,351	3,398	47
Japanese Yen	12/11/2008	692,271,459	6,480	6,581	101
Norwegian Krone	12/11/2008	836,185	146	142	(4)
Swedish Krona	12/11/2008	1,554,053	231	225	(6)
Singapore Dollar	12/11/2008	246,244	173	172	(1)

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)

Australian Dollar	12/11/2008	4,432,223	$3,577	$3,488	$89
Canadian Dollar	12/11/2008	1,682,569	1,576	1,585	(9)
Swiss Franc	12/11/2008	1,739,011	1,550	1,559	(9)
Euro	12/11/2008	5,537,781	7,854	7,817	37
British Pound	12/11/2008	2,050,091	3,600	3,652	(52)
Japanese Yen	12/11/2008	259,781,160	2,434	2,470	(36)

All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (61.13%)				COMMON STOCKS (continued)
Advertising Agencies (0.09%)				Applications Software (continued)
Omnicom Group Inc	1,825	$70		Quest Software Inc (b)	2,370 $			30
				Verint Systems Inc (b)	803			13

Advertising Services (0.01%)								673

inVentiv Health Inc (a)(b)	330	6
				Athletic Footwear (0.14%)
Aerospace & Defense (0.63%)				Nike Inc	1,585			106
BAE Systems PLC ADR (a)	1,585	47
Boeing Co	617	35		Audio & Video Products (0.05%)
Esterline Technologies Corp (a)(b)	756	30		Matsushita Electric Industrial Co Ltd ADR	2,362			41
General Dynamics Corp	3,016	222		Auto - Car & Light Trucks (0.20%)
Lockheed Martin Corp	1,000	110		Fiat SpA ADR	2,745			37
Teledyne Technologies Inc (a)(b)	129	7		Honda Motor Co Ltd ADR (a)	1,733			52
TransDigm Group Inc (a)(b)	613	21		Nissan Motor Co Ltd ADR	1,863			25

		472		Toyota Motor Corp ADR (a)	376			32

Aerospace & Defense Equipment (0.70%)								146

AAR Corp (a)(b)	1,180	20		Auto/Truck Parts & Equipment - Original (0.05%)
BE Aerospace Inc (b)	1,412	22		BorgWarner Inc	793			26
Goodrich Corp	1,867	78		Titan International Inc	540			12

Moog Inc (a)(b)	424	18						38

Triumph Group Inc (a)	540	25
United Technologies Corp	5,945	357		Auto/Truck Parts & Equipment - Replacement (0.02%)

		520		ATC Technology Corp/IL (b)	678			16

Agricultural Biotech (0.39%)				Batteries & Battery Systems (0.03%)
Monsanto Co	2,914	288		EnerSys (b)	1,030			20

Agricultural Chemicals (0.35%)				Beverages - Non-Alcoholic (1.14%)
CF Industries Holdings Inc	618	57		Coca-Cola Co/The	7,765			411
Intrepid Potash Inc (b)	910	27		Pepsi Bottling Group Inc (a)	4,202			123
Mosaic Co/The	1,656	113		PepsiAmericas Inc	1,419			29
Syngenta AG ADR	906	38		PepsiCo Inc	4,044			288

Yara International ASA ADR	792	27						851

		262		Beverages - Wine & Spirits (0.08%)

Agricultural Operations (0.11%)				Central European Distribution Corp (a)(b)	1,124			51
Bunge Ltd (a)	1,295	82		Diageo PLC ADR (a)	174			12

								63

Airlines (0.02%)
Deutsche Lufthansa AG ADR	745	14		Brewery (0.03%)
				Kirin Holdings Co Ltd ADR	925			12
Alternative Waste Tech (0.01%)				SABMiller PLC ADR	712			14

Calgon Carbon Corp (a)(b)	510	10						26

				Building & Construction - Miscellaneous (0.01%)
Apparel Manufacturers (0.06%)				Layne Christensen Co (a)(b)	240			9
G-III Apparel Group Ltd (a)(b)	495	9
True Religion Apparel Inc (a)(b)	400	11		Building Products - Cement & Aggregate (0.09%)
VF Corp (a)	348	27		CRH PLC ADR	2,001			43

		47		Lafarge SA ADR (a)	849			22

Applications Software (0.90%)								65

Microsoft Corp	22,651	605		Cable TV (0.13%)
Progress Software Corp (a)(b)	950	25		Comcast Corp	2,241			44

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Cable TV (continued)				Commercial Banks (continued)
DIRECTV Group Inc/The (b)	2,031	$53		Governor & Co of the Bank of Ireland/The

		97		ADR (a)	1,480	$33

				Green Bankshares Inc (a)	538	13
Casino Services (0.03%)				Hang Seng Bank Ltd ADR	2,718	50
Bally Technologies Inc (a)(b)	730	22		HSBC Holdings PLC ADR	1,294	105
Cellular Telecommunications (0.05%)				IBERIABANK Corp	225	12
NTT DoCoMo Inc ADR	2,491	40		Intesa Sanpaolo SpA ADR (a)	1,721	57
				KB Financial Group Inc ADR (a)(b)	500	23
Chemicals - Diversified (0.27%)				MainSource Financial Group Inc	170	3
Bayer AG ADR	1,004	74		Mitsubishi UFJ Financial Group Inc ADR	3,398	30
Celanese Corp	3,202	89		National Bank of Greece SA ADR	9,429	78
EI Du Pont de Nemours & Co	275	11		National Penn Bancshares Inc (a)	1,220	18
FMC Corp	429	22		NBT Bancorp Inc (a)	470	14
Innospec Inc	630	8		Oriental Financial Group Inc	360	6

		204		Pacific Capital Bancorp NA (a)	191	4

Chemicals - Specialty (0.13%)				Pinnacle Financial Partners Inc (a)(b)	311	10
Ashland Inc	378	11		Prosperity Bancshares Inc (a)	657	22
ICO Inc (a)(b)	900	5		Renasant Corp (a)	190	4
OM Group Inc (a)(b)	810	18		Royal Bank of Canada (a)	1,368	66
Sensient Technologies Corp	400	11		S&T Bancorp Inc	420	15
Terra Industries Inc	1,620	48		SVB Financial Group (a)(b)	460	27

		93		Tompkins Financial Corp (a)	140	7

				Toronto-Dominion Bank (a)	1,111	68
Circuit Boards (0.01%)				UnionBanCal Corp	689	50
TTM Technologies Inc (a)(b)	550	5		United Overseas Bank Ltd ADR	1,982	46
				Webster Financial Corp (a)	190	5

Coal (0.28%)
Alpha Natural Resources Inc (b)	647	33				1,739

Massey Energy Co	1,994	71		Commercial Services (0.04%)
Peabody Energy Corp (a)	2,388	108		Arbitron Inc (a)	160	7

		212		Steiner Leisure Ltd (a)(b)	440	15

				TeleTech Holdings Inc (a)(b)	840	11

Commercial Banks (2.33%)
Banco Bilbao Vizcaya Argentaria SA ADR (a)	2,895	47				33

Banco Santander SA ADR	5,733	86		Commercial Services - Finance (0.56%)
Bancorpsouth Inc (a)	1,299	36		CBIZ Inc (a)(b)	1,390	12
Bank of Hawaii Corp (a)	2,519	135		H&R Block Inc	709	16
Bank of Nova Scotia	1,724	79		Mastercard Inc	706	125
Bank of the Ozarks Inc (a)	570	15		Morningstar Inc (a)(b)	325	18
Barclays PLC ADR (a)	940	23		Visa Inc	1,930	118
BB&T Corp	4,916	186		Western Union Co/The	4,237	105
BNP Paribas ADR	1,415	67		Wright Express Corp (b)	869	26

Cathay General Bancorp (a)	220	5				420

City Bank/Lynnwood WA (a)	600	9		Computer Aided Design (0.25%)
City Holding Co	346	15		Ansys Inc (b)	1,237	47
Commerce Bancshares Inc	2,307	107		Aspen Technology Inc (b)	1,980	25
Community Bank System Inc	130	3		Autodesk Inc (a)(b)	3,410	114

Cullen/Frost Bankers Inc (a)	2,460	148				186

CVB Financial Corp	770	11
First State Bancorporation/NM	180	1		Computer Services (0.07%)
				CACI International Inc (a)(b)	230	12

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Computer Services (continued)				Data Processing & Management (0.02%)
Ciber Inc (a)(b)	2,440	$17		Commvault Systems Inc (a)(b)	937	$11
Manhattan Associates Inc (a)(b)	320	7
Ness Technologies Inc (b)	730	8		Diagnostic Equipment (0.05%)
Syntel Inc	320	8		Cepheid Inc (a)(b)	460	6

		52		Immucor Inc (b)	990	32

						38

Computer Software (0.04%)
Double-Take Software Inc (a)(b)	460	5		Diagnostic Kits (0.04%)
Omniture Inc (a)(b)	1,260	23		Meridian Bioscience Inc (a)	1,013	29

		28

				Dialysis Centers (0.04%)
Computers (2.21%)				Fresenius Medical Care AG & Co KGaA
Apple Inc (b)	3,623	412		ADR	527	27
Dell Inc (b)	927	15
Hewlett-Packard Co	11,666	539		Disposable Medical Products (0.02%)
IBM Corp	5,829	682		Merit Medical Systems Inc (a)(b)	890	17

		1,648		Distribution & Wholesale (0.10%)

Computers - Integrated Systems (0.06%)				Fossil Inc (a)(b)	1,030	29
Brocade Communications Systems Inc (b)	5,525	32		Houston Wire & Cable Co (a)	300	5
MTS Systems Corp (a)	210	9		Tech Data Corp (b)	410	12
Radiant Systems Inc (a)(b)	530	5		United Stationers Inc (a)(b)	540	26

		46				72

Computers - Memory Devices (0.05%)				Diversified Financial Services (0.06%)
NetApp Inc (b)	1,884	34		IntercontinentalExchange Inc (a)(b)	565	46

Computers - Peripheral Equipment (0.01%)				Diversified Manufacturing Operations (1.79%)
Lexmark International Inc (a)(b)	339	11		3M Co	985	67
				AZZ Inc (a)(b)	60	3
Consulting Services (0.22%)				Barnes Group Inc (a)	1,030	21
Accenture Ltd	1,606	61		Brink's Co/The	454	28
FTI Consulting Inc (a)(b)	422	30		Cooper Industries Ltd (a)	733	29
Gartner Inc (a)(b)	1,780	40		EnPro Industries Inc (a)(b)	370	14
Huron Consulting Group Inc (a)(b)	379	22		ESCO Technologies Inc (a)(b)	220	11
Navigant Consulting Inc (a)(b)	480	10		General Electric Co	31,822	811

		163		Honeywell International Inc	5,593	232

Consumer Products - Miscellaneous (0.06%)				Koppers Holdings Inc (a)	857	32
Jarden Corp (a)(b)	760	18		Siemens AG ADR (a)	470	44
Tupperware Brands Corp	850	23		Tomkins PLC ADR (a)	3,570	40

		41				1,332

Containers - Metal & Glass (0.04%)				Diversified Minerals (0.18%)
Owens-Illinois Inc (a)(b)	1,008	30		Anglo American PLC ADR (a)	3,108	52
				BHP Billiton Ltd ADR	1,583	82

Containers - Paper & Plastic (0.05%)						134

Rock-Tenn Co (a)	910	36
				Diversified Operations (0.01%)
Cosmetics & Toiletries (1.25%)				Compass Diversified Holdings	540	8
Chattem Inc (a)(b)	384	30
Colgate-Palmolive Co	1,558	117		E-Commerce - Products (0.01%)
Procter & Gamble Co	11,243	784		MercadoLibre Inc (a)(b)	240	5

		931

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
E-Commerce - Services (0.10%)				Electronic Components - Semiconductors
eBay Inc (b)	2,581	$58		(continued)
Priceline.com Inc (a)(b)	286	19		QLogic Corp (b)	6,848 $			105

		77		Silicon Laboratories Inc (b)	320			10

				Texas Instruments Inc	96			2
Educational Software (0.00%)				Zoran Corp (a)(b)	1,670			14

Blackboard Inc (a)(b)	70	3						775

Electric - Integrated (1.73%)				Electronic Forms (0.24%)
Allegheny Energy Inc	825	30		Adobe Systems Inc (b)	4,527			179
Allete Inc (a)	80	4
American Electric Power Co Inc	1,551	58		Electronic Measurement Instruments (0.03%)
Avista Corp	1,390	30		Analogic Corp	420			21
Dominion Resources Inc/VA	1,402	60		Electronics - Military (0.13%)
E.ON AG ADR	1,892	95		L-3 Communications Holdings Inc	984			97
Empire District Electric Co/The (a)	860	18
Enel SpA (b)(c)(d)	1,310	55		E-Marketing & Information (0.02%)
Enel SpA ADR	1,300	10		comScore Inc (a)(b)	810			14
Exelon Corp	18	1
FirstEnergy Corp	2,299	154		Engineering - Research & Development Services (0.48%)
FPL Group Inc	3,225	162		ABB Ltd ADR	3,628			71
Hawaiian Electric Industries Inc (a)	1,398	41		EMCOR Group Inc (b)	1,666			44
International Power PLC ADR (a)	702	46		Fluor Corp	1,838			102
MDU Resources Group Inc	4,734	137		Jacobs Engineering Group Inc (b)	2,594			141

NorthWestern Corp (a)	130	3						358

OGE Energy Corp	1,104	34		Engines - Internal Combustion (0.10%)
Portland General Electric Co	787	19		Cummins Inc	1,671			73
RWE AG ADR	487	47
Scottish & Southern Energy PLC ADR (a)	1,699	43		Enterprise Software & Services (0.77%)
Southern Co	5,898	222		BMC Software Inc (b)	2,974			85
Westar Energy Inc	840	19		Informatica Corp (b)	2,080			27

		1,288		JDA Software Group Inc (b)	1,407			21

				Omnicell Inc (a)(b)	1,020			13
Electric Products - Miscellaneous (0.54%)
Ametek Inc	2,236	91		Oracle Corp (b)	17,077			347
Emerson Electric Co	5,911	241		SAP AG ADR (a)	944			51
GrafTech International Ltd (a)(b)	1,995	30		SYNNEX Corp (a)(b)	1,040			23

Hitachi Ltd ADR	534	37		Taleo Corp (a)(b)	374			8

		399						575

Electronic Components - Miscellaneous (0.18%)				Entertainment Software (0.12%)
Plexus Corp (b)	1,270	26		Activision Blizzard Inc (b)	6,024			93
Tyco Electronics Ltd	3,785	105		E-Services - Consulting (0.04%)

		131		Websense Inc (a)(b)	1,320			30

Electronic Components - Semiconductors (1.04%)
Altera Corp (a)	3,686	76		Fiduciary Banks (0.80%)
AuthenTec Inc (a)(b)	740	2		Bank of New York Mellon Corp/The	6,753			220
Intel Corp	23,338	437		Northern Trust Corp	2,629			190
Mellanox Technologies Ltd (b)	640	7		State Street Corp	3,252			185

MEMC Electronic Materials Inc (b)	2,890	82						595

ON Semiconductor Corp (a)(b)	3,610	24		Finance - Investment Banker & Broker (1.74%)
PMC - Sierra Inc (a)(b)	2,210	16		Citigroup Inc	12,173			250

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Finance - Investment Banker & Broker				Footwear & Related Apparel (continued)
(continued)				Wolverine World Wide Inc	1,170 $			31

Credit Suisse Group AG ADR (a)	424	$21						61

Goldman Sachs Group Inc/The	1,675	214
JP Morgan Chase & Co	13,860	647		Gas - Distribution (0.46%)
Knight Capital Group Inc (a)(b)	670	10		Centerpoint Energy Inc	10,162			148
Merrill Lynch & Co Inc	2,610	66		Northwest Natural Gas Co (a)	720			37
Morgan Stanley	496	11		Sempra Energy	2,844			144

Nomura Holdings Inc ADR (a)	1,727	23		South Jersey Industries Inc	401			14

optionsXpress Holdings Inc	560	11						343

Stifel Financial Corp (a)(b)	300	15		Health Care Cost Containment (0.26%)
TD Ameritrade Holding Corp (b)	1,572	25		McKesson Corp	3,555			191

		1,293

				Human Resources (0.09%)
Finance - Leasing Company (0.02%)				Hewitt Associates Inc (b)	1,805			66
Financial Federal Corp	747	17
				Import & Export (0.27%)
Finance - Other Services (0.12%)				ITOCHU Corp ADR	737			44
GFI Group Inc	560	3		Mitsubishi Corp ADR (a)	1,556			65
ICAP PLC ADR (a)	1,472	19		Mitsui & Co Ltd ADR	210			52
Nasdaq OMX Group, Inc (a)(b)	2,324	71		Sumitomo Corp ADR (a)	4,741			43

		93						204

Food - Catering (0.06%)				Independent Power Producer (0.01%)
Compass Group PLC ADR	6,800	42		Ormat Technologies Inc (a)	140			5

Food - Confectionery (0.04%)				Industrial Audio & Video Products (0.03%)
JM Smucker Co/The	659	33		Dolby Laboratories Inc (a)(b)	628			22

Food - Miscellaneous/Diversified (0.87%)				Instruments - Controls (0.04%)
General Mills Inc	1,551	107		Mettler Toledo International Inc (a)(b)	331			32
Groupe Danone ADR	2,207	31
HJ Heinz Co	4,137	206		Instruments - Scientific (0.43%)
Kraft Foods Inc	778	25		Thermo Fisher Scientific Inc (b)	4,760			262
Nestle SA ADR (a)	3,207	138		Varian Inc (a)(b)	351			15
Ralcorp Holdings Inc (b)	830	56		Waters Corp (b)	706			41

Unilever PLC ADR	3,187	87						318

		650

				Internet Application Software (0.07%)
Food - Retail (0.28%)				eResearchTechnology Inc (a)(b)	1,520			18
Kroger Co/The	5,525	152		S1 Corp (a)(b)	3,060			19
Ruddick Corp	330	11		Vocus Inc (a)(b)	400			13

SUPERVALU Inc	2,037	44						50

		207

				Internet Brokers (0.03%)
Food - Wholesale & Distribution (0.16%)				thinkorswim Group Inc (a)(b)	2,510			21
Fresh Del Monte Produce Inc (a)(b)	730	16
Spartan Stores Inc (a)	1,690	42		Internet Infrastructure Equipment (0.02%)
Sysco Corp	2,017	62		Avocent Corp (a)(b)	700			14

		120

				Internet Security (0.29%)
Footwear & Related Apparel (0.08%)				Symantec Corp (b)	11,073			217
Iconix Brand Group Inc (a)(b)	1,200	16
Skechers U.S.A. Inc (a)(b)	860	14

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Intimate Apparel (0.04%)				Machinery - Pumps (0.16%)
Warnaco Group Inc/The (a)(b)	654	$30		Flowserve Corp	1,366	$121

Investment Companies (0.05%)				Machinery Tools & Related Products (0.04%)
Ares Capital Corp (a)	2,898	30		Kennametal Inc (a)	980	27
Hercules Technology Growth Capital Inc (a)	1,050	10

		40		Medical - Biomedical/Gene (1.32%)

				Amgen Inc (b)	6,236	370
Investment Management & Advisory Services (0.19%)				Biogen Idec Inc (a)(b)	3,335	168
Ameriprise Financial Inc	2,826	108		Bio-Rad Laboratories Inc (b)	170	17
Janus Capital Group Inc	1,259	31		Celera Corp (a)(b)	1,860	29
Waddell & Reed Financial Inc	140	3		Cubist Pharmaceuticals Inc (a)(b)	1,183	26

		142		Gilead Sciences Inc (b)	5,232	238

Lasers - Systems & Components (0.01%)				Human Genome Sciences Inc (a)(b)	1,460	9
Rofin-Sinar Technologies Inc (a)(b)	340	10		Incyte Corp (a)(b)	2,350	18
				Invitrogen Corp (a)(b)	2,639	100
Leisure & Recreation Products (0.04%)				Seattle Genetics Inc (a)(b)	780	8

WMS Industries Inc (a)(b)	900	28				983

Life & Health Insurance (0.52%)				Medical - Drugs (2.05%)
Aflac Inc	2,713	159		Abbott Laboratories	6,397	368
Delphi Financial Group Inc (a)	415	12		Allergan Inc/United States	939	48
Prudential Financial Inc	88	6		AstraZeneca PLC ADR (a)	1,113	49
Prudential PLC ADR	1,585	29		Eli Lilly & Co	4,860	214
Unum Group	7,209	181		GlaxoSmithKline PLC ADR (a)	541	24

		387		Indevus Pharmaceuticals Inc (a)(b)	2,410	8

Machinery - Construction & Mining (0.29%)				Merck & Co Inc/NJ	2,420	76
Bucyrus International Inc	2,105	94		Novartis AG ADR (a)	1,464	77
Caterpillar Inc	1,348	80		Novo Nordisk A/S ADR (a)	1,019	52
Komatsu Ltd ADR	659	42		Pfizer Inc	17,760	328

		216		PharMerica Corp (a)(b)	800	18

				Progenics Pharmaceuticals Inc (a)(b)	720	10
Machinery - Farm (0.21%)				Roche Holding AG ADR	1,138	88
AGCO Corp (b)	2,462	105		Sciele Pharma Inc (a)(b)	1,040	32
Alamo Group Inc	250	4		Shire Ltd ADR	761	36
Deere & Co	751	37		Viropharma Inc (a)(b)	1,358	18
Lindsay Corp (a)	130	10		Wyeth	1,705	63

		156		XenoPort Inc (a)(b)	330	16

Machinery - General Industry (0.25%)						1,525

Altra Holdings Inc (a)(b)	810	12		Medical - Generic Drugs (0.01%)
Chart Industries Inc (a)(b)	820	23		Perrigo Co (a)	150	6
Manitowoc Co Inc/The	5,483	85
Middleby Corp (a)(b)	432	24		Medical - HMO (0.44%)
Robbins & Myers Inc (a)	901	28		Aetna Inc	5,320	192
Wabtec Corp	320	16		Cigna Corp	2,487	85

		188		WellPoint Inc (b)	1,024	48

Machinery - Material Handling (0.01%)						325

Key Technology Inc (b)	170	4		Medical - Nursing Homes (0.03%)
				Ensign Group Inc/The	576	10
				Skilled Healthcare Group Inc (a)(b)	730	11

						21

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Outpatient & Home Medical Care (0.06%)				Multi-Line Insurance (continued)
Amedisys Inc (a)(b)	424	$20		Zurich Financial Services AG ADR (a)	3,014 $			84

LHC Group Inc (a)(b)	550	16						436

Res-Care Inc (b)	340	6		Multimedia (0.84%)

		42		News Corp	781			9

Medical Imaging Systems (0.01%)				Time Warner Inc	3,289			43
IRIS International Inc (a)(b)	320	6		Viacom Inc (b)	6,342			158
				Walt Disney Co/The	12,346			379
Medical Instruments (0.45%)				WPP Group PLC ADR (a)	961			39

Edwards Lifesciences Corp (a)(b)	589	34						628

Genomic Health Inc (a)(b)	460	10
Integra LifeSciences Holdings Corp (a)(b)	240	11		Networking Products (0.80%)
Kensey Nash Corp (b)	480	15		Anixter International Inc (a)(b)	368			22
Medtronic Inc	1,232	62		Cisco Systems Inc (b)	24,414			551

St Jude Medical Inc (b)	4,647	202		Juniper Networks Inc (b)	1,277			27

		334						600

Medical Laboratory & Testing Service (0.05%)				Non-Hazardous Waste Disposal (0.01%)
Icon PLC ADR (b)	880	34		Waste Services Inc (a)(b)	900			7

Medical Products (1.97%)				Office Automation & Equipment (0.11%)
Baxter International Inc	4,728	310		Pitney Bowes Inc	1,840			61

Becton Dickinson & Co	2,125	171		Ricoh Co Ltd ADR	263			18

Covidien Ltd	2,163	116						79

Exactech Inc (a)(b)	230	5		Oil - Field Services (0.57%)
Johnson & Johnson	12,076	837		Baker Hughes Inc	1,943			118
Zoll Medical Corp (a)(b)	928	30		Basic Energy Services Inc (a)(b)	320			7

		1,469		Halliburton Co	1,797			58

				Matrix Service Co (a)(b)	519			10
Metal - Aluminum (0.01%)
Kaiser Aluminum Corp (a)	170	7		Oil States International Inc (b)	310			11
				Schlumberger Ltd	2,566			200
Metal - Diversified (0.10%)				Superior Energy Services Inc (b)	437			13
Freeport-McMoRan Copper & Gold Inc	331	19		Willbros Group Inc (a)(b)	410			11

Rio Tinto PLC ADR (a)	215	53						428

		72		Oil & Gas Drilling (0.38%)

Metal Processors & Fabrication (0.01%)				ENSCO International Inc (a)	916			53
RBC Bearings Inc (a)(b)	240	8		Helmerich & Payne Inc	807			35
				Transocean Inc	1,758			193

Miscellaneous Manufacturers (0.03%)								281

Aptargroup Inc (a)	656	26
				Oil Company - Exploration & Production (1.76%)
Motion Pictures & Services (0.04%)				Anadarko Petroleum Corp	337			16
DreamWorks Animation SKG Inc (b)	1,029	32		Apache Corp	2,402			250
				Approach Resources Inc (b)	240			3
Multi-Line Insurance (0.58%)				Arena Resources Inc (b)	240			9
Allianz SE ADR	2,482	34		Berry Petroleum Co	560			22
American Financial Group Inc/OH	1,098	33		Brigham Exploration Co (a)(b)	490			5
Assurant Inc	2,169	119		Callon Petroleum Co (a)(b)	720			13
AXA SA ADR (a)	1,558	51		Cimarex Energy Co (a)	1,585			78
MetLife Inc	2,057	115		Concho Resources Inc/Midland TX (b)	330			9
				Devon Energy Corp	807			74

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil Company - Exploration & Production				Pharmacy Services (continued)
(continued)				HealthExtras Inc (a)(b)	800	$21

EOG Resources Inc	1,597	$143				240

Mariner Energy Inc (a)(b)	960	20
Noble Energy Inc	559	31		Photo Equipment & Supplies (0.13%)
Occidental Petroleum Corp	5,259	370		Eastman Kodak Co (a)	3,367	52
Penn Virginia Corp (a)	492	26		Olympus Corp ADR (a)	1,471	43

Petroquest Energy Inc (a)(b)	1,292	20				95

Questar Corp	3,168	130		Physical Therapy & Rehabilitation Centers (0.02%)
Rosetta Resources Inc (a)(b)	921	17		Psychiatric Solutions Inc (a)(b)	400	15
St Mary Land & Exploration Co (a)	690	25
Swift Energy Co (a)(b)	220	9		Physician Practice Management (0.02%)
Talisman Energy Inc	3,051	43		Pediatrix Medical Group Inc (a)(b)	334	18

		1,313

				Printing - Commercial (0.01%)
Oil Company - Integrated (4.02%)				Consolidated Graphics Inc (a)(b)	156	5
BG Group PLC ADR (a)	965	87
BP PLC ADR	1,680	84		Private Corrections (0.02%)
Chevron Corp	7,513	620		Cornell Cos Inc (a)(b)	604	16
ConocoPhillips	3,351	245
ENI SpA ADR	1,328	70		Property & Casualty Insurance (0.80%)
Exxon Mobil Corp	15,282	1,187		American Physicians Capital Inc	417	18
Hess Corp (a)	2,447	201		Amerisafe Inc (b)	410	7
Marathon Oil Corp	1,702	68		Amtrust Financial Services Inc	1,236	17
Murphy Oil Corp	2,596	167		Arch Capital Group Ltd (b)	384	28
Repsol YPF SA ADR (a)	1,725	51		Chubb Corp	3,870	213
Royal Dutch Shell PLC - A shares ADR	647	38		CNA Surety Corp (a)(b)	410	7
Royal Dutch Shell PLC - B shares ADR (a)	760	43		Darwin Professional Underwriters Inc (a)(b)	200	6
Statoil ASA ADR	1,585	38		Tokio Marine Holdings Inc ADR	1,359	49
Total SA ADR (a)	1,572	95		Tower Group Inc	860	20

		2,994		Travelers Cos Inc/The	5,036	228

						593

Oil Field Machinery & Equipment (0.48%)
Cameron International Corp (b)	2,672	103		Publicly Traded Investment Fund (0.86%)
Complete Production Services Inc (a)(b)	360	7		iShares Russell 1000 Growth Index Fund	2,501	122
Dril-Quip Inc (a)(b)	45	2		iShares Russell 1000 Value Index Fund	1,501	96
Flotek Industries Inc (a)(b)	390	5		iShares S&P 500 Index Fund/US (a)	3,424	402
Mitcham Industries Inc (b)	320	3		Kayne Anderson Energy Development Co (a)	280	5
National Oilwell Varco Inc (b)	4,584	230		SPDR KBW Regional Banking ETF	510	18

T-3 Energy Services Inc (b)	110	4				643

		354		Real Estate Operator & Developer (0.09%)

Oil Refining & Marketing (0.01%)				Brookfield Asset Management Inc (a)	2,555	70
Holly Corp	324	9
				Recreational Centers (0.03%)
Paper & Related Products (0.02%)				Life Time Fitness Inc (a)(b)	800	25
Buckeye Technologies Inc (a)(b)	2,232	18
				Regional Banks (1.67%)
Patient Monitoring Equipment (0.01%)				Bank of America Corp	11,920	417
Masimo Corp (a)(b)	150	6		PNC Financial Services Group Inc	2,867	214
				US Bancorp	4,294	155
Pharmacy Services (0.32%)				Wells Fargo & Co	12,154	456

Express Scripts Inc (b)	2,970	219				1,242

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Reinsurance (0.31%)				REITS - Shopping Centers (continued)
Allied World Assurance Co Holdings Ltd	846	$30		Urstadt Biddle Properties Inc	550 $			10

Aspen Insurance Holdings Ltd	1,530	42						42

IPC Holdings Ltd (a)	530	16		REITS - Warehouse & Industrial (0.05%)
Max Capital Group Ltd (a)	930	22		AMB Property Corp	841			38
PartnerRe Ltd (a)	511	34
Platinum Underwriters Holdings Ltd (a)	720	25		Rental - Auto & Equipment (0.02%)
Reinsurance Group of America Inc (a)	573	31		Rent-A-Center Inc/TX (a)(b)	520			12
Transatlantic Holdings Inc	587	32

		232		Research & Development (0.05%)

				Parexel International Corp (a)(b)	1,240			36
REITS - Apartments (0.22%)
AvalonBay Communities Inc	1,040	103		Retail - Apparel & Shoe (0.40%)
Essex Property Trust Inc	518	61		Aeropostale Inc (a)(b)	590			19

		164		Cache Inc (b)	420			3

REITS - Diversified (0.10%)				Gap Inc/The	7,376			131
Entertainment Properties Trust	810	44		Guess ? Inc	1,941			67
Investors Real Estate Trust (a)	582	7		Gymboree Corp (a)(b)	440			16
Washington Real Estate Investment Trust (a)	630	23		Ltd Brands Inc (a)	572			10
Winthrop Realty Trust	980	4		Ross Stores Inc	1,010			37

		78		Wet Seal Inc/The (b)	3,617			13

								296

REITS - Healthcare (0.10%)
Senior Housing Properties Trust	1,604	38		Retail - Auto Parts (0.20%)
Ventas Inc (a)	765	38		Autozone Inc (a)(b)	1,238			153

		76

				Retail - Building Products (0.03%)
REITS - Hotels (0.03%)				Home Depot Inc	984			26
Ashford Hospitality Trust Inc	1,720	7
DiamondRock Hospitality Co (a)	1,170	11		Retail - Computer Equipment (0.15%)
FelCor Lodging Trust Inc	820	6		GameStop Corp (b)	3,166			108

		24

				Retail - Discount (1.29%)
REITS - Mortgage (0.06%)				Big Lots Inc (a)(b)	5,044			140
Anthracite Capital Inc	1,220	7
				BJ's Wholesale Club Inc (a)(b)	2,492			97
Arbor Realty Trust Inc (a)	451	4
				Dollar Tree Inc (b)	2,070			75
Gramercy Capital Corp/New York (a)	1,099	3
				Family Dollar Stores Inc	387			9
MFA Mortgage Investments Inc (a)	4,400	29

				Target Corp	163			8
		43

				Wal-Mart Stores Inc	10,499			629

REITS - Office Property (0.29%)								958

Alexandria Real Estate Equities Inc	357	40
				Retail - Drug Store (0.05%)
BioMed Realty Trust Inc	1,622	43
				CVS/Caremark Corp	1,066			36
Boston Properties Inc	1,283	120
Kilroy Realty Corp	200	10		Retail - Fabric Store (0.02%)

		213		Jo-Ann Stores Inc (a)(b)	610			13

REITS - Regional Malls (0.07%)
Simon Property Group Inc	549	53		Retail - Jewelry (0.20%)
				Signet Jewelers Ltd (a)	1,113			26
REITS - Shopping Centers (0.06%)				Tiffany & Co	3,531			125

Inland Real Estate Corp	1,400	22						151

Kite Realty Group Trust	278	3
Saul Centers Inc	140	7

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Major Department Store (0.28%)				Steel - Producers (continued)
TJX Cos Inc	6,749	$206		POSCO ADR (a)	269	$25
				Reliance Steel & Aluminum Co	573	22
Retail - Restaurants (0.83%)				Schnitzer Steel Industries Inc (a)	324	13
Burger King Holdings Inc (a)	1,276	31		Steel Dynamics Inc	4,155	71
Einstein Noah Restaurant Group Inc (a)(b)	780	8		United States Steel Corp	844	65

Jack in the Box Inc (a)(b)	870	18				519

McDonald's Corp	6,686	413
Yum! Brands Inc	4,521	148		Telecommunication Equipment (0.13%)

		618		ADC Telecommunications Inc (a)(b)	2,250	19

				Comtech Telecommunications Corp (a)(b)	909	44
Retail - Sporting Goods (0.03%)				Nortel Networks Corp (a)(b)	824	2
Hibbett Sports Inc (a)(b)	1,099	22		Vodafone Group PLC ADR	1,305	29

						94

Rubber - Tires (0.06%)
Continental AG ADR	575	47		Telecommunication Equipment - Fiber Optics (0.09%)
				Corning Inc	3,493	54
Savings & Loans - Thrifts (0.30%)				Harmonic Inc (a)(b)	1,040	9

Astoria Financial Corp	892	18				63

Dime Community Bancshares	390	6
				Telecommunication Services (0.27%)
ESSA Bancorp Inc (a)	240	3		Consolidated Communications Holdings Inc	1,220	18
Flushing Financial Corp (a)	560	10		Embarq Corp	3,635	147
Hudson City Bancorp Inc	9,259	171		Premiere Global Services Inc (a)(b)	2,450	35

Washington Federal Inc	540	10				200

WSFS Financial Corp (a)	130	8

		226		Telephone - Integrated (1.57%)

				Alaska Communications Systems Group Inc	645	8
Schools (0.14%)				AT&T Inc	17,437	487
Apollo Group Inc (b)	1,190	71		CenturyTel Inc	3,184	117
DeVry Inc	630	31		France Telecom SA ADR	2,059	58

		102		KONINKLIJKE KPN NV ADR	3,205	45

Seismic Data Collection (0.03%)				Nippon Telegraph & Telephone Corp ADR	2,225	50
Dawson Geophysical Co (b)	272	13		Telefonica SA ADR	1,244	89
ION Geophysical Corp (a)(b)	866	12		Verizon Communications Inc	8,071	259

		25		Windstream Corp	5,351	58

Semiconductor Component - Integrated Circuits (0.11%)						1,171

Emulex Corp (b)	2,410	26		Television (0.01%)
Integrated Device Technology Inc (a)(b)	1,180	9		Belo Corp (a)	1,100	7
Pericom Semiconductor Corp (a)(b)	1,020	10
Power Integrations Inc (a)	825	20		Textile - Apparel (0.02%)
Standard Microsystems Corp (a)(b)	672	17		Perry Ellis International Inc (a)(b)	830	12

		82

				Therapeutics (0.07%)
Semiconductor Equipment (0.01%)				Allos Therapeutics Inc (a)(b)	810	6
ATMI Inc (b)	430	8		BioMarin Pharmaceutical Inc (a)(b)	740	20
				CV Therapeutics Inc (a)(b)	490	5
Soap & Cleaning Products (0.06%)
				Medarex Inc (a)(b)	1,164	8
Church & Dwight Co Inc (a)	672	42
				Vivus Inc (a)(b)	1,270	10

Steel - Producers (0.70%)						49

AK Steel Holding Corp	3,876	100		Tobacco (1.29%)
ArcelorMittal (a)	1,043	52		Alliance One International Inc (b)	1,540	6
Nucor Corp	4,318	171		Altria Group Inc	14,421	286

		Schedule of Investments
		Balanced Account
		September 30, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Tobacco (continued)				Wireless Equipment (continued)
British American Tobacco PLC ADR	1,166	$72		Qualcomm Inc		2,796		$120
Imperial Tobacco Group PLC ADR	1,074	72		Viasat Inc (a)(b)		550		13

Philip Morris International Inc	8,855	426						157

Reynolds American Inc	2,024	98		Wound, Burn & Skin Care (0.01%)

		960		Obagi Medical Products Inc (a)(b)		1,080		11

Tools - Hand Held (0.22%)
Makita Corp ADR (a)	1,274	26		X	-Ray Equipment (0.02%)
Snap-On Inc	2,545	134		Hologic Inc (a)(b)		860		17

		160		TOTAL COMMON STOCKS		$45,535

Toys (0.43%)						Principal
Hasbro Inc	5,673	197				Amount		Value

Jakks Pacific Inc (a)(b)	1,394	35				(000	's)	(000	's)

Marvel Entertainment Inc (a)(b)	450	15		BONDS	(31.87%)
Nintendo Co Ltd ADR	1,446	76		Aerospace & Defense Equipment (0.08%)

		323		GenCorp Inc

				9.50%, 8/15/2013		$60		59
Transactional Software (0.02%)
Solera Holdings Inc (b)	500	14		Agricultural Operations (0.13%)
				Bunge Ltd Finance Corp
Transport - Marine (0.05%)				4.38%, 12/15/2008		95		95
Eagle Bulk Shipping Inc (a)	400	6
Kirby Corp (b)	590	22		Airlines (0.17%)
TBS International Ltd (a)(b)	700	9		American Airlines Inc

				7.25%, 2/ 5/2009		35		34
		37

				Continental Airlines Inc
Transport - Rail (0.62%)				5.98%, 4/19/2022 (c)		30		23
Burlington Northern Santa Fe Corp	1,074	99		Delta Air Lines Inc
CSX Corp	2,620	143		7.11%, 9/18/2011 (d)		50		46
Norfolk Southern Corp	2,276	151		Southwest Airlines Co 2007-1 Pass Through
Union Pacific Corp	1,014	72		Trust

				6.15%, 8/ 1/2022 (e)		24		23

		465

								126

Transport - Services (0.09%)
				Apparel Manufacturers (0.01%)
HUB Group Inc (b)	670	25
				Rafaella Apparel Group Inc
Pacer International Inc	770	13		11.25%, 6/15/2011		15		6
United Parcel Service Inc	436	27

		65		Appliances (0.03%)

Vitamins & Nutrition Products (0.16%)				Whirlpool Corp
Herbalife Ltd	1,667	66		3.32%, 6/15/2009 (f)		25		25
NBTY Inc (b)	1,757	52		Asset Backed Securities (3.73%)

		118		Ameriquest Mortgage Securities Inc

Web Portals (0.34%)				3.51%, 3/25/2035 (f)		13		12
Google Inc (b)	577	231		Argent Securities Inc
Sohu.com Inc (b)	392	22		3.36%, 7/25/2036 (f)(g)		300		216

		253		Carrington Mortgage Loan Trust

				3.49%, 12/25/2035 (f)		275		250
Wire & Cable Products (0.05%)				Citigroup Mortgage Loan Trust Inc
Belden Inc	1,074	34		3.36%, 3/25/2037 (f)		150		135
				Countrywide Asset-Backed Certificates
Wireless Equipment (0.21%)				4.28%, 1/25/2034 (f)		177		117
Nokia OYJ ADR	1,302	24		3.50%, 2/25/2036 (f)(g)		123		119

				Schedule of Investments
				Balanced Account
				September 30, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Asset Backed Securities (continued)					Automobile Sequential (continued)
	Countrywide Asset-Backed Certificates					WFS Financial Owner Trust
	(continued)					4.50%, 5/17/2013	$55	$			54

	3.46%, 3/25/2036 (f)(g)	$197		$172							232

	3.38%, 6/25/2037 (f)	150		97
	Countrywide Home Equity Loan Trust					Beverages - Wine & Spirits (0.07%)
	2.69%, 5/15/2036 (f)(g)	103		52		Constellation Brands Inc
	First Franklin Mortgage Loan Asset Backed					8.38%, 12/15/2014	40				40
	Certificates					7.25%, 5/15/2017	10				9

	3.48%, 9/25/2035 (f)	136		134							49

	3.45%, 11/25/2035 (f)	391		381		Building - Residential & Commercial (0.06%)
	First Horizon Asset Backed Trust					DR Horton Inc
	3.34%, 10/25/2026 (f)	144		100		8.00%, 2/ 1/2009	35				34
	First-Citizens Home Equity Loan LLC					6.00%, 4/15/2011	5				5
	2.70%, 9/15/2022 (f)(h)	49		39
						M/I Homes Inc
	GMAC Mortgage Corp Loan Trust					6.88%, 4/ 1/2012	10				8

	3.42%, 11/25/2036 (f)(g)	187		77
											47

	Great America Leasing Receivables
	5.39%, 9/15/2011 (h)	30		30		Building & Construction Products -
	JP Morgan Mortgage Acquisition Corp					Miscellaneous (0.01%)
	3.38%, 4/25/2036 (f)(g)	200		171		Ply Gem Industries Inc
	5.45%, 11/25/2036	120		113		11.75%, 6/15/2013 (h)	5				4

	3.36%, 3/25/2037 (f)	75		56		Building Products - Cement & Aggregate (0.13%)
	Long Beach Mortgage Loan Trust					CRH America Inc
	3.74%, 6/25/2034 (f)	30		23		6.40%, 10/15/2033	10				7
	3.32%, 10/25/2036 (f)(g)	275		195		Martin Marietta Materials Inc
	3.38%, 12/25/2036 (f)	175		95		2.95%, 4/30/2010 (f)	90				87

	Marriott Vacation Club Owner Trust										94

	5.52%, 5/20/2029 (f)(h)	33		31
	Morgan Stanley ABS Capital I					Building Products - Wood (0.33%)
	3.39%, 2/25/2036 (f)	175		149		Masco Corp
	MSDWCC Heloc Trust					3.12%, 3/12/2010 (f)	265				248
	3.40%, 7/25/2017 (f)	24		17

				2,781		Cable TV (0.53%)

						CCH II LLC / CCH II Capital Corp
Auto	- Car & Light Trucks (0.16%)					10.25%, 10/ 1/2013 (h)	26				21
	Daimler Finance North America LLC					Charter Communications Operating LLC /
	3.25%, 3/13/2009 (f)	75		75		Charter Communications Operating Capital
	5.75%, 9/ 8/2011	40		39		8.38%, 4/30/2014 (h)	20				18
	General Motors Corp					10.88%, 9/15/2014 (a)(h)	10				10
	8.38%, 7/15/2033 (a)	20		8		COX Communications Inc

				122		4.63%, 1/15/2010	30				29

						6.75%, 3/15/2011	50				51
Auto/Truck Parts & Equipment - Original (0.03%)						7.13%, 10/ 1/2012	105				107
	Tenneco Inc
	10.25%, 7/15/2013	21		22		CSC Holdings Inc
						7.88%, 2/15/2018	10				9

	Automobile Sequential (0.31%)					DirecTV Holdings LLC/DirecTV Financing Co
	Capital Auto Receivables Asset Trust					8.38%, 3/15/2013	65				64
	2.86%, 6/15/2010 (f)	50		50		Echostar DBS Corp
	5.52%, 3/15/2011 (f)	60		57		6.63%, 10/ 1/2014	50				40
						Rogers Cable Inc
	Ford Credit Auto Owner Trust					6.75%, 3/15/2015	50				49

	5.30%, 6/15/2012	60		53

	5.60%, 10/15/2012	20		18							398

					Schedule of Investments
					Balanced Account
					September 30, 2008 (unaudited)

	Principal								Principal
	Amount				Value				Amount		Value
	(000	's)			(000	's)			(000	's)	(000	's)

BONDS (continued)								BONDS (continued)
Casino Hotels (0.12%)								Computer Services (0.04%)
Harrah's Operating Co Inc								Sungard Data Systems Inc
5.50%, 7/ 1/2010	$65			$			49	9.13%, 8/15/2013	$30	$			27
10.75%, 2/ 1/2016 (h)			15				8
MGM Mirage								Computers - Integrated Systems (0.03%)
6.63%, 7/15/2015			30				21	NCR Corp
Wynn Las Vegas Capital Corp								7.13%, 6/15/2009	20				20
6.63%, 12/ 1/2014			11				9

							87	Computers - Memory Devices (0.02%)

								Seagate Technology HDD Holdings
Cellular Telecommunications (0.60%)								6.80%, 10/ 1/2016	15				13
Cricket Communications Inc
9.38%, 11/ 1/2014			20				19	Containers - Paper & Plastic (0.04%)
iPCS Inc								Graphic Packaging International Inc
4.93%, 5/ 1/2013 (f)			5				4	8.50%, 8/15/2011	10				9
MetroPCS Wireless Inc								Jefferson Smurfit Corp US
9.25%, 11/ 1/2014			5				5	8.25%, 10/ 1/2012	20				17

New Cingular Wireless Services Inc													26

8.13%, 5/ 1/2012			75				80
Nextel Communications Inc								Credit Card Asset Backed Securities (0.44%)
5.95%, 3/15/2014			35				23	American Express Credit Account Master Trust
7.38%, 8/ 1/2015			55				36	2.72%, 8/15/2011 (f)(h)	30				30
								Arran Master Trust
Rogers Wireless Inc								2.67%, 12/15/2010 (f)	100				98
7.25%, 12/15/2012			65				66
								Citibank Credit Card Master Trust I
8.00%, 12/15/2012			35				35	3.11%, 3/10/2011 (f)	100				99
6.38%, 3/ 1/2014			70				67	Providian Master Note Trust
Vodafone Group PLC								5.10%, 11/15/2012 (h)	100				99

3.16%, 6/15/2011 (f)			45				43						326

3.09%, 2/27/2012 (f)(g)			75				71

							449	Data Processing & Management (0.14%)

								First Data Corp
Chemicals - Specialty (0.01%)								9.88%, 9/24/2015 (h)	20				16
Nalco Co								Fiserv Inc
7.75%, 11/15/2011			10				10	6.13%, 11/20/2012	95				92

													108

Coatings & Paint (0.03%)
Valspar Corp								Dialysis Centers (0.01%)
5.63%, 5/ 1/2012			20				20	DaVita Inc
								6.63%, 3/15/2013	10				9
Commercial Banks (0.09%)
Commonwealth Bank of Australia								Diversified Financial Services (0.21%)
6.02%, 3/15/2036 (h)			40				34	Citigroup Capital XXI
Woori Bank								8.30%, 12/21/2057	125				93
6.13%, 5/ 3/2016 (f)(h)			40				36	General Electric Capital Corp

							70	6.38%, 11/15/2067 (f)	75				61

													154

Commercial Services (0.06%)
ARAMARK Corp								Diversified Manufacturing Operations (0.05%)
8.50%, 2/ 1/2015			10				9	Bombardier Inc
Iron Mountain Inc								8.00%, 11/15/2014 (h)	35				35
8.63%, 4/ 1/2013			25				25
8.00%, 6/15/2020			10				10	Diversified Operations (0.10%)

							44	Capmark Financial Group Inc

								3.45%, 5/10/2010 (f)(g)	75				53

			Schedule of Investments
			Balanced Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Diversified Operations (continued)					Electronic Components - Miscellaneous
Susser Holdings LLC					(continued)
10.63%, 12/15/2013	$25		$25		Jabil Circuit Inc

			78		5.88%, 7/15/2010	$50	$			48

					NXP BV/NXP Funding LLC
Electric - Generation (0.34%)					5.54%, 10/15/2013 (f)	65				43

Edison Mission Energy										104

7.00%, 5/15/2017	5		4
Elwood Energy LLC					Electronic Components - Semiconductors (0.01%)
8.16%, 7/ 5/2026	29		27		Freescale Semiconductor Inc
Indiantown Cogeneration LP					8.88%, 12/15/2014	15				10
9.26%, 12/15/2010	37		38
Korea East-West Power Co Ltd					Electronic Measurement Instruments (0.09%)
4.88%, 4/21/2011 (h)	20		20		Agilent Technologies Inc
					6.50%, 11/ 1/2017	70				64
System Energy Resources Inc
6.20%, 10/ 1/2012	100		100
					Electronics - Military (0.08%)
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (h)	38		37		L-3 Communications Corp
					5.88%, 1/15/2015	65				59
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (h)	27		25		Finance - Auto Loans (0.12%)

			251		Ford Motor Credit Co LLC

Electric - Integrated (1.10%)					4.36%, 1/15/2010 (f)	20				16
Arizona Public Service Co					9.88%, 8/10/2011	55				38
5.80%, 6/30/2014	45		42		GMAC LLC
6.25%, 8/ 1/2016	35		32		6.88%, 9/15/2011	40				18
Baltimore Gas & Electric Co					6.00%, 12/15/2011	15				7
5.90%, 10/ 1/2016	25		23		6.63%, 5/15/2012	30				13

Commonwealth Edison Co										92

6.15%, 3/15/2012	25		25
Enel Finance International SA					Finance - Commercial (0.24%)
6.25%, 9/15/2017 (h)	100		99		CIT Group Inc
					3.03%, 4/27/2011 (f)(g)	100				63
NorthWestern Corp
5.88%, 11/ 1/2014	65		62		Textron Financial Corp
					2.94%, 2/25/2011 (f)(g)	100				95
Oncor Electric Delivery Co

6.38%, 5/ 1/2012	90		86		6.00%, 2/15/2067 (f)(h)	30				22

Public Service Co of Oklahoma										180

6.63%, 11/15/2037	60		53		Finance - Consumer Loans (0.36%)
Sierra Pacific Power Co					HSBC Finance Corp
6.25%, 4/15/2012	175		175		3.09%, 11/16/2009 (f)	75				74
TECO Energy Inc					4.13%, 11/16/2009	75				72
4.80%, 5/ 1/2010 (f)	65		64		7.00%, 5/15/2012	65				63
Texas Competitive Electric Holdings Co LLC					SLM Corp
10.25%, 11/ 1/2015 (h)	45		41		2.96%, 7/26/2010 (f)	75				57

TransAlta Corp										266

6.65%, 5/15/2018	75		71
Transelec SA					Finance - Credit Card (0.16%)
7.88%, 4/15/2011	10		10		Capital One Bank USA NA
Union Electric Co					5.00%, 6/15/2009	75				72
4.65%, 10/ 1/2013	35		33		6.50%, 6/13/2013	60				51

			816							123

Electronic Components - Miscellaneous (0.14%)					Finance - Investment Banker & Broker (1.45%)
Flextronics International Ltd					Bear Stearns Cos LLC/The
6.50%, 5/15/2013	15		13		5.30%, 10/30/2015	15				13

				Schedule of Investments
				Balanced Account
				September 30, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)						BONDS (continued)
	Finance - Investment Banker & Broker					Gas	- Distribution (0.09%)
	(continued)						National Fuel Gas Co
	Citigroup Inc						5.25%, 3/ 1/2013	$30		$29
	8.40%, 4/29/2049	$115		$78			Sempra Energy
	Jefferies Group Inc						4.75%, 5/15/2009	40		40

	6.45%, 6/ 8/2027	75		55						69

	JP Morgan Chase & Co
	5.25%, 5/ 1/2015	165		152			Home Equity - Other (1.38%)
	6.40%, 5/15/2038	150		130			Bear Stearns Asset Backed Securities Trust
	7.90%, 4/29/2049 (f)	130		109			3.37%, 8/25/2036 (f)(g)	200		141
	JP Morgan Chase Capital XXII						Citigroup Mortgage Loan Trust Inc
	6.45%, 2/ 2/2037	20		15			3.48%, 10/25/2035 (f)(g)	166		160
	Lazard Group						3.36%, 12/25/2035 (f)(g)	37		37
	7.13%, 5/15/2015	45		39			Countrywide Asset-Backed Certificates
	6.85%, 6/15/2017	30		25			6.09%, 6/25/2021 (f)	75		31
	Merrill Lynch & Co Inc						GMAC Mortgage Corp Loan Trust
	3.05%, 2/ 6/2009 (f)	160		157			5.75%, 10/25/2036	90		70
	6.15%, 4/25/2013	250		231			5.81%, 10/25/2036	35		19
	Morgan Stanley						GSAA Trust
	3.07%, 1/15/2010 (f)	100		75			3.35%, 4/25/2047 (f)(g)	132		86

				1,079			Option One Mortgage Loan Trust

							4.26%, 5/25/2034 (f)	85		67
	Finance - Leasing Company (0.08%)						3.31%, 7/25/2036 (f)(g)	211		200
	International Lease Finance Corp						Residential Asset Securities Corp
	5.63%, 9/20/2013	44		29			3.41%, 5/25/2035 (f)(g)	12		12
	5.65%, 6/ 1/2014	50		29			Specialty Underwriting & Residential Finance

				58			3.72%, 2/25/2035 (f)	48		31

	Finance - Mortgage Loan/Banker (0.22%)						3.44%, 3/25/2036 (f)	14		14
	Countrywide Financial Corp						WAMU Asset-Backed Certificates
	3.33%, 12/19/2008 (f)	85		84			3.38%, 5/25/2037 (f)	85		63
	5.80%, 6/ 7/2012	65		55			Wells Fargo Home Equity Trust
	6.25%, 5/15/2016	40		28			3.71%, 4/25/2034 (f)(g)	55		42

				167			3.50%, 10/25/2035 (f)(h)	61		53

										1,026

	Financial Guarantee Insurance (0.02%)
	MGIC Investment Corp						Home Equity - Sequential (0.13%)
	5.63%, 9/15/2011	20		15			Countrywide Asset-Backed Certificates
							5.39%, 4/25/2036	74		50
Food	- Miscellaneous/Diversified (0.10%)						5.51%, 8/25/2036	65		46

	Corn Products International Inc									96

	8.45%, 8/15/2009	45		46			Independent Power Producer (0.03%)
	Kraft Foods Inc						NRG Energy Inc
	3.30%, 8/11/2010 (f)	30		30			7.25%, 2/ 1/2014	25		23

				76

Food	- Retail (0.07%)						Insurance Brokers (0.03%)
	Safeway Inc						Willis North America Inc
	4.12%, 3/27/2009 (f)	50		50			6.20%, 3/28/2017	30		26

	Forestry (0.13%)						Investment Companies (0.07%)
	Weyerhaeuser Co						Xstrata Finance Dubai Ltd
	7.50%, 3/ 1/2013	100		98			3.15%, 11/13/2009 (f)(h)	50		49

				Schedule of Investments
				Balanced Account
				September 30, 2008 (unaudited)

	Principal								Principal
	Amount			Value					Amount	Value
	(000	's)		(000	's)			(000	's)	(000	's)

BONDS (continued)							BONDS (continued)
Investment Management & Advisory Services (0.09%)						Medical Laboratory & Testing Service (0.01%)
Ameriprise Financial Inc							Quest Diagnostics Inc
7.52%, 6/ 1/2066 (f)	$90			$68			6.40%, 7/ 1/2017	$10	$			10

Life & Health Insurance (0.11%)							Medical Products (0.13%)
Lincoln National Corp							Angiotech Pharmaceuticals Inc
5.65%, 8/27/2012			20	20			6.56%, 12/ 1/2013 (f)	65				47
6.05%, 4/20/2067 (f)			25	17			Hospira Inc
StanCorp Financial Group Inc							4.24%, 3/30/2010 (f)(g)	50				48

6.88%, 10/ 1/2012			25	24								95

Unum Group						Metal	- Diversified (0.04%)
5.86%, 5/15/2009			20	20

							Falconbridge Ltd
				81			5.38%, 6/ 1/2015	15				13

Medical - Drugs (0.03%)							Xstrata Canada Corp
Schering-Plough Corp							7.25%, 7/15/2012	15				16

5.55%, 12/ 1/2013 (f)			20	19								29

Medical - HMO (0.59%)							Money Center Banks (0.20%)
Coventry Health Care Inc							Comerica Capital Trust II
5.88%, 1/15/2012			90	87			6.58%, 2/20/2037	45				21
6.30%, 8/15/2014			65	60			Rabobank Capital Funding Trust
							5.25%, 12/29/2049 (f)(h)	50				43
5.95%, 3/15/2017			25	21			Unicredit Luxembourg Finance SA
Health Net Inc							6.00%, 10/31/2017 (h)	100				85

6.38%, 6/ 1/2017			40	30								149

Humana Inc
7.20%, 6/15/2018			70	66			Mortgage Backed Securities (9.84%)
UnitedHealth Group Inc							Banc of America Alternative Loan Trust
5.50%, 11/15/2012			80	76			3.61%, 6/25/2036 (f)	108				104
4.88%, 2/15/2013			35	33			Banc of America Commercial Mortgage Inc
6.88%, 2/15/2038			30	26			4.97%, 7/10/2043	40				27
WellPoint Inc							5.33%, 9/10/2045	100				97
5.85%, 1/15/2036			50	40			5.68%, 7/10/2046 (f)	75				61

				439			5.49%, 2/10/2051	70				58

							Banc of America Funding Corp
Medical - Hospitals (0.10%)							3.47%, 7/20/2036 (f)(g)	207				58
Community Health Systems Inc
8.88%, 7/15/2015			20	19		Bear Stearns Adjustable Rate Mortgage Trust
							3.89%, 6/25/2034 (f)	50				50
HCA Inc							Bear Stearns Alt-A Trust
9.25%, 11/15/2016			60	58			3.37%, 11/25/2036 (f)(g)	133				68

				77			3.38%, 4/25/2037 (f)(g)	105				54

Medical - Outpatient & Home Medical Care (0.03%)						Bear Stearns Commercial Mortgage Securities
Select Medical Corp							0.63%, 5/11/2039 (f)(h)	407				5
7.63%, 2/ 1/2015			25	20			5.47%, 6/11/2041	130				123
							Bella Vista Mortgage Trust
Medical - Wholesale Drug Distribution (0.05%)							3.44%, 5/20/2045 (f)(g)	102				70
AmerisourceBergen Corp							Chase Mortgage Finance Corp
5.63%, 9/15/2012			40	39			5.43%, 3/25/2037 (f)	105				90
							Citigroup Commercial Mortgage Trust
Medical Instruments (0.04%)							0.71%, 10/15/2049 (f)	1,388				29
Boston Scientific Corp							Citigroup/Deutsche Bank Commercial
6.00%, 6/15/2011			35	33			Mortgage Trust
							0.62%, 10/15/2048 (f)	2,462				43
							0.52%, 12/11/2049 (f)	1,748				24

			Schedule of Investments
			Balanced Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Commercial Mortgage Pass Through Certificates					GS Mortgage Securities Corp II
4.05%, 10/15/2037	$186		$182		0.88%, 11/10/2039 (h)	$997	$			31
5.22%, 5/10/2043 (f)	25		17		5.99%, 8/10/2045 (f)	100				85
0.08%, 12/10/2046 (f)(h)	1,458		15		5.99%, 8/10/2045 (f)	65				51
5.25%, 12/10/2046	70		66		Impac CMB Trust
6.01%, 12/10/2049 (f)	100		60		3.52%, 4/25/2035 (f)	21				9
Countrywide Alternative Loan Trust					Impac Secured Assets CMN Owner Trust
4.16%, 7/20/2035 (f)	40		19		3.49%, 3/25/2036 (f)(g)	300				178
Countrywide Asset-Backed Certificates					Indymac Index Mortgage Loan Trust
3.61%, 4/25/2036 (f)(g)	200		21		3.39%, 1/25/2037 (f)(g)	160				51
Countrywide Home Loan Mortgage Pass					3.45%, 6/25/2037 (f)	133				92
Through Trust					JP Morgan Chase Commercial Mortgage
4.60%, 12/19/2033 (f)	225		205		Securities Corp
3.51%, 4/25/2046 (f)(g)	171		72		0.67%, 10/12/2035 (f)(h)	474				14
Credit Suisse Mortgage Capital Certificates					5.02%, 1/12/2037	15				12
6.02%, 6/15/2038 (f)	60		55		5.29%, 9/12/2037 (f)	25				17
0.78%, 9/15/2039	1,398		33		1.27%, 1/12/2039 (f)(h)	553				12
5.47%, 9/15/2039	130		114		5.63%, 6/12/2041 (f)	75				61
0.11%, 12/15/2039	478		7		0.31%, 1/15/2042 (f)(h)	1,364				19
0.87%, 12/15/2039 (f)	1,776		47		5.59%, 5/12/2045 (f)	55				44
CS First Boston Mortgage Securities Corp					5.44%, 5/15/2045 (f)	100				80
1.29%, 3/15/2036 (f)(h)	399		6		5.30%, 5/15/2047 (f)	105				99
0.41%, 5/15/2036 (f)(h)	588		4		6.01%, 6/15/2049 (f)	60				47
0.68%, 7/15/2036 (f)(h)	594		9		6.20%, 2/12/2051 (h)	55				34
4.95%, 7/15/2037	120		84		5.88%, 2/15/2051	230				196
0.22%, 11/15/2037 (f)(h)	1,300		22		JP Morgan Mortgage Trust
8.00%, 9/15/2041 (f)	30		30		5.30%, 7/25/2035	40				37
Fannie Mae					4.95%, 11/25/2035 (f)	125				108
6.50%, 2/25/2047	30		31		5.30%, 4/25/2036 (f)	9				9
First Union National Bank Commercial					5.82%, 6/25/2036 (f)(g)	65				59
Mortgage					5.82%, 6/25/2036 (f)	35				24
8.09%, 5/17/2032	45		46
Freddie Mac					5.96%, 6/25/2036 (f)	23				22
5.50%, 9/15/2031 (f)	100		101		5.95%, 8/25/2036 (f)	170				127
GE Capital Commercial Mortgage Corp					5.56%, 10/25/2036 (f)	180				133
0.40%, 5/10/2014	2,879		27		5.70%, 4/25/2037 (f)	55				41
5.61%, 4/10/2017 (f)	135		104		LB-UBS Commercial Mortgage Trust
5.51%, 11/10/2045 (f)	60		40		5.97%, 3/15/2026 (g)	56				56
Ginnie Mae					4.44%, 12/15/2029 (f)	100				96
4.51%, 10/16/2028 (f)	53		53		4.31%, 2/15/2030	195				190
3.96%, 6/16/2031	64		64		5.74%, 6/15/2032	61				60
1.09%, 2/16/2047 (f)	545		27		0.00%, 3/15/2034 (b)(f)(h)	462				2
0.82%, 3/16/2047 (f)	509		27		0.00%, 3/15/2036 (b)(f)(h)	518				12
Greenpoint Mortgage Funding Trust					0.00%, 3/15/2036 (b)(f)(h)	397				6
3.48%, 6/25/2045 (f)(g)	124		51		0.00%, 8/15/2036 (b)(f)(h)	575				6
3.52%, 10/25/2045 (f)(g)	137		104		5.41%, 9/15/2039 (f)	25				20
Greenwich Capital Commercial Funding Corp					5.46%, 2/15/2040 (f)	245				187
5.48%, 2/10/2017	205		157		5.48%, 2/15/2040	210				138
0.44%, 6/10/2036 (f)(h)	4,544		31		5.56%, 2/15/2040 (f)	105				69
6.11%, 7/10/2038 (f)	70		58		6.45%, 7/17/2040 (f)	60				37
0.51%, 3/10/2039 (f)(h)	1,283		22		6.32%, 4/15/2041 (f)	45				30

			Schedule of Investments
			Balanced Account
			September 30, 2008 (unaudited)

	Principal							Principal
	Amount		Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Multi	-Line Insurance (0.45%)
Merrill Lynch Alternative Note Asset Trust					Allstate Corp/The
3.42%, 4/25/2037 (f)	$150		$58		6.13%, 5/15/2037 (f)		$50	$			37
Merrill Lynch Mortgage Trust					CNA Financial Corp
5.78%, 8/12/2016	90		74		6.00%, 8/15/2011		40				40
5.80%, 5/12/2039 (f)	85		83		Genworth Financial Inc
0.53%, 2/12/2042 (f)	1,288		13		6.15%, 11/15/2066 (f)		45				20
Merrill Lynch/Countrywide Commercial					ING Groep NV
Mortgage Trust					5.78%, 12/ 8/2035		75				60
5.46%, 7/12/2046 (f)	55		44		Metropolitan Life Global Funding I
0.73%, 8/12/2048 (f)	994		30		2.97%, 3/17/2009 (f)(h)		160				159
0.12%, 12/12/2049 (f)(h)	721		9		XL Capital Ltd
5.94%, 6/12/2050 (f)	100		60		6.50%, 12/31/2049 (f)		30				18

Morgan Stanley Capital I											334

1.19%, 1/13/2041 (f)(h)	338		9		Multimedia (0.20%)
0.07%, 12/15/2043 (f)(h)	1,034		12		Viacom Inc
5.81%, 4/12/2049 (f)	70		59		3.17%, 6/16/2009 (f)(g)		75				74
5.81%, 4/12/2049	60		35		5.75%, 4/30/2011		30				29
Sequoia Mortgage Trust					Vivendi
3.38%, 2/20/2034 (f)	71		61		5.75%, 4/ 4/2013 (h)		50				49

Structured Adjustable Rate Mortgage Loan Trust											152

5.25%, 12/25/2035	44		34
5.25%, 2/25/2036 (f)	58		48		Music	(0.02%)
					WMG Acquisition Corp
Structured Asset Securities Corp					7.38%, 4/15/2014		15				11
5.50%, 6/25/2036 (f)	100		69
					WMG Holdings Corp
Thornburg Mortgage Securities Trust					9.50%, 12/15/2014 (b)(f)		10				6

3.35%, 1/25/2036 (f)(g)	166		165

Wachovia Bank Commercial Mortgage Trust											17

0.48%, 11/15/2035 (h)	1,392		12		Mutual Insurance (0.04%)
0.60%, 10/15/2041 (f)(h)	2,387		25		Liberty Mutual Group Inc
0.43%, 3/15/2042 (f)(h)	3,482		27		7.00%, 3/15/2037 (f)(h)		35				25
5.25%, 12/15/2043	65		60		10.75%, 6/15/2058 (f)(h)		10				7

5.48%, 12/15/2043	20		12								32

5.60%, 12/15/2043	50		20		Non	-Hazardous Waste Disposal (0.09%)
4.52%, 5/15/2044	65		63		Allied Waste North America Inc
5.80%, 7/15/2045	100		82		5.75%, 2/15/2011		25				24
WAMU Commercial Mortgage Securities Trust					7.88%, 4/15/2013		10				10
3.83%, 1/25/2035 (h)	30		29		Oakmont Asset Trust
WaMu Mortgage Pass Through Certificates					4.51%, 12/22/2008 (h)		35				35

3.80%, 6/25/2034 (f)	85		84								69

4.68%, 5/25/2035 (f)	40		37
2.92%, 7/25/2044 (f)	22		21		Office Automation & Equipment (0.03%)
					Xerox Corp
3.74%, 1/25/2045 (f)	75		21		6.40%, 3/15/2016		25				23
3.59%, 11/25/2045 (f)(g)	93		87
3.43%, 8/25/2046 (f)(g)	250		215		Office Furnishings - Original (0.03%)
Washington Mutual Alternative Mortgage					Steelcase Inc
Pass-Through Certificates					6.50%, 8/15/2011		20				21
3.49%, 6/25/2046 (f)	169		51
Wells Fargo Mortgage Backed Securities Trust					Oil Company - Exploration & Production (0.55%)
4.38%, 3/25/2035 (f)	56		50		Canadian Natural Resources Ltd

			7,332		5.15%, 2/ 1/2013		80				75

					Canadian Oil Sands Ltd
					4.80%, 8/10/2009 (h)		100				100

				Schedule of Investments
				Balanced Account
				September 30, 2008 (unaudited)

	Principal						Principal
	Amount			Value			Amount		Value
	(000	's)		(000	's)		(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Oil Company - Exploration & Production						Physician Practice Management (0.01%)
(continued)						US Oncology Inc
Chesapeake Energy Corp						10.75%, 8/15/2014	$10	$			10
7.63%, 7/15/2013	$25			$24
7.25%, 12/15/2018			10	9		Pipelines (0.40%)
Marathon Oil Canada Corp						Atlas Pipeline Partners LP
8.38%, 5/ 1/2012			25	26		8.75%, 6/15/2018 (h)	10				9
Nexen Inc						CenterPoint Energy Resources Corp
5.05%, 11/20/2013			10	9		6.63%, 11/ 1/2037	10				8
6.40%, 5/15/2037			30	24		Copano Energy LLC / Copano Energy Finance
PetroHawk Energy Corp						Corp
9.13%, 7/15/2013			20	19		8.13%, 3/ 1/2016	21				19
7.88%, 6/ 1/2015 (h)			5	4		7.75%, 6/ 1/2018 (h)	5				4
Petroleum Development Corp						Enbridge Energy Partners LP
12.00%, 2/15/2018			10	10		4.00%, 1/15/2009	20				20
Pioneer Natural Resources Co						MarkWest Energy Partners LP / MarkWest
6.65%, 3/15/2017			50	45		Energy Finance Corp
Southwestern Energy Co						8.75%, 4/15/2018	30				29
7.50%, 2/ 1/2018 (h)			20	19		Pacific Energy Partners LP / Pacific Energy
						Finance Corp
Swift Energy Co						6.25%, 9/15/2015	130				122
7.13%, 6/ 1/2017			25	21
						Southern Natural Gas Co
Talisman Energy Inc						8.00%, 3/ 1/2032	24				22
6.25%, 2/ 1/2038			30	23

						Targa Resources Partners LP
				408		8.25%, 7/ 1/2016 (h)	10				9

Oil Company - Integrated (0.19%)						TEPPCO Partners LP
Petrobras International Finance Co						7.63%, 2/15/2012	35				37
8.38%, 12/10/2018			40	43		Transportadora de Gas del Sur SA
Petronas Capital Ltd						7.88%, 5/14/2017 (h)	24				17

7.88%, 5/22/2022 (h)			20	23							296

Suncor Energy Inc
6.10%, 6/ 1/2018			80	73		Property & Casualty Insurance (0.06%)

						Travelers Cos Inc/The
				139		6.25%, 3/15/2067 (f)	30				23

Oil Refining & Marketing (0.15%)						WR Berkley Corp
Premcor Refining Group Inc/The						6.25%, 2/15/2037	30				24

6.75%, 2/ 1/2011			70	71							47

Tesoro Corp
6.63%, 11/ 1/2015			10	8		Real Estate Management & Services (0.15%)
						AMB Property LP
Valero Energy Corp						6.30%, 6/ 1/2013	115				111
6.63%, 6/15/2037			35	30

				109		Real Estate Operator & Developer (0.08%)

Paper & Related Products (0.01%)						Duke Realty LP
Rock-Tenn Co						5.63%, 8/15/2011	15				15
9.25%, 3/15/2016 (h)			10	10		Regency Centers LP
						8.45%, 9/ 1/2010	20				21
Pharmacy Services (0.12%)						5.88%, 6/15/2017	25				22

Medco Health Solutions Inc											58

7.25%, 8/15/2013			35	37
7.13%, 3/15/2018			30	31		Regional Banks (0.68%)
						BAC Capital Trust XIII
Omnicare Inc						3.22%, 3/15/2043 (f)	75				52
6.75%, 12/15/2013			10	9
						BAC Capital Trust XIV
6.88%, 12/15/2015			15	13		5.63%, 3/15/2043 (f)	45				23

				90		Bank of America Corp

						8.13%, 12/29/2049 (f)	85				69

				Schedule of Investments
				Balanced Account
				September 30, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)						BONDS (continued)
	Regional Banks (continued)						REITS - Office Property (continued)
	Capital One Financial Corp						Highwoods Properties Inc
	5.70%, 9/15/2011	$30		$27			5.85%, 3/15/2017	$25	$			20
	Fleet Capital Trust II						HRPT Properties Trust
	7.92%, 12/11/2026	80		79			3.42%, 3/16/2011 (f)	25				23

	PNC Financial Services Group Inc											114

	8.25%, 5/29/2049 (f)	20		19
						REITS	- Regional Malls (0.14%)
	SunTrust Preferred Capital I
	5.85%, 12/31/2049 (f)	30		16			Simon Property Group LP
							4.60%, 6/15/2010	15				15
	Wachovia Corp

	5.63%, 12/15/2008	115		113			6.13%, 5/30/2018	100				88

	6.38%, 2/ 1/2009	10		10								103

	Wells Fargo Capital XIII					REITS	- Shopping Centers (0.08%)
	7.70%, 12/29/2049 (f)	100		87			Developers Diversified Realty Corp
	Wells Fargo Capital XV						5.25%, 4/15/2011	60				57
	9.75%, 12/29/2049 (f)	10		10

				505		REITS	- Warehouse & Industrial (0.13%)

							Prologis
	Reinsurance (0.15%)						3.06%, 8/24/2009 (f)(g)	100				97
	Endurance Specialty Holdings Ltd
	7.00%, 7/15/2034	50		37			Rubber - Tires (0.02%)
	PartnerRe Finance II						Goodyear Tire & Rubber Co/The
	6.44%, 12/ 1/2066 (f)	25		18			6.68%, 12/ 1/2009 (f)	5				5
	Platinum Underwriters Finance Inc						8.63%, 12/ 1/2011	10				10

	7.50%, 6/ 1/2017	60		57

												15

				112

							Satellite Telecommunications (0.07%)
REITS	- Apartments (0.05%)						Intelsat Bermuda Ltd
	UDR Inc						11.25%, 2/ 4/2017 (c)(f)(h)	20				17
	6.50%, 6/15/2009	35		35
							Intelsat Ltd
							6.50%, 11/ 1/2013	10				6
REITS	- Healthcare (0.10%)
							Intelsat Subsidiary Holding Co Ltd
	HCP Inc						8.88%, 1/15/2015 (h)	25				23
	5.65%, 12/15/2013	55		48
							Telesat Canada/Telesat LLC
	6.00%, 1/30/2017	15		12			11.00%, 11/ 1/2015 (h)	5				4

	Nationwide Health Properties Inc											50

	6.50%, 7/15/2011	15		16

				76			Sovereign (0.08%)

							Mexico Government International Bond
REITS	- Hotels (0.12%)						3.49%, 1/13/2009 (f)	60				60
	Hospitality Properties Trust
	6.30%, 6/15/2016	50		40			Special Purpose Entity (0.36%)
	6.70%, 1/15/2018	65		51			Axcan Intermediate Holdings Inc

				91			9.25%, 3/ 1/2015 (h)	35				35

REITS	- Mortgage (0.13%)						BAE Systems Holdings Inc
	iStar Financial Inc						6.40%, 12/15/2011 (h)	60				62
	3.16%, 9/15/2009 (f)(g)	50		36			5.20%, 8/15/2015 (h)	65				61
	3.16%, 3/ 9/2010 (f)	50		33			Capital One Capital IV
	5.85%, 3/15/2017	60		30			6.75%, 2/17/2037	30				14

				99			Hawker Beechcraft Acquisition Co LLC /

							Hawker Beechcraft Notes Co
REITS	- Office Property (0.15%)						8.50%, 4/ 1/2015	20				18
	Brandywine Operating Partnership LP						QBE Capital Funding II LP
	5.63%, 12/15/2010	45		43			6.80%, 6/29/2049 (e)(f)(h)	35				28
	5.70%, 5/ 1/2017	35		28

				Schedule of Investments
				Balanced Account
				September 30, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Special Purpose Entity (continued)					Telephone - Integrated (continued)
	Regency Energy Partners LP/Regency Energy					Telefonica Europe BV
	Finance Corp					7.75%, 9/15/2010	$105		$107
	8.38%, 12/15/2013	$33		$30		Windstream Corp
	Williams Cos Inc Credit Linked Certificate					8.63%, 8/ 1/2016	15		14

	Trust/The								566

	6.05%, 5/ 1/2009 (f)(h)	20		20

				268		Television (0.18%)

						British Sky Broadcasting Group PLC
Steel	- Producers (0.26%)					6.88%, 2/23/2009	100		100
	Ispat Inland ULC					Univision Communications Inc
	9.75%, 4/ 1/2014	155		164		7.85%, 7/15/2011	35		27
	Steel Dynamics Inc					Videotron Ltee
	7.38%, 11/ 1/2012	15		14		9.13%, 4/15/2018 (h)	10		10

	7.75%, 4/15/2016 (h)	15		13					137

				191

						Theaters (0.01%)
	Telecommunication Equipment (0.01%)					AMC Entertainment Inc
	Nortel Networks Ltd					11.00%, 2/ 1/2016	5		5
	10.75%, 7/15/2016 (h)	10		6
						Tobacco (0.13%)
	Telecommunication Services (0.16%)					Reynolds American Inc
	Fairpoint Communications Inc					7.25%, 6/ 1/2013	75		77
	13.13%, 4/ 1/2018 (h)	10		9		6.75%, 6/15/2017	20		19

	MasTec Inc								96

	7.63%, 2/ 1/2017	40		34
	Maxcom Telecomunicaciones SAB de CV					Transport - Rail (0.02%)
	11.00%, 12/15/2014	5		5		Union Pacific Railroad Co 2003 Pass Through
	Qwest Corp					Trust
	7.88%, 9/ 1/2011	60		57		4.70%, 1/ 2/2024	19		17
	Telcordia Technologies Inc
	6.54%, 7/15/2012 (f)(h)	10		8		Transport - Services (0.03%)
	West Corp					FedEx Corp

	9.50%, 10/15/2014	10		8		3.50%, 4/ 1/2009	25		25

				121		TOTAL BONDS	$23,744

	Telephone - Integrated (0.76%)					U.S. GOVERNMENT & GOVERNMENT AGENCY
						OBLIGATIONS (21.49%)
	AT&T Corp					Federal Home Loan Mortgage Corporation
	7.30%, 11/15/2011 (f)	50		52		(FHLMC) (6.43%)
	AT&T Inc					4.50%, 10/ 1/2023 (i)	140		136
	6.30%, 1/15/2038	85		70		5.00%, 10/ 1/2023 (i)	180		178
	Cincinnati Bell Inc					5.00%, 10/ 1/2038 (i)	215		209
	8.38%, 1/15/2014	25		22
						5.50%, 10/ 1/2038 (i)	1,230		1,223
	Deutsche Telekom International Finance BV
	3.39%, 3/23/2009 (f)	75		74		6.00%, 10/ 1/2038 (i)	750		759
	Koninklijke KPN NV					6.50%, 10/ 1/2038 (i)	235		241
	8.00%, 10/ 1/2010	20		21		5.00%, 11/ 1/2038 (i)	100		97
	Level 3 Financing Inc					6.00%, 11/ 1/2038 (i)	210		212
	9.25%, 11/ 1/2014	30		23		6.50%, 6/ 1/2017	59		62
	Telecom Italia Capital SA					5.50%, 12/ 1/2022	77		78
	3.28%, 2/ 1/2011 (f)	25		23		7.00%, 12/ 1/2027	38		40
	3.40%, 7/18/2011 (f)	45		42		6.00%, 1/ 1/2029	53		54
	5.25%, 11/15/2013	100		89		7.50%, 8/ 1/2030	4		4
	Telefonica Emisiones SAU					8.00%, 12/ 1/2030	46		50
	5.86%, 2/ 4/2013 (e)	30		29		7.50%, 1/ 1/2031	10		10
						6.50%, 5/ 1/2031	14		14

			Schedule of Investments
			Balanced Account
			September 30, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation					Federal National Mortgage Association (FNMA)
(FHLMC) (continued)					(continued)
6.50%, 6/ 1/2031	$45		$47		6.50%, 2/ 1/2038	$24		$25
6.50%, 11/ 1/2031	15		16		6.00%, 3/ 1/2038	44		45

5.50%, 4/ 1/2033	108		108					5,682

6.50%, 10/ 1/2035	71		73		Government National Mortgage Association
6.00%, 8/ 1/2036	39		40		(GNMA) (1.06%)
6.00%, 10/ 1/2036 (f)	87		88		5.00%, 10/ 1/2038 (i)	180		177
6.00%, 8/ 1/2037	191		194		5.50%, 10/ 1/2038 (i)	325		325
6.00%, 8/ 1/2037	175		177		6.00%, 10/ 1/2038 (i)	80		81
6.00%, 1/ 1/2038 (f)	32		33		6.00%, 1/15/2029	86		87
6.00%, 7/ 1/2038	129		131		7.00%, 5/15/2031	19		20
4.65%, 8/ 1/2035 (f)	33		33		6.00%, 6/15/2032	16		17
4.83%, 8/ 1/2035 (f)	126		127		6.00%, 9/20/2026	52		53
4.98%, 9/ 1/2035 (f)	83		84		7.00%, 2/20/2032	27		28

6.53%, 7/ 1/2036 (f)	71		72					788

6.53%, 10/ 1/2036 (f)	29		30		U.S. Treasury (6.37%)
6.51%, 1/ 1/2037 (f)	51		53		3.13%, 11/30/2009	1,400		1,420
6.29%, 4/ 1/2037 (f)	44		45		3.50%, 2/15/2010 (a)(j)	950		971
5.69%, 6/ 1/2037 (f)	74		75		4.50%, 4/30/2012	575		613

			4,793		4.25%, 8/15/2013 (a)	425		451

Federal National Mortgage Association (FNMA) (7.63%)					4.75%, 5/15/2014 (a)	200		219
5.00%, 10/ 1/2023 (i)	250		248		8.13%, 8/15/2019 (a)	175		235
5.00%, 10/ 1/2038 (i)	1,335		1,301		7.13%, 2/15/2023	225		290
5.50%, 10/ 1/2038 (i)	2,005		1,999		6.00%, 2/15/2026 (a)	305		362
6.00%, 10/ 1/2038 (i)	735		744		6.25%, 5/15/2030	150		188

6.50%, 10/ 1/2038 (i)	155		159					4,749

6.00%, 5/ 1/2009	3		3		TOTAL U.S. GOVERNMENT & GOVERNMENT
6.00%, 11/ 1/2009	4		4		AGENCY OBLIGATIONS	$16,012

6.00%, 5/ 1/2010	2		3		SHORT TERM INVESTMENTS (1.85%)
4.50%, 9/ 1/2010	76		77		Commercial Paper (1.85%)
4.50%, 1/ 1/2020	39		38		Investment in Joint Trading Account; HSBC
6.00%, 2/ 1/2025	118		121		Funding
6.50%, 2/ 1/2032	37		38		2.75%, 10/ 1/2008	$688		$688
4.25%, 6/ 1/2034 (f)	30		30		Investment in Joint Trading Account;
4.31%, 7/ 1/2034 (f)	15		15		Prudential Funding
					2.75%, 10/ 1/2008	689		689

4.29%, 12/ 1/2034 (f)	41		41
								1,377
4.58%, 3/ 1/2035 (f)	47		48

5.70%, 2/ 1/2036 (f)	32		32		TOTAL SHORT TERM INVESTMENTS	$1,377

6.50%, 4/ 1/2036	35		36
5.78%, 6/ 1/2036 (f)	16		16
6.50%, 8/ 1/2036	61		62
5.49%, 1/ 1/2037 (f)	42		43
6.50%, 1/ 1/2037	143		146
5.47%, 3/ 1/2037 (f)	52		53
5.72%, 4/ 1/2037 (f)	93		95
5.73%, 5/ 1/2037 (f)	73		74
6.50%, 7/ 1/2037	21		21
6.50%, 7/ 1/2037	22		22
6.00%, 2/ 1/2038 (f)	141		143

Schedule of Investments
Balanced Account
September 30, 2008 (unaudited)

Portfolio Summary (unaudited)

Principal
Sector	Percent

Amount	Value
(000	's)	(000	's)	Financial	25.69%

Mortgage Securities	24.96%
REPURCHASE AGREEMENTS (6.94%)	Consumer, Non-cyclical	15.94%
Money Center Banks (6.94%)	Energy	8.82%
Deutsche Bank Repurchase Agreement;	Industrial	8.56%
2.00% dated 09/30/08 maturing 10/01/08	Communications	7.65%
(collateralized by U.S. Government	Government	6.46%
Agency Issues; $5,251,000; 2.11% -	Technology	6.31%
7.25%; dated 03/27/09 - 08/20/13) (g)	$5,169	$	5,169	Asset Backed Securities	5.99%

Consumer, Cyclical	5.94%
TOTAL REPURCHASE AGREEMENTS	$5,169	Utilities	3.75%

Total Investments	$91,837	Basic Materials	2.24%
Exchange Traded Funds	0.86%
Liabilities in Excess of Other Assets, Net - (23.28)%	(17,340)	Diversified	0.11%

TOTAL NET ASSETS - 100.00%	$74,497	Liabilities in Excess of Other Assets, Net	(23.28%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security	Asset Type	Percent

(c)	Market value is determined in accordance with procedures established in	Futures	0.46%
good faith by the Board of Directors. At the end of the period, the value of these securities totaled $95 or 0.13% of net assets.
(d)	Security is Illiquid
(e)	Security purchased on a when-issued basis.
(f)	Variable Rate
(g)	Security was purchased with the cash proceeds from securities loans.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,024 or 2.72% of net assets.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5 or 0.01% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$3,452
Unrealized Depreciation	(11,202)

Net Unrealized Appreciation (Depreciation)	(7,750)
Cost for federal income tax purposes	99,587
All dollar amounts are shown in thousands (000's)

Futures Contracts

Current	Unrealized
Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
US 10 Year Note;
December 2008	3	$346	$344	$(2)

All dollar amounts are shown in thousands (000's)

		Schedule of Investments
	Bond & Mortgage Securities Account
		September 30, 2008 (unaudited)

	Shares	Value				Shares	Value
	Held	(000	's)			Held	(000	's)

COMMON STOCKS (0.00%)					PREFERRED STOCKS (continued)
Independent Power Producer (0.00%)					Life & Health Insurance (0.12%)
Dynegy Inc (a)	71	$-			Delphi Financial Group Inc 7.38%	3,400	$49

TOTAL COMMON STOCKS	$-				Delphi Financial Group Inc 8.00%	4,100	65

					Lincoln National Corp 6.75%	4,800	72
PREFERRED STOCKS (2.11%)
Cable TV (0.08%)					PLC Capital Trust IV	2,100	29
Comcast Corp 6.63%	8,200	145			PLC Capital Trust V	6,400	77
Comcast Corp 7.00%; Series B	8,437	162			Protective Life Corp	6,800	94

		307			Prudential Financial Inc	3,000	68

					Torchmark Capital Trust III	1,600	30

Commercial Banks (0.14%)							484

ASBC Capital I	3,800	69
Barclays Bank PLC 7.10%	6,150	89			Money Center Banks (0.08%)
BB&T Capital Trust V (a)(b)	6,000	147			Santander Finance Preferred SA Unipersonal
					6.50%	11,100	183
M&T Capital Trust IV	4,200	90			Santander Finance Preferred SA Unipersonal
National Bank of Greece SA (a)	1,100	22			6.80%	5,100	87
Royal Bank of Scotland Group PLC 5.75%;					UBS Preferred Funding Trust IV	2,400	30

Series L	6,600	56					300

Royal Bank of Scotland Group PLC 6.60%;
Series S	8,100	70		Multi	-Line Insurance (0.08%)

		543			Aegon NV 6.375%	2,500	21

Diversified Financial Services (0.03%)					Aegon NV 7.25%	11,553	117
Citigroup Capital X	8,600	115			ING Groep NV 6.38%	3,000	35
Harris Preferred Capital Corp	1,000	17			ING Groep NV 7.05% (c)	7,700	101

		132			ING Groep NV 7.38%	3,400	48

							322

Electric - Integrated (0.34%)
Alabama Power Co - Series 2007B	14,100	292			Multimedia (0.02%)
FPL Group Capital Inc 7.45%	13,300	327			Viacom Inc	4,700	84
Georgia Power Co 5.90% (c)	14,300	333			Property & Casualty Insurance (0.10%)
PPL Capital Funding Inc	8,000	169			Arch Capital Group Ltd 7.88%	3,600	66
Xcel Energy Inc 7.60%	9,200	215			Berkley W R Capital Trust	14,800	255

		1,336			Markel Corp	4,500	94

Fiduciary Banks (0.05%)							415

BNY Capital V	11,400	207			Regional Banks (0.30%)
Finance - Consumer Loans (0.03%)					BAC Capital Trust II	800	16
HSBC Finance Corp 6.88%	6,100	122			Bank One Capital VI	8,400	170
					Fleet Capital Trust VIII	11,800	211
Finance - Investment Banker & Broker (0.08%)					KeyCorp Capital IX	8,200	68
Citigroup Inc 8.13%	6,500	107			PNC Capital Trust D	16,300	301
JP Morgan Chase Capital XXVI	400	10			SunTrust Capital IX	4,600	81
Morgan Stanley Capital Trust III	7,010	81			USB Capital VI	5,600	103
Morgan Stanley Capital Trust IV	10,300	116			Wachovia Capital Trust IV	2,500	28

		314			Wachovia Capital Trust IX	3,400	38

					Wells Fargo Capital VII	6,000	109
Financial Guarantee Insurance (0.01%)
					Wells Fargo Capital XIV (a)(c)	2,500	63

Financial Security Assurance Holdings Ltd	4,800	24
							1,188

Investment Management & Advisory Services (0.03%)					Reinsurance (0.03%)
Deutsche Bank Contingent Capital Trust II	9,600	139			PartnerRe Ltd 6.75%	2,600	42
					RenaissanceRe Holdings Ltd - Series C	1,000	13

		Schedule of Investments
	Bond & Mortgage Securities Account
		September 30, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

PREFERRED STOCKS (continued)				PREFERRED STOCKS (continued)
Reinsurance (continued)				Television (0.02%)
RenaissanceRe Holdings Ltd - Series D	4,900	$71		CBS Corp 6.75%		4,800		$77

		126		TOTAL PREFERRED STOCKS		$8,404

REITS - Apartments (0.02%)						Principal
BRE Properties Inc - Series C	4,900	89				Amount		Value
						(000	's)	(000	's)

REITS - Diversified (0.11%)				BONDS	(76.34%)
Duke Realty Corp 6.60%	15,000	232		Advertising Agencies (0.03%)
Duke Realty Corp 8.38%	1,100	20		Interpublic Group of Cos Inc
PS Business Parks Inc - Series H	5,900	102		6.25%, 11/15/2014		$165		137
PS Business Parks Inc - Series I	2,000	31
Vornado Realty Trust - Series I	3,500	58		Aerospace & Defense Equipment (0.10%)

		443		GenCorp Inc

				9.50%, 8/15/2013		423		417
REITS - Office Property (0.02%)
HRPT Properties Trust - Series B	5,400	92		Agricultural Operations (0.32%)
				Bunge Ltd Finance Corp
REITS - Shopping Centers (0.11%)				4.38%, 12/15/2008		550		549
Developers Diversified Realty Corp 7.38%	2,500	35		Cargill Inc
Developers Diversified Realty Corp 7.50%	3,700	53		5.20%, 1/22/2013 (d)		750		725

Kimco Realty Corp	11,700	239						1,274

Weingarten Realty Investors 6.50%	6,000	108		Airlines (0.42%)

		435		American Airlines Inc

REITS - Single Tenant (0.05%)				7.25%, 2/ 5/2009		360		349
Realty Income Corp - Series D	10,500	197		Continental Airlines Inc
				5.98%, 4/19/2022 (e)		320		246
REITS - Storage (0.03%)				Delta Air Lines Inc
Public Storage Inc 7.00%; Series N	1,000	19		7.11%, 9/18/2011 (f)		250		231
Public Storage Inc 7.25%; Series I	5,800	112		7.92%, 5/18/2012		300		260

		131		Northwest Airlines Inc

				7.03%, 11/ 1/2019		415		330
REITS - Warehouse & Industrial (0.05%)				Southwest Airlines Co 2007-1 Pass Through
AMB Property Corp - Series O	5,000	92		Trust
AMB Property Corp - Series P	5,100	91		6.15%, 8/ 1/2022 (g)		285		271

First Industrial Realty Trust Inc - Series J	1,800	30						1,687

		213		Apparel Manufacturers (0.02%)

Special Purpose Entity (0.12%)				Rafaella Apparel Group Inc
CORTS Trust for AIG	3,995	16		11.25%, 6/15/2011		225		97
Deutsche Bank Capital Funding Trust VIII	6,000	88		Appliances (0.08%)
Merrill Lynch Capital Trust I	6,200	86		Whirlpool Corp
Merrill Lynch Capital Trust II	2,500	36		3.32%, 6/15/2009 (b)		325		324
PreferredPlus TR-CCR1 5.75%; Series GSG2	1,200	17
PreferredPlus TR-CCR1 6.00%; Series GSC3	1,700	24		Asset Backed Securities (5.19%)
PreferredPlus TR-CCR1 6.00%; Series GSC4	2,800	40		Ameriquest Mortgage Securities Inc
PreferredPlus TR-CCR1 6.00%; Series GSG1	8,200	124		3.51%, 3/25/2035 (b)		72		66
SATURNS 2004-06 6.00%; Series GS	1,800	27		3.44%, 7/25/2035 (b)		65		64
SATURNS 2004-2 5.75%; Series GS	400	6		Chase Funding Mortgage Loan Asset-Backed

				Certificates
		464		3.71%, 9/25/2033 (b)		268		110

Telephone - Integrated (0.06%)				CNH Equipment Trust
AT&T Inc	9,500	220		3.34%, 9/15/2010 (b)		272		272

				Schedule of Investments
		Bond & Mortgage Securities Account
				September 30, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Asset Backed Securities (continued)					Auto - Car & Light Trucks (continued)
	Countrywide Asset-Backed Certificates					General Motors Corp
	3.73%, 6/25/2035 (b)	$720		$611		7.13%, 7/15/2013 (c)	$170		$78
	3.46%, 3/25/2036 (b)(h)	1,182		1,032		8.38%, 7/15/2033 (c)	290		116

	3.46%, 4/25/2036 (b)	1,738		1,621					574

	3.38%, 6/25/2037 (b)	1,425		924		Auto/Truck Parts & Equipment - Original (0.14%)
	3.34%, 11/25/2037 (b)	985		823		Stanadyne Corp
	Countrywide Home Equity Loan Trust					10.00%, 8/15/2014	100		93
	2.72%, 12/15/2035 (b)(h)	698		293		Tenneco Inc
	2.69%, 5/15/2036 (b)(h)	718		368		10.25%, 7/15/2013	346		355
	First Horizon Asset Back Trust					8.13%, 11/15/2015	125		107

	3.37%, 10/25/2034 (b)	600		299					555

	First-Citizens Home Equity Loan LLC
	2.70%, 9/15/2022 (b)(d)	286		224		Auto/Truck Parts & Equipment - Replacement (0.05%)
	Ford Credit Floorplan Master Owner Trust					Allison Transmission
	2.94%, 6/15/2011 (b)	450		436		11.00%, 11/ 1/2015 (c)(d)	250		218
	GMAC Mortgage Corp Loan Trust
	3.39%, 8/25/2035 (b)	891		495		Automobile Sequential (1.85%)
	3.42%, 11/25/2036 (b)	1,663		683		AmeriCredit Automobile Receivables Trust
	Great America Leasing Receivables					2.51%, 4/ 6/2012 (b)	325		313
	5.39%, 9/15/2011 (d)	255		252		AmeriCredit Prime Automobile Receivable Trust
						2.87%, 2/ 8/2009 (b)	870		860
	JP Morgan Mortgage Acquisition Corp
	3.38%, 4/25/2036 (b)(h)	1,525		1,304		Capital Auto Receivables Asset Trust
						3.92%, 11/16/2009	600		596
	5.45%, 11/25/2036	1,225		1,153
	3.29%, 3/25/2037 (b)	485		452		3.27%, 1/15/2010 (b)(d)	525		523
	3.36%, 3/25/2037 (b)	720		534		2.72%, 3/15/2010 (b)	567		566
						2.86%, 6/15/2010 (b)	275		274
	Lehman XS Trust
	3.41%, 9/25/2035 (b)	547		539		5.52%, 3/15/2011 (b)	670		641
	Long Beach Mortgage Loan Trust					Capital One Auto Finance Trust
	3.74%, 6/25/2034 (b)(h)	170		128		2.50%, 7/15/2011 (b)	545		526
	3.36%, 7/25/2036 (b)	1,245		660		2.53%, 10/15/2012 (b)	615		573
	3.32%, 10/25/2036 (b)(h)	2,300		1,633		Ford Credit Auto Owner Trust
						5.30%, 6/15/2012	600		533
	3.38%, 12/25/2036 (b)	1,600		870
	Marriott Vacation Club Owner Trust					5.60%, 10/15/2012	240		214
	5.52%, 5/20/2029 (b)(d)	304		279		5.69%, 11/15/2012 (b)	180		155
	Morgan Stanley ABS Capital I					Honda Auto Receivables Owner Trust
	3.39%, 2/25/2036 (b)	1,600		1,367		2.67%, 2/15/2011 (b)	525		518
	MSDWCC Heloc Trust					Hyundai Auto Receivables Trust
	3.40%, 7/25/2017 (b)	159		109		2.89%, 1/17/2012 (b)	335		329
	SACO I Inc					WFS Financial Owner Trust
	3.35%, 6/25/2036 (b)(h)	809		582		3.93%, 2/17/2012 (h)	355		355
	SLM Student Loan Trust					4.50%, 5/17/2013	410		400

	2.97%, 6/15/2016 (b)(e)(h)	376		371					7,376

	Swift Master Auto Receivables Trust					Beverages - Wine & Spirits (0.13%)
	2.59%, 6/15/2012 (b)	600		534		Constellation Brands Inc
	Washington Mutual Asset-Backed Certificates					8.38%, 12/15/2014	160		158
	3.39%, 4/25/2036 (b)(h)	1,400		1,191		7.25%, 5/15/2017	380		350

	Wells Fargo Home Equity Trust								508

	3.31%, 3/25/2037 (b)	435		421

				20,700		Brewery (0.18%)

						SABMiller PLC
Auto	- Car & Light Trucks (0.14%)					6.50%, 7/15/2018 (d)	750		710
	Daimler Finance North America LLC
	5.75%, 9/ 8/2011	385		380

			Schedule of Investments
	Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Building - Residential & Commercial (0.04%)					Casino Hotels (0.36%)
DR Horton Inc					Harrah's Operating Co Inc
8.00%, 2/ 1/2009	$100		$98		5.50%, 7/ 1/2010	$375		$281
M/I Homes Inc					10.75%, 2/ 1/2016 (d)	250		128
6.88%, 4/ 1/2012	75		60		MGM Mirage

			158		8.38%, 2/ 1/2011 (c)	150		123

Building & Construction - Miscellaneous (0.04%)					6.75%, 4/ 1/2013	175		136
Dycom Industries Inc					6.63%, 7/15/2015	440		306
8.13%, 10/15/2015	200		176		Wynn Las Vegas Capital Corp
					6.63%, 12/ 1/2014	563		480

Building & Construction Products -								1,454

Miscellaneous (0.02%)
Ply Gem Industries Inc					Casino Services (0.07%)
11.75%, 6/15/2013 (d)	85		73		Choctaw Resort Development Enterprise
					7.25%, 11/15/2019 (d)	347		260
Building Products - Cement & Aggregate (0.24%)
CRH America Inc					Cellular Telecommunications (1.28%)
6.40%, 10/15/2033	180		133		Cricket Communications Inc
Martin Marietta Materials Inc					9.38%, 11/ 1/2014	370		344
2.95%, 4/30/2010 (b)	855		823		iPCS Inc

			956		4.93%, 5/ 1/2013 (b)	85		69

					MetroPCS Wireless Inc
Building Products - Wood (0.07%)					9.25%, 11/ 1/2014	75		70
Masco Corp					New Cingular Wireless Services Inc
3.12%, 3/12/2010 (b)	300		281		8.13%, 5/ 1/2012	625		667
					Nextel Communications Inc
Cable TV (1.36%)					7.38%, 8/ 1/2015	560		370
CCH II LLC / CCH II Capital Corp					Rogers Wireless Inc
10.25%, 10/ 1/2013 (d)	442		367		7.25%, 12/15/2012	700		711
Charter Communications Operating LLC /					8.00%, 12/15/2012	450		449
Charter Communications Operating Capital
8.38%, 4/30/2014 (d)	150		132		6.38%, 3/ 1/2014	630		602
10.88%, 9/15/2014 (c)(d)	155		150		Vodafone Group PLC
					3.16%, 6/15/2011 (b)	415		399
Comcast Corp
3.09%, 7/14/2009 (b)(h)	750		734		3.09%, 2/27/2012 (b)	800		754
6.95%, 8/15/2037	400		341		5.75%, 3/15/2016	745		676

COX Communications Inc								5,111

4.63%, 1/15/2010	365		360		Chemicals - Diversified (0.25%)
6.75%, 3/15/2011	395		401		Huntsman LLC
CSC Holdings Inc					11.50%, 7/15/2012	700		714
7.63%, 4/ 1/2011	300		288		Phibro Animal Health Corp
DirecTV Holdings LLC/DirecTV Financing Co					10.00%, 8/ 1/2013 (d)	100		96
8.38%, 3/15/2013	230		227		Reichhold Industries Inc
7.63%, 5/15/2016 (d)	425		385		9.00%, 8/15/2014 (d)	175		168

Echostar DBS Corp								978

6.63%, 10/ 1/2014	400		321
					Chemicals - Specialty (0.14%)
7.75%, 5/31/2015	240		203
					Hercules Inc
Rogers Cable Inc					6.75%, 10/15/2029	225		223
6.75%, 3/15/2015	550		540
					Nalco Co
Time Warner Cable Inc					7.75%, 11/15/2011	225		220
6.20%, 7/ 1/2013	885		859
					NewMarket Corp
6.55%, 5/ 1/2037	140		113		7.13%, 12/15/2016	125		120

			5,421					563

			Schedule of Investments
	Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Coatings & Paint (0.05%)					Computers - Memory Devices (0.07%)
Valspar Corp					Seagate Technology HDD Holdings
5.63%, 5/ 1/2012	$195		$196		6.80%, 10/ 1/2016	$330		$289

Commercial Banks (2.08%)					Consumer Products - Miscellaneous (0.03%)
BBVA Bancomer SA/Grand Cayman					Blyth Inc
6.01%, 5/17/2022 (b)(d)	700		617		5.50%, 11/ 1/2013	150		124
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (b)(d)	325		187		Containers - Metal & Glass (0.04%)
Commonwealth Bank of Australia					Impress Holdings BV
6.02%, 3/15/2036 (d)	350		294		5.92%, 9/15/2013 (b)(d)	200		170
Glitnir Banki HF
2.95%, 10/15/2008 (b)(d)	350		350		Containers - Paper & Plastic (0.09%)
HSBC America Capital Trust I					Graphic Packaging International Inc
7.81%, 12/15/2026 (d)	850		757		8.50%, 8/15/2011	145		138
KeyBank NA					Intertape Polymer US Inc
2.94%, 11/ 3/2009 (b)(c)	1,000		975		8.50%, 8/ 1/2014	100		84
Lloyds TSB Group PLC					Jefferson Smurfit Corp US
6.27%, 11/29/2049 (b)(d)	530		397		8.25%, 10/ 1/2012	170		142

M&I Marshall & Ilsley Bank								364

3.08%, 12/ 4/2012 (b)	1,100		881		Credit Card Asset Backed Securities (2.38%)
RSHB Capital SA for OJSC Russian					American Express Credit Account Master Trust
Agricultural Bank					2.72%, 8/15/2011 (b)(d)	360		357
7.75%, 5/29/2018 (d)	270		205
					2.74%, 9/15/2011 (b)	1,235		1,229
Societe Generale
5.92%, 4/29/2049 (b)(d)	1,740		1,428		Arran Master Trust
					2.67%, 12/15/2010 (b)	875		862
US Bank NA/Cincinnati OH
4.95%, 10/30/2014	700		678		BA Credit Card Trust
					3.09%, 3/15/2012 (b)	850		822
Wachovia Bank NA
7.80%, 8/18/2010	1,025		854		Bank One Issuance Trust
					2.81%, 3/15/2012 (b)	1,000		976
6.00%, 11/15/2017	270		160
					2.68%, 6/15/2012 (b)	825		813
Woori Bank
6.13%, 5/ 3/2016 (b)(d)	255		232		Cabela's Master Credit Card Trust
					4.31%, 12/16/2013 (d)	540		522
6.21%, 5/ 2/2037 (b)	445		286

					Chase Credit Card Master Trust
			8,301		2.82%, 1/17/2011 (b)(h)	1,125		1,124

Commercial Services (0.20%)					2.84%, 2/15/2011 (b)	1,000		999
ARAMARK Corp					Citibank Credit Card Master Trust I
6.30%, 2/ 1/2015 (b)	250		219		3.11%, 3/10/2011 (b)	575		568
Iron Mountain Inc					Discover Card Master Trust
8.63%, 4/ 1/2013	150		148		5.65%, 3/16/2020	462		401
6.63%, 1/ 1/2016	200		188		Providian Master Note Trust
8.00%, 6/15/2020	235		225		5.10%, 11/15/2012 (d)	800		793

			780					9,466

Computer Services (0.08%)					Data Processing & Management (0.25%)
Sungard Data Systems Inc					First Data Corp
9.13%, 8/15/2013	350		315		9.88%, 9/24/2015 (c)(d)	445		349
					Fiserv Inc
Computers - Integrated Systems (0.27%)					6.13%, 11/20/2012	655		635

NCR Corp								984

7.13%, 6/15/2009	1,075		1,081
					Dialysis Centers (0.07%)
					DaVita Inc
					6.63%, 3/15/2013	275		261

			Schedule of Investments
		Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Distribution & Wholesale (0.04%)					Electric - Integrated (continued)
Wesco Distribution Inc					Public Service Co of Oklahoma
7.50%, 10/15/2017	$175		$146		6.63%, 11/15/2037	$690		$608
					Sierra Pacific Power Co
Diversified Financial Services (0.58%)					6.25%, 4/15/2012	700		702
General Electric Capital Corp					Southern California Edison Co
5.63%, 5/ 1/2018	1,650		1,395		2.89%, 2/ 2/2009 (b)(h)	740		739
6.38%, 11/15/2067 (b)	900		728		TECO Energy Inc
TNK-BP Finance SA					4.80%, 5/ 1/2010 (b)	650		640
6.63%, 3/20/2017 (d)	300		195		Texas Competitive Electric Holdings Co LLC

			2,318		10.25%, 11/ 1/2015 (d)	1,045		943

					Transelec SA
Diversified Manufacturing Operations (0.05%)					7.88%, 4/15/2011	130		135
SPX Corp
7.63%, 12/15/2014 (d)	200		200		Union Electric Co
					4.65%, 10/ 1/2013	350		326

Diversified Operations (0.15%)								5,944

Capmark Financial Group Inc					Electronic Components - Miscellaneous (0.33%)
3.45%, 5/10/2010 (b)	650		461		Communications & Power Industries Inc
Susser Holdings LLC					8.00%, 2/ 1/2012	225		213
10.63%, 12/15/2013	125		123		Flextronics International Ltd

			584		6.50%, 5/15/2013	360		319

Electric - Generation (0.58%)					Jabil Circuit Inc
					5.88%, 7/15/2010	500		480
AES Corp/The
8.75%, 5/15/2013 (d)	175		176		NXP BV/NXP Funding LLC
					5.54%, 10/15/2013 (b)	175		116
CE Casecnan Water & Energy
11.95%, 11/15/2010	44		43		9.50%, 10/15/2015 (c)	375		193

CE Generation LLC								1,321

7.42%, 12/15/2018	161		162		Electronic Components - Semiconductors (0.07%)
Edison Mission Energy					Freescale Semiconductor Inc
7.20%, 5/15/2019	525		462		8.88%, 12/15/2014	205		141
Elwood Energy LLC					9.13%, 12/15/2014	200		126

8.16%, 7/ 5/2026	435		398					267

Indiantown Cogeneration LP
9.26%, 12/15/2010	365		375		Electronic Connectors (0.26%)
Korea East-West Power Co Ltd					Thomas & Betts Corp
4.88%, 4/21/2011 (d)	105		105		7.25%, 6/ 1/2013	1,000		1,021
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (d)	466		451		Electronics - Military (0.09%)
Tenaska Virginia Partners LP					L-3 Communications Corp
6.12%, 3/30/2024 (d)	173		158		7.63%, 6/15/2012	300		296

			2,330		5.88%, 1/15/2015	50		45

								341

Electric - Integrated (1.49%)
Arizona Public Service Co					Export & Import Bank (0.05%)
5.80%, 6/30/2014	195		180		Export-Import Bank Of Korea
6.25%, 8/ 1/2016	300		278		4.50%, 8/12/2009	180		179
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016	255		230		Fiduciary Banks (0.13%)
Commonwealth Edison Co					Bank of New York Mellon Corp/The
6.15%, 3/15/2012	270		270		4.50%, 4/ 1/2013	545		510
Oncor Electric Delivery Co
6.38%, 5/ 1/2012	655		628		Finance - Auto Loans (0.29%)
					Ford Motor Credit Co LLC
Pacificorp					5.80%, 1/12/2009	100		95
5.65%, 7/15/2018	280		265

			Schedule of Investments
		Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Finance - Auto Loans (continued)					Finance - Investment Banker & Broker
Ford Motor Credit Co LLC (continued)					(continued)
7.38%, 10/28/2009	$125		$100		Goldman Sachs Group Inc/The (continued)
4.36%, 1/15/2010 (b)	190		156		5.25%, 10/15/2013	$1,470		$1,236
9.75%, 9/15/2010 (b)	150		107		5.15%, 1/15/2014	520		427
9.88%, 8/10/2011	300		207		5.75%, 10/ 1/2016	145		118
5.54%, 1/13/2012 (b)	200		128		Jefferies Group Inc
					6.45%, 6/ 8/2027	860		633
GMAC LLC
6.88%, 9/15/2011	280		125		JP Morgan Chase & Co
					6.75%, 2/ 1/2011	440		441
6.00%, 12/15/2011	215		96
					5.25%, 5/ 1/2015	1,665		1,530
6.63%, 5/15/2012	345		146

					6.40%, 5/15/2038	650		562
			1,160

					7.90%, 4/29/2049 (b)	1,545		1,301
Finance - Commercial (0.48%)					JP Morgan Chase Capital XXII
CIT Group Inc					6.45%, 2/ 2/2037	250		181
3.03%, 4/27/2011 (b)(h)	900		571		Lazard Group
3.05%, 2/13/2012 (b)	325		175		7.13%, 5/15/2015	1,775		1,541
Textron Financial Corp					6.85%, 6/15/2017	350		290
2.94%, 2/25/2011 (b)(h)	1,000		951		Merrill Lynch & Co Inc
6.00%, 2/15/2067 (b)(d)	300		219		3.05%, 2/ 6/2009 (b)	925		908

			1,916		3.01%, 2/ 5/2010 (b)	400		379

Finance - Consumer Loans (0.73%)					3.00%, 11/ 1/2011 (b)(h)	875		746
HSBC Finance Capital Trust IX					3.04%, 6/ 5/2012 (b)	400		331
5.91%, 11/30/2035	160		120		5.45%, 2/ 5/2013	130		117
HSBC Finance Corp					6.15%, 4/25/2013	500		462
4.13%, 12/15/2008	300		297		6.22%, 9/15/2026	100		75
3.09%, 11/16/2009 (b)	925		909		7.75%, 5/14/2038	835		702
4.13%, 11/16/2009 (i)	475		459		Morgan Stanley
7.00%, 5/15/2012	150		146		3.07%, 1/15/2010 (b)	455		342
4.75%, 7/15/2013	230		207		6.75%, 4/15/2011	240		178

John Deere Capital Corp								15,052

3.08%, 10/16/2009 (b)	260		260		Finance - Leasing Company (0.20%)
SLM Corp					International Lease Finance Corp
2.96%, 7/26/2010 (b)(h)	650		493		3.19%, 1/15/2010 (b)	550		474

			2,891		5.65%, 6/ 1/2014	535		315

Finance - Credit Card (0.42%)								789

American Express Credit Corp					Finance - Mortgage Loan/Banker (0.52%)
5.88%, 5/ 2/2013	730		673
					Countrywide Financial Corp
Capital One Bank USA NA					3.33%, 12/19/2008 (b)	1,085		1,072
5.00%, 6/15/2009	555		530
					5.80%, 6/ 7/2012	400		338
6.50%, 6/13/2013	560		477

					6.25%, 5/15/2016 (c)	355		253
			1,680

					SLM Student Loan Trust
Finance - Investment Banker & Broker (3.78%)					3.25%, 10/25/2014 (b)(e)	425		425

Bear Stearns Cos LLC/The								2,088

5.30%, 10/30/2015	640		567
					Finance - Other Services (0.22%)
Citigroup Inc
5.30%, 10/17/2012	500		445		American Real Estate Partners LP/Finance Corp
					7.13%, 2/15/2013	200		153
8.40%, 4/29/2049	910		619
					Icahn Enterprises LP / Icahn Enterprises
Credit Suisse USA Inc					Finance Corp
3.03%, 1/15/2010 (b)	550		533		8.13%, 6/ 1/2012	175		149
Goldman Sachs Group Inc/The
2.98%, 2/ 6/2012 (b)	500		388

				Schedule of Investments
		Bond & Mortgage Securities Account
				September 30, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount	Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Finance - Other Services (continued)					Home Equity - Other (continued)
	NYSE Euronext					Option One Mortgage Loan Trust
	4.80%, 6/28/2013	$590		$561		4.26%, 5/25/2034 (b)	$483		$383

				863		3.66%, 3/25/2037 (b)	825		136

	Financial Guarantee Insurance (0.04%)					Residential Asset Securities Corp
						4.36%, 3/25/2035 (b)	113		41
	MGIC Investment Corp
	5.63%, 9/15/2011	190		146		3.41%, 5/25/2035 (b)	16		16
						3.36%, 9/25/2036 (b)	750		551
Food	- Miscellaneous/Diversified (0.35%)					Saxon Asset Securities Trust
	Corn Products International Inc					4.90%, 3/25/2035 (b)	473		345
	8.45%, 8/15/2009	290		296		Soundview Home Equity Loan Trust
	General Mills Inc					3.30%, 7/25/2036 (b)(h)	494		486
	2.92%, 1/22/2010 (b)(h)	800		789		Specialty Underwriting & Residential Finance
	Kraft Foods Inc					3.72%, 2/25/2035 (b)	274		177
	3.30%, 8/11/2010 (b)	300		296		3.44%, 3/25/2036 (b)	81		80

				1,381		WAMU Asset-Backed Certificates

						3.38%, 5/25/2037 (b)	795		593
Food	- Retail (0.19%)					3.38%, 7/25/2047 (b)(h)	2,000		1,139
	Ingles Markets Inc
	8.88%, 12/ 1/2011	225		226		Wells Fargo Home Equity Trust
						3.50%, 10/25/2035 (b)(d)(h)	392		341

	Safeway Inc
	4.12%, 3/27/2009 (b)	525		521					10,733

				747		Home Equity - Sequential (0.24%)

						Countrywide Asset-Backed Certificates
	Forestry (0.30%)					5.39%, 4/25/2036	743		498
	Weyerhaeuser Co
	6.75%, 3/15/2012	220		218		5.51%, 8/25/2036	630		443

	7.50%, 3/ 1/2013	1,000		983					941

				1,201		Independent Power Producer (0.08%)

						NRG Energy Inc
Gas	- Distribution (0.11%)					7.25%, 2/ 1/2014	350		325
	National Fuel Gas Co
	5.25%, 3/ 1/2013	190		183		Insurance Brokers (0.07%)
	Sempra Energy					Willis North America Inc
	4.75%, 5/15/2009	250		250		6.20%, 3/28/2017	330		287

				433

	Home Equity - Other (2.69%)					Investment Companies (0.10%)
	American Home Mortgage Investment Trust					Xstrata Finance Dubai Ltd
	3.40%, 11/25/2030 (b)(h)	702		303		3.15%, 11/13/2009 (b)(d)	400		392
	Bear Stearns Asset Backed Securities Trust
	3.81%, 3/25/2034 (b)	460		392		Investment Management & Advisory Services (0.18%)
	3.37%, 8/25/2036 (b)(h)	1,530		1,076		Ameriprise Financial Inc
						7.52%, 6/ 1/2066 (b)	925		703
	Countrywide Asset-Backed Certificates
	6.09%, 6/25/2021 (b)	625		260
						Life & Health Insurance (0.61%)
	First NLC Trust
	3.51%, 9/25/2035 (b)	884		863		Hartford Life Global Funding Trusts
						2.99%, 9/15/2009 (b)	950		932
	GMAC Mortgage Corp Loan Trust
	5.75%, 10/25/2036	940		731		Lincoln National Corp
						5.65%, 8/27/2012	200		197
	5.81%, 10/25/2036	325		172		6.05%, 4/20/2067 (b)	260		171
	GSAA Trust
	3.35%, 4/25/2047 (b)	1,497		974		New York Life Global Funding
						4.65%, 5/ 9/2013 (d)	625		625
	Morgan Stanley Home Equity Loan Trust
	3.38%, 2/25/2036 (b)	1,870		1,653		StanCorp Financial Group Inc
						6.88%, 10/ 1/2012	210		206
	New Century Home Equity Loan Trust
	3.50%, 3/25/2035 (b)	25		21

			Schedule of Investments
		Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

		Principal						Principal
		Amount	Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Life & Health Insurance (continued)						Medical Instruments (0.17%)
Stingray Pass-Through Trust						Boston Scientific Corp
5.90%, 1/12/2015 (d)(e)	$600		$78			6.00%, 6/15/2011	$310		$293
Unum Group						6.40%, 6/15/2016	400		380

5.86%, 5/15/2009	205		207						673

			2,416

					Medical Laboratory & Testing Service (0.03%)
Machinery - General Industry (0.03%)						Quest Diagnostics Inc
Stewart & Stevenson LLC						6.40%, 7/ 1/2017	105		102
10.00%, 7/15/2014	150		131
						Medical Products (0.20%)
Machinery - Material Handling (0.06%)						Angiotech Pharmaceuticals Inc
Columbus McKinnon Corp/NY						6.56%, 12/ 1/2013 (b)	440		317
8.88%, 11/ 1/2013	225		232			Hospira Inc
						4.24%, 3/30/2010 (b)(h)	500		485

Medical - Drugs (0.07%)									802

Elan Finance PLC/Elan Finance Corp
6.94%, 12/ 1/2013 (b)	325		267		Metal	- Diversified (0.09%)
						Falconbridge Ltd
Medical - HMO (1.14%)						5.38%, 6/ 1/2015 (c)	135		121
Centene Corp						Freeport-McMoRan Copper & Gold Inc
7.25%, 4/ 1/2014	175		164			5.88%, 4/ 1/2015 (b)	100		96
Coventry Health Care Inc						Xstrata Canada Corp
5.88%, 1/15/2012	605		583			7.25%, 7/15/2012	120		123

6.30%, 8/15/2014	550		504						340

5.95%, 3/15/2017	295		246			Miscellaneous Manufacturers (0.03%)
Health Net Inc						Trimas Corp
6.38%, 6/ 1/2017	390		292			9.88%, 6/15/2012	147		125
Humana Inc
7.20%, 6/15/2018	785		743			Money Center Banks (0.15%)
UnitedHealth Group Inc						Comerica Capital Trust II
5.50%, 11/15/2012	975		932			6.58%, 2/20/2037	445		204
4.88%, 2/15/2013	440		421			Rabobank Capital Funding Trust
6.88%, 2/15/2038	330		291			5.25%, 12/29/2049 (b)(d)	475		410

WellPoint Inc									614

5.85%, 1/15/2036	450		356			Mortgage Backed Securities (23.81%)

			4,532			Banc of America Commercial Mortgage Inc

Medical - Hospitals (0.25%)						4.97%, 7/10/2043	365		243
Community Health Systems Inc						5.93%, 5/10/2045 (b)	785		710
8.88%, 7/15/2015	150		142			5.33%, 9/10/2045	930		899
HCA Inc						0.20%, 10/10/2045	194,443		592
6.75%, 7/15/2013	775		651			5.31%, 10/10/2045 (b)	765		730
9.25%, 11/15/2016	225		219			5.68%, 7/10/2046 (b)	750		611

			1,012			5.67%, 1/15/2049 (b)(d)	185		75

Medical - Outpatient & Home Medical Care (0.11%)						5.87%, 4/10/2049 (b)	1,000		857
Select Medical Corp						5.84%, 6/10/2049 (b)	1,725		1,466
7.63%, 2/ 1/2015	540		437			5.49%, 2/10/2051	1,490		1,240
						5.94%, 2/10/2051 (b)	985		842
Medical - Wholesale Drug Distribution (0.08%)						Banc of America Funding Corp
AmerisourceBergen Corp						3.27%, 7/20/2036 (b)(h)	1,149		1,053
5.63%, 9/15/2012	320		310			Banc of America Mortgage Securities Inc
						4.11%, 6/25/2034 (b)	723		705
					Bear Stearns Adjustable Rate Mortgage Trust
						3.89%, 6/25/2034 (b)	295		293

			Schedule of Investments
	Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Bear Stearns Alt-A Trust					CS First Boston Mortgage Securities Corp
3.37%, 11/25/2036 (b)(h)	$267		$136		(continued)
3.38%, 4/25/2037 (b)	843		432		0.41%, 5/15/2036 (b)(d)	$3,821		$28
Bear Stearns Asset Backed Securities Trust					0.68%, 7/15/2036 (b)(d)	3,513		55
3.44%, 4/25/2036 (b)(h)	1,142		824		0.22%, 11/15/2037 (b)(d)	7,367		127
Bear Stearns Commercial Mortgage Securities					8.00%, 9/15/2041 (b)	160		163
7.00%, 5/20/2030	371		377		CW Capital Cobalt Ltd
0.63%, 5/11/2039 (b)(d)	2,240		28		5.17%, 8/15/2048	1,020		967
Bear Stearns Mortgage Funding Trust					Deutsche ALT-A Securities Inc Alternate Loan
3.42%, 7/25/2036 (b)(h)	1,919		1,223		Trust
Bella Vista Mortgage Trust					3.39%, 4/25/2036 (b)(h)	1,500		780
3.44%, 5/20/2045 (b)	217		149		DLJ Commercial Mortgage Corp
Chase Commercial Mortgage Securities Corp					7.34%, 10/10/2032	170		171
7.63%, 7/15/2032	900		918		Downey Savings & Loan Association Mortgage
Chase Mortgage Finance Corp					Loan Trust
5.43%, 3/25/2037 (b)	1,247		1,066		3.29%, 4/19/2047 (b)	1,026		412
Citigroup Commercial Mortgage Trust					Fannie Mae
0.71%, 10/15/2049 (b)	13,441		278		3.51%, 2/25/2018 (b)	289		290
Citigroup/Deutsche Bank Commercial					3.46%, 11/25/2022 (b)	301		296
Mortgage Trust					3.41%, 1/25/2023 (b)	435		427
0.62%, 10/15/2048 (b)	22,366		395		3.51%, 2/25/2032 (b)	472		465
0.52%, 12/11/2049 (b)	18,627		261		3.46%, 3/25/2035 (b)	402		394
Commercial Mortgage Load Trust					6.50%, 2/25/2047	340		355
6.22%, 9/10/2017 (b)	470		411		Fannie Mae Whole Loan
Commercial Mortgage Pass Through Certificates					3.41%, 5/25/2035 (b)	531		503
5.22%, 5/10/2043 (b)	400		273		First Union National Bank Commercial
0.08%, 12/10/2046 (b)(d)	12,150		126		Mortgage
5.25%, 12/10/2046	685		650		8.09%, 5/17/2032	275		282
6.01%, 12/10/2049 (b)	1,120		670		Freddie Mac
Countrywide Alternative Loan Trust					2.94%, 6/15/2023 (b)	400		391
4.16%, 7/20/2035 (b)	273		132		5.50%, 9/15/2031 (b)	950		955
3.38%, 6/25/2036 (b)	1,850		885		GE Capital Commercial Mortgage Corp
3.27%, 11/25/2036 (b)	79		79		0.40%, 5/10/2014	30,759		284
3.48%, 7/25/2046 (b)	277		110		5.61%, 4/10/2017 (b)	1,420		1,094
Countrywide Home Loan Mortgage Pass					0.72%, 3/10/2040 (b)(d)	7,156		83
Through Trust					Ginnie Mae
4.60%, 12/19/2033 (b)	1,100		1,001		4.51%, 10/16/2028 (b)	582		581
3.41%, 4/25/2046 (b)	1,106		667		3.96%, 6/16/2031	709		700
Credit Suisse Mortgage Capital Certificates					1.09%, 2/16/2047 (b)	5,728		284
6.02%, 6/15/2038 (b)	615		559		0.82%, 3/16/2047 (b)	5,091		269
5.91%, 6/15/2039 (b)	665		569		GMAC Commercial Mortgage Securities Inc
0.78%, 9/15/2039	13,977		330		0.97%, 3/10/2038 (b)(d)	3,562		60
5.47%, 9/15/2039	1,000		879		Greenpoint Mortgage Funding Trust
6.00%, 9/15/2039 (b)	1,350		895		3.48%, 6/25/2045 (b)	235		96
0.11%, 12/15/2039	4,078		59		3.51%, 6/25/2045 (b)	219		148
0.87%, 12/15/2039 (b)	17,779		467		3.52%, 10/25/2045 (b)	274		209
5.38%, 2/15/2040 (b)	150		126		Greenwich Capital Commercial Funding Corp
					5.48%, 2/10/2017	275		210
5.69%, 9/15/2040 (b)	600		508
					0.44%, 6/10/2036 (b)(d)	27,014		183
5.87%, 9/15/2040	900		699
					6.11%, 7/10/2038 (b)	660		551
6.43%, 2/15/2041 (b)(d)	525		417
					0.51%, 3/10/2039 (b)(d)	13,455		230
CS First Boston Mortgage Securities Corp
1.29%, 3/15/2036 (b)(d)	2,463		38		5.74%, 12/10/2049	1,200		1,019

			Schedule of Investments
	Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
GS Mortgage Securities Corp II					JP Morgan Mortgage Trust (continued)
0.88%, 11/10/2039 (d)	$7,451		$235		6.00%, 8/25/2036 (b)	$489		$432
5.56%, 11/10/2039 (b)	1,330		1,177		5.56%, 10/25/2036 (b)	1,685		1,247
5.99%, 8/10/2045 (b)	2,390		2,040		5.70%, 4/25/2037 (b)	550		382
5.99%, 8/10/2045 (b)	720		563		5.70%, 4/25/2037 (b)	540		403
GSR Mortgage Loan Trust					LB-UBS Commercial Mortgage Trust
3.39%, 12/25/2035 (b)	98		96		5.74%, 6/15/2032	585		578
3.47%, 8/25/2046 (b)	1,595		478		0.00%, 3/15/2034 (a)(b)(d)	1,694		6
Harborview Mortgage Loan Trust					0.00%, 3/15/2036 (a)(b)(d)	2,760		62
3.27%, 3/19/2037 (b)	704		433		0.00%, 3/15/2036 (a)(b)(d)	2,117		34
Homebanc Mortgage Trust					0.00%, 8/15/2036 (a)(b)(d)	3,399		37
3.55%, 1/25/2036 (b)(h)	1,499		1,154		5.41%, 9/15/2039 (b)	235		187
Impac CMB Trust					0.00%, 2/15/2040 (a)(b)	23,385		578
4.21%, 10/25/2033 (b)	97		71
					5.46%, 2/15/2040 (b)	2,098		1,601
4.19%, 10/25/2034 (b)	334		232
					5.48%, 2/15/2040	650		426
3.97%, 1/25/2035 (b)	148		107
					5.56%, 2/15/2040 (b)	1,075		702
3.52%, 4/25/2035 (b)	135		60
					5.86%, 7/15/2040 (b)	990		848
3.64%, 4/25/2035 (b)	148		72
					6.45%, 7/17/2040 (b)	675		419
3.51%, 8/25/2035 (b)	239		111
					6.32%, 4/15/2041 (b)	570		381
Impac Secured Assets CMN Owner Trust
3.37%, 3/25/2037 (b)	1,660		644		5.87%, 9/15/2045 (b)	500		428
Indymac Index Mortgage Loan Trust					6.46%, 9/15/2045 (b)	440		277
3.44%, 4/25/2035 (b)	185		108		Lehman XS Trust
3.54%, 4/25/2035 (b)	163		72		3.43%, 6/25/2047 (b)	1,868		1,199
3.39%, 1/25/2037 (b)(h)	1,620		514		Merrill Lynch Alternative Note Asset Trust
					3.42%, 4/25/2037 (b)	1,550		599
3.45%, 6/25/2037 (b)	1,284		884
					Merrill Lynch Mortgage Trust
JP Morgan Alternative Loan Trust					5.78%, 8/12/2016	830		682
3.36%, 3/25/2037 (b)	1,425		620
					5.80%, 5/12/2039 (b)	795		772
JP Morgan Chase Commercial Mortgage
Securities Corp					0.53%, 2/12/2042 (b)	13,307		134
0.67%, 10/12/2035 (b)(d)	4,398		130		Merrill Lynch/Countrywide Commercial
5.02%, 1/12/2037	150		116		Mortgage Trust
					5.46%, 7/12/2046 (b)	735		586
5.29%, 9/12/2037 (b)	275		184
					0.73%, 8/12/2048 (b)	8,115		246
1.27%, 1/12/2039 (b)(d)	3,318		70
					0.12%, 12/12/2049 (b)(d)	7,040		87
5.63%, 6/12/2041 (b)	775		630
					5.11%, 12/12/2049 (b)	795		752
0.31%, 1/15/2042 (b)(d)	7,637		105
					5.39%, 12/12/2049 (b)(d)	435		248
5.59%, 5/12/2045 (b)	540		436
					5.94%, 6/12/2050 (b)	1,120		670
5.44%, 5/15/2045 (b)	930		742
					Morgan Stanley Capital I
5.30%, 5/15/2047 (b)	1,025		971		7.11%, 4/15/2033	96		97
6.01%, 6/15/2049 (b)	335		261		1.19%, 1/13/2041 (b)(d)	1,996		53
6.20%, 2/12/2051 (d)	550		338		3.40%, 5/24/2043 (b)(d)(h)	1,200		1,066
6.30%, 2/12/2051 (b)	700		473		0.07%, 12/15/2043 (b)(d)	8,632		97
5.88%, 2/15/2051	1,700		1,449		5.36%, 3/15/2044 (b)	1,500		1,249
JP Morgan Mortgage Trust					3.59%, 8/25/2046 (b)(e)(h)	1,500		450
5.30%, 7/25/2035	409		376
					5.81%, 4/12/2049 (b)	750		637
4.95%, 11/25/2035 (b)	1,100		953
					5.81%, 4/12/2049	720		426
5.30%, 4/25/2036 (b)	210		208
					Morgan Stanley Dean Witter Capital I
5.82%, 6/25/2036 (b)	574		520		0.92%, 4/15/2034 (b)(d)	2,909		9
5.82%, 6/25/2036 (b)	340		237		Nomura Asset Acceptance Corp
5.96%, 6/25/2036 (b)	213		199		3.56%, 2/25/2035 (b)	84		54
5.95%, 8/25/2036 (b)	1,575		1,176

			Schedule of Investments
	Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

	Principal							Principal
	Amount		Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Residential Accredit Loans Inc					Wells Fargo Mortgage Backed Securities Trust
3.36%, 2/25/2037 (b)	$672		$342		(continued)
3.40%, 7/25/2037 (b)	720		494		4.38%, 3/25/2035 (b)		$481		$432

3.36%, 2/25/2047 (b)	1,821		1,035						94,900

Sequoia Mortgage Trust					Multi	-Line Insurance (0.73%)
3.42%, 2/20/2035 (b)	185		158		Allstate Corp/The
Structured Adjustable Rate Mortgage Loan Trust					6.13%, 5/15/2037 (b)		275		202
4.66%, 7/25/2034 (b)	1,065		1,031		AXA SA
3.91%, 8/25/2034 (b)	665		304		6.46%, 12/31/2049 (b)(d)		175		100
3.46%, 3/25/2035 (b)	15		13		CNA Financial Corp
5.25%, 12/25/2035	364		285		6.00%, 8/15/2011		375		374
5.25%, 2/25/2036 (b)	493		411		Genworth Financial Inc
3.40%, 7/25/2037 (b)	1,286		716		6.15%, 11/15/2066 (b)		470		206
Structured Asset Mortgage Investments Inc					ING Groep NV
3.44%, 5/25/2045 (b)	1,438		821		5.78%, 12/ 8/2035		925		739
Structured Asset Securities Corp					Metropolitan Life Global Funding I
5.50%, 6/25/2036 (b)	1,000		687		2.85%, 5/17/2010 (b)(d)		1,125		1,110
Wachovia Bank Commercial Mortgage Trust					XL Capital Ltd
0.48%, 11/15/2035 (d)	13,226		114		6.50%, 12/31/2049 (b)		300		177

0.60%, 10/15/2041 (b)(d)	15,517		165						2,908

0.43%, 3/15/2042 (b)(d)	24,624		194		Multimedia (1.24%)
5.25%, 12/15/2043	695		642		News America Inc
5.34%, 12/15/2043 (b)	1,750		1,442		6.65%, 11/15/2037		750		629
5.48%, 12/15/2043	205		121		Quebecor Media Inc
5.60%, 12/15/2043	540		217		7.75%, 3/15/2016		300		262
4.52%, 5/15/2044	650		632		Thomson Reuters Corp
5.80%, 7/15/2045	1,000		819		5.95%, 7/15/2013		275		275
					Time Warner Inc
5.82%, 5/15/2046 (b)	760		585		3.03%, 11/13/2009 (b)(h)		825		792
WAMU Commercial Mortgage Securities Trust					Viacom Inc
3.83%, 1/25/2035 (d)	252		243		3.17%, 6/16/2009 (b)		700		692
WaMu Mortgage Pass Through Certificates					5.75%, 4/30/2011		225		219
3.85%, 12/25/2027 (b)	506		444
3.80%, 6/25/2034 (b)	745		732		6.25%, 4/30/2016 (c)		1,000		901
					Vivendi
4.68%, 5/25/2035 (b)	260		238		5.75%, 4/ 4/2013 (d)		500		489
5.69%, 6/25/2037 (b)	444		361		6.63%, 4/ 4/2018 (d)		725		698

2.92%, 7/25/2044 (b)	146		140						4,957

3.52%, 1/25/2045 (b)	189		126
3.74%, 1/25/2045 (b)	489		139		Music	(0.08%)
3.44%, 4/25/2045 (b)	103		67		WMG Acquisition Corp
3.48%, 4/25/2045 (b)	103		55		7.38%, 4/15/2014		290		216
					WMG Holdings Corp
3.50%, 7/25/2045 (b)	253		168		9.50%, 12/15/2014 (a)(b)		204		112

3.46%, 11/25/2045 (b)	133		123						328

3.59%, 11/25/2045 (b)(h)	855		801
Washington Mutual Alternative Mortgage					Mutual Insurance (0.11%)
Pass-Through Certificates					Liberty Mutual Group Inc
3.46%, 2/25/2036 (b)	263		161		7.00%, 3/15/2037 (b)(d)		375		264
3.49%, 6/25/2046 (b)	1,503		458		10.75%, 6/15/2058 (b)(d)		220		159

3.39%, 1/25/2047 (b)	1,025		403						423

Wells Fargo Mortgage Backed Securities Trust					Non	-Hazardous Waste Disposal (0.13%)
3.51%, 1/25/2034 (b)	181		180
					Oakmont Asset Trust
					4.51%, 12/22/2008 (d)		315		315

				Schedule of Investments
			Bond & Mortgage Securities Account
				September 30, 2008 (unaudited)

			Principal					Principal
			Amount	Value				Amount	Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
Non-Hazardous Waste Disposal (continued)						Oil Refining & Marketing (0.29%)
	WCA Waste Corp					Premcor Refining Group Inc/The
	9.25%, 6/15/2014	$200		$188		6.75%, 2/ 1/2011	$550		$558

				503		Tesoro Corp

						6.63%, 11/ 1/2015	155		126
	Office Automation & Equipment (0.05%)
						Valero Energy Corp
	Xerox Corp					4.75%, 4/ 1/2014	385		353
	6.40%, 3/15/2016	200		186
						6.63%, 6/15/2037	140		121

	Office Furnishings - Original (0.05%)								1,158

	Steelcase Inc					Pharmacy Services (0.34%)
	6.50%, 8/15/2011	210		217		Medco Health Solutions Inc
						7.25%, 8/15/2013	325		344
Oil	- Field Services (0.06%)					7.13%, 3/15/2018	665		674
	Key Energy Services Inc					Omnicare Inc
	8.38%, 12/ 1/2014 (d)	250		240		6.13%, 6/ 1/2013	100		89

Oil Company - Exploration & Production (0.98%)						6.88%, 12/15/2015	275		245

	Canadian Natural Resources Ltd								1,352

	5.15%, 2/ 1/2013	265		247		Physician Practice Management (0.07%)
	Canadian Oil Sands Ltd					US Oncology Inc
	4.80%, 8/10/2009 (d)	600		598		9.00%, 8/15/2012	120		120
	Chesapeake Energy Corp					10.75%, 8/15/2014	160		161

	7.63%, 7/15/2013	510		487					281

	7.25%, 12/15/2018	215		198
	Citic Resources Finance Ltd					Pipelines (0.83%)
	6.75%, 5/15/2014 (d)	300		228		Atlas Pipeline Partners LP
	KCS Energy Inc					8.75%, 6/15/2018 (d)	215		202
	7.13%, 4/ 1/2012	150		132		Copano Energy LLC / Copano Energy Finance
						Corp
	Marathon Oil Canada Corp					8.13%, 3/ 1/2016	325		297
	8.38%, 5/ 1/2012	290		306
						7.75%, 6/ 1/2018 (d)	65		57
	Nexen Inc
	5.05%, 11/20/2013	40		37		El Paso Natural Gas Co
						7.50%, 11/15/2026	309		281
	6.40%, 5/15/2037	305		242
						Enbridge Energy Partners LP
	PetroHawk Energy Corp					4.00%, 1/15/2009	105		104
	9.13%, 7/15/2013	160		150
						Holly Energy Partners LP
	7.88%, 6/ 1/2015 (d)	120		104		6.25%, 3/ 1/2015	150		120
	Petroleum Development Corp					MarkWest Energy Partners LP / MarkWest
	12.00%, 2/15/2018	240		230		Energy Finance Corp
	Pioneer Natural Resources Co					8.50%, 7/15/2016	200		189
	6.65%, 3/15/2017	180		160		8.75%, 4/15/2018	145		138
	Plains Exploration & Production Co					Pacific Energy Partners LP / Pacific Energy
	7.75%, 6/15/2015	275		253		Finance Corp
	Southwestern Energy Co					6.25%, 9/15/2015	795		746
	7.50%, 2/ 1/2018 (d)	150		146		Rockies Express Pipeline LLC
	Swift Energy Co					5.10%, 8/20/2009 (b)(d)	400		400
	7.13%, 6/ 1/2017	475		404		Southern Natural Gas Co

				3,922		8.00%, 3/ 1/2032	71		66

	Oil Company - Integrated (0.11%)					Targa Resources Partners LP
						8.25%, 7/ 1/2016 (d)	165		142
	Petrobras International Finance Co
	8.38%, 12/10/2018	260		281		TEPPCO Partners LP
						7.63%, 2/15/2012	155		163
	Petronas Capital Ltd
	7.88%, 5/22/2022 (d)	125		144		TransCanada Pipelines Ltd

						6.20%, 10/15/2037	260		223
				425

				Schedule of Investments
		Bond & Mortgage Securities Account
				September 30, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)							BONDS (continued)
Pipelines (continued)							Regional Banks (2.13%)
Transportadora de Gas del Sur SA							BAC Capital Trust XIII
7.88%, 5/14/2017 (d)		$273		$194			3.22%, 3/15/2043 (b)	$700		$490

				3,322			BAC Capital Trust XIV

							5.63%, 3/15/2043 (b)	465		241
Printing - Commercial (0.07%)
							Bank of America Corp
Cadmus Communications Corp							2.89%, 8/ 2/2010 (b)	600		577
8.38%, 6/15/2014		150		112
							8.13%, 12/29/2049 (b)	320		259
Sheridan Group Inc/The
10.25%, 8/15/2011		200		178			Capital One Financial Corp

							3.10%, 9/10/2009 (b)(h)	750		700
				290

							5.70%, 9/15/2011	310		275
Private Corrections (0.06%)							Keycorp
Corrections Corp of America							6.50%, 5/14/2013	335		241
7.50%, 5/ 1/2011		250		249			NB Capital Trust II
							7.83%, 12/15/2026	700		602
Property & Casualty Insurance (0.16%)							PNC Financial Services Group Inc
Crum & Forster Holdings Corp							8.25%, 5/29/2049 (b)(c)	975		913
7.75%, 5/ 1/2017		200		174			PNC Funding Corp
Travelers Cos Inc/The							2.94%, 1/31/2012 (b)	1,000		945
6.25%, 3/15/2067 (b)		300		231			PNC Preferred Funding Trust I
WR Berkley Corp							8.70%, 2/28/2049 (b)(d)	500		445
6.25%, 2/15/2037		310		250			SunTrust Preferred Capital I

				655			5.85%, 12/31/2049 (b)	275		151

Publishing - Newspapers (0.04%)							Wachovia Corp
Block Communications Inc							5.63%, 12/15/2008	600		588
8.25%, 12/15/2015 (d)		175		157			6.38%, 2/ 1/2009	150		144
							Wells Fargo & Co
Publishing - Periodicals (0.05%)							3.03%, 8/20/2010 (b)	120		119
Dex Media Inc							Wells Fargo Bank NA
8.00%, 11/15/2013		175		80			5.75%, 5/16/2016	480		444
Idearc Inc							Wells Fargo Capital XIII
8.00%, 11/15/2016		175		48			7.70%, 12/29/2049 (b)	1,360		1,186
Nielsen Finance LLC / Nielsen Finance Co							Wells Fargo Capital XV
10.00%, 8/ 1/2014		80		76			9.75%, 12/29/2049 (b)	170		165

				204						8,485

Quarrying (0.23%)							Reinsurance (0.25%)
Compass Minerals International Inc							Endurance Specialty Holdings Ltd
12.00%, 6/ 1/2013 (a)(b)		134		142			7.00%, 7/15/2034	480		351
Vulcan Materials Co							PartnerRe Finance II
4.07%, 12/15/2010 (b)		775		768			6.44%, 12/ 1/2066 (b)	255		184

				910			Platinum Underwriters Finance Inc

							7.50%, 6/ 1/2017	500		475

Radio	(0.05%)									1,010

Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014		250		207		REITS	- Apartments (0.06%)
							UDR Inc
Real Estate Operator & Developer (0.14%)							6.50%, 6/15/2009	235		236
Duke Realty LP
5.63%, 8/15/2011		135		132		REITS	- Healthcare (0.17%)
Regency Centers LP							HCP Inc
8.45%, 9/ 1/2010		180		189			5.65%, 12/15/2013	525		462
5.88%, 6/15/2017		260		230			6.00%, 1/30/2017	115		92

				551

				Schedule of Investments
		Bond & Mortgage Securities Account
				September 30, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
REITS - Healthcare (continued)						Retail - Discount (0.11%)
Nationwide Health Properties Inc						Wal-Mart Stores Inc
	6.50%, 7/15/2011	$115		$119		6.50%, 8/15/2037	$450	$			422

				673

						Retail - Drug Store (0.22%)
REITS	- Hotels (0.16%)					CVS/Caremark Corp
Hospitality Properties Trust						3.11%, 6/ 1/2010 (b)	935				895
	6.30%, 6/15/2016	440		348
	6.70%, 1/15/2018	350		275		Retail - Restaurants (0.11%)

				623		Darden Restaurants Inc

REITS	- Mortgage (0.30%)					6.20%, 10/15/2017	315				267
iStar Financial Inc						Landry's Restaurants Inc

3.16%, 9/15/2009 (b)		425		307		9.50%, 12/15/2014	175				158

3.16%, 3/ 9/2010 (b)		850		566							425

	5.85%, 3/15/2017	670		328		Rubber - Tires (0.02%)

				1,201		Goodyear Tire & Rubber Co/The

						8.63%, 12/ 1/2011	75				74
REITS	- Office Property (0.27%)
Brandywine Operating Partnership LP						Satellite Telecommunications (0.24%)
	5.63%, 12/15/2010	375		361		Intelsat Bermuda Ltd
	5.70%, 5/ 1/2017	335		264		11.25%, 2/ 4/2017 (b)(d)(e)	335				278
Highwoods Properties Inc						Intelsat Ltd
	5.85%, 3/15/2017	245		196		6.50%, 11/ 1/2013	215				137
HRPT Properties Trust						Intelsat Subsidiary Holding Co Ltd
3.42%, 3/16/2011 (b)		288		262		8.88%, 1/15/2015 (d)	510				467

				1,083		Telesat Canada/Telesat LLC

REITS	- Regional Malls (0.34%)					11.00%, 11/ 1/2015 (d)	85				68

Simon Property Group LP											950

	4.60%, 6/15/2010	115		113		Schools (0.04%)
	5.30%, 5/30/2013	910		850		Knowledge Learning Corp Inc
	6.13%, 5/30/2018	455		403		7.75%, 2/ 1/2015 (d)	175				155

				1,366

						Seismic Data Collection (0.05%)
REITS	- Shopping Centers (0.17%)
						Cie Generale de Geophysique-Veritas
Developers Diversified Realty Corp						7.50%, 5/15/2015	200				191
	5.25%, 4/15/2011	705		668
						Sovereign (0.10%)
REITS	- Warehouse & Industrial (0.24%)
						Mexico Government International Bond
Prologis						3.49%, 1/13/2009 (b)(c)	385				385
3.06%, 8/24/2009 (b)(h)		1,000		971
						Special Purpose Entity (1.15%)
Rental - Auto & Equipment (0.44%)
						AGFC Capital Trust I
Erac USA Finance Co						6.00%, 1/15/2067 (b)(d)	160				43
3.05%, 4/30/2009 (b)(d)(h)		1,125		1,123
						BAE Systems Holdings Inc
3.06%, 8/28/2009 (b)(d)(h)		375		373		6.40%, 12/15/2011 (d)	525				543
7.00%, 10/15/2037 (d)		370		261		5.20%, 8/15/2015 (d)	575				537

				1,757		Capital One Capital IV

Retail - Automobile (0.05%)						6.75%, 2/17/2037	270				131
Penske Auto Group Inc						Hawker Beechcraft Acquisition Co LLC /
	7.75%, 12/15/2016	250		179		Hawker Beechcraft Notes Co
						8.50%, 4/ 1/2015	230				210
						ING USA Global Funding Trust
						3.09%, 10/ 9/2009 (b)	700				696

				Schedule of Investments
		Bond & Mortgage Securities Account
				September 30, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Special Purpose Entity (continued)					Telecommunication Services (continued)
	John Hancock Global Funding II					Telcordia Technologies Inc
	2.96%, 4/ 3/2009 (b)(d)	$950		$951		6.54%, 7/15/2012 (b)(d)	$400		$336
	QBE Capital Funding II LP					West Corp
	6.80%, 6/29/2049 (b)(d)(g)	365		291		9.50%, 10/15/2014	215		164

	Regency Energy Partners LP/Regency Energy								1,146

	Finance Corp
	8.38%, 12/15/2013	180		162		Telephone - Integrated (1.82%)
	SMFG Preferred Capital USD 1 Ltd					AT&T Corp
	6.08%, 1/29/2049 (b)(d)	535		382		7.30%, 11/15/2011 (b)	375		389
	Swiss Re Capital I LP					AT&T Inc
	6.85%, 5/29/2049 (b)(d)	400		340		6.30%, 1/15/2038	480		398
	Universal City Development Partners					Deutsche Telekom International Finance BV
	11.75%, 4/ 1/2010	200		193		3.39%, 3/23/2009 (b)	700		697
	Williams Cos Inc Credit Linked Certificate					5.25%, 7/22/2013	590		548
	Trust/The					Koninklijke KPN NV
	6.05%, 5/ 1/2009 (b)(d)	120		119		8.00%, 10/ 1/2010	210		220

				4,598		Level 3 Financing Inc

						9.25%, 11/ 1/2014	485		366
	Specified Purpose Acquisition (0.09%)					Qwest Capital Funding Inc
	ESI Tractebel Acquisition Corp					7.00%, 8/ 3/2009	910		894
	7.99%, 12/30/2011	347		350
						Qwest Communications International Inc
						6.30%, 2/15/2009 (b)	48		47
Steel	- Producers (0.40%)
	Evraz Group SA					7.25%, 2/15/2011	250		237
	8.88%, 4/24/2013 (d)	200		152		Sprint Nextel Corp
	9.50%, 4/24/2018 (c)(d)	325		234		6.00%, 12/ 1/2016	530		408
						Telecom Italia Capital SA
	Ispat Inland ULC					3.28%, 2/ 1/2011 (b)	200		188
	9.75%, 4/ 1/2014	800		846
	Steel Dynamics Inc					3.40%, 7/18/2011 (b)(h)	450		420
	7.38%, 11/ 1/2012	305		279		5.25%, 11/15/2013	1,400		1,242
	7.75%, 4/15/2016 (d)	100		89		Telefonica Emisiones SAU

				1,600		5.98%, 6/20/2011	290		287

						3.12%, 2/ 4/2013 (a)(b)(g)	375		351
	Steel Pipe & Tube (0.04%)					5.86%, 2/ 4/2013 (g)	300		289
	Mueller Water Products Inc					Windstream Corp
	7.38%, 6/ 1/2017	200		158		8.63%, 8/ 1/2016	280		258

									7,239

	Telecommunication Equipment (0.15%)
	Lucent Technologies Inc					Television (0.15%)
	5.50%, 11/15/2008	310		307		Univision Communications Inc
	Nortel Networks Ltd					7.85%, 7/15/2011	425		331
	7.04%, 7/15/2011 (b)	135		90		Videotron Ltee
	10.75%, 7/15/2016 (d)	335		205		6.88%, 1/15/2014	150		142

				602		9.13%, 4/15/2018 (d)	115		116

									589

	Telecommunication Services (0.29%)
	Fairpoint Communications Inc					Theaters (0.11%)
	13.13%, 4/ 1/2018 (d)	315		287		AMC Entertainment Inc
	MasTec Inc					11.00%, 2/ 1/2016	285		281
	7.63%, 2/ 1/2017	175		148		Cinemark Inc
	Maxcom Telecomunicaciones SAB de CV					0.00%, 3/15/2014 (a)(b)	180		173

	11.00%, 12/15/2014	20		19					454

	Qwest Corp					Tobacco (0.15%)
	7.88%, 9/ 1/2011	200		192
						Reynolds American Inc
						7.25%, 6/ 1/2013	415		426

				Schedule of Investments
		Bond & Mortgage Securities Account
				September 30, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)						SENIOR FLOATING RATE INTERESTS (continued)
Tobacco (continued)						Data Processing & Management (continued)
Reynolds American Inc (continued)						First Data Corporation, Term Loan B1
6.75%, 6/15/2017		$200		$187		5.96%, 12/24/2014 (b)	$397		$339

				613					678

Tools	- Hand Held (0.15%)					Electric - Integrated (0.16%)
Snap-On Inc						Texas Competitive Electric Holdings Company,
2.92%, 1/12/2010 (b)(h)		625		615		Term Loan B3
						6.28%, 10/10/2014 (b)	744		628
Transport - Rail (0.14%)
CSX Transportation Inc						Machinery - General Industry (0.06%)
6.25%, 1/15/2023		481		478		Manitowoc Company Inc, Term Loan B
Union Pacific Railroad Co 2003 Pass Through						0.00%, 4/14/2014 (b)(j)	250		239
Trust
4.70%, 1/ 2/2024		108		96		Money Center Banks (0.02%)

				574		BE Aerospace Inc, Term Loan B

						6.01%, 7/28/2014 (b)	60		59
Transport - Services (0.04%)
FedEx Corp						Property & Casualty Insurance (0.11%)
3.50%, 4/ 1/2009		145		144		Asurion Corp, Term Loan B
						8.99%, 7/ 7/2015 (b)	500		448
Water	(0.16%)
Veolia Environnement						Publishing - Periodicals (0.06%)
5.25%, 6/ 3/2013		665		654		Nielsen Finance LLC / Nielsen Finance Corp,
						Term Loan B
Wire & Cable Products (0.05%)						4.80%, 8/ 9/2013 (b)	250		220
Coleman Cable Inc
9.88%, 10/ 1/2012		200		181		Satellite Telecommunications (0.11%)
						Telesat Canada Inc, Term Loan B
Wireless Equipment (0.34%)						5.85%, 9/ 1/2014 (b)	458		411
Rogers Communications Inc						Telesat Canada Inc, Term Loan DD
6.80%, 8/15/2018		1,110		1,050		6.59%, 10/31/2014 (b)	39		35

7.50%, 8/15/2038		320		319					446

				1,369
						TOTAL SENIOR FLOATING RATE INTERESTS	$4,385

TOTAL BONDS			$304,201

						U.S. GOVERNMENT & GOVERNMENT AGENCY
SENIOR FLOATING RATE INTERESTS (1.10%)						OBLIGATIONS (52.27%)
Auto	- Car & Light Trucks (0.08%)					Federal Home Loan Mortgage Corporation
Ford Motor Co, Term Loan B						(FHLMC) (19.95%)
5.49%, 12/15/2013 (b)		499		329		4.50%, 10/ 1/2023 (k)	1,435		1,396
						5.00%, 10/ 1/2023 (k)	2,055		2,037
Auto/Truck Parts & Equipment - Replacement (0.10%)						5.50%, 10/ 1/2023 (k)	1,000		1,006
Allison Transmission Inc, Term Loan B						5.00%, 10/ 1/2038 (k)	9,855		9,599
6.10%, 8/ 7/2014 (b)		488		404		5.50%, 10/ 1/2038 (k)	25,090		24,957
						6.00%, 10/ 1/2038 (k)	15,225		15,411
Cable TV (0.11%)						6.50%, 10/ 1/2038 (k)	4,905		5,029
CSC Holdings Inc, Term Loan B						5.00%, 11/ 1/2038 (k)	1,185		1,152
4.57%, 3/30/2013 (b)		500		450		6.00%, 11/ 1/2038 (k)	2,735		2,763
Cellular Telecommunications (0.12%)						5.50%, 3/ 1/2009	32		32
Alltel Holdings Corp, Term Loan B						6.50%, 4/ 1/2016	36		38
5.00%, 5/31/2015 (b)		496		484		5.00%, 5/ 1/2018	1,948		1,954
						5.50%, 6/ 1/2024	2,183		2,189
Data Processing & Management (0.17%)						6.50%, 3/ 1/2029	36		38
First Data Corporation, Term Loan B						6.50%, 5/ 1/2029	53		55
5.98%, 9/24/2014 (b)		397		339		7.00%, 12/ 1/2029	73		77

			Schedule of Investments
		Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation					Federal National Mortgage Association (FNMA)
(FHLMC) (continued)					(continued)
7.50%, 4/ 1/2030	$36		$39		5.50%, 6/ 1/2019	$173		$175
7.00%, 6/ 1/2030	9		10		5.50%, 7/ 1/2019	178		180
7.50%, 9/ 1/2030	21		23		5.50%, 7/ 1/2019	88		89
8.00%, 9/ 1/2030	91		99		5.50%, 8/ 1/2019	40		41
7.00%, 12/ 1/2030	12		13		5.50%, 8/ 1/2019	234		238
7.00%, 1/ 1/2031	20		21		5.50%, 10/ 1/2019	500		507
7.00%, 1/ 1/2031	6		6		5.50%, 10/ 1/2019	305		309
7.00%, 2/ 1/2031	13		14		4.50%, 1/ 1/2020	395		388
6.00%, 3/ 1/2031	101		103		5.50%, 12/ 1/2022	421		423
7.50%, 3/ 1/2031	92		100		4.50%, 5/ 1/2023	2,829		2,760
6.00%, 4/ 1/2031	11		11		6.00%, 5/ 1/2031	39		40
6.50%, 4/ 1/2031	28		29		6.50%, 8/ 1/2031	81		83
7.00%, 6/ 1/2031	14		15		7.00%, 2/ 1/2032	66		70
7.00%, 12/ 1/2031	155		163		6.50%, 3/ 1/2032	51		53
6.50%, 2/ 1/2032	60		62		5.50%, 7/ 1/2033	3,174		3,175
6.50%, 5/ 1/2032	188		194		4.25%, 6/ 1/2034 (b)	204		205
6.50%, 5/ 1/2032	49		50		3.94%, 7/ 1/2034 (b)	9		9
6.00%, 6/ 1/2032	308		314		4.31%, 7/ 1/2034 (b)	103		104
6.00%, 10/ 1/2032	238		243		4.29%, 12/ 1/2034 (b)	276		277
5.50%, 3/ 1/2033	1,516		1,513		4.58%, 3/ 1/2035 (b)	320		322
6.50%, 4/ 1/2035	103		106		5.00%, 7/ 1/2035	291		283
5.00%, 7/ 1/2035	313		305		5.00%, 7/ 1/2035	489		478
5.00%, 10/ 1/2035	624		609		5.07%, 8/ 1/2035 (b)	714		717
6.00%, 8/ 1/2036	313		317		5.70%, 2/ 1/2036 (b)	251		253
5.00%, 6/ 1/2037	671		654		5.12%, 3/ 1/2036 (b)	881		892
5.50%, 4/ 1/2038	554		552		6.50%, 4/ 1/2036	180		185
5.50%, 5/ 1/2038	1,185		1,180		6.00%, 5/ 1/2036	227		230
6.76%, 2/ 1/2034 (b)	13		13		5.78%, 6/ 1/2036 (b)	100		102
4.65%, 8/ 1/2035 (b)	337		334		6.50%, 8/ 1/2036	298		306
4.98%, 9/ 1/2035 (b)	814		818		6.50%, 8/ 1/2036	597		613
6.53%, 7/ 1/2036 (b)	798		814		5.49%, 1/ 1/2037 (b)	2,372		2,426
6.53%, 10/ 1/2036 (b)	338		348		6.50%, 1/ 1/2037	538		552
6.51%, 1/ 1/2037 (b)	588		609		5.50%, 2/ 1/2037	126		125
5.64%, 2/ 1/2037 (b)	894		911		5.47%, 3/ 1/2037 (b)	545		554
5.96%, 2/ 1/2037 (b)	1,155		1,181		5.73%, 5/ 1/2037 (b)	825		837

			79,506		6.19%, 5/ 1/2037 (b)	841		860

Federal National Mortgage Association (FNMA) (16.90%)					6.50%, 7/ 1/2037	330		339
5.00%, 10/ 1/2023 (k)	1,495		1,484		6.50%, 7/ 1/2037	431		442
6.00%, 10/ 1/2023 (k)	2,000		2,037		6.50%, 1/ 1/2038	208		214
5.00%, 10/ 1/2038 (k)	10,075		9,817		6.00%, 2/ 1/2038	1,185		1,201
5.50%, 10/ 1/2038 (k)	11,510		11,478		6.50%, 2/ 1/2038	288		296
6.00%, 10/ 1/2038 (k)	15,645		15,845		6.50%, 3/ 1/2038	253		260
6.50%, 10/ 1/2038 (k)	1,830		1,876		6.50%, 5/ 1/2038	144		148

5.50%, 11/ 1/2038 (k)	3,035		3,021					67,369

6.00%, 5/ 1/2009	2		2		Government National Mortgage Association
6.00%, 7/ 1/2009	19		19		(GNMA) (3.11%)
6.00%, 7/ 1/2009	8		8		5.50%, 10/ 1/2038 (k)	3,305		3,308
6.50%, 12/ 1/2010	20		21		6.00%, 10/ 1/2038 (k)	2,135		2,166

			Schedule of Investments
	Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)					Money Center Banks (0.55%)
Government National Mortgage Association					Deutsche Bank Repurchase Agreement;
(GNMA) (continued)					2.00% dated 09/30/08 maturing 10/01/08
7.50%, 5/15/2029	$67		$72		(collateralized by U.S. Government
8.00%, 12/15/2030	21		23		Agency Issues; $178,000; 2.11% - 7.25%;
7.00%, 3/15/2031	45		48		dated 03/27/09 - 08/20/13) (h)	$175		$175
6.50%, 12/15/2032	1,453		1,495		Investment in Joint Trading Account; Bank
6.00%, 12/15/2033	156		158		of America Repurchase Agreement; 1.50%
					dated 09/30/2008 maturing 10/01/2008
5.00%, 2/15/2034	2,140		2,105		(collateralized by Sovereign Agency
6.50%, 3/20/2028	27		28		Issues; $2,086,000; 2.20% - 2.29%; dated
6.00%, 1/20/2029	171		175		04/09/09 - 04/23/09)	2,026		2,025

6.50%, 5/20/2029	22		22					2,200

6.00%, 7/20/2029	33		34		TOTAL REPURCHASE AGREEMENTS	$12,502

5.50%, 12/20/2033	1,140		1,142
					Total Investments	$555,973
5.50%, 5/20/2035	161		160
					Liabilities in Excess of Other Assets, Net - (39.52)%			(157,484)

6.00%, 12/20/2036	1,441		1,461

			12,397		TOTAL NET ASSETS - 100.00%	$398,489

U.S. Treasury (11.51%)
3.13%, 11/30/2009	8,000		8,115		(a) Non-Income Producing Security
3.50%, 2/15/2010 (c)	7,650		7,821		(b) Variable Rate
5.00%, 2/15/2011 (c)	3,200		3,422		(c)	Security or a portion of the security was on loan at the end of the period.
4.50%, 4/30/2012 (c)	2,975		3,171		(d)	Security exempt from registration under Rule 144A of the Securities Act
4.38%, 8/15/2012 (c)	2,750		2,929		of 1933. These securities may be resold in transactions exempt from
					registration, normally to qualified institutional buyers. Unless otherwise
4.25%, 8/15/2013 (c)	5,350		5,679		indicated, these securities are not considered illiquid. At the end of the
4.25%, 11/15/2014 (c)	2,550		2,714		period, the value of these securities totaled $33,926 or 8.51% of net
8.13%, 8/15/2019 (c)	1,600		2,147		assets.
6.00%, 2/15/2026 (c)	6,575		7,802		(e)	Market value is determined in accordance with procedures established in
					good faith by the Board of Directors. At the end of the period, the value
4.50%, 2/15/2036 (c)	2,000		2,053		of these securities totaled $1,848 or 0.46% of net assets.
			45,853		(f) Security is Illiquid
U.S. Treasury Inflation-Indexed Obligations (0.80%)					(g) Security purchased on a when-issued basis.
2.00%, 1/15/2014 (c)	3,184		3,178		(h)	Security was purchased with the cash proceeds from securities loans.

					(i)	Security or a portion of the security was pledged to cover margin
TOTAL U.S. GOVERNMENT & GOVERNMENT					requirements for futures contracts. At the end of the period, the value of
AGENCY OBLIGATIONS	$208,303				these securities totaled $193 or 0.05% of net assets.

SHORT TERM INVESTMENTS (4.56%)					(j)	This Senior Floating Rate Note will settle after October 31, 2008, at
Commercial Paper (4.56%)					which time the interest rate will be determined.
Investment in Joint Trading Account; HSBC					(k)	Security was purchased in a "to-be-announced" ("TBA") transaction.
Funding					See Notes to Financial Statements.
2.75%, 10/ 1/2008	$9,089		$9,089
Investment in Joint Trading Account;					Unrealized Appreciation (Depreciation)
Prudential Funding					The net federal income tax unrealized appreciation (depreciation) and federal tax cost
2.75%, 10/ 1/2008	9,089		9,089		of investments held by the account as of the period end were as follows:

			18,178		Unrealized Appreciation	$2,819

TOTAL SHORT TERM INVESTMENTS	$18,178				Unrealized Depreciation			(69,225)

REPURCHASE AGREEMENTS (3.14%)					Net Unrealized Appreciation (Depreciation)			(66,406)
Finance - Investment Banker & Broker (2.59%)					Cost for federal income tax purposes			622,379
					All dollar amounts are shown in thousands (000's)
Morgan Stanley Repurchase Agreement;
1.25% dated 09/30/08 maturing 10/01/08
(collateralized by U.S. Government
Agency Issues; $10,417,000; 2.90% -
3.50%; dated 03/24/09 - 07/16/10) (h)	$10,302		$10,302

				Schedule of Investments
			Bond & Mortgage Securities Account
			September 30, 2008 (unaudited)

Credit Default Swap Agreements

				Unrealized
		Notional		Appreciation/
Description		Amount		(Depreciation)

Sell protection for CDX NA IG 10 Index
and receive quarterly 1.55% from Deutsche
Bank AG. Expires June 2013.		$5,904		$(25)

Sell protection for CDX NA IG 10 Index
and receive quarterly 1.55% from Merrill
Lynch Capital Services, Inc	Expires June
2013 .			6,000	(62)

All dollar amounts are shown in thousands (000's)

	Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
US 10 Year Note;
December 2008	46	$5,301	$5,273	$(28)

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector				Percent

Mortgage Securities				63.88%
Financial				26.28%
Government				12.45%
Asset Backed Securities				12.37%
Communications				7.62%
Consumer, Non-cyclical				4.67%
Utilities				2.92%
Energy				2.32%
Consumer, Cyclical				2.31%
Industrial				2.06%
Basic Materials				1.45%
Technology				0.95%
Diversified				0.24%
Liabilities in Excess of Other Assets, Net				(39.52%)

TOTAL NET ASSETS				100.00%

Other Assets Summary (unaudited)

Asset Type				Percent

Futures				1.32%
Credit Default Swaps				0.02%

		Schedule of Investments
	Diversified International Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.08%)				COMMON STOCKS (continued)
Advertising Sales (0.05%)				Auto/Truck Parts & Equipment - Original (0.15%)
Teleperformance	6,950	$194		Hyundai Mobis	4,900	$380
				Landi Renzo SpA	14,514	80
Advertising Services (0.06%)				Musashi Seimitsu Industry Co Ltd	5,200	92

Aegis Group PLC	53,025	89				552

Taylor Nelson Sofres PLC	31,472	138

		227		Auto/Truck Parts & Equipment - Replacement (0.06%)

				Weichai Power Co Ltd	57,000	218
Aerospace & Defense (0.61%)
BAE Systems PLC	284,256	2,094		Beverages - Wine & Spirits (0.06%)
VT Group PLC	18,333	172		Central European Distribution Corp (a)(b)	4,750	216

		2,266

				Bicycle Manufacturing (0.23%)
Aerospace & Defense Equipment (0.36%)				Shimano Inc	24,700	850
Cobham PLC	388,478	1,321
				Brewery (0.48%)
Agricultural Chemicals (1.98%)				Asahi Breweries Ltd	75,700	1,327
Agruim Inc (a)	24,300	1,358		Cia de Bebidas das Americas ADR	2,269	124
Incitec Pivot Ltd	286,296	1,147		Fomento Economico Mexicano SAB de CV	60,048	229
Potash Corp of Saskatchewan (a)	16,200	2,100		Hite Brewery Co Ltd (a)	471	86

Syngenta AG	8,027	1,693				1,766

Yara International ASA	28,680	1,021

		7,319		Building - Heavy Construction (0.39%)

				ACS Actividades de Construccion y
Agricultural Operations (0.03%)				Servicios SA (b)	32,564	1,318
Hokuto Corp	5,200	117		Trevi Finanziaria SpA	7,507	125

						1,443

Airlines (0.05%)
Tam SA ADR (a)(b)	10,224	193		Building - Maintenance & Service (0.33%)
				Aeon Delight Co Ltd	4,800	112
Apparel Manufacturers (0.02%)				Babcock International Group	124,118	1,113

Benetton Group SpA	8,517	79				1,225

Appliances (0.03%)				Building & Construction - Miscellaneous (0.55%)
SEB SA	2,816	125		Aveng Ltd	12,497	96
				GS Engineering & Construction Corp	2,345	189
Applications Software (0.23%)				Koninklijke Boskalis Westminster NV	27,849	1,320
Check Point Software Technologies Ltd (a)	13,517	307		Murray & Roberts Holdings Ltd	21,949	258
Infosys Technologies Ltd ADR	12,203	407		Orascom Construction Industries	3,221	187

NSD CO LTD	5,400	44				2,050

Satyam Computer Services Ltd ADR	6,167	100		Building & Construction Products -

		858		Miscellaneous (0.03%)

				Bauer AG	2,393	122
Audio & Video Products (0.57%)
Matsushita Electric Industrial Co Ltd	122,000	2,103		Building Products - Cement & Aggregate (0.06%)
				Adelaide Brighton Ltd	53,141	132
Auto - Car & Light Trucks (1.65%)				Cemex SAB de CV (a)	58,209	101

Daihatsu Motor Co Ltd	74,000	810
						233

Denway Motors Ltd	412,000	130
Honda Motor Co Ltd	91,800	2,785		Cable TV (0.03%)
Mazda Motor Corp	200,000	814		SKY Perfect JSAT Holdings Inc	263	101
Toyota Motor Corp (b)	36,133	1,545

		6,084		Cellular Telecommunications (1.72%)

				Advanced Info Service PCL (a)(c)	66,900	161
				America Movil SAB de CV ADR	23,096	1,071

		Schedule of Investments
	Diversified International Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Cellular Telecommunications (continued)				Commercial Banks (continued)
China Mobile Ltd	81,785	$819		Hang Seng Bank Ltd (b)	150,400	$2,843
Hutchison Telecommunications International				HSBC Holdings PLC	448,908	7,260
Ltd (a)	643,586	719		Industrial and Commercial Bank of China
Mobile Telesystems OJSC ADR	6,393	358		Asia Ltd (b)	81,000	147
MTN Group Ltd	30,075	425		Industrial and Commercial Bank of China Ltd	859,000	519
NTT DoCoMo Inc	1,430	2,289		(b)
SK Telecom Co Ltd ADR	16,542	311		Intesa Sanpaolo SpA	556,149	3,059
Vimpel-Communications ADR	9,520	193		Komercni Banka AS	1,628	358

		6,346		Kookmin Bank	9,977	446

				Mitsubishi UFJ Financial Group Inc	155,000	1,352
Chemicals - Diversified (1.41%)				National Bank of Greece SA	57,189	2,318
Bayer AG	43,120	3,165		Nordea Bank AB	211,800	2,529
Israel Chemicals Ltd	30,122	433		Oversea-Chinese Banking Corp	353,000	1,782
K+S AG	19,912	1,418		Powszechna Kasa Oszczednosci Bank Polski
Nufarm Ltd	6,972	85		SA	18,708	343
Tessenderlo Chemie NV	2,160	108		Royal Bank of Canada (a)	71,200	3,379

		5,209		Sberank RF GDR (a)(c)	1,166	316

Chemicals - Other (0.02%)				Seven Bank Ltd (b)	312	832
Tokai Carbon Co Ltd	8,000	59		Siam Commercial Bank Public (a)(c)	94,100	193
				Standard Chartered PLC	89,784	2,203
Chemicals - Specialty (0.27%)				Sumitomo Mitsui Financial Group Inc	373	2,339
Lintec Corp	4,110	67		Suruga Bank Ltd	103,000	1,199
SGL Carbon AG (a)	23,678	941		Sydbank A/S	20,900	627

		1,008		Torinto Dominion Bank (a)	52,100	3,137

Coal (0.16%)				Turkiye Is Bankasi	82,841	344
Banpu Public Co Ltd (a)(c)	20,300	182		Turkiye Vakiflar Bankasi Tao	158,116	259
Exxaro Resources Ltd	13,979	146		Unibanco - Uniao de Bancos Brasileiros SA	2,777	280
Felix Resources Ltd	5,913	81		(a)
MacArthur Coal Ltd	4,878	41		UniCredito Italiano SpA	193,392	723
Straits Asia Resources Ltd (b)	42,000	44		United Overseas Bank Ltd	170,000	2,032

Tambang Batubara Bukit Asam Tbk PT	90,500	89				60,264

		583		Commercial Services (0.27%)

Commercial Banks (16.32%)				Aggreko PLC	79,489	782
Alpha Bank AE	82,191	1,789		Daiseki Co Ltd	7,500	200

Banco do Brasil SA	18,291	215				982

Banco Santander SA	224,848	3,371		Computer Data Security (0.29%)
Bangkok Bank Public Co (a)(c)	72,800	223		Gemalto NV (a)	29,260	1,056
Bank Leumi Le-Israel BM	38,788	135
Bank of China Ltd (b)	1,002,000	388		Computer Services (0.02%)
Bank of Kyoto Ltd/The	155,000	1,582		Alten Ltd (a)	2,509	73
Bank of Novia Scotia (a)(b)	58,400	2,634
Bank Rakyat Indonesia	446,000	252		Computers (0.16%)
				Acer Inc	216,195	368
Barclays PLC	339,396	2,018
				Quanta Computer Inc	192,000	241

BNP Paribas	34,219	3,266
						609

BOC Hong Kong Holdings Ltd	787,000	1,407
Canadian Western Bank (b)	9,400	176		Computers - Integrated Systems (0.02%)
China Construction Bank Corp (b)	890,000	594		Ingenico	3,378	85
Commercial Bank of Qatar (a)(c)	37,429	206
DnB NOR ASA	153,300	1,189

		Schedule of Investments
	Diversified International Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Computers - Peripheral Equipment (0.02%)				E-Commerce - Services (0.38%)
Ferrotec Corp	3,900	$64		Rakuten Inc	2,496	$1,408

Consulting Services (0.04%)				Electric - Generation (0.10%)
Bureau Veritas SA	2,591	133		CEZ	5,904	361

Containers - Paper & Plastic (0.03%)				Electric - Integrated (3.55%)
Rengo Co Ltd (b)	15,000	102		Atco Ltd (b)	4,400	160
				Cia Paranaense de Energia	18,100	250
Cosmetics & Toiletries (0.03%)				E.ON AG	83,543	4,243
Oriflame Cosmetics SA	2,150	100		Enel SpA	334,994	2,796
				Fortum Oyj	53,641	1,800
Distribution & Wholesale (0.02%)
				RWE AG	21,345	2,049
Matsuda Sangyo Co Ltd (b)	5,500	91
				Scottish & Southern Energy PLC	64,291	1,638
Diversified Financial Services (0.28%)				Unified Energy System OAO (a)(c)(d)	1,600	160

First Financial Holding Co Ltd	996	-				13,096

Fubon Financial Holding Co Ltd	388,000	281		Electric - Transmission (0.30%)
Hitachi Capital Corp	7,785	95		Terna Rete Elettrica Nazionale SpA	300,032	1,103
International Personal Finance	38,087	171
Shinhan Financial Group Co Ltd	7,790	279		Electric Products - Miscellaneous (0.47%)
Woori Finance Holdings Co Ltd	19,058	196		LG Electronics Inc	3,968	367

		1,022		Mitsubishi Electric Corp	176,000	1,188

				Vossloh AG	1,816	188

Diversified Manufacturing Operations (0.24%)
						1,743

Cookson Group PLC	91,608	771
Ten Cate NV	3,404	113		Electronic Components - Miscellaneous (0.13%)

		884		Chemring Group PLC	4,296	159

				Hon Hai Precision Industry Co Ltd	50,454	181
Diversified Minerals (1.74%)
				Hosiden Corp (b)	4,100	59
African Rainbow Minerals Ltd	5,431	104
				Laird PLC	19,166	85

Anglo American PLC	55,021	1,862
						484

BHP Billiton Ltd	51,801	1,340
BHP Billiton PLC	38,930	882		Electronic Components - Semiconductors (0.32%)
Pan Australian Resources Ltd (a)	136,631	60		MediaTek Inc	38,000	394
Straits Resources Ltd	19,840	39		Samsung Electronics Co Ltd	1,686	773

Tek Cominco Limited (a)	33,400	948				1,167

Xstrata PLC	38,486	1,201		E-Marketing & Information (0.03%)

		6,436		CyberAgent Inc (b)	130	123

Diversified Operations (1.78%)
GEA Group AG	51,196	1,012		Energy (0.04%)
Groupe Bruxelles Lambert SA	18,110	1,563		Centennial Coal Company Ltd (b)	44,650	132
GS Holdings Corp	4,120	106		Energy - Alternate Sources (0.44%)
Hutchison Whampoa Ltd	193,000	1,482		Sechilienne SA	1,081	62
Imtech NV	3,259	67		Vestas Wind Systems A/S (a)	18,100	1,580

Mitie Group	58,589	217				1,642

Noble Group Ltd	853,200	812
Shanghai Industrial Holdings Ltd	78,000	178		Engineering - Research & Development Services (0.72%)
Wharf Holdings Ltd	393,875	1,125		ABB Ltd (a)	125,186	2,426

		6,562		Larsen & Toubro Ltd (c)	2,549	133

				WSP Group PLC	15,540	92

						2,651

		Schedule of Investments
	Diversified International Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Enterprise Software & Services (1.11%)				Food - Retail (continued)
Autonomy Corp PLC (a)	70,852	$1,314		Jeronimo Martins SGPS SA	158,606	$1,353
Aveva Group PLC	5,399	112		WM Morrison Supermarkets PLC	281,747	1,311
Axon Group PLC	11,637	142		X 5 Retail Group NV (a)(c)	4,910	106

Hitachi Software Engineering Co Ltd	6,300	112				5,783

Open Text Corp (a)	2,300	76		Forestry (0.23%)
SAP AG	41,135	2,189		Sino-Forest Corp (a)	66,700	840
Temenos Group AG (a)(b)	7,933	151

		4,096		Gambling (Non-Hotel) (0.03%)

Entertainment Software (0.28%)				Paddy Power PLC	6,088	106
UBISOFT Entertainment (a)	14,874	1,035
				Gas - Distribution (0.79%)
Feminine Health Care Products (0.04%)				GDF Suez	51,571	2,683
Hengan International Group Co Ltd (b)	51,000	145		Korea Gas Corp	4,153	239

						2,922

Finance - Investment Banker & Broker (0.39%)				Gold Mining (0.72%)
Mediobanca SpA	81,240	1,103		Barrick Gold Corp. (a)	69,900	2,559
Tong Yang Securities Inc	21,747	159		Red Back Mining Inc (a)	17,865	108

Tullett Prebon PLC	27,447	135				2,667

Van der Moolen Holding NV (a)	12,299	57

		1,454		Import & Export (1.78%)

				ITOCHU Corp	235,000	1,416
Finance - Mortgage Loan/Banker (0.07%)				Marubeni Corp	196,000	888
Housing Development Finance Corp	5,336	248		Mitsubishi Corp	129,300	2,697
				Mitsui & Co Ltd	128,000	1,589

Finance - Other Services (0.42%)
Grupo Financiero Banorte SAB de CV	64,800	207				6,590

IG Group Holdings PLC	205,026	1,165		Industrial Audio & Video Products (0.03%)
Intermediate Capital Group PLC	4,265	93		EVS Broadcast Equipment SA	1,598	114
Japan Securities Finance Co Ltd	15,600	101

		1,566		Industrial Automation & Robots (0.01%)

				Manz Automation AG (a)	251	42
Food - Catering (0.57%)
Compass Group PLC	339,797	2,107		Industrial Gases (0.50%)
				Air Water Inc	12,000	121
Food - Meat Products (0.03%)				Linde AG	16,074	1,721

Yonekyu Corp	9,500	96				1,842

Food - Miscellaneous/Diversified (2.93%)				Instruments - Controls (0.02%)
Fuji Oil Co Ltd	10,100	115		Rotork PLC	5,263	88
Maruha Nichiro Holdings Inc (b)	44,000	73
Nestle SA	168,509	7,282		Internet Application Software (0.10%)
Nisshin Oillio Group Ltd/The	19,000	102		Tencent Holdings Ltd (b)	52,600	384
Nutreco Holding NV	3,262	154		Internet Content - Information & News (0.04%)
Unicharm Petcare Corp	3,800	114		Kakaku.com Inc	46	145
Unilever PLC	109,396	2,971

		10,811		Investment Companies (0.46%)

Food - Retail (1.57%)				Investor AB	84,400	1,580
Casino Guichard Perrachon SA	17,726	1,582		Pargesa Holding SA	1,325	114

Cia Brasileira de Distribuicao Grupo Pao de						1,694

Acucar ADR (b)	5,225	183		Leisure & Recreation Products (0.05%)
Colruyt SA (b)	4,973	1,248		Beneteau SA	3,632	53

		Schedule of Investments
	Diversified International Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Leisure & Recreation Products (continued)				Medical - Nursing Homes (0.04%)
Fields Corp	71	$133		Orpea (a)	3,046	$129

		186

				Medical Instruments (0.03%)
Life & Health Insurance (1.48%)				Sysmex Corp	2,099	93
China Life Insurance Co Ltd	42,000	157
Power Corp Of Canada	58,700	1,721		Medical Products (0.45%)
Prudential PLC	209,067	1,910		Hogy Medical Co Ltd	2,400	110
Sanlam Ltd	122,144	263		Sonova Holding AG	20,695	1,349
T&D Holdings Inc	26,700	1,410		SSL International PLC	22,970	185

		5,461				1,644

Machinery - Construction & Mining (0.02%)				Metal - Copper (0.09%)
Danieli & Co SpA	3,996	88		Antofagasta PLC	28,887	210
				Quadra Mining Ltd (a)	9,800	112

Machinery - Electrical (0.04%)						322

Konecranes Oyj	6,265	150
				Metal - Diversified (0.86%)
Machinery - General Industry (0.80%)				Nippon Denko Co Ltd	9,000	57
Alstom SA	21,362	1,622		Rio Tinto Ltd	14,383	969
Bucher Industries AG	1,006	135		Rio Tinto PLC	33,957	2,132

MAN AG	16,095	1,095				3,158

STX Engine Co Ltd	4,760	96		Metal - Iron (0.06%)

		2,948		Ferrexpo PLC	16,576	47

Machinery Tools & Related Products (0.06%)				Labrador Iron Ore Royalty Income Fund	2,500	106
Gildemeister AG	7,376	126		Mount Gibson Iron Ltd (a)	42,286	56

Meyer Burger Technology AG (a)	412	91				209

		217		Metal Processors & Fabrication (0.07%)

Medical - Biomedical/Gene (0.41%)				Advanced Metallurgical Group NV (a)(b)	1,690	69
CSL Ltd/Australia	47,747	1,446		Jiangxi Copper Co Ltd (b)	196,000	196

Intercell AG (a)	2,213	73				265

		1,519		Mining Services (0.02%)

Medical - Drugs (6.28%)				Major Drilling Group International	2,500	70
Actelion Ltd (a)	20,811	1,072
AstraZeneca PLC	76,066	3,330		Miscellaneous Manufacturers (0.04%)
Cipla Ltd/India	44,880	221		Faiveley SA	978	59
GlaxoSmithKline PLC	52,618	1,140		RHI AG (a)	2,108	76

Grifols SA	52,461	1,341				135

Hisamitsu Pharmaceutical Co Inc	33,100	1,449		Mortgage Banks (0.05%)
Mitsubishi Tanabe Pharma Corp	107,000	1,487		Home Capital Group Inc	5,700	169
Nichi-iko Pharmaceutical Co Ltd	3,700	90
Novartis AG	96,283	5,069		Multi-Line Insurance (2.04%)
Novo Nordisk A/S	42,650	2,211		AXA SA	43,209	1,414
Roche Holding AG	29,596	4,633		Baloise Holding AG	17,669	1,206
Shire Ltd	73,521	1,163		Ping An Insurance Group Co of China Ltd (b)	48,500	284

		23,206		Sampo Oyj	92,188	2,098

				Zurich Financial Services AG	9,082	2,515

Medical - Generic Drugs (0.22%)						7,517

Teva Pharmaceutical Industries Ltd ADR	17,652	808
				Multimedia (0.79%)
				Vivendi	93,656	2,936

		Schedule of Investments
	Diversified International Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Non-Ferrous Metals (0.04%)				Oil Refining & Marketing (0.22%)
Grupo Mexico SAB de CV	44,777	$47		Reliance Industries Ltd (e)	6,088	$507
Korea Zinc Co Ltd	1,284	104		Tupras-Turkiye Petrol Rafinerileri AS	16,242	296

		151				803

Oil - Field Services (0.87%)				Pastoral&Agricultural (0.01%)
Eurasia Drilling Co Ltd (a)(c)	4,778	75		Great Wall Enterprise Co	54,000	50
Fugro NV	17,714	1,046
John Wood Group PLC	128,973	786		Petrochemicals (0.02%)
Petrofac Ltd	124,974	1,306		PTT Chemical PLC (a)(c)	32,200	56

		3,213

				Platinum (0.06%)
Oil & Gas Drilling (0.23%)				Impala Platinum Holdings Ltd	11,691	239
Precision Drilling Trust (a)	51,100	840
				Power Converter & Supply Equipment (0.03%)
Oil Company - Exploration & Production (2.56%)				Canadian Solar Inc (a)(b)	3,317	65
Afren PLC (a)	67,039	80		Chloride Group PLC	13,128	45

ARC Energy Trust	43,300	940				110

Birchcliff Energy Ltd (a)	8,000	69
				Printing - Commercial (0.04%)
Canadian Oil Sands Trust (b)	33,800	1,231
				Nissha Printing Co Ltd	2,700	130
CNOOC Ltd	516,000	580
Crescent Point Energy Trust (a)	5,915	173		Property & Casualty Insurance (2.14%)
Dana Petroleum PLC (a)	6,224	133		Beazley Group PLC	100,187	215
EnCana Corp (a)	40,158	2,564		Dongbu Insurance Co Ltd	6,760	156
INPEX Corp	192	1,632		Fairfax Financial Holdings Ltd (a)(b)	4,200	1,346
JKX Oil & Gas PLC	14,497	72		Millea Holdings Inc	64,700	2,376
NAL Oil & Gas Trust	7,700	91		Mitsui Sumitomo Insurance Group Holdings
NovaTek OAO (c)	3,021	138		Inc	56,900	1,938
Oao Gazprom (a)(c)(e)	3,832	300		RSA Insurance Group PLC	704,370	1,886

Oao Gazprom (a)	38,944	1,219				7,917

TriStar Oil and Gas Ltd (a)	11,300	165		Publishing - Books (0.41%)
Vermilion Energy Trust	2,497	80		Reed Elsevier NV	102,431	1,520

		9,467

Oil Company - Integrated (6.51%)				Real Estate Management & Services (0.09%)
BG Group PLC	222,913	4,043		Deutsche Euroshop AG	6,767	220
BP PLC	374,665	3,122		Fabege AB	4,741	27
China Petroleum & Chemical Corp	140,000	110		PSP Swiss Property AG (a)	1,655	96

ENI SpA (b)	119,586	3,170				343

LUKOIL ADR	13,855	828		Real Estate Operator & Developer (1.43%)
PetroChina Co Ltd	335,199	348		Brookfield Asset Management Inc (a)	79,804	2,151
Petroleo Brasileiro SA ADR	39,335	1,729		Cheung Kong Holdings Ltd	120,000	1,359
Rosneft Oil Co (b)(c)	20,141	139		Cyrela Brazil Realty SA	17,800	180
Royal Dutch Shell PLC - A shares	48,210	1,393		Hysan Development Co Ltd	41,000	107
Royal Dutch Shell PLC - B shares	54,479	1,531		Mitsui Fudosan Co Ltd	77,000	1,488

Sasol Ltd	16,155	690				5,285

StatoilHydro ASA	73,900	1,756		Recycling (0.01%)
Total SA (b)	85,494	5,194		Asahi Pretec Corp	2,200	43

		24,053

Oil Field Machinery & Equipment (0.02%)				REITS - Diversified (0.58%)
Wellstream Holdings PLC	4,976	92		Eurocommercial Properties NV	5,025	219
				Suntec Real Estate Investment Trust	130,238	106

		Schedule of Investments
	Diversified International Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Diversified (continued)				Schools (0.27%)
Unibail-Rodamco	9,028	$1,827		Benesse Corp	24,400	$997

		2,152

				Security Services (0.38%)
REITS - Shopping Centers (0.06%)				G4S PLC	355,879	1,287
Vastned Retail NV	3,343	235		Prosegur Cia de Seguridad SA	3,580	124

Retail - Apparel & Shoe (0.77%)						1,411

Fast Retailing Co Ltd	12,864	1,312		Semiconductor Component - Integrated Circuits (0.20%)
Hennes & Mauritz AB	37,750	1,545		Richtek Technology Corp	23,000	124

		2,857		Taiwan Semiconductor Manufacturing Co Ltd	357,205	599

Retail - Automobile (0.07%)						723

PT Astra International Tbk	136,000	243		Soap & Cleaning Products (0.44%)
				Reckitt Benckiser Group PLC	33,248	1,614
Retail - Bookstore (0.03%)
WH Smith PLC	17,014	116		Steel - Producers (1.06%)
				ArcelorMittal	35,952	1,820
Retail - Building Products (0.04%)				BE Group AB	7,600	43
Kohnan Shoji Co Ltd	10,300	154		Dongkuk Steel Mill Co Ltd	5,960	184

Retail - Computer Equipment (0.32%)				Evraz Group SA (c)	5,412	208
Game Group PLC	315,163	1,163		OneSteel Ltd	224,446	830
				POSCO ADR (b)	6,757	631
Retail - Consumer Electronics (0.03%)				Shougang Concord International Enterprises
JB Hi-Fi Ltd (b)	12,997	129		Co Ltd	672,000	97
				Tata Steel Ltd (a)	12,023	111

Retail - Convenience Store (1.02%)						3,924

FamilyMart Co Ltd	52,100	2,205		Steel - Specialty (0.69%)
Lawson Inc	33,600	1,549		Citic Pacific Ltd	350,400	1,024

		3,754		Hitachi Metals Ltd	128,000	1,530

Retail - Drug Store (0.57%)						2,554

Shoppers Drug Mart Corp	43,600	2,104		Telecommunication Equipment (0.44%)
				Vodafone Group PLC	740,066	1,634
Retail - Major Department Store (0.04%)
David Jones Ltd (b)	45,002	158		Telecommunication Services (0.76%)
				Bharti Airtel Ltd (a)	11,857	201
Retail - Music Store (0.04%)
				Cable & Wireless PLC	433,694	1,286
HMV Group PLC	63,183	145
				Chunghwa Telecom Co Ltd	321,000	755
Rubber - Tires (0.21%)				Digi.Com BHD	30,100	197
Nokian Renkaat OYJ	32,927	792		Telekomunikacja Polska SA	30,028	287
				Telenet Group Holding NV (a)	4,462	92

Rubber & Plastic Products (0.08%)						2,818

Ansell Ltd	19,095	196		Telephone - Integrated (3.87%)
Kureha Corp	19,000	104		Bezeq Israeli Telecommunication Corp Ltd	82,567	146

		300		China Netcom Group Corp Hong Kong Ltd	79,500	176

Rubber & Vinyl (0.03%)				France Telecom SA	84,011	2,357
TSRC Corp	115,000	124		Koninklijke (Royal) KPN NV	167,737	2,422
				Magyar Telekom Telecommunications PLC	9,993	47
Satellite Telecommunications (0.23%)				Nippon Telegraph & Telephone Corp	508	2,267
Eutelsat Communications	31,607	841		Tele Norte Leste Participacoes SA ADR (b)	14,867	260
				Telefonica SA	169,863	4,039

		Schedule of Investments
	Diversified International Account
		September 30, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)					COMMON STOCKS (continued)
Telephone - Integrated (continued)					Web Portals (continued)
Telefonos de Mexico SAB de CV ADR	21,377	$550			So-net Entertainment Corp	53		$136

Telstra Corp Ltd	600,051	2,013						629

		14,277			Wire & Cable Products (0.03%)

Textile - Apparel (0.00%)					Leoni AG	4,063		124

Far Eastern Textile Co Ltd	5,360	4			TOTAL COMMON STOCKS	$358,604

Tobacco (2.07%)					PREFERRED STOCKS (0.75%)
British American Tobacco PLC	84,249	2,753			Commercial Banks (0.17%)
Imperial Tobacco Group PLC	72,223	2,320			Banco Itau Holding Financeira SA	37,667		624
Japan Tobacco Inc	617	2,326			Diversified Minerals (0.33%)
KT&G Corp	3,162	236			Cia Vale do Rio Doce	73,156		1,242

		7,635

Tools - Hand Held (0.03%)					Electric - Distribution (0.05%)
Hitachi Koki Co Ltd	10,666	109			Eletropaulo Metropolitana Eletricidade de
					Sao Paulo SA	13,331		183
Toys (1.02%)
Nintendo Co Ltd	8,900	3,775		Food	- Meat Products (0.03%)
					Sadia SA	33,804		103
Transport - Marine (0.40%)
China COSCO Holdings Co Ltd	122,000	111			Investment Companies (0.00%)
Euronav NV	2,480	69			Lereko Mobility Pty Ltd	1,113		4
Inui Steamship Co Ltd	12,200	123		Steel	- Producers (0.17%)
Jinhui Shipping & Transportation Ltd	20,044	77			Gerdau SA	16,300		180
Mitsui OSK Lines Ltd	108,000	938			Usinas Siderurgicas de Minas Gerais SA	20,472		434

Pacific Basin Shipping Ltd	187,249	156						614

		1,474

					TOTAL PREFERRED STOCKS	$2,770

Transport - Rail (0.28%)
MTR Corp	354,500	1,047				Principal
						Amount		Value

Transport - Services (0.44%)						(000	's)	(000	's)

Koninklijke Vopak NV	2,680	126			SHORT TERM INVESTMENTS (0.80%)
Viterra Inc (a)	158,431	1,514			Commercial Paper (0.80%)

		1,640			Investment in Joint Trading Account; HSBC

					Funding
Transport - Truck (0.05%)					2.75%, 10/ 1/2008	$1,466		$1,466
Hitachi Transport System Ltd	15,900	200			Investment in Joint Trading Account;
					Prudential Funding
Travel Services (0.03%)					2.75%, 10/ 1/2008	1,467		1,467

Flight Centre Ltd	7,706	119						2,933

Water (0.06%)					TOTAL SHORT TERM INVESTMENTS	$2,933

Northumbrian Water Group PLC	40,040	205

Water Treatment Systems (0.23%)
Kurita Water Industries Ltd	37,000	867

Web Portals (0.17%)
Iliad SA (b)	708	59
LG Dacom Corp	12,730	226
NHN Corp (a)	1,619	208

			Schedule of Investments
	Diversified International Account
			September 30, 2008 (unaudited)

					Portfolio Summary (unaudited)

	Principal
					Country	Percent

	Amount		Value
	(000	's)	(000	's)	United Kingdom	18.11%

					Japan	16.88%
REPURCHASE AGREEMENTS (5.68%)					Canada	8.91%
Money Center Banks (5.68%)					Switzerland	7.87%
Deutsche Bank Repurchase Agreement;					France	7.25%
2.00% dated 09/30/08 maturing 10/01/08					United States	6.53%
(collateralized by U.S. Government					Germany	5.05%
Agency Issues; $21,312,000; 2.11% -					Hong Kong	3.91%
7.25%; dated 03/27/09 - 08/20/13) (f)	$20,979		$20,978		Italy	3.34%

					Netherlands	2.78%
TOTAL REPURCHASE AGREEMENTS	$20,978				Spain	2.76%

Total Investments	$385,285				Australia	2.43%
					Brazil	1.67%
Liabilities in Excess of Other Assets, Net - (4.31)%			(15,906)		Sweden	1.55%

TOTAL NET ASSETS - 100.00%	$369,379				Korea, Republic Of	1.45%

					Finland	1.31%
					Denmark	1.20%
					Greece	1.11%
(a) Non-Income Producing Security					Norway	1.07%
(b)	Security or a portion of the security was on loan at the end of the period.				Singapore	1.07%
(c)	Market value is determined in accordance with procedures established in				Russian Federation	1.04%
good faith by the Board of Directors. At the end of the period, the value					China	0.91%
of these securities totaled $2,596 or 0.70% of net assets.					Belgium	0.87%
(d) Security is Illiquid					Taiwan, Province Of China	0.85%
(e)	Security exempt from registration under Rule 144A of the Securities Act				South Africa	0.60%
of 1933. These securities may be resold in transactions exempt from					Mexico	0.60%
					Luxembourg	0.58%
registration, normally to qualified institutional buyers. Unless otherwise					India	0.52%
indicated, these securities are not considered illiquid. At the end of the					Israel	0.50%
period, the value of these securities totaled $807 or 0.22% of net assets.					Portugal	0.37%
(f)	Security was purchased with the cash proceeds from securities loans.				Turkey	0.24%
					Thailand	0.22%
Unrealized Appreciation (Depreciation)					Czech Republic	0.19%
The net federal income tax unrealized appreciation (depreciation) and federal tax cost					Poland	0.17%
of investments held by the account as of the period end were as follows:					Indonesia	0.16%
					Qatar	0.06%
					Malaysia	0.05%
Unrealized Appreciation	$13,029				Egypt	0.05%
Unrealized Depreciation			(79,398)		Austria	0.04%

Net Unrealized Appreciation (Depreciation)			(66,369)		Ireland	0.03%
Cost for federal income tax purposes			451,654		Hungary	0.01%
All dollar amounts are shown in thousands (000's)					Liabilities in Excess of Other Assets, Net	(4.31%)

					TOTAL NET ASSETS	100.00%

		Schedule of Investments
		Equity Income Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.36%)				COMMON STOCKS (continued)
Aerospace & Defense (2.76%)				Diversified Manufacturing Operations
Boeing Co	117,300	$6,727		(continued)
General Dynamics Corp	72,000	5,301		Honeywell International Inc	67,400	$2,801

		12,028		Parker Hannifin Corp	63,200	3,350

				Tyco International Ltd	69,000	2,416

Agricultural Operations (0.73%)						13,338

Archer-Daniels-Midland Co	145,200	3,181
				Electric - Integrated (5.02%)
Apparel Manufacturers (0.66%)				FPL Group Inc	130,100	6,544
VF Corp	36,900	2,853		PG&E Corp	119,900	4,491
				Progress Energy Inc	159,800	6,892
Applications Software (1.62%)				Xcel Energy Inc	197,000	3,938

Microsoft Corp	264,200	7,052				21,865

Auto - Car & Light Trucks (0.75%)				Electric Products - Miscellaneous (1.05%)
Daimler AG (a)	64,622	3,263		Emerson Electric Co	111,890	4,564

Auto - Medium & Heavy Duty Trucks (0.50%)				Electronic Components - Semiconductors (2.60%)
Paccar Inc	57,600	2,200		Intel Corp	484,200	9,069
				Microchip Technology Inc (a)	76,200	2,243

Auto/Truck Parts & Equipment - Original (0.41%)						11,312

Johnson Controls Inc	59,400	1,802		Electronics - Military (1.13%)
				L-3 Communications Holdings Inc	50,100	4,926
Beverages - Non-Alcoholic (1.11%)
Coca-Cola Co/The	91,000	4,812		Fiduciary Banks (2.47%)
				Bank of New York Mellon Corp/The	241,675	7,874
Beverages - Wine & Spirits (0.51%)
Diageo PLC ADR	32,300	2,224		State Street Corp	50,500	2,872

						10,746

Brewery (0.32%)				Finance - Investment Banker & Broker (2.59%)
Molson Coors Brewing Co	29,800	1,393		JP Morgan Chase & Co	241,100	11,259

Chemicals - Diversified (1.66%)				Food - Miscellaneous/Diversified (2.14%)
Bayer AG ADR	36,500	2,675		Cadbury PLC ADR	74,800	3,062
EI Du Pont de Nemours & Co	113,100	4,558		Kraft Foods Inc	190,376	6,235

		7,233				9,297

Commercial Banks (2.95%)				Food - Retail (0.67%)
Barclays PLC ADR (a)	160,287	3,959		Safeway Inc	123,200	2,922
BB&T Corp (a)	171,685	6,490
Lloyds TSB Group PLC ADR (a)	88,396	1,479		Forestry (1.79%)
Regions Financial Corp (a)	94,900	911		Plum Creek Timber Co Inc	23,700	1,182

		12,839		Weyerhaeuser Co	109,500	6,633

						7,815

Commercial Services - Finance (0.63%)
Automatic Data Processing Inc	63,900	2,732		Gas - Distribution (1.32%)
				Sempra Energy	113,900	5,749
Computers (2.13%)
Hewlett-Packard Co	201,000	9,294		Industrial Gases (0.39%)
				Air Products & Chemicals Inc	24,600	1,685
Distribution & Wholesale (0.92%)
Genuine Parts Co	99,494	4,001		Investment Companies (0.46%)
				American Capital Ltd	77,959	1,989
Diversified Manufacturing Operations (3.06%)
General Electric Co	187,100	4,771

		Schedule of Investments
		Equity Income Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Investment Management & Advisory Services (2.29%)				Pipelines (1.52%)
AllianceBernstein Holding LP	93,942	$3,477		Enterprise Products Partners LP	46,300	$1,193
Franklin Resources Inc	73,500	6,477		Kinder Morgan Energy Partners LP	66,600	3,465

		9,954		Spectra Energy Corp	82,100	1,954

Life & Health Insurance (1.31%)						6,612

Lincoln National Corp	81,100	3,472		Regional Banks (5.96%)
Unum Group	88,600	2,224		Bank of America Corp	186,102	6,514

		5,696		PNC Financial Services Group Inc	90,500	6,760

Medical - Drugs (6.62%)				US Bancorp	137,100	4,938
Abbott Laboratories	72,600	4,180		Wells Fargo & Co	205,700	7,720

AstraZeneca PLC ADR	54,500	2,391				25,932

Bristol-Myers Squibb Co	298,800	6,230		REITS - Diversified (0.32%)
Merck & Co Inc/NJ	102,900	3,248		Vornado Realty Trust	15,200	1,382
Novartis AG ADR	87,100	4,602
Wyeth	220,700	8,153		REITS - Hotels (0.31%)

		28,804		Host Hotels & Resorts Inc	102,500	1,362

Medical - Generic Drugs (1.72%)				REITS - Mortgage (0.61%)
Teva Pharmaceutical Industries Ltd ADR (a)	163,900	7,505		Annaly Capital Management Inc	197,800	2,660

Metal - Aluminum (0.45%)				REITS - Shopping Centers (0.23%)
Alcoa Inc	85,900	1,940		Kimco Realty Corp	27,700	1,023

Metal - Diversified (0.73%)				REITS - Storage (0.39%)
Freeport-McMoRan Copper & Gold Inc	55,900	3,178		Public Storage	17,300	1,713

Motorcycle/Motor Scooter (1.07%)				REITS - Warehouse & Industrial (1.09%)
Harley-Davidson Inc	124,427	4,641		AMB Property Corp	40,100	1,816
				Prologis	71,300	2,943

Multi-Line Insurance (5.07%)						4,759

ACE Ltd	165,600	8,964
Allstate Corp/The	107,744	4,969		Retail - Discount (3.21%)
Hartford Financial Services Group Inc	76,300	3,127		Wal-Mart Stores Inc	233,700	13,996
MetLife Inc	89,800	5,029

				Retail - Drug Store (0.35%)
		22,089

				CVS/Caremark Corp	45,600	1,535
Multimedia (0.66%)
Walt Disney Co/The	93,200	2,860		Retail - Regional Department Store (0.69%)
				Macy's Inc	166,323	2,991
Oil Company - Exploration & Production (2.20%)
Enerplus Resources Fund	106,600	3,964		Retail - Restaurants (1.69%)
Penn West Energy Trust (a)	180,900	4,360		McDonald's Corp	119,200	7,355
XTO Energy Inc	26,700	1,242

		9,566		Semiconductor Component - Integrated Circuits (1.21%)

				Taiwan Semiconductor Manufacturing Co
Oil Company - Integrated (1.80%)				Ltd ADR	562,021	5,266
Chevron Corp	49,684	4,098
Marathon Oil Corp	93,700	3,736		Steel - Producers (0.72%)

		7,834		United States Steel Corp	40,200	3,120

Oil Refining & Marketing (0.53%)				Telecommunication Equipment (0.72%)
Valero Energy Corp	76,300	2,312		Vodafone Group PLC ADR	141,900	3,136

				Schedule of Investments
				Equity Income Account
				September 30, 2008 (unaudited)

							Principal
		Shares		Value			Amount		Value
		Held		(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)						REPURCHASE AGREEMENTS (5.90%)
Telephone - Integrated (5.49%)						Money Center Banks (5.90%)
AT&T Inc		352,800		$9,850		Deutsche Bank Repurchase Agreement;
Telstra Corp Ltd ADR		65,400		1,073		2.00% dated 09/30/08 maturing 10/01/08
						(collateralized by U.S. Government
Verizon Communications Inc		350,300		11,241		Agency Issues; $18,402,000; 2.11% -
Windstream Corp		159,807		1,748		7.25%; dated 03/27/09 - 08/20/13) (c)	$18,114		$18,113

				23,912		Investment in Joint Trading Account; Bank

						of America Repurchase Agreement; 1.50%
Television (0.99%)						dated 09/30/2008 maturing 10/01/2008
CBS Corp		294,475		4,293		(collateralized by Sovereign Agency
						Issues; $3,884,000; 2.20% - 2.29%; dated
Tobacco (0.90%)						04/09/09 - 04/23/09)	3,771		3,770
Lorillard Inc		55,000		3,913		Investment in Joint Trading Account;
						Deutsche Bank Repurchase Agreement;
Toys	(1.70%)					1.75% dated 09/30/2008 maturing
Mattel Inc		410,830		7,411		10/01/2008 (collateralized by Sovereign
						Agency Issues; $3,884,000; 2.05% -
						5.30%; dated 05/24/09 - 05/12/20)	3,771		3,771

Transport - Rail (2.46%)
									25,654
Norfolk Southern Corp		41,100		2,721

Union Pacific Corp		112,400		7,999		TOTAL REPURCHASE AGREEMENTS	$25,654

				10,720		Total Investments	$453,251

TOTAL COMMON STOCKS			$423,844			Liabilities in Excess of Other Assets, Net - (4.12)%			(17,924)

		Principal				TOTAL NET ASSETS - 100.00%	$435,327

		Amount		Value
		(000	's)	(000	's)

						(a)			Security or a portion of the security was on loan at the end of the period.
BONDS	(0.85%)					(b) Variable Rate
Electric - Integrated (0.02%)						(c)			Security was purchased with the cash proceeds from securities loans.
Texas-New Mexico Power Co

6.25%, 1/15/2009		$100		100		Unrealized Appreciation (Depreciation)
						The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Medical - HMO (0.11%)						of investments held by the account as of the period end were as follows:
Aetna Inc
7.88%, 3/ 1/2011		450		478		Unrealized Appreciation	$35,278
						Unrealized Depreciation			(49,410)

Regional Banks (0.49%)
Bank of America Corp						Net Unrealized Appreciation (Depreciation)			(14,132)
8.00%, 12/29/2049 (b)		2,715		2,150		Cost for federal income tax purposes			467,383
						All dollar amounts are shown in thousands (000's)
Telecommunication Services (0.23%)
Telus Corp						Portfolio Summary (unaudited)

8.00%, 6/ 1/2011		925		979		Sector			Percent

TOTAL BONDS			$3,707			Financial			32.44%

						Consumer, Non-cyclical			15.45%
U.S. GOVERNMENT & GOVERNMENT AGENCY						Consumer, Cyclical			11.95%
OBLIGATIONS (0.01%)						Industrial			10.47%
Federal Home Loan Mortgage Corporation						Communications			8.08%
(FHLMC) (0.01%)						Technology			7.56%
6.50%, 9/ 1/2030		33		35		Utilities			6.37%
7.00%, 9/ 1/2030		10		11		Energy			6.05%

				46		Basic Materials			5.74%
						Mortgage Securities			0.01%

TOTAL U.S. GOVERNMENT & GOVERNMENT						Liabilities in Excess of Other Assets, Net			(4.12%)

AGENCY OBLIGATIONS			$46			TOTAL NET ASSETS			100.00%

				Schedule of Investments
			Government & High Quality Bond Account
				September 30, 2008 (unaudited)

			Principal					Principal
			Amount	Value				Amount	Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS	(47.78%)					BONDS (continued)
Asset Backed Securities (4.07%)						Home Equity - Other (continued)
Chase Funding Mortgage Loan Asset-Backed						American Home Mortgage Investment Trust
Certificates						3.40%, 11/25/2030 (a)	$1,529		$659
3.50%, 9/25/2033 (a)		$195		$155		Asset Backed Securities Corp Home Equity
3.44%, 12/25/2033 (a)(b)		271		233		3.31%, 7/25/2036 (a)(b)	2,900		2,865
Countrywide Asset-Backed Certificates						First NLC Trust
3.38%, 6/25/2037 (a)		1,500		973		3.44%, 5/25/2035 (a)	853		725
Credit-Based Asset Servicing and						JP Morgan Mortgage Acquisition Corp
Securitization LLC						3.47%, 7/25/2035 (a)(b)	463		456
3.38%, 3/25/2036 (a)(b)		1,500		1,205		Morgan Stanley Home Equity Loan Trust
Fannie Mae Grantor Trust						3.38%, 2/25/2036 (a)	4,750		4,198
3.36%, 9/25/2035 (a)(b)		79		79		Soundview Home Equity Loan Trust
Long Beach Mortgage Loan Trust						3.30%, 7/25/2036 (a)	733		720

3.32%, 10/25/2036 (a)(b)		4,000		2,840					9,846

Saxon Asset Securities Trust
3.37%, 3/25/2036 (a)(b)		4,000		3,579		Mortgage Backed Securities (27.82%)
Structured Asset Investment Loan Trust						Banc of America Funding Corp
3.43%, 1/25/2036 (a)(b)		1,241		1,125		3.27%, 7/20/2036 (a)(b)	1,399		1,282
Swift Master Auto Receivables Trust						3.47%, 7/20/2036 (a)(b)	1,130		318
2.59%, 6/15/2012 (a)(b)		2,250		2,001		Bear Stearns Alt-A Trust

				12,190		3.38%, 4/25/2037 (a)(b)	702		360

						Bear Stearns Mortgage Funding Trust
Automobile Sequential (0.47%)						3.42%, 7/25/2036 (a)(b)	853		544
Capital Auto Receivables Asset Trust						Chase Mortgage Finance Corp
2.52%, 10/15/2009 (a)		698		697		5.01%, 7/25/2037 (a)(b)	1,434		1,337
WFS Financial Owner Trust						Commercial Mortgage Pass Through Certificates
3.93%, 2/17/2012 (b)		727		727		0.08%, 12/10/2046 (a)(e)	20,388		211

				1,424		Credit Suisse Mortgage Capital Certificates

Credit Card Asset Backed Securities (1.19%)						5.47%, 9/15/2039	3,250		2,857
Discover Card Master Trust						6.00%, 9/15/2039 (a)	2,000		1,560
5.65%, 3/16/2020		1,583		1,372		0.11%, 12/15/2039	13,230		190
Discover Card Master Trust I						5.38%, 2/15/2040 (a)	2,225		1,864
2.51%, 5/15/2011 (a)		2,200		2,197		6.43%, 2/15/2041 (a)(e)	1,075		854

				3,569		CS First Boston Mortgage Securities Corp

Finance - Mortgage Loan/Banker (10.94%)						0.55%, 11/15/2036 (a)(e)	10,397		371
Fannie Mae						Fannie Mae
3.38%, 5/19/2011 (c)		4,900		4,910		3.51%, 10/25/2018 (a)(b)	645		635
5.25%, 8/ 1/2012 (c)(d)		8,950		9,053		5.00%, 8/25/2026	1,649		1,660
5.00%, 5/11/2017		6,450		6,598		3.41%, 4/25/2034 (a)	4,181		4,179
6.63%, 11/15/2030 (c)		550		664		0.30%, 3/25/2036	21,289		219
Federal Home Loan Banks						6.50%, 2/25/2047	2,000		2,086
2.63%, 5/20/2011 (c)		1,200		1,173		Fannie Mae Grantor Trust
4.88%, 11/27/2013		3,200		3,275		3.56%, 5/25/2035 (a)(b)	1,344		1,357
Freddie Mac						Fannie Mae Whole Loan
5.75%, 6/27/2016		1,900		1,884		3.36%, 5/25/2035 (a)	1,493		1,483
SLM Student Loan Trust						Federal Home Loan Banks
2.89%, 10/25/2016 (a)		2,711		2,702		5.46%, 11/27/2015	2,034		2,072
3.01%, 9/17/2018 (a)		2,563		2,496		Freddie Mac

						4.50%, 7/15/2017	4,800		4,785
				32,755

						2.79%, 6/15/2018 (a)(b)	2,655		2,615
Home Equity - Other (3.29%)						2.89%, 7/15/2023 (a)	3,999		3,904
ACE Securities Corp						2.69%, 4/15/2030 (a)	3,554		3,480
3.42%, 9/25/2035 (a)(b)		224		223		5.50%, 9/15/2031 (a)	1,075		1,081

			Schedule of Investments
	Government & High Quality Bond Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
GE Capital Commercial Mortgage Corp					Wachovia Bank Commercial Mortgage Trust
5.61%, 4/10/2017 (a)	$2,800		$2,156		(continued)
G-Force LLC					5.82%, 5/15/2046 (a)	$2,175		$1,675
3.51%, 12/25/2039 (a)(e)	2,300		1,626		Washington Mutual Alternative Mortgage
Ginnie Mae					Pass-Through Certificates
1.57%, 10/16/2012 (a)	65,719		1,706		3.49%, 6/25/2046 (a)	3,039		926

3.89%, 7/16/2026	1,234		1,222					83,316

5.08%, 1/16/2030 (a)	1,151		1,160		TOTAL BONDS	$143,100

4.26%, 2/16/2032	1,788		1,775
					U.S. GOVERNMENT & GOVERNMENT AGENCY
1.23%, 6/17/2045 (a)	25,625		1,068		OBLIGATIONS (73.38%)
0.75%, 11/16/2045	2,840		116		Federal Home Loan Mortgage Corporation
1.12%, 5/16/2046 (a)	8,406		410		(FHLMC) (26.71%)
1.06%, 10/16/2046	12,270		702		4.50%, 10/ 1/2023 (g)	825		803
Greenwich Capital Commercial Funding Corp					5.00%, 10/ 1/2023 (g)	2,830		2,805
5.91%, 7/10/2038	2,500		2,272		5.00%, 10/ 1/2038 (g)	10,225		9,960
0.51%, 3/10/2039 (a)(e)	44,014		751		5.50%, 10/ 1/2038 (g)	8,010		7,967
GS Mortgage Securities Corp II					6.00%, 10/ 1/2038 (g)	2,470		2,500
0.88%, 11/10/2039 (e)	23,824		751		6.50%, 10/ 1/2038 (g)	20		21
Impac CMB Trust					6.00%, 11/ 1/2038 (g)	5,790		5,850
3.52%, 4/25/2035 (a)	740		329		6.00%, 1/ 1/2009	7		7
JP Morgan Chase Commercial Mortgage					6.00%, 7/ 1/2009	23		23
Securities Corp					6.50%, 6/ 1/2017	395		410
0.48%, 9/12/2037 (a)	59,875		649
6.01%, 6/15/2049 (a)	1,825		1,424		6.00%, 7/ 1/2017	213		217
JP Morgan Mortgage Trust					5.50%, 4/ 1/2018	597		607
4.95%, 11/25/2035 (a)	2,250		1,949		6.50%, 6/ 1/2018	24		25
5.30%, 4/25/2036 (a)	417		413		6.50%, 8/ 1/2021	33		34
5.82%, 6/25/2036 (a)	1,346		936		7.00%, 9/ 1/2023	54		57
5.95%, 8/25/2036 (a)	1,825		1,362		6.00%, 12/ 1/2023	56		57
6.00%, 8/25/2036 (a)	1,825		1,611		7.00%, 12/ 1/2023	27		28
5.56%, 10/25/2036 (a)	3,700		2,738		7.00%, 1/ 1/2024	26		27
5.80%, 1/25/2037 (a)	2,552		2,312		5.50%, 2/ 1/2024	72		72
LB-UBS Commercial Mortgage Trust					5.50%, 3/ 1/2024	49		50
0.00%, 11/15/2038 (a)(e)(f)	17,369		611		6.50%, 4/ 1/2024	40		41
0.00%, 11/15/2038 (a)(e)(f)	10,394		152		6.00%, 8/ 1/2025	50		51
0.00%, 2/15/2040 (a)(f)	7,428		184		5.00%, 10/ 1/2025	2,940		2,897
0.00%, 2/15/2040 (a)(e)(f)	5,925		56		6.00%, 1/ 1/2026	22		22
0.00%, 7/15/2040 (a)(f)	74,048		1,573		6.50%, 4/ 1/2026	31		33
Merrill Lynch Mortgage Trust					6.50%, 5/ 1/2026	32		33
0.73%, 5/12/2043	34,329		663		6.50%, 5/ 1/2026	34		35
Merrill Lynch/Countrywide Commercial					7.00%, 9/ 1/2027	33		35
Mortgage Trust					6.50%, 12/ 1/2027	34		35
0.73%, 8/12/2048 (a)	26,801		811
					6.50%, 1/ 1/2028	25		26
0.12%, 12/12/2049 (a)(e)	39,725		489
					7.00%, 2/ 1/2028	10		11
Morgan Stanley Capital I
0.53%, 8/13/2042	124,202		1,815		6.50%, 3/ 1/2028	29		30
0.07%, 12/15/2043 (a)(e)	21,308		240		7.00%, 4/ 1/2028	146		154
Residential Accredit Loans Inc					7.00%, 5/ 1/2028	22		24
3.36%, 2/25/2037 (a)(b)	1,778		905		7.00%, 8/ 1/2028	37		39
3.40%, 7/25/2037 (a)(b)	1,921		1,317		6.50%, 9/ 1/2028	28		29
Wachovia Bank Commercial Mortgage Trust					6.50%, 9/ 1/2028	43		44
0.81%, 5/15/2044 (a)(e)	69,325		1,157		6.50%, 10/ 1/2028	167		173

			Schedule of Investments
		Government & High Quality Bond Account
			September 30, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation					Federal Home Loan Mortgage Corporation
(FHLMC) (continued)					(FHLMC) (continued)
6.50%, 11/ 1/2028	$41		$43		6.60%, 5/ 1/2037	$124		$125
6.50%, 12/ 1/2028	88		91		5.69%, 6/ 1/2037 (a)	1,856		1,884
7.50%, 10/ 1/2030	75		81		5.69%, 6/ 1/2037 (a)	2,967		3,010

8.00%, 10/ 1/2030	94		102					80,006

7.50%, 2/ 1/2031	72		78		Federal National Mortgage Association (FNMA) (30.47%)
7.50%, 2/ 1/2031	22		24		5.50%, 10/ 1/2038 (g)	10,900		10,869
6.50%, 7/ 1/2031	146		151		6.50%, 10/ 1/2038 (g)	2,650		2,717
6.50%, 8/ 1/2031	42		44		5.50%, 11/ 1/2038 (g)	1,885		1,876
6.50%, 10/ 1/2031	50		52		6.00%, 2/ 1/2009	5		5
7.00%, 10/ 1/2031	73		76		6.50%, 6/ 1/2016	154		160
6.00%, 12/ 1/2031	232		236		6.00%, 8/ 1/2016	265		271
6.50%, 12/ 1/2031	188		194		5.50%, 8/ 1/2017	531		541
6.50%, 2/ 1/2032	180		186		6.50%, 8/ 1/2017	271		282
6.50%, 5/ 1/2032	388		401		5.00%, 1/ 1/2018	1,692		1,700
6.50%, 8/ 1/2032	315		325		5.50%, 1/ 1/2018	968		986
6.50%, 8/ 1/2032	1,228		1,269		5.50%, 7/ 1/2019	347		352
5.00%, 12/ 1/2032	1,367		1,337		5.50%, 8/ 1/2019	98		100
5.50%, 3/ 1/2033	2,464		2,458		5.50%, 8/ 1/2019	151		153
5.00%, 6/ 1/2033	4,266		4,169		5.50%, 8/ 1/2019	75		76
5.00%, 5/ 1/2034	1,136		1,109		5.50%, 8/ 1/2019	70		71
6.00%, 9/ 1/2034	823		836		5.50%, 8/ 1/2019	345		350
5.00%, 12/ 1/2034	415		406		5.50%, 8/ 1/2019	172		174
6.00%, 2/ 1/2035	582		591		5.50%, 9/ 1/2019	459		465
6.50%, 4/ 1/2035	81		83		5.50%, 10/ 1/2019	161		163
5.00%, 5/ 1/2035	745		726		4.50%, 12/ 1/2019	489		480
5.00%, 7/ 1/2035	380		371		4.50%, 1/ 1/2020	1,630		1,601
5.00%, 7/ 1/2035	435		425		7.50%, 4/ 1/2022	8		9
5.00%, 10/ 1/2035	771		752		7.50%, 4/ 1/2022	1		1
6.00%, 8/ 1/2036	2,688		2,723		6.00%, 6/ 1/2022	264		270
6.00%, 10/ 1/2036 (a)	1,036		1,049		6.00%, 11/ 1/2023	6		6
6.00%, 3/ 1/2037	834		846		6.50%, 11/ 1/2023	104		108
6.00%, 4/ 1/2037	3,361		3,405		5.50%, 5/ 1/2024	223		227
5.50%, 7/ 1/2037	394		392		6.50%, 5/ 1/2024	72		75
6.50%, 12/ 1/2037	500		513		6.50%, 7/ 1/2025	19		19
6.00%, 1/ 1/2038 (a)	359		364		6.50%, 8/ 1/2025	95		98
6.00%, 1/ 1/2038	3,221		3,264		6.50%, 2/ 1/2026	26		27
6.00%, 3/ 1/2038	472		478		6.00%, 3/ 1/2026	10		11
5.50%, 4/ 1/2038	505		502		6.50%, 3/ 1/2026	15		15
6.00%, 4/ 1/2038	820		831		6.50%, 5/ 1/2026	32		33
5.50%, 5/ 1/2038	1,067		1,062		6.50%, 6/ 1/2026	14		15
6.00%, 6/ 1/2038	1,962		1,988		7.00%, 1/ 1/2027	12		13
5.31%, 9/ 1/2032 (a)	78		80		7.50%, 7/ 1/2027	9		10
7.25%, 9/ 1/2033 (a)	85		86		7.00%, 11/ 1/2027	15		16
6.76%, 2/ 1/2034 (a)	299		306		6.50%, 7/ 1/2028	23		24
4.65%, 8/ 1/2035 (a)	1,189		1,178		6.50%, 9/ 1/2028	25		26
6.53%, 7/ 1/2036 (a)	1,840		1,878		6.00%, 11/ 1/2028	158		162
6.53%, 10/ 1/2036 (a)	781		804		7.00%, 10/ 1/2029	144		151
6.51%, 1/ 1/2037 (a)	1,342		1,390		7.00%, 6/ 1/2030	12		13

			Schedule of Investments
		Government & High Quality Bond Account
			September 30, 2008 (unaudited)

		Principal					Principal
		Amount	Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)					Government National Mortgage Association
(continued)					(GNMA) (4.52%)
8.00%, 6/ 1/2030	$11		$12		5.50%, 10/ 1/2038 (g)	$3,430		$3,433
7.00%, 5/ 1/2031	134		140		6.00%, 10/ 1/2038 (g)	2,740		2,780
7.50%, 5/ 1/2031	149		160		7.00%, 1/15/2024	17		18
6.50%, 9/ 1/2031	315		326		7.00%, 12/15/2027	35		36
6.00%, 12/ 1/2031	182		186		7.00%, 3/15/2028	259		273
6.35%, 12/ 1/2032 (a)	189		192		7.00%, 5/15/2028	90		95
6.00%, 1/ 1/2033	666		678		7.00%, 5/15/2031	51		54
5.50%, 9/ 1/2033	7,565		7,566		7.00%, 9/15/2031	184		194
5.09%, 12/ 1/2033 (a)	1,051		1,062		7.00%, 6/15/2032	484		509
3.94%, 7/ 1/2034 (a)	217		218		5.00%, 9/15/2033	54		53
4.90%, 9/ 1/2034 (a)	2,544		2,585		5.50%, 11/15/2033	310		311
4.71%, 2/ 1/2035 (a)	2,290		2,308		5.00%, 2/15/2034	2,776		2,731
4.73%, 4/ 1/2035 (a)	2,140		2,144		6.00%, 5/20/2024	100		103
5.00%, 4/ 1/2035	674		658		6.00%, 6/20/2024	219		224
4.31%, 5/ 1/2035 (a)(b)	840		845		6.00%, 6/20/2024	38		38
5.00%, 7/ 1/2035	111		109		6.00%, 11/20/2025	43		44
5.00%, 7/ 1/2035	2,134		2,083		6.50%, 12/20/2025	33		34
5.00%, 8/ 1/2035	493		481		6.50%, 1/20/2026	58		60
5.60%, 11/ 1/2035 (a)	3,614		3,671		6.00%, 2/20/2026	27		28
6.50%, 4/ 1/2036	139		142		6.50%, 2/20/2026	57		58
6.50%, 8/ 1/2036	665		682		6.00%, 4/20/2026	40		41
6.00%, 9/ 1/2036	1,620		1,643		6.00%, 5/20/2026	20		21
6.50%, 12/ 1/2036	1,087		1,115		6.00%, 6/20/2026	34		35
5.50%, 2/ 1/2037	2,197		2,193		6.00%, 6/20/2026	22		22
5.50%, 2/ 1/2037	117		116		6.00%, 7/20/2026	20		21
5.73%, 5/ 1/2037 (a)	5,826		5,911		6.00%, 9/20/2026	44		45
6.19%, 5/ 1/2037 (a)	2,009		2,054		6.00%, 3/20/2027	146		149
5.00%, 6/ 1/2037	8,105		7,905		6.00%, 1/20/2028	35		35
5.50%, 6/ 1/2037	1,263		1,260		6.00%, 3/20/2028	20		21
6.50%, 7/ 1/2037	256		262		6.00%, 6/20/2028	107		109
6.50%, 7/ 1/2037	332		340		6.00%, 7/20/2028	75		76
6.50%, 8/ 1/2037	462		474		6.00%, 3/20/2029	130		133
6.50%, 10/ 1/2037	581		596		6.00%, 7/20/2029	147		150
6.50%, 1/ 1/2038	164		168		5.50%, 5/20/2035	1,607		1,605

5.50%, 2/ 1/2038	1,905		1,901					13,539

6.00%, 2/ 1/2038	1,802		1,827		U.S. Treasury (5.41%)
6.00%, 2/ 1/2038 (a)	1,950		1,978		4.13%, 8/15/2010 (c)	11,000		11,450
6.50%, 2/ 1/2038	225		231		4.13%, 5/15/2015 (c)	4,500		4,748

5.50%, 3/ 1/2038	1,123		1,121					16,198

6.00%, 3/ 1/2038	532		539
6.00%, 3/ 1/2038	793		803		U.S. Treasury Inflation-Indexed Obligations (3.32%)
6.50%, 3/ 1/2038	195		200		3.00%, 7/15/2012 (c)	9,542		9,932
6.00%, 4/ 1/2038	973		986		U.S. Treasury Strip (2.95%)
5.50%, 5/ 1/2038	1,971		1,967		0.00%, 11/15/2015 (c)(f)	1,750		1,346
6.50%, 5/ 1/2038	115		118		0.00%, 5/15/2020 (f)	10,500		6,237
6.00%, 7/ 1/2038	2,064		2,093
5.50%, 9/ 1/2038	2,500		2,495

			91,265

			Schedule of Investments
	Government & High Quality Bond Account
			September 30, 2008 (unaudited)

					Unrealized Appreciation (Depreciation)
	Principal				The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount		Value		of investments held by the account as of the period end were as follows:
	(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					Unrealized Appreciation				$3,064
OBLIGATIONS (continued)					Unrealized Depreciation				(20,743)

U.S. Treasury Strip (continued)					Net Unrealized Appreciation (Depreciation)				(17,679)
0.00%, 11/15/2021 (f)	$2,300		$1,262		Cost for federal income tax purposes				411,360

			8,845		All dollar amounts are shown in thousands (000's)

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$219,785

REPURCHASE AGREEMENTS (10.28%)						Interest Rate Swap Agreements

Finance - Investment Banker & Broker (5.41%)									Unrealized
Morgan Stanley Repurchase Agreement;							Notional		Appreciation/
1.25% dated 09/30/08 maturing 10/01/08					Description		Amount		(Depreciation)
(collateralized by U.S. Government

Agency Issues; $16,375,000; 2.90% -					Receive quarterly a floating rate based on
3.50%; dated 03/24/09 - 07/16/10) (b)	$16,195		$16,194		3-month LIBOR and pay semi-annually a
					fixed rate of 4.68% to UBS AG. Expires
Money Center Banks (4.87%)					July 2018.			$4,000	$(62)

Investment in Joint Trading Account; Bank					Receive semi-annually a fixed rate of
of America Repurchase Agreement; 1.50%					5.61% and pay quarterly a floating rate
dated 09/30/2008 maturing 10/01/2008					based on 3-month LIBOR to Deutsche
(collateralized by Sovereign Agency					Bank AG. Expires June 2037.			$1,900	275
Issues; $7,520,000; 2.20% - 2.29%; dated
04/09/09 - 04/23/09)	7,301		7,301		All dollar amounts are shown in thousands (000's)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
1.75% dated 09/30/2008 maturing
10/01/2008 (collateralized by Sovereign						Futures Contracts
Agency Issues; $7,520,000; 2.05% -
5.30%; dated 05/24/09 - 05/12/20)	7,302		7,301					Current	Unrealized

			14,602			Number of	Original	Market	Appreciation/

					Type	Contracts	Value	Value	(Depreciation)

TOTAL REPURCHASE AGREEMENTS	$30,796

					Sell:
Total Investments	$393,681				US 10 Year Note;
Liabilities in Excess of Other Assets, Net - (31.44)%			(94,173)		December 2008	70	$8,159	$8,024	$135
TOTAL NET ASSETS - 100.00%	$299,508

					All dollar amounts are shown in thousands (000's)

(a) Variable Rate						Portfolio Summary (unaudited)
(b)	Security was purchased with the cash proceeds from securities loans.				Sector				Percent
(c)	Security or a portion of the security was on loan at the end of the period.				Mortgage Securities				89.55%
(d)	Security or a portion of the security was pledged to cover margin				Government				20.88%
requirements for futures contracts. At the end of the period, the value of					Asset Backed Securities				10.73%
these securities totaled $405 or 0.14% of net assets.					Financial				10.28%
(e)	Security exempt from registration under Rule 144A of the Securities Act				Liabilities in Excess of Other Assets, Net				(31.44%)
of 1933. These securities may be resold in transactions exempt from					TOTAL NET ASSETS				100.00%
registration, normally to qualified institutional buyers. Unless otherwise
indicated, these securities are not considered illiquid. At the end of the					Other Assets Summary (unaudited)
period, the value of these securities totaled $7,269 or 2.43% of net					Asset Type				Percent
assets.					Futures				2.68%
(f) Non-Income Producing Security					Interest Rate Swaps				0.11%
(g)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.

					Schedule of Investments
					Income Account
					September 30, 2008 (unaudited)

									Principal
			Shares		Value				Amount	Value
			Held		(000	's)		(000	's)	(000	's)

PREFERRED STOCKS (0.05%)							BONDS (continued)
Finance - Investment Banker & Broker (0.00%)							Cruise Lines (continued)
Lehman Brothers Holdings Inc			33,675		$2		Royal Caribbean Cruises Ltd (continued)
							6.88%, 12/ 1/2013	$850		$710

Finance - Mortgage Loan/Banker (0.05%)										3,155

Freddie Mac 8.38%; Series Z			40,000		65

							Electric - Integrated (10.21%)
TOTAL PREFERRED STOCKS			$67				Exelon Generation Co LLC

			Principal				6.20%, 10/ 1/2017	850		747
			Amount		Value		Florida Power Corp
			(000	's)	(000	's)	6.35%, 9/15/2037	425		400

BONDS	(65.74%)						Illinois Power Co
Aerospace & Defense (0.70%)							7.50%, 6/15/2009	1,550		1,569
Boeing Co							Metropolitan Edison Co
8.75%, 8/15/2021			$850		1,002		4.95%, 3/15/2013	850		791
							Mirant Americas Generation LLC
Airlines (1.36%)							8.50%, 10/ 1/2021	1,675		1,298
Southwest Airlines Co 1994-A Pass Through							Nisource Finance Corp
Trust							5.25%, 9/15/2017	1,675		1,387
9.15%, 7/ 1/2016			1,675		1,944		Ohio Edison Co
							5.45%, 5/ 1/2015	850		770
Auto		- Medium & Heavy Duty Trucks (0.63%)					Oncor Electric Delivery Co
New Flyer Industries Ltd							7.00%, 9/ 1/2022	1,675		1,406
14.00%, 8/19/2020 (a)(b)(c)		C	908		904		Pacific Gas & Electric Co
		A					4.20%, 3/ 1/2011	1,900		1,856
		D					Pacificorp
							4.95%, 8/15/2014	1,275		1,204
Cable TV (3.41%)
							5.25%, 6/15/2035	850		677
Comcast Cable Communications Inc
7.13%, 6/15/2013			$1,275		1,287		Southwestern Electric Power Co
							5.38%, 4/15/2015	1,275		1,176
Comcast Cable Holdings LLC
7.88%, 8/ 1/2013			425		442		Texas-New Mexico Power Co
							6.25%, 1/15/2009	1,275		1,274

COX Communications Inc
7.88%, 8/15/2009			2,100		2,105					14,555

Time Warner Cable Inc							Finance - Commercial (0.29%)
6.55%, 5/ 1/2037			1,275		1,032		CIT Group Inc

					4,866		5.40%, 1/30/2016	850		411

Casino Hotels (0.16%)							Finance - Consumer Loans (0.42%)
Harrah's Operating Co Inc
6.50%, 6/ 1/2016			850		234		American General Finance Corp
							4.63%, 5/15/2009	850		604

Casino Services (0.72%)							Finance - Investment Banker & Broker (7.11%)
OED Corp/Diamond Jo LLC
8.75%, 4/15/2012			1,125		1,024		Citigroup Inc
							6.50%, 1/18/2011	2,525		2,449

Cellular Telecommunications (1.21%)							Goldman Sachs Group Inc/The
							6.88%, 1/15/2011	2,100		2,007
Vodafone Group PLC
7.75%, 2/15/2010			1,675		1,726		Jefferies Group Inc
							7.75%, 3/15/2012	1,275		1,226

Cruise Lines (2.21%)							6.25%, 1/15/2036	425		263
Carnival Corp							JP Morgan Chase & Co
7.20%, 10/ 1/2023			1,475		1,621		7.90%, 4/29/2049 (d)	1,000		842
Royal Caribbean Cruises Ltd							JPMorgan Chase & Co
8.75%, 2/ 2/2011			850		824		5.13%, 9/15/2014	850		757
							Merrill Lynch & Co Inc
							6.00%, 2/17/2009	1,675		1,626

				Schedule of Investments
				Income Account
				September 30, 2008 (unaudited)

			Principal						Principal
			Amount	Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)						BONDS (continued)
	Finance - Investment Banker & Broker						Multimedia (continued)
	(continued)						News America Inc
	Morgan Stanley						6.40%, 12/15/2035	$850		$714

	4.75%, 4/ 1/2014	$850		$451						2,015

	6.25%, 8/ 9/2026	850		520

				10,141		Non	-Hazardous Waste Disposal (2.05%)

							Allied Waste North America Inc
	Finance - Leasing Company (0.11%)						7.25%, 3/15/2015	1,675		1,604
	DVI Inc						Waste Management Inc
	0.00%, 2/ 1/2004 (a)(b)(e)	900		108			7.38%, 8/ 1/2010	1,275		1,320

	0.00%, 2/ 1/2004 (a)(b)(e)	400		48						2,924

				156

						Oil Company - Exploration & Production (1.94%)
Food	- Retail (1.44%)						OPTI Canada Inc
	Safeway Inc						7.88%, 12/15/2014	1,675		1,482
	7.50%, 9/15/2009	2,100		2,052			XTO Energy Inc
							6.25%, 4/15/2013	1,275		1,276

	Forestry (0.26%)									2,758

	Weyerhaeuser Co
	7.38%, 3/15/2032	425		373			Oil Company - Integrated (0.84%)
							Petro-Canada
	Life & Health Insurance (0.14%)						4.00%, 7/15/2013	850		758
	American General Corp						9.25%, 10/15/2021	425		440

	7.50%, 7/15/2025	425		202						1,198

	Medical - Hospitals (2.57%)					Physical Therapy & Rehabilitation Centers (0.90%)
	HCA Inc						Healthsouth Corp
	8.75%, 9/ 1/2010	331		326			10.75%, 6/15/2016	1,275		1,288

	9.25%, 11/15/2016	850		827			Pipelines (3.82%)
	7.50%, 11/ 6/2033	250		178			ANR Pipeline Co
	Tenet Healthcare Corp						9.63%, 11/ 1/2021	1,000		1,210
	6.38%, 12/ 1/2011	2,525		2,329			El Paso Natural Gas Co

				3,660			7.50%, 11/15/2026	2,100		1,908

Medical - Wholesale Drug Distribution (0.61%)							Enterprise Products Operating LP
	Cardinal Health Inc						6.38%, 2/ 1/2013	350		349
	6.75%, 2/15/2011	850		872			Express Pipeline LP
							7.39%, 12/31/2017 (c)	1,047		1,193
Metal	- Diversified (1.07%)						Southern Natural Gas Co
	Xstrata Canada Corp						8.00%, 3/ 1/2032	850		791

	6.00%, 10/15/2015	1,675		1,518						5,451

MRI	- Medical Diagnostic Imaging (0.64%)						Publishing - Books (0.95%)
							Reed Elsevier Capital Inc
	Alliance Imaging Inc						6.75%, 8/ 1/2011	1,275		1,357
	7.25%, 12/15/2012	1,000		910

Multi	-Line Insurance (0.57%)						Regional Banks (3.61%)
							Bank of America Corp
	Farmers Insurance Exchange						5.42%, 3/15/2017	800		637
	6.00%, 8/ 1/2014 (c)	850		806
							8.00%, 12/29/2049 (d)	850		673
	Multimedia (1.41%)						Bank One Corp
	Historic TW Inc						10.00%, 8/15/2010	325		340
	9.15%, 2/ 1/2023	250		259			Nationsbank Corp/Pre-Merger with
	News America Holdings Inc						BankAmerica
	8.00%, 10/17/2016	1,000		1,042			9.38%, 9/15/2009	925		929
							Wachovia Corp
							7.98%, 2/28/2049 (d)	2,000		836

				Schedule of Investments
				Income Account
				September 30, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Regional Banks (continued)						Transport - Rail (1.48%)
Wells Fargo & Co						Norfolk Southern Corp
4.63%, 4/15/2014		$1,900		$1,725		6.20%, 4/15/2009	$2,100		$2,112

				5,140

						Transport - Services (0.53%)
Reinsurance (0.27%)						Trailer Bridge Inc
Aspen Insurance Holdings Ltd						9.25%, 11/15/2011	850		748

6.00%, 8/15/2014		425		388
						TOTAL BONDS	$93,749

REITS	- Healthcare (3.55%)					CONVERTIBLE BONDS (1.91%)
HCP Inc						Containers - Paper & Plastic (0.84%)
6.00%, 3/ 1/2015		1,675		1,421		Sealed Air Corp
Health Care REIT Inc						3.00%, 6/30/2033 (c)(d)	1,275		1,194
6.20%, 6/ 1/2016		1,675		1,473
Healthcare Realty Trust Inc						Therapeutics (1.07%)
8.13%, 5/ 1/2011		2,100		2,164		CV Therapeutics Inc

				5,058		3.25%, 8/16/2013 (f)	2,000		1,525

REITS	- Office Property (1.09%)					TOTAL CONVERTIBLE BONDS	$2,719

Arden Realty LP						U.S. GOVERNMENT & GOVERNMENT AGENCY
5.20%, 9/ 1/2011		850		816		OBLIGATIONS (30.65%)
5.25%, 3/ 1/2015		850		743		Federal Home Loan Mortgage Corporation

				1,559		(FHLMC) (17.39%)

						5.50%, 11/ 1/2017	370		376
REITS	- Shopping Centers (0.57%)					5.50%, 1/ 1/2018	243		247
Developers Diversified Realty Corp						5.00%, 4/ 1/2018	736		739
4.63%, 8/ 1/2010		850		815		5.00%, 8/ 1/2019	2,236		2,232
						9.00%, 1/ 1/2025	10		11
Savings & Loans - Thrifts (0.00%)
Washington Mutual Preferred Funding LLC						6.50%, 6/ 1/2029	94		97
9.75%, 10/29/2049 (c)(e)		1,000		1		6.50%, 8/ 1/2029	126		131
						6.00%, 3/ 1/2031	139		141
Special Purpose Entity (2.02%)						5.50%, 5/ 1/2031	252		252
CCM Merger Inc						7.00%, 1/ 1/2032	115		121
8.00%, 8/ 1/2013 (c)		1,675		1,361		6.00%, 5/ 1/2032	407		414
CDX North America High Yield						5.00%, 5/ 1/2033	2,284		2,232
7.63%, 6/29/2012 (c)		1,658		1,515		4.50%, 8/ 1/2033	2,052		1,950

				2,876		5.50%, 6/ 1/2035	1,743		1,736

Telecommunication Services (1.78%)						5.00%, 11/ 1/2035	2,679		2,614
Qwest Corp						5.50%, 1/ 1/2036	2,556		2,546
8.88%, 3/15/2012 (d)		1,675		1,642		5.00%, 2/ 1/2036	3,778		3,686
Telus Corp						5.50%, 4/ 1/2036	1,336		1,330
8.00%, 6/ 1/2011		850		900		6.00%, 6/ 1/2038	3,886		3,938

				2,542					24,793

Telephone - Integrated (2.46%)						Federal National Mortgage Association (FNMA) (4.91%)
Deutsche Telekom International Finance BV						5.00%, 1/ 1/2018	693		695
8.50%, 6/15/2010 (d)		3,375		3,504
						7.00%, 1/ 1/2030	14		15
Toys	(0.63%)					6.50%, 5/ 1/2031	86		89
Mattel Inc						6.00%, 4/ 1/2032	454		462
7.30%, 6/13/2011		850		900		6.50%, 4/ 1/2032	420		434
						6.50%, 5/ 1/2032	172		178
						5.50%, 3/ 1/2033	860		860
						5.50%, 6/ 1/2033	2,083		2,086

			Schedule of Investments
			Income Account
			September 30, 2008 (unaudited)

	Principal				(a)	Market value is determined in accordance with procedures established in
					good faith by the Board of Directors. At the end of the period, the value
	Amount		Value		of these securities totaled $1,060 or 0.74% of net assets.
	(000	's)	(000	's)	(b) Security is Illiquid
U.S. GOVERNMENT & GOVERNMENT AGENCY					(c)	Security exempt from registration under Rule 144A of the Securities Act
OBLIGATIONS (continued)					of 1933. These securities may be resold in transactions exempt from
Federal National Mortgage Association (FNMA)					registration, normally to qualified institutional buyers. Unless otherwise
(continued)					indicated, these securities are not considered illiquid. At the end of the
5.50%, 2/ 1/2035	$2,193		$2,190		period, the value of these securities totaled $6,974 or 4.89% of net
					assets.
			7,009
					(d) Variable Rate
Government National Mortgage Association					(e) Non-Income Producing Security
(GNMA) (0.30%)
9.00%, 2/15/2025	16		18		(f)	Security or a portion of the security was on loan at the end of the period.
7.00%, 6/20/2031	149		156		(g)	Security was purchased with the cash proceeds from securities loans.
6.00%, 5/20/2032 (d)	255		259

			433		Unrealized Appreciation (Depreciation)

					The net federal income tax unrealized appreciation (depreciation) and federal tax cost
U.S. Treasury (8.05%)					of investments held by the account as of the period end were as follows:
5.38%, 2/15/2031	3,000		3,409
4.50%, 2/15/2036 (f)	4,210		4,321		Unrealized Appreciation	$2,200
5.00%, 5/15/2037 (f)	3,365		3,743		Unrealized Depreciation	(14,224)

			11,473		Net Unrealized Appreciation (Depreciation)	(12,024)

					Cost for federal income tax purposes	161,258
TOTAL U.S. GOVERNMENT & GOVERNMENT					All dollar amounts are shown in thousands (000's)
AGENCY OBLIGATIONS	$43,708

REPURCHASE AGREEMENTS (6.30%)					Portfolio Summary (unaudited)

Money Center Banks (6.30%)					Sector	Percent

Deutsche Bank Repurchase Agreement;					Financial	26.05%
2.00% dated 09/30/08 maturing 10/01/08					Mortgage Securities	22.60%
(collateralized by U.S. Government					Communications	11.23%
Agency Issues; $8,479,000; 2.11% -					Utilities	10.21%
7.25%; dated 03/27/09 - 08/20/13) (g)	$8,346		$8,346		Government	8.09%
Investment in Joint Trading Account; Bank					Consumer, Non-cyclical	7.23%
of America Repurchase Agreement; 1.50%					Energy	6.60%
dated 09/30/2008 maturing 10/01/2008					Consumer, Cyclical	5.72%
(collateralized by Sovereign Agency					Industrial	5.59%
Issues; $332,000; 2.20% - 2.29%; dated					Basic Materials	1.33%
04/09/09 - 04/23/09)	323		322		Liabilities in Excess of Other Assets, Net	(4.65%)

Investment in Joint Trading Account;					TOTAL NET ASSETS	100.00%

Deutsche Bank Repurchase Agreement;
1.75% dated 09/30/2008 maturing
10/01/2008 (collateralized by Sovereign
Agency Issues; $332,000; 2.05% - 5.30%;
dated 05/24/09 - 05/12/20)	323		323

			8,991

TOTAL REPURCHASE AGREEMENTS	$8,991

Total Investments	$149,234
Liabilities in Excess of Other Assets, Net - (4.65)%			(6,632)

TOTAL NET ASSETS - 100.00%	$142,602

		Schedule of Investments
	International Emerging Markets Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (93.23%)				COMMON STOCKS (continued)
Agricultural Operations (0.00%)				Cellular Telecommunications (9.06%)
Golden Agri-Resources Ltd	494	$-		Advanced Info Service PCL (b)(c)	234,700	$564
				America Movil SAB de CV ADR	57,135	2,649
Airlines (0.83%)				Cellcom Israel Ltd	20,379	613
Lan Airlines SA ADR (a)	37,228	424		China Mobile Ltd	286,459	2,870
Tam SA ADR (a)(b)	35,122	663		Empresa Nacional de Telecomunicaciones SA	39,018	484

		1,087		Mobile Telesystems OJSC ADR	19,998	1,120

Airport Development & Maintenance (0.60%)				MTN Group Ltd	89,621	1,265
Grupo Aeroportuario del Sureste SAB de CV				SK Telecom Co Ltd ADR	56,805	1,069
ADR (a)	15,719	781		Taiwan Mobile Co Ltd	444,000	712
				Vimpel-Communications ADR	25,738	522

Apparel Manufacturers (0.35%)						11,868

Youngone Corp	59,360	451
				Chemicals - Diversified (0.96%)
Applications Software (1.77%)				Israel Chemicals Ltd	87,268	1,254
Check Point Software Technologies Ltd (b)	30,168	686
Infosys Technologies Ltd ADR	38,535	1,283		Coal (0.82%)
Satyam Computer Services Ltd ADR	21,654	350		Banpu Public Co Ltd (b)(c)	41,500	372

		2,319		Exxaro Resources Ltd	37,788	396

				Tambang Batubara Bukit Asam Tbk PT	317,500	311

Auto - Car & Light Trucks (0.35%)						1,079

Denway Motors Ltd	1,450,000	459
				Commercial Banks (14.77%)
Auto - Medium & Heavy Duty Trucks (0.28%)				Asya Katilim Bankasi AS (b)	208,007	320
Mahindra & Mahindra Ltd (c)	33,015	371		Banco do Brasil SA	58,139	684
				Banco Santander Chile SA ADR	13,705	586
Auto/Truck Parts & Equipment - Original (1.03%)				BanColombia SA ADR	18,433	524
Hyundai Mobis	17,379	1,346		Bangkok Bank Public Co (b)(c)	221,400	678
				Bank Leumi Le-Israel BM	133,523	465
Auto/Truck Parts & Equipment - Replacement (0.58%)
				Bank of China Ltd (a)	2,997,000	1,161
Weichai Power Co Ltd	199,000	761
				Bank of India	91,497	564
Beverages - Non-Alcoholic (0.46%)				Bank Rakyat Indonesia	651,000	368
Coca-Cola Femsa SAB de CV	118,100	600		China Construction Bank Corp (a)	3,132,000	2,090
				Commercial Bank of Qatar (b)(c)	133,000	732
Beverages - Wine & Spirits (0.59%)				Commercial International Bank	74,098	540
Central European Distribution Corp (a)(b)	16,895	767		Credicorp Ltd	12,804	768
				Daegu Bank	57,910	517
Brewery (1.47%)				Industrial and Commercial Bank of China Ltd	2,519,000	1,523
Cia Cervecerias Unidas SA	77,219	497		Komercni Banka AS	3,578	786
Fomento Economico Mexicano SAB de CV	192,269	735		Kookmin Bank	24,688	1,103
Hite Brewery Co Ltd (b)	3,817	696		Powszechna Kasa Oszczednosci Bank Polski

		1,928		SA	66,720	1,223

Building & Construction - Miscellaneous (1.84%)				Sberank RF GDR (b)(c)	4,152	1,127
Aveng Ltd	36,083	276		Siam Commercial Bank Public (b)(c)	335,200	689
GS Engineering & Construction Corp (a)	8,363	675		Turkiye Is Bankasi	258,262	1,071
Murray & Roberts Holdings Ltd	67,446	792		Turkiye Vakiflar Bankasi Tao	510,924	836
Orascom Construction Industries	11,500	668		Unibanco - Uniao de Bancos Brasileiros SA	9,710	980

				(b)

		2,411

						19,335

Building Products - Cement & Aggregate (0.23%)
Cemex SAB de CV (b)	173,910	301		Computers (1.67%)
				Acer Inc	787,112	1,340

		Schedule of Investments
	International Emerging Markets Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Computers (continued)				Finance - Mortgage Loan/Banker (0.68%)
Quanta Computer Inc	671,000	$841		Housing Development Finance Corp	19,118	$889

		2,181

				Finance - Other Services (0.24%)
Diversified Financial Services (2.48%)				Grupo Financiero Banorte SAB de CV	96,500	308
First Financial Holding Co Ltd	796	1
Fubon Financial Holding Co Ltd	1,112,000	805		Food - Confectionery (0.60%)
Hua Nan Financial Holdings Co Ltd	663,000	412		Lotte Confectionery Co Ltd	910	783
Intergroup Financial Services Corp (c)	27,041	453
Shinhan Financial Group Co Ltd	27,740	992		Food - Retail (1.18%)
Woori Finance Holdings Co Ltd	56,220	577		Cia Brasileira de Distribuicao Grupo Pao de

		3,240		Acucar ADR	18,357	642

				Shoprite Holdings Ltd	92,846	528
Diversified Minerals (0.28%)				X 5 Retail Group NV (b)(c)	17,211	372

African Rainbow Minerals Ltd	19,068	366				1,542

Diversified Operations (0.95%)				Gas - Distribution (0.73%)
Grupo Carso SAB de CV	58,373	223		Korea Gas Corp	16,678	961
GS Holdings Corp	15,620	402
Shanghai Industrial Holdings Ltd	273,000	624		Internet Application Software (1.01%)

		1,249		Tencent Holdings Ltd	181,000	1,323

Electric - Generation (0.91%)				Life & Health Insurance (1.31%)
CEZ	19,569	1,195		China Life Insurance Co Ltd/Taiwan (b)	712,620	316
				China Life Insurance Co Ltd	148,000	551
Electric - Integrated (0.92%)				Sanlam Ltd	396,160	853

Cia Paranaense de Energia	64,300	887				1,720

Tata Power Co Ltd	15,966	315

		1,202		Machinery - Construction & Mining (0.48%)

				United Tractors Tbk PT	635,833	627
Electric - Transmission (0.44%)
Cia de Transmissao de Energia Eletrica				Machinery - General Industry (0.26%)
Paulista	22,500	570		STX Engine Co Ltd	16,730	339

Electric Products - Miscellaneous (1.00%)				Medical - Drugs (0.78%)
LG Electronics Inc (a)	14,126	1,307		China Pharmaceutical Group Ltd	744,000	243
				Cipla Ltd/India	157,779	776

Electronic Components - Miscellaneous (0.24%)
Hon Hai Precision Industry Co Ltd	88,808	318				1,019

				Medical - Generic Drugs (2.22%)
Electronic Components - Semiconductors (3.11%)				Pharmstandard (b)(c)	16,987	302
MediaTek Inc	129,000	1,338		Teva Pharmaceutical Industries Ltd ADR	56,960	2,608

Samsung Electronics Co Ltd	5,967	2,734				2,910

		4,072

				Metal - Copper (0.56%)
Electronic Measurement Instruments (0.18%)				Antofagasta PLC	100,987	735
Chroma Ate Inc	191,847	235
				Metal Processors & Fabrication (0.84%)
Engineering - Research & Development Services (0.36%)				Jiangxi Copper Co Ltd (a)	678,000	679
Larsen & Toubro Ltd (a)(c)	8,952	468		Sung Kwang Bend Co Ltd (a)	23,384	426

						1,105

Finance - Investment Banker & Broker (0.74%)
Egyptian Financial Group-Hermes Holding	86,340	536		Multi-Line Insurance (0.76%)
Tong Yang Securities Inc	58,980	432		Ping An Insurance Group Co of China Ltd (a)	170,000	996

		968

		Schedule of Investments
	International Emerging Markets Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Non-Ferrous Metals (0.39%)				Semiconductor Component - Integrated
Grupo Mexico SAB de CV	135,187	$142		Circuits (continued)
Korea Zinc Co Ltd	4,520	366		Taiwan Semiconductor Manufacturing Co Ltd	1,252,697	$2,101

		508				2,545

Oil - Field Services (0.20%)				Steel - Producers (3.02%)
Eurasia Drilling Co Ltd (b)(c)	16,785	262		Dongkuk Steel Mill Co Ltd	20,830	643
				Evraz Group SA (c)	17,180	661
Oil Company - Exploration & Production (5.37%)				POSCO ADR (a)	20,075	1,875
CNOOC Ltd	1,204,000	1,352		Shougang Concord International Enterprises
NovaTek OAO (c)	10,695	490		Co Ltd	2,470,000	356
Oao Gazprom (b)(c)(d)	11,053	865		Tata Steel Ltd (b)	44,462	412

Oao Gazprom (b)	114,852	3,595				3,947

Oil & Natural Gas Corp Ltd	32,695	729		Steel Pipe & Tube (0.50%)

		7,031		Confab Industrial SA (b)	121,100	343

Oil Company - Integrated (9.54%)				OAO TMK	12,580	315

China Petroleum & Chemical Corp (a)	492,000	388				658

LUKOIL ADR	45,665	2,729		Telecommunication Services (2.71%)
PetroChina Co Ltd	1,031,897	1,071		Bharti Airtel Ltd (b)	42,348	718
Petroleo Brasileiro SA ADR	135,292	5,946		Chunghwa Telecom Co Ltd	647,000	1,522
Rosneft Oil Co (a)(c)	53,717	371		Digi.Com BHD	75,988	496
Sasol Ltd	46,605	1,989		Telekomunikacja Polska SA	85,624	817

		12,494				3,553

Oil Refining & Marketing (1.53%)				Telephone - Integrated (2.10%)
Reliance Industries Ltd	25,823	1,085		Bezeq Israeli Telecommunication Corp Ltd	290,088	514
Tupras-Turkiye Petrol Rafinerileri AS	50,561	923		China Netcom Group Corp Hong Kong Ltd	279,500	619

		2,008		Magyar Telekom Telecommunications PLC	34,327	160

Pastoral&Agricultural (0.07%)				Tele Norte Leste Participacoes SA ADR (a)	32,247	563
Great Wall Enterprise Co	105,000	97		Telefonos de Mexico SAB de CV ADR	34,791	896

						2,752

Petrochemicals (0.21%)				Television (0.12%)
PTT Chemical PLC (b)(c)	155,400	270		Central European Media Enterprises Ltd (b)	2,489	160

Platinum (0.72%)				Textile - Apparel (0.01%)
Impala Platinum Holdings Ltd	46,322	946		Far Eastern Textile Co Ltd	18,940	13

Property & Casualty Insurance (0.42%)				Tobacco (0.49%)
Dongbu Insurance Co Ltd	23,800	550		KT&G Corp	8,560	639

Real Estate Operator & Developer (0.70%)				Transport - Marine (0.50%)
Cyrela Brazil Realty SA	64,300	649		China COSCO Holdings Co Ltd	292,000	266
Quality Houses Public Company Ltd (b)(c)	4,983,538	261		Pacific Basin Shipping Ltd	464,000	386

		910				652

Retail - Automobile (0.35%)				Transport - Services (0.00%)
PT Astra International Tbk	254,000	453		Log-in Logistica Intermodal SA (b)	26	-

Rubber & Vinyl (0.33%)				Web Portals (1.09%)
TSRC Corp	405,000	438		LG Dacom Corp	44,480	790

Semiconductor Component - Integrated Circuits (1.94%)
Richtek Technology Corp	82,000	444

				Schedule of Investments
		International Emerging Markets Account
				September 30, 2008 (unaudited)

		Shares		Value		(a)	Security or a portion of the security was on loan at the end of the period.
		Held		(000	's)	(b) Non-Income Producing Security

						(c)	Market value is determined in accordance with procedures established in
	COMMON STOCKS (continued)					good faith by the Board of Directors. At the end of the period, the value
	Web Portals (continued)					of these securities totaled $9,308 or 7.11% of net assets.
	NHN Corp (b)	4,967		$637		(d)	Security exempt from registration under Rule 144A of the Securities Act

				1,427		of 1933. These securities may be resold in transactions exempt from
						registration, normally to qualified institutional buyers. Unless otherwise

	TOTAL COMMON STOCKS		$122,059			indicated, these securities are not considered illiquid. At the end of the

						period, the value of these securities totaled $865 or 0.66% of net assets.
	PREFERRED STOCKS (6.03%)					(e)	Security was purchased with the cash proceeds from securities loans.
	Commercial Banks (1.12%)
	Banco Itau Holding Financeira SA	88,483		1,465		Unrealized Appreciation (Depreciation)
						The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Diversified Minerals (2.95%)					of investments held by the account as of the period end were as follows:
	Cia Vale do Rio Doce	227,772		3,866
						Unrealized Appreciation	$4,138
	Electric - Distribution (0.19%)					Unrealized Depreciation	(38,685)

	Eletropaulo Metropolitana Eletricidade de					Net Unrealized Appreciation (Depreciation)	(34,547)
	Sao Paulo SA	18,045		248		Cost for federal income tax purposes	175,629
						All dollar amounts are shown in thousands (000's)
Food	- Meat Products (0.27%)

	Sadia SA	118,264		358		Portfolio Summary (unaudited)

	Investment Companies (0.01%)					Country	Percent

	Lereko Mobility Pty Ltd	2,003		8		Korea, Republic Of	15.51%
						Brazil	15.13%
						Russian Federation	9.22%
Steel	- Producers (1.49%)					United States	9.09%
	Gerdau SA	50,600		560		Taiwan, Province Of China	8.35%
	Usinas Siderurgicas de Minas Gerais SA	65,290		1,383		China	8.26%

				1,943		India	6.08%
						South Africa	5.67%

	TOTAL PREFERRED STOCKS		$7,888			Hong Kong	5.28%

						Mexico	5.07%
		Principal				Israel	4.69%
		Amount		Value		Turkey	2.41%
		(000	's)	(000	's)	Thailand	2.16%

						Poland	1.56%
	SHORT TERM INVESTMENTS (0.77%)					Chile	1.52%
	Commercial Paper (0.77%)					Czech Republic	1.51%
	Investment in Joint Trading Account; HSBC					Indonesia	1.34%
	Funding					Egypt	1.33%
	2.75%, 10/ 1/2008	$506		$506		Bermuda	0.71%
						United Kingdom	0.56%
	Investment in Joint Trading Account;					Qatar	0.56%
	Prudential Funding					Luxembourg	0.50%
	2.75%, 10/ 1/2008	505		505		Colombia	0.40%

				1,011		Malaysia	0.38%

						Peru	0.35%
	TOTAL SHORT TERM INVESTMENTS		$1,011			Hungary	0.12%

						Singapore	0.00%
	REPURCHASE AGREEMENTS (7.73%)					Liabilities in Excess of Other Assets, Net	(7.76%)

	Money Center Banks (7.73%)					TOTAL NET ASSETS	100.00%

	Deutsche Bank Repurchase Agreement;
	2.00% dated 09/30/08 maturing 10/01/08
	(collateralized by U.S. Government
	Agency Issues; $10,285,000; 2.11% -
	7.25%; dated 03/27/09 - 08/20/13) (e)	$10,125		$10,124

	TOTAL REPURCHASE AGREEMENTS		$10,124

	Total Investments		$141,082
Liabilities in Excess of Other Assets, Net - (7.76)%				(10,160)

	TOTAL NET ASSETS - 100.00%		$130,922

		Schedule of Investments
	International SmallCap Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.65%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.36%)				Auto/Truck Parts & Equipment - Original
Neo Material Technologies Inc (a)	70,700	$123		(continued)
SODIFF Advanced Materials Co Ltd	4,560	311		Press Kogyo Co Ltd	105,000	$290

		434		S&T Dynamics Co Ltd	25,673	259

						1,129

Advertising Sales (0.35%)
Teleperformance	15,138	422		Auto/Truck Parts & Equipment - Replacement (0.20%)
				Xinyi Glass Holdings Co Ltd	576,000	236
Advertising Services (0.98%)
Aegis Group PLC	377,665	635		Building - Heavy Construction (0.61%)
Taylor Nelson Sofres PLC	120,755	528		Grupo Soares da Costa SGPS SA (a)	17,991	33

		1,163		Halla Engineering & Construction Corp	2,449	32

				Trevi Finanziaria SpA (b)	40,171	667

Aerospace & Defense (0.63%)						732

VT Group PLC	80,072	752
				Building - Maintenance & Service (0.09%)
Agricultural Chemicals (1.60%)				Aeon Delight Co Ltd	4,700	109
Incitec Pivot Ltd	142,480	571
Syngenta AG	6,316	1,332		Building - Mobile Home & Manufactured Housing (0.08%)

		1,903		Fleetwood Corp Ltd	13,757	97

Agricultural Operations (0.26%)				Building & Construction - Miscellaneous (0.87%)
Hokuto Corp	6,300	141		Bird Construction Income Fund	2,325	60
Origin Enterprises PLC (a)	16,031	62		Koninklijke Boskalis Westminster NV	20,601	976

Sipef SA	260	105				1,036

		308		Building & Construction Products -

Alternative Waste Tech (0.07%)				Miscellaneous (0.30%)
Chemtrade Logistics Income Fund	7,910	86		Bauer AG	6,915	352

Apparel Manufacturers (0.50%)				Building Products - Air & Heating (0.07%)
Benetton Group SpA	52,252	487		CENTROTEC Sustainable AG (a)	1,968	31
Gerry Weber International AG	4,732	108		Hastie Group Ltd	25,377	49

		595				80

Appliances (0.36%)				Building Products - Cement & Aggregate (0.28%)
SEB SA	9,630	428		Adelaide Brighton Ltd	134,115	334

Applications Software (0.12%)				Cable TV (0.49%)
NSD CO LTD	17,900	147		Cogeco Cable Inc	9,500	356
				SKY Perfect JSAT Holdings Inc	596	228

Athletic Footwear (0.44%)						584

Adidas AG	9,888	529		Cellular Telecommunications (0.38%)
				Mobistar SA (a)	6,414	451
Audio & Video Products (0.29%)
Kawai Musical Instruments Manufacturing				Chemicals - Diversified (2.47%)
Co Ltd	143,000	143
				Johnson Matthey PLC	24,127	587
Pace PLC (a)	133,250	199

				K+S AG	12,701	905
		342

				Nufarm Ltd	29,765	364
Auto/Truck Parts & Equipment - Original (0.95%)				Tessenderlo Chemie NV	10,869	544
Carraro SpA	10,649	60		Wacker Chemie AG	3,739	540

Haldex AB	4,400	45				2,940

Landi Renzo SpA	20,998	115
				Chemicals - Other (0.47%)
Musashi Seimitsu Industry Co Ltd	13,589	242
				Kingboard Chemical Holdings Ltd	106,500	363
Nippon Seiki Co Ltd	12,725	118

		Schedule of Investments
	International SmallCap Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Chemicals - Other (continued)				Computers - Integrated Systems (continued)
Tokai Carbon Co Ltd	26,559	$195		CAC Corp	9,300	$82

		558		CSE Global Ltd	125,500	75

Chemicals - Specialty (0.74%)				Ingenico	5,108	129

Auriga Industries	1,200	30				519

Lintec Corp	17,544	288		Computers - Peripheral Equipment (0.10%)
Lonza Group AG	4,487	563		Ferrotec Corp	5,388	89

		881		Kortek Corp	5,257	30

Coal (0.45%)						119

Gloucester Coal Ltd	37,857	281		Consulting Services (0.85%)
MacArthur Coal Ltd	21,935	186		Bureau Veritas SA	19,712	1,009
Straits Asia Resources Ltd	69,000	73

		540		Containers - Metal & Glass (0.17%)

				Vetropack Holding AG	115	197
Commercial Banks (4.02%)
Bank of Saga Ltd/The	21,797	63		Containers - Paper & Plastic (0.24%)
Canadian Western Bank (b)	19,100	358		Rengo Co Ltd (b)	42,000	286
Chiba Kogyo Bank Ltd/The (a)	7,600	87
Hyakugo Bank Ltd/The	54,610	310		Cosmetics & Toiletries (0.71%)
Industrial and Commercial Bank of China				LG Household & Health Care Ltd	1,877	314
Asia Ltd (b)	280,000	510		Oriflame Cosmetics SA	9,300	431
Laurentian Bank of Canada	17,508	625		Sarantis SA	9,386	106

Mie Bank Ltd/The	32,725	133				851

Pusan Bank	54,360	491
				Diagnostic Kits (0.12%)
Seven Bank Ltd (b)	319	850
				DiaSorin SpA	7,130	139
Sydbank A/S	17,950	538
Valiant Holding	1,492	264		Direct Marketing (0.33%)
Yamaguchi Financial Group Inc	46,000	561		Moshi Moshi Hotline Inc	14,938	390

		4,790

Commercial Services (1.20%)				Distribution & Wholesale (0.87%)
Aggreko PLC	91,334	898		Diploma PLC	65,571	181
Daiseki Co Ltd	19,702	526		Fourlis Holdings SA	7,511	145

		1,424		Inabata & Co Ltd	17,729	63

				Inchcape PLC	59,046	199
Computer Data Security (0.13%)				Matsuda Sangyo Co Ltd (b)	17,790	294
Oberthur Card Systems (a)(c)	16,586	156		Medion AG	3,743	43
				Tat Hong Holdings Ltd - Warrants (a)	16,700	2
Computer Services (1.30%)
Alten Ltd (a)	11,733	340		Trusco Nakayama Corp	7,800	104

HiQ International AB (a)	22,400	84				1,031

Hitachi Information Systems Ltd	15,200	291		Diversified Financial Services (0.63%)
Indra Sistemas SA	24,486	583		Hitachi Capital Corp	13,985	170
KNOW IT AB	9,749	68		International Personal Finance	128,501	578

Novabase SGPS SA (a)	12,676	89				748

SDL PLC (a)	15,349	94		Diversified Manufacturing Operations (0.34%)

		1,549		Senior PLC	109,260	167

Computers (0.38%)				Ten Cate NV	7,178	237

Wincor Nixdorf AG	7,720	457				404

				Diversified Minerals (0.24%)
Computers - Integrated Systems (0.44%)				Pan Australian Resources Ltd (a)	401,764	176
Bechtle AG	11,065	233

		Schedule of Investments
	International SmallCap Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diversified Minerals (continued)				Energy - Alternate Sources (0.10%)
Straits Resources Ltd	59,336	$116		Aleo Solar AG (a)	7,619	$86

		292		Sechilienne SA	635	36

Diversified Operations (1.87%)						122

GEA Group AG	37,955	750		Engineering - Research & Development Services (0.76%)
Gesco AG	561	33		Aangpanneforeningen AB	4,800	107
Imtech NV	21,846	448		NEC Networks & System Integration Corp	50,700	647
Mitie Group	125,167	463		WSP Group PLC	26,428	157

Tui Travel PLC	136,212	527				911

		2,221		Engines - Internal Combustion (0.12%)

Diversified Operations & Commercial Services (0.08%)				Hyunjin Materials Co Ltd	5,011	146
Davis Service Group PLC	19,101	93
				Enterprise Software & Services (2.03%)
E-Commerce - Products (0.03%)				Aveva Group PLC	14,524	300
ASOS PLC (a)	6,034	38		Axon Group PLC	36,322	444
				Hitachi Software Engineering Co Ltd	23,634	418
Electric - Generation (1.00%)				Micro Focus International PLC	85,799	438
British Energy Group PLC	87,654	1,190		Open Text Corp (a)	11,100	368
				Temenos Group AG (a)(b)	23,722	452

Electric - Integrated (0.86%)
						2,420

Atco Ltd	10,014	363
Union Fenosa SA	27,069	657		Entertainment Software (0.43%)

		1,020		UBISOFT Entertainment (a)	7,312	509

Electric - Transmission (1.18%)				Feminine Health Care Products (0.54%)
Red Electrica Corporacion SA	9,882	503		Hengan International Group Co Ltd (b)	225,000	640
Terna Rete Elettrica Nazionale SpA	244,392	899

		1,402		Finance - Investment Banker & Broker (0.53%)

Electric Products - Miscellaneous (0.54%)				KAS Bank NV	1,131	24
Vossloh AG	6,237	646		Rexcapital Financial Holdings Ltd (a)	1,350,000	56
				Takagi Securities Co Ltd	41,541	79
Electronic Components - Miscellaneous (0.92%)				Tullett Prebon PLC	86,132	424
Chemring Group PLC	14,537	538		Van der Moolen Holding NV (a)	10,359	48

Hosiden Corp (b)	20,600	297				631

Ishii Hyoki Co Ltd	3,700	80		Finance - Leasing Company (0.08%)
Laird PLC	19,953	88		Ricoh Leasing Co Ltd	5,800	101
LG Micron Ltd	1,767	53
Nidec Copal Corp	3,200	36		Finance - Other Services (2.05%)

		1,092		ICAP PLC	97,894	631

Electronic Parts Distribution (0.26%)				IG Group Holdings PLC	160,631	913
Kuroda Electric Co Ltd	33,600	316		Intermediate Capital Group PLC	23,544	516
				Intrum Justitia AB	22,500	242
Electronics - Military (0.21%)				Japan Securities Finance Co Ltd	20,846	134

Ultra Electronics Holdings	11,017	250				2,436

				Fisheries (0.16%)
E-Marketing & Information (0.33%)
				Pescanova SA	4,382	186
CyberAgent Inc (b)	421	398
				Food - Baking (0.52%)
Energy (0.29%)
				Aryzta AG (a)	15,900	620
Centennial Coal Company Ltd (b)	114,814	340

		Schedule of Investments
	International SmallCap Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Food - Dairy Products (0.23%)				Industrial Automation & Robots (continued)
Glanbia PLC	49,796	$272		Manz Automation AG (a)	738	$122
				SFA Engineering Corp	2,881	129

Food - Meat Products (0.05%)						303

Yonekyu Corp	6,000	60
				Industrial Gases (1.31%)
Food - Miscellaneous/Diversified (1.84%)				Air Water Inc	53,000	534
Fuji Oil Co Ltd	40,844	465		Linde AG	9,561	1,024

Kerry Group PLC	13,953	409				1,558

Maruha Nichiro Holdings Inc (b)	202,000	336		Instruments - Controls (0.09%)
Nisshin Oillio Group Ltd/The	89,000	479		Rotork PLC	6,253	104
Nutreco Holding NV	8,552	403
Ottogi Corp	299	39		Internet Brokers (0.16%)
Unicharm Petcare Corp	2,100	63		Comdirect Bank AG	25,094	191

		2,194

				Internet Content - Information & News (0.14%)
Food - Retail (0.27%)				Kakaku.com Inc	51	161
Alfa-Beta Vassilopoulos SA	1,446	58
Jeronimo Martins SGPS SA	30,803	263		Internet Gambling (0.05%)

		321		888 Holdings PLC	25,211	57

Food - Wholesale & Distribution (0.05%)
				Investment Companies (0.57%)
Heng Tai Consumables Group Ltd (a)	650,000	57
				Climate Exchange PLC (a)	7,157	132
Forestry (0.32%)				Kardan NV	7,686	58
Sino-Forest Corp (a)	30,100	379		Pargesa Holding SA	5,694	490

						680

Funeral Services & Related Items (0.06%)				Investment Management & Advisory Services (0.04%)
Dignity PLC	5,441	68		Ashmore Group PLC	15,276	54

Gambling (Non-Hotel) (0.31%)				Leisure & Recreation Products (0.24%)
Paddy Power PLC	21,371	372		Beneteau SA	14,098	206
				CTS Eventim AG	1,187	43
Gas - Distribution (0.22%)
Samchully Co Ltd	1,257	161		Fields Corp	22	41

Xinao Gas Holdings Ltd (b)	78,000	106				290

		267		Life & Health Insurance (0.46%)

				ERGO Previdenza SpA	16,205	101
Gold Mining (0.48%)
				Industrial Alliance Insurance and Financial
Eldorado Gold Corp (a)	40,900	255		Services Inc	14,179	450

Red Back Mining Inc (a)	52,961	319				551

		574

				Machinery - Construction & Mining (0.43%)
Golf (0.09%)				Danieli & Co SpA	18,367	404
Pacific Golf Group International Holdings KK	81	53		Wajax Income Fund	3,900	111

SRI Sports Ltd	54	52				515

		105

				Machinery - Electrical (0.68%)
Import & Export (0.23%)				Konecranes Oyj	33,834	809
Hyosung Corp (b)	5,170	274
				Machinery - General Industry (1.31%)
Industrial Audio & Video Products (0.21%)				Bucher Industries AG	2,223	299
EVS Broadcast Equipment SA	3,420	245		Burckhardt Compression Holding AG	1,641	320

Industrial Automation & Robots (0.25%)				Duerr AG	2,780	76
Kardex AG	1,165	52		Homag Group AG (b)	5,630	106

		Schedule of Investments
	International SmallCap Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Machinery - General Industry (continued)				Metal - Iron (0.66%)
MAN AG	11,081	$754		Ferrexpo PLC	62,237	$176

		1,555		Labrador Iron Ore Royalty Income Fund	9,346	397

Machinery - Pumps (0.40%)				Mount Gibson Iron Ltd (a)	160,437	214

Weir Group PLC/The	43,146	474				787

				Metal Processors & Fabrication (1.30%)
Machinery Tools & Related Products (0.48%)				Advanced Metallurgical Group NV (a)(b)	4,745	194
Gildemeister AG	20,225	346		Delachaux SA	720	55
Meyer Burger Technology AG (a)	1,032	228		Furukawa-Sky Aluminum Corp	48,539	106

		574		Sung Kwang Bend Co Ltd (b)	32,405	591

Marine Services (0.23%)				Taewoong Co Ltd	5,299	353
ODIM ASA (a)	20,392	275		TK Corp	9,133	250

						1,549

Medical - Biomedical/Gene (0.14%)
Intercell AG (a)	5,178	171		Metal Products - Distribution (0.09%)
				Daiichi Jitsugyo Co Ltd	17,954	60
Medical - Drugs (2.33%)				Sato Shoji Corp	7,457	52

Actelion Ltd (a)	10,382	535				112

EPS Co Ltd	9	28		Mining Services (0.68%)
Green Cross Corp/South Korea	1,545	124		Ausenco Ltd	19,853	181
Grifols SA	40,895	1,045		Eramet	715	274
Hisamitsu Pharmaceutical Co Inc	15,400	674		Major Drilling Group International	12,700	354

Nichi-iko Pharmaceutical Co Ltd	5,942	145				809

Nippon Shinyaku Co Ltd	23,000	219

				Miscellaneous Manufacturers (0.47%)
		2,770		Faiveley SA	1,851	111

Medical - Nursing Homes (0.27%)				Peace Mark Holdings Ltd (c)	300,000	58
Orpea (a)	7,486	317		RHI AG (a)	10,706	389

						558

Medical Instruments (0.35%)
Sysmex Corp	9,413	416		Mortgage Banks (0.62%)
				Home Capital Group Inc	24,800	734
Medical Laboratory & Testing Service (0.10%)
BML Inc	6,900	119		MRI - Medical Diagnostic Imaging (0.53%)
				Sonic Healthcare Ltd	59,317	631
Medical Products (1.55%)
Audika	2,202	81		Multi-Line Insurance (0.64%)
Hogy Medical Co Ltd	1,300	60		Baloise Holding AG	4,790	327
Sonova Holding AG	8,898	580		Mapfre SA	100,334	439

SSL International PLC	93,956	757				766

Synthes Inc	2,652	367		Multimedia (0.52%)

		1,845		Informa PLC	109,238	616

Metal - Copper (0.54%)				Oil - Field Services (2.08%)
Mercator Minerals Ltd (a)	37,568	155		Amec PLC	57,980	664
Quadra Mining Ltd (a)	42,300	482		Core Laboratories NV	2,730	277

		637		Enerflex Systems Income Fund (a)	16,163	201

Metal - Diversified (0.23%)				Fugro NV	10,005	591
Chuo Denki Kogyo Co Ltd	6,000	50		John Wood Group PLC	53,427	326
Nippon Denko Co Ltd	35,000	219		Petrofac Ltd	40,216	420

		269				2,479

		Schedule of Investments
	International SmallCap Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil Company - Exploration & Production (3.19%)				Real Estate Management & Services (continued)
Afren PLC (a)	50,411	$60		Deutsche Euroshop AG	9,789	$318
Birchcliff Energy Ltd (a)	27,700	239		Fabege AB	17,060	97
Breaker Energy Ltd (a)	24,600	204		Hufvudstaden AB	9,000	70
Crescent Point Energy Trust (a)	15,800	462		PSP Swiss Property AG (a)	14,275	831
Dana Petroleum PLC (a)	27,014	578		Swiss Prime Site AG (a)	1,515	87
Emerald Energy PLC (a)	9,838	68		Technopolis PLC	8,043	56
Freehold Royalty Trust	15,700	252		Wihlborgs Fastigheter AB	4,600	64

JKX Oil & Gas PLC	39,562	198				1,676

Melrose Resources PLC	5,557	35		Real Estate Operator & Developer (0.52%)
NAL Oil & Gas Trust	6,000	71		CLS Holdings PLC (a)	9,088	57
New Zealand Oil & Gas Ltd	49,449	42		Development Securities PLC	9,694	67
Petrobank Energy & Resources Ltd (a)	13,200	500		Hysan Development Co Ltd	95,000	247
Rocksource ASA (a)	280,000	79		K Wah International Holdings Ltd	691,000	153
Storm Exploration Inc (a)	17,200	225		Plaza Centers NV	35,878	48
Trilogy Energy Trust (a)	43,994	329		TK Development (a)	8,370	45

TriStar Oil and Gas Ltd (a)	26,454	386				617

Vero Energy Inc (a)	10,100	70

		3,798		Recycling (0.38%)

				Asahi Pretec Corp	23,500	458
Oil Field Machinery & Equipment (0.39%)
Wellstream Holdings PLC	25,543	470		REITS - Diversified (3.23%)
				Artis Real Estate Investment Trust	10,660	140
Oil Refining & Marketing (0.24%)				Befimmo SCA	470	48
Fuchs Petrolub AG	5,010	281		Canadian Real Estate Investment Trust (b)	19,305	514
				Challenger Diversified Property Group	71,129	35
Photo Equipment & Supplies (0.07%)
Vitec Group PLC/The	12,703	79		Cominar Real Estate Investment Trust	12,400	246
				Dundee Real Estate Investment Trust	3,300	92
Power Converter & Supply Equipment (0.44%)				Eurocommercial Properties NV	8,198	357
Canadian Solar Inc (a)(b)	6,887	135		Klepierre	16,445	644
Chloride Group PLC	78,039	268		Morguard Real Estate Investment Trust	5,705	63
Phoenix Solar AG	2,040	125		Suntec Real Estate Investment Trust	241,000	197

		528		Unibail-Rodamco	7,442	1,506

						3,842

Printing - Commercial (1.03%)
Davis & Henderson Income Fund	12,629	184		REITS - Office Property (0.57%)
Nissha Printing Co Ltd	21,600	1,043		Allied Properties Real Estate Investment Trust	7,200	125

		1,227		AMP NZ Office Trust	168,678	126

				Cofinimmo	2,249	393
Property & Casualty Insurance (2.31%)
				Prosperity REIT	218,000	38

Amlin PLC	157,336	900
						682

Beazley Group PLC	201,595	433
Catlin Group Ltd	101,874	639		REITS - Shopping Centers (0.34%)
Dongbu Insurance Co Ltd	1,462	34		Vastned Retail NV	5,797	408
Green Fire Marine Insurance Co Ltd	2,965	19
Hiscox Ltd	83,845	369		Retail - Apparel & Shoe (0.16%)
Lancashire Holdings Ltd	38,240	212		Lululemon Athletica Inc (a)(b)	6,371	147
LIG Insurance Co Ltd	6,684	140		Sprider Stores SA	19,288	41

		2,746				188

Real Estate Management & Services (1.41%)				Retail - Bookstore (0.47%)
Allied Properties HK Ltd	898,000	117		Village Vanguard Co Ltd	22	107
Conwert Immobilien Invest SE (a)	3,841	36

		Schedule of Investments
	International SmallCap Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Bookstore (continued)				Rubber - Tires (0.65%)
WH Smith PLC	67,294	$458		Nokian Renkaat OYJ	32,391	$779

		565

				Rubber & Plastic Products (0.96%)
Retail - Building Products (0.40%)				Ansell Ltd	31,720	326
Kohnan Shoji Co Ltd	31,500	471		Kureha Corp	85,222	467
Retail - Computer Equipment (0.34%)				Polytec Holding AG	13,662	189
Game Group PLC	108,665	401		Semperit AG Holding	5,436	161

						1,143

Retail - Consumer Electronics (1.19%)				Satellite Telecommunications (0.77%)
Bic Camera Inc	263	104		Eutelsat Communications	34,454	916
JB Hi-Fi Ltd (b)	84,615	837
Joshin Denki Co Ltd (b)	57,114	475		Schools (0.31%)

		1,416		MegaStudy Co Ltd	2,393	364

Retail - Convenience Store (0.02%)				Security Services (0.33%)
Valora Holding AG	137	26		Prosegur Cia de Seguridad SA	11,456	398

Retail - Jewelry (0.96%)				Steel - Producers (0.89%)
Folli - Follie SA	1,914	28		BE Group AB	3,878	22
Luk Fook Holdings International Ltd	140,000	49		OneSteel Ltd	82,908	307
Swatch Group AG/The	5,751	1,062		Salzgitter AG	4,508	464

		1,139		Yamato Kogyo Co Ltd	7,800	273

Retail - Major Department Store (0.32%)						1,066

David Jones Ltd (b)	109,997	386
				Steel Pipe & Tube (0.77%)
Retail - Miscellaneous/Diversified (0.77%)				Vallourec SA	4,255	918
Arcs Co Ltd	18,961	235
				Storage & Warehousing (0.30%)
CJ Home Shopping	2,157	124		Westshore Terminals Income Fund	26,100	356
GS Home Shopping Inc	720	39
Maruetsu Inc/The	33,000	218		Telecommunication Equipment (0.04%)
Okuwa Co Ltd	11,000	164		PKC Group OYJ	4,852	46
San-A Co Ltd	4,459	141

		921		Telecommunication Services (0.34%)

				Telenet Group Holding NV (a)	19,449	402
Retail - Music Store (0.44%)
HMV Group PLC (b)	230,177	528		Television (0.28%)
				Modern Times Group AB	9,100	328
Retail - Perfume & Cosmetics (0.08%)
SA SA International Holdings Ltd	308,000	92		Textile - Products (0.12%)
				Texwinca Holdings Ltd	178,000	147
Retail - Restaurants (0.13%)
Domino's Pizza UK & IRL PLC	44,994	158		Tools - Hand Held (0.24%)
				Hitachi Koki Co Ltd	28,253	288
Retail - Toy Store (0.19%)
Jumbo SA	14,160	229		Transport - Marine (0.56%)
				Inui Steamship Co Ltd	13,854	140
Retail - Vision Service Center (0.05%)
Megane TOP Co Ltd	7,470	64		Jinhui Shipping & Transportation Ltd	44,952	171
				Omega Navigation Enterprises Inc	5,992	78
Retail-Photo Studio (0.09%)				Pacific Basin Shipping Ltd	334,000	278

Studio Alice Co Ltd	7,300	108				667

				Schedule of Investments
		International SmallCap Account
				September 30, 2008 (unaudited)

							Principal
		Shares		Value			Amount		Value
		Held		(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)						SHORT TERM INVESTMENTS (continued)
Transport - Services (1.89%)						Commercial Paper (continued)
Koninklijke Vopak NV		12,699		$598		Investment in Joint Trading Account;
Stagecoach Group PLC		233,485		1,062		Prudential Funding
Viterra Inc (a)		61,955		592		2.75%, 10/ 1/2008	$582		$582

				2,252					1,164

Transport - Truck (0.82%)						TOTAL SHORT TERM INVESTMENTS		$1,164

Glovis Co Ltd		1,540		88		REPURCHASE AGREEMENTS (6.77%)
Hitachi Transport System Ltd		70,500		889		Money Center Banks (6.77%)

				977		Deutsche Bank Repurchase Agreement;

						2.00% dated 09/30/08 maturing 10/01/08
Travel Services (0.20%)						(collateralized by U.S. Government
Flight Centre Ltd		15,553		240		Agency Issues; $8,188,000; 2.11% -
						7.25%; dated 03/27/09 - 08/20/13) (d)	$8,060		$8,060

Venture Capital (0.06%)						TOTAL REPURCHASE AGREEMENTS		$8,060

Altamir Amboise		4,733		37		Total Investments		$126,630
Dinamia Capital Privado Sociedad de Capital						Liabilities in Excess of Other Assets, Net - (6.34)%			(7,554)
Riesgo SA (a)		1,939		37

				74		TOTAL NET ASSETS - 100.00%		$119,076

Water	(0.82%)
Athens Water Supply & Sewage		2,676		35		(a) Non-Income Producing Security
Northumbrian Water Group PLC		82,628		424		(b)	Security or a portion of the security was on loan at the end of the period.
Pennon Group PLC		48,935		515		(c)	Market value is determined in accordance with procedures established in

				974		good faith by the Board of Directors. At the end of the period, the value

						of these securities totaled $214 or 0.18% of net assets.
Web Portals (1.13%)						(d)	Security was purchased with the cash proceeds from securities loans.
Iliad SA		6,179		515
So-net Entertainment Corp		164		422		Unrealized Appreciation (Depreciation)
United Internet AG (b)		37,918		413		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

				1,350		of investments held by the account as of the period end were as follows:

Wire & Cable Products (0.77%)						Unrealized Appreciation		$3,718
Leoni AG		14,012		427		Unrealized Depreciation			(32,940)

Prysmian SpA		24,770		487		Net Unrealized Appreciation (Depreciation)			(29,222)

				914		Cost for federal income tax purposes			155,852

TOTAL COMMON STOCKS		$116,284				All dollar amounts are shown in thousands (000's)

PREFERRED STOCKS (0.94%)
Medical Products (0.94%)
Fresenius SE		15,470		1,122

TOTAL PREFERRED STOCKS		$1,122

		Principal
		Amount		Value
		(000	's)	(000	's)

SHORT TERM INVESTMENTS (0.98%)
Commercial Paper (0.98%)
Investment in Joint Trading Account; HSBC
Funding
2.75%, 10/ 1/2008		$582		$582

Schedule of Investments
International SmallCap Account
September 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Country	Percent

United Kingdom	18.66%
Japan	16.10%
Canada	9.55%
Germany	8.84%
United States	7.75%
Switzerland	7.40%
France	7.23%
Australia	4.76%
Netherlands	3.92%
Korea, Republic Of	3.66%
Spain	3.23%
Italy	2.82%
Hong Kong	2.70%
Belgium	1.84%
Finland	1.42%
Bermuda	1.02%
Ireland	0.97%
Sweden	0.95%
Austria	0.79%
Greece	0.60%
Denmark	0.52%
Luxembourg	0.36%
Portugal	0.32%
Norway	0.30%
Singapore	0.29%
China	0.20%
New Zealand	0.14%
Liabilities in Excess of Other Assets, Net	(6.34%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
	LargeCap Blend Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (98.26%)				COMMON STOCKS (continued)
Advertising Agencies (0.29%)				Beverages - Non-Alcoholic (2.67%)
Omnicom Group Inc	16,100	$621		Coca-Cola Co/The	48,100	$2,543
				Coca-Cola Enterprises Inc	18,000	302
Advertising Sales (0.14%)				Dr Pepper Snapple Group Inc (b)	5,400	143
Lamar Advertising Co (a)(b)	9,400	290		PepsiCo Inc	37,100	2,644

						5,632

Aerospace & Defense (1.85%)
Boeing Co	13,500	774		Brewery (0.47%)
General Dynamics Corp	11,400	839		Anheuser-Busch Cos Inc	15,100	980
Lockheed Martin Corp	9,000	987
Northrop Grumman Corp	9,500	575		Broadcasting Services & Programming (0.10%)
Raytheon Co	5,800	311		Discovery Communications Inc - A Shares (b)	7,050	100
Rockwell Collins Inc	8,400	404		Discovery Communications Inc - C Shares (b)	7,050	100

		3,890				200

Aerospace & Defense Equipment (0.69%)				Building - Residential & Commercial (0.25%)
United Technologies Corp	24,100	1,447		Lennar Corp	34,200	519

Agricultural Biotech (0.63%)				Building Products - Wood (0.20%)
Monsanto Co	13,400	1,326		Masco Corp	23,600	423

Agricultural Chemicals (0.15%)				Cable TV (0.55%)
CF Industries Holdings Inc	1,800	165		Cablevision Systems Corp	8,300	209
Potash Corp of Saskatchewan	1,200	158		Scripps Networks Interactive	1,800	65

		323		Shaw Communications Inc	8,000	163

				Time Warner Cable Inc (a)(b)	30,200	731

Agricultural Operations (0.08%)						1,168

Archer-Daniels-Midland Co	7,800	171
				Casino Hotels (0.40%)
Airlines (0.10%)				Las Vegas Sands Corp (a)(b)	5,300	191
Southwest Airlines Co	14,600	212		Melco Crown Entertainment Ltd ADR (a)(b)	32,600	130
				MGM Mirage (a)(b)	9,210	263
Apparel Manufacturers (0.14%)				Wynn Resorts Ltd (a)	3,200	261

Coach Inc (b)	11,500	288				845

Applications Software (2.80%)				Casino Services (0.21%)
Microsoft Corp	199,600	5,327		International Game Technology	26,100	448
Red Hat Inc (b)	37,600	567

				Cellular Telecommunications (0.30%)
		5,894		MetroPCS Communications Inc (b)	33,500	469

Athletic Footwear (0.17%)				NII Holdings Inc (b)	4,200	159

Nike Inc	5,400	361				628

Audio & Video Products (0.03%)				Chemicals - Diversified (0.63%)
Harman International Industries Inc	2,000	68		Dow Chemical Co/The	8,500	270
				EI Du Pont de Nemours & Co	26,300	1,060

Auto - Car & Light Trucks (0.13%)						1,330

General Motors Corp (a)	28,000	265		Chemicals - Specialty (0.21%)
				Ecolab Inc	3,900	189
Auto - Medium & Heavy Duty Trucks (0.22%)
				International Flavors & Fragrances Inc	2,700	107
Paccar Inc	12,400	474
				Sigma-Aldrich Corp	2,800	147

Auto/Truck Parts & Equipment - Original (0.12%)						443

Johnson Controls Inc	8,000	243		Coal (0.41%)
				Arch Coal Inc	2,600	85

		Schedule of Investments
	LargeCap Blend Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Coal (continued)				Cosmetics & Toiletries (continued)
Consol Energy Inc	9,500	$436		Procter & Gamble Co	62,892	$4,383

Peabody Energy Corp	7,800	351				5,150

		872		Data Processing & Management (0.10%)

Coatings & Paint (0.06%)				Fiserv Inc (b)	4,400	208
Sherwin-Williams Co/The	2,300	131
				Disposable Medical Products (0.09%)
Commercial Banks (0.53%)				CR Bard Inc	2,000	190
BB&T Corp	3,700	140
First Horizon National Corp	41,225	392		Diversified Financial Services (0.07%)
Marshall & Ilsley Corp	28,898	582		IntercontinentalExchange Inc (b)	1,700	137

		1,114

				Diversified Manufacturing Operations (4.16%)
Commercial Services (0.02%)				3M Co	17,900	1,223
Quanta Services Inc (b)	1,900	51		Cooper Industries Ltd	3,700	148
				Danaher Corp	22,900	1,589
Commercial Services - Finance (1.02%)				General Electric Co	128,600	3,279
Automatic Data Processing Inc	13,500	577		Honeywell International Inc	11,700	486
H&R Block Inc	32,000	722		Illinois Tool Works Inc	16,400	729
Mastercard Inc	1,200	213		ITT Corp	5,400	300
Moody's Corp	2,000	68		Leggett & Platt Inc	10,900	238
Paychex Inc	6,400	211		Tyco International Ltd	22,300	781

Western Union Co/The	14,600	360				8,773

		2,151

				Diversified Minerals (0.07%)
Computer Aided Design (0.43%)				Teck Cominco Ltd (a)	5,200	151
Autodesk Inc (b)	26,900	902
				E-Commerce - Products (0.57%)
Computer Services (0.14%)				Amazon.com Inc (b)	16,500	1,201
Computer Sciences Corp (b)	7,300	293
				E-Commerce - Services (0.09%)
Computers (4.07%)				Expedia Inc (b)	13,000	196
Apple Inc (b)	20,200	2,296
Dell Inc (b)	59,200	976		Electric - Generation (0.28%)
Hewlett-Packard Co	45,300	2,095		AES Corp/The (b)	49,800	582
IBM Corp	27,500	3,216

		8,583		Electric - Integrated (2.24%)

				Ameren Corp	2,800	109
Computers - Memory Devices (0.25%)
EMC Corp/Massachusetts (b)	43,300	518		Constellation Energy Group Inc	6,100	148
				Duke Energy Corp	16,800	293
Consulting Services (0.38%)				Entergy Corp	11,100	988
Accenture Ltd	21,300	809		FirstEnergy Corp	13,100	878
				PG&E Corp	8,700	326
Consumer Products - Miscellaneous (0.96%)				PPL Corp	22,700	840
Clorox Co	9,100	571		Public Service Enterprise Group Inc	13,800	452
Fortune Brands Inc	7,400	424		TECO Energy Inc	28,100	442
Kimberly-Clark Corp	15,700	1,018		Xcel Energy Inc	12,400	248

		2,013				4,724

Cosmetics & Toiletries (2.44%)				Electronic Components - Miscellaneous (0.52%)
Avon Products Inc	9,200	383		Tyco Electronics Ltd	39,900	1,104
Colgate-Palmolive Co	5,100	384

		Schedule of Investments
	LargeCap Blend Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electronic Components - Semiconductors (1.59%)				Food - Retail (continued)
Broadcom Corp (b)	21,800	$406		SUPERVALU Inc	8,400	$182
Intel Corp	63,900	1,197		Whole Foods Market Inc (a)	2,600	52

MEMC Electronic Materials Inc (b)	5,100	144				498

National Semiconductor Corp	13,100	226		Food - Wholesale & Distribution (0.23%)
Texas Instruments Inc	50,300	1,081		Sysco Corp	15,800	487
Xilinx Inc	12,700	298

		3,352		Forestry (0.14%)

Electronic Measurement Instruments (0.13%)				Weyerhaeuser Co	4,700	285
Agilent Technologies Inc (b)	9,100	270
				Gas - Distribution (0.57%)
Engineering - Research & Development Services (0.15%)				Centerpoint Energy Inc	18,600	271
Fluor Corp	4,500	251		NiSource Inc	5,600	83
Foster Wheeler Ltd (b)	1,900	68		Sempra Energy	16,900	853

		319				1,207

Enterprise Software & Services (0.46%)				Gold Mining (0.14%)
Oracle Corp (b)	47,500	965		Agnico-Eagle Mines Ltd	5,500	303

Entertainment Software (0.15%)				Health Care Cost Containment (0.27%)
Electronic Arts Inc (b)	8,800	325		McKesson Corp	10,400	560

Fiduciary Banks (0.72%)				Hotels & Motels (0.33%)
Bank of New York Mellon Corp/The	14,800	482		Marriott International Inc/DE	26,400	689
Northern Trust Corp	3,400	246
				Human Resources (0.10%)
State Street Corp	14,000	796

				Monster Worldwide Inc (b)	2,700	40
		1,524

				Robert Half International Inc	6,800	169

Finance - Commercial (0.04%)						209

CIT Group Inc	12,600	88
				Independent Power Producer (0.30%)
Finance - Credit Card (0.17%)				Dynegy Inc (b)	52,500	188
American Express Co	10,300	365		NRG Energy Inc (b)	18,000	445

						633

Finance - Investment Banker & Broker (4.88%)				Industrial Gases (0.40%)
Charles Schwab Corp/The	2,500	65		Praxair Inc	11,600	832
Citigroup Inc	158,760	3,256
Goldman Sachs Group Inc/The	11,800	1,510		Instruments - Scientific (0.12%)
JP Morgan Chase & Co	97,788	4,567		Waters Corp (b)	4,500	262
Merrill Lynch & Co Inc (a)	19,900	503
Morgan Stanley	16,500	380		Insurance Brokers (0.33%)

		10,281		Aon Corp	13,400	602

				Marsh & McLennan Cos Inc	3,200	102

Finance - Other Services (0.23%)						704

CME Group Inc	1,300	483
				Internet Security (0.17%)
Food - Miscellaneous/Diversified (0.79%)				VeriSign Inc (b)	13,800	360
General Mills Inc	2,100	144
Kraft Foods Inc	37,593	1,231		Investment Management & Advisory Services (0.65%)
Sara Lee Corp	23,700	300		Ameriprise Financial Inc	17,320	662

		1,675		Franklin Resources Inc	4,600	405

				Invesco Ltd	14,800	310

Food - Retail (0.24%)						1,377

Kroger Co/The	9,600	264

		Schedule of Investments
	LargeCap Blend Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Life & Health Insurance (0.46%)				Medical Products (3.37%)
Aflac Inc	6,000	$353		Baxter International Inc	16,200	$1,063
Prudential Financial Inc	8,700	626		Becton Dickinson & Co	5,300	425

		979		Covidien Ltd	16,000	860

Machinery - Construction & Mining (0.30%)				Hospira Inc (b)	3,000	115
Joy Global Inc	2,500	113		Johnson & Johnson	57,500	3,984
Terex Corp (b)	17,200	525		Stryker Corp	5,800	361

		638		Zimmer Holdings Inc (b)	4,700	304

						7,112

Machinery - Farm (0.43%)
Deere & Co	18,400	911		Metal - Aluminum (0.17%)
				Alcoa Inc	16,200	366
Medical - Biomedical/Gene (1.94%)
Amgen Inc (b)	21,200	1,256		Metal - Diversified (0.25%)
Biogen Idec Inc (b)	6,200	312		Freeport-McMoRan Copper & Gold Inc	9,253	526
Celgene Corp (b)	12,500	791
				Metal - Iron (0.10%)
Genentech Inc (b)	2,300	204		Cleveland-Cliffs Inc	4,000	212
Genzyme Corp (b)	600	49
Gilead Sciences Inc (b)	32,300	1,472		Metal Processors & Fabrication (0.06%)

		4,084		Precision Castparts Corp	1,700	134

Medical - Drugs (4.17%)
Abbott Laboratories	27,700	1,595		Motion Pictures & Services (0.01%)
Allergan Inc/United States	12,900	664		Ascent Media Corp (b)	705	17
Bristol-Myers Squibb Co	41,200	859		Motorcycle/Motor Scooter (0.13%)
Cephalon Inc (b)	2,300	178		Harley-Davidson Inc	7,200	269
Eli Lilly & Co	20,500	903
Merck & Co Inc/NJ	55,600	1,755		Multi-Line Insurance (1.24%)
Pfizer Inc	43,200	797		ACE Ltd	5,900	319
Schering-Plough Corp	37,700	696		Assurant Inc	3,300	182
Wyeth	36,200	1,337		Hartford Financial Services Group Inc	3,100	127

		8,784		Loews Corp	9,600	379

Medical - HMO (1.18%)				MetLife Inc	22,200	1,243
Aetna Inc	6,900	249		XL Capital Ltd	20,600	370

Cigna Corp	14,100	479				2,620

Humana Inc (b)	12,400	511		Multimedia (1.41%)
UnitedHealth Group Inc	12,600	320		Liberty Media Corp - Entertainment (b)	8,700	217
WellPoint Inc (b)	20,000	935		McGraw-Hill Cos Inc/The	3,700	117

		2,494		News Corp	21,000	252

Medical - Wholesale Drug Distribution (0.18%)				Time Warner Inc	101,800	1,335
AmerisourceBergen Corp	8,200	309		Viacom Inc (b)	6,500	161
Cardinal Health Inc	1,600	79		Walt Disney Co/The	28,900	887

		388				2,969

Medical Instruments (1.12%)				Networking Products (1.04%)
Boston Scientific Corp (b)	21,800	268		Cisco Systems Inc (b)	56,400	1,272
Intuitive Surgical Inc (b)	1,200	289		Juniper Networks Inc (b)	43,500	917

Medtronic Inc	29,800	1,493				2,189

St Jude Medical Inc (b)	7,300	317		Non-Hazardous Waste Disposal (0.41%)

		2,367		Allied Waste Industries Inc (b)	59,700	663

		Schedule of Investments
	LargeCap Blend Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Non-Hazardous Waste Disposal (continued)				Pipelines (continued)
Republic Services Inc	6,850	$206		Williams Cos Inc	8,200	$194

		869				803

Oil - Field Services (2.27%)				Property & Casualty Insurance (0.53%)
Baker Hughes Inc	15,200	920		Chubb Corp	5,000	275
BJ Services Co	17,700	339		Travelers Cos Inc/The	18,815	850

Halliburton Co	2,500	81				1,125

Schlumberger Ltd	40,800	3,186		Radio (0.03%)
Smith International Inc	4,400	258		Sirius XM Radio Inc (b)	96,980	55

		4,784

Oil & Gas Drilling (0.60%)				Regional Banks (3.76%)
Nabors Industries Ltd (b)	9,700	242		Bank of America Corp	70,086	2,453
Transocean Inc	9,274	1,018		National City Corp (b)(c)(d)(e)	6,300	11

		1,260		National City Corp (a)	65,800	115

				PNC Financial Services Group Inc	17,900	1,337
Oil Company - Exploration & Production (1.85%)				US Bancorp	41,000	1,477
Devon Energy Corp	7,300	666		Wells Fargo & Co	67,500	2,533

EOG Resources Inc	9,100	814				7,926

Newfield Exploration Co (b)	6,300	202
Noble Energy Inc	1,500	83		Reinsurance (0.16%)
Occidental Petroleum Corp	13,800	972		Axis Capital Holdings Ltd	10,800	342
Range Resources Corp	3,600	154
				REITS - Apartments (0.31%)
XTO Energy Inc	21,600	1,005

				Equity Residential	14,900	662
		3,896

Oil Company - Integrated (7.26%)				REITS - Office Property (0.27%)
Chevron Corp	46,000	3,794		Boston Properties Inc	6,100	571
ConocoPhillips	18,000	1,319
Exxon Mobil Corp	115,000	8,931		REITS - Regional Malls (0.47%)
Murphy Oil Corp	14,100	904		Simon Property Group Inc	10,300	999
Total SA ADR	6,000	364		REITS - Warehouse & Industrial (0.15%)

		15,312		Prologis	7,500	309

Oil Field Machinery & Equipment (0.43%)
FMC Technologies Inc (b)	12,400	577		Retail - Bedding (0.50%)
National Oilwell Varco Inc (b)	6,477	326		Bed Bath & Beyond Inc (a)(b)	33,800	1,062

		903

				Retail - Building Products (1.01%)
Oil Refining & Marketing (0.39%)				Home Depot Inc	41,900	1,085
Sunoco Inc	11,300	402		Lowe's Cos Inc	44,400	1,052

Valero Energy Corp	13,800	418				2,137

		820

				Retail - Computer Equipment (0.03%)
Paper & Related Products (0.28%)				GameStop Corp (b)	1,700	58
International Paper Co	16,900	443
MeadWestvaco Corp	6,700	156		Retail - Consumer Electronics (0.05%)

		599		Best Buy Co Inc	2,550	96

Pharmacy Services (0.46%)				Retail - Discount (1.88%)
Medco Health Solutions Inc (b)	21,400	963		Costco Wholesale Corp	10,100	656
Pipelines (0.38%)				Target Corp	5,000	245
Spectra Energy Corp	25,600	609		Wal-Mart Stores Inc	51,000	3,054

						3,955

		Schedule of Investments
	LargeCap Blend Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares		Value
	Held	(000	's)		Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Drug Store (0.72%)				Transport - Rail (0.99%)
CVS/Caremark Corp	32,378	$1,090		Canadian National Railway Co	10,100		$483
Walgreen Co	13,700	424		CSX Corp	7,400		404

		1,514		Norfolk Southern Corp	4,800		318

Retail - Regional Department Store (0.56%)				Union Pacific Corp	12,300		875

Kohl's Corp (b)	25,500	1,175					2,080

				Transport - Services (0.56%)
Retail - Restaurants (1.00%)				Expeditors International of Washington Inc	16,300		568
McDonald's Corp	24,400	1,505		United Parcel Service Inc	9,600		604

Yum! Brands Inc	18,600	607					1,172

		2,112

				Web Portals (1.06%)
Schools (0.12%)				Google Inc (b)	5,600		2,243
Apollo Group Inc (b)	4,200	249
				Wireless Equipment (1.50%)
Semiconductor Component - Integrated Circuits (0.36%)				American Tower Corp (b)	14,460		520
Analog Devices Inc	9,100	240		Crown Castle International Corp (b)	12,300		357
Marvell Technology Group Ltd (b)	56,800	528		Motorola Inc	73,100		522

		768		Qualcomm Inc	40,800		1,753

Semiconductor Equipment (0.29%)							3,152

Applied Materials Inc	30,900	467		TOTAL COMMON STOCKS		$207,166

Kla-Tencor Corp	4,800	152

		619		PREFERRED STOCKS (0.02%)

				Regional Banks (0.02%)
Steel - Producers (0.11%)				National City Corp (b)(d)	1		35

Nucor Corp	5,700	225
				TOTAL PREFERRED STOCKS		$35

Telecommunication Equipment (0.17%)					Principal
Alcatel-Lucent ADR	93,392	359			Amount		Value
					(000	's)	(000	's)

Telecommunication Equipment - Fiber Optics (0.27%)				SHORT TERM INVESTMENTS (0.07%)
Corning Inc	11,900	186		Commercial Paper (0.07%)
JDS Uniphase Corp (b)	45,800	388		United States Treasury Bill

		574		1.61%, 10/23/2008 (b)(f)	$150		$150

Telephone - Integrated (2.23%)				TOTAL SHORT TERM INVESTMENTS		$150

AT&T Inc	143,277	4,000		REPURCHASE AGREEMENTS (1.47%)
Sprint Nextel Corp	115,300	704		Money Center Banks (1.47%)

		4,704		Deutsche Bank Repurchase Agreement;

				2.00% dated 09/30/08 maturing 10/01/08
Therapeutics (0.06%)				(collateralized by U.S. Government
Warner Chilcott Ltd (b)	7,900	119		Agency Issues; $3,150,000; 2.11% -
				7.25%; dated 03/27/09 - 08/20/13) (g)	$3,101		$3,101

Tobacco (1.36%)				TOTAL REPURCHASE AGREEMENTS		$3,101

Lorillard Inc	7,400	526		Total Investments		$210,452
Philip Morris International Inc	48,600	2,338		Other Assets in Excess of Liabilities, Net - 0.18%			370

		2,864

				TOTAL NET ASSETS - 100.00%		$210,822

Tools - Hand Held (0.05%)
Stanley Works/The	2,700	113

Toys (0.08%)
Mattel Inc	9,100	164

				Schedule of Investments
				LargeCap Blend Account II
				September 30, 2008 (unaudited)
(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)	Restricted Security. At the end of the period, the value of this security
	totaled $11 or 0.01% of net assets. The security was purchased on April
	29, 2008 at a cost of $32 ($5.00 per share).
(d)	Security is Illiquid
(e)	Market value is determined in accordance with procedures established in
	good faith by the Board of Directors. At the end of the period, the value
	of these securities totaled $11 or 0.01% of net assets.
(f)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $150 or 0.07% of net assets.
(g)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation				$10,906
Unrealized Depreciation				(41,227)

Net Unrealized Appreciation (Depreciation)				(30,321)
Cost for federal income tax purposes				240,773
All dollar amounts are shown in thousands (000's)

	Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini;
December 2008	31	$1,797	$1,812	$15

All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Sector				Percent

Consumer, Non-cyclical				24.26%
Financial				16.48%
Energy				13.59%
Technology				10.64%
Industrial				10.63%
Communications				9.92%
Consumer, Cyclical				8.13%
Utilities				3.39%
Basic Materials				2.71%
Government				0.07%
Other Assets in Excess of Liabilities, Net				0.18%

TOTAL NET ASSETS				100.00%

	Other Assets Summary (unaudited)

Asset Type				Percent

Futures				0.86%

		Schedule of Investments
	LargeCap Growth Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (93.96%)				COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.57%)				Finance - Investment Banker & Broker
United Technologies Corp	63,300	$3,802		(continued)
				Merrill Lynch & Co Inc	104,900	$2,654

Agricultural Biotech (1.53%)						17,574

Monsanto Co	37,358	3,698		Food - Miscellaneous/Diversified (2.55%)
				General Mills Inc	89,900	6,178
Agricultural Chemicals (1.30%)
Potash Corp of Saskatchewan	23,900	3,155		Forestry (1.50%)
				Weyerhaeuser Co	60,000	3,635
Airlines (0.97%)
Delta Air Lines Inc (a)	317,257	2,364		Instruments - Scientific (1.62%)
				Thermo Fisher Scientific Inc (a)	71,600	3,938
Athletic Footwear (1.77%)
Nike Inc	63,981	4,280		Internet Security (1.21%)
				Symantec Corp (a)	149,900	2,935
Beverages - Non-Alcoholic (2.57%)
Coca-Cola Co/The	117,733	6,226		Machinery - Construction & Mining (0.88%)
				Caterpillar Inc	36,000	2,146
Coal (0.95%)
Peabody Energy Corp	51,000	2,295		Medical - Biomedical/Gene (4.66%)
				Amgen Inc (a)	74,000	4,386
Commercial Services - Finance (6.14%)				Gilead Sciences Inc (a)	151,500	6,905

Mastercard Inc	26,534	4,705
						11,291

Visa Inc	79,874	4,904
Western Union Co/The	214,200	5,284		Medical - Generic Drugs (1.98%)

		14,893		Teva Pharmaceutical Industries Ltd ADR	105,100	4,813

Computers (6.08%)				Medical Instruments (2.39%)
Apple Inc (a)	46,022	5,231		Intuitive Surgical Inc (a)	24,049	5,795
Hewlett-Packard Co	152,943	7,072
Research In Motion Ltd (a)	35,541	2,427		Medical Products (4.68%)

		14,730		Baxter International Inc	92,700	6,084

Cosmetics & Toiletries (2.22%)				Covidien Ltd	97,900	5,263

Avon Products Inc	129,519	5,384				11,347

				Networking Products (2.44%)
E-Commerce - Products (1.70%)				Cisco Systems Inc (a)	262,700	5,927
Amazon.com Inc (a)	56,600	4,118
				Oil & Gas Drilling (1.18%)
Electric Products - Miscellaneous (1.85%)				Transocean Inc	26,000	2,856
Emerson Electric Co	110,000	4,487
				Oil Company - Exploration & Production (3.68%)
Energy - Alternate Sources (1.66%)				Chesapeake Energy Corp	90,900	3,260
First Solar Inc (a)	21,300	4,024		Devon Energy Corp	62,200	5,672

						8,932

Entertainment Software (1.49%)
Activision Blizzard Inc (a)	233,900	3,609		Oil Field Machinery & Equipment (1.39%)
				National Oilwell Varco Inc (a)	67,200	3,375
Fiduciary Banks (1.45%)
State Street Corp	61,628	3,505		Optical Supplies (2.21%)
				Alcon Inc	33,200	5,362
Finance - Investment Banker & Broker (7.25%)
Goldman Sachs Group Inc/The	41,538	5,317		Paper & Related Products (1.25%)
JP Morgan Chase & Co	205,642	9,603		International Paper Co	115,900	3,034

			Schedule of Investments
	LargeCap Growth Account
			September 30, 2008 (unaudited)

					Unrealized Appreciation (Depreciation)
					The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares		Value		of investments held by the account as of the period end were as follows:
	Held		(000	's)

COMMON STOCKS (continued)					Unrealized Appreciation	$19,740
Pharmacy Services (2.42%)					Unrealized Depreciation	(23,926)

Express Scripts Inc (a)	79,500		$5,869		Net Unrealized Appreciation (Depreciation)	(4,186)
					Cost for federal income tax purposes	232,417
Retail - Apparel & Shoe (1.39%)					All dollar amounts are shown in thousands (000's)
Guess ? Inc	96,860		3,370
					Portfolio Summary (unaudited)

Retail - Discount (5.15%)					Sector	Percent

Wal-Mart Stores Inc	208,500		12,487		Consumer, Non-cyclical	33.35%
					Consumer, Cyclical	11.79%
Retail - Restaurants (2.51%)					Communications	11.28%
McDonald's Corp	98,500		6,077		Financial	8.87%
					Energy	8.86%
Semiconductor Equipment (1.01%)					Technology	8.57%
					Industrial	7.37%
Applied Materials Inc	161,900		2,450		Basic Materials	4.05%
					Other Assets in Excess of Liabilities, Net	5.86%

Transport - Rail (1.44%)					TOTAL NET ASSETS	100.00%

Union Pacific Corp	49,000		3,487

Web Portals (2.54%)
Google Inc (a)	15,390		6,164

Wireless Equipment (3.38%)
American Tower Corp (a)	67,900		2,442
Qualcomm Inc	133,900		5,754

			8,196

TOTAL COMMON STOCKS	$227,808

	Principal
	Amount		Value
	(000	's)	(000	's)

SHORT TERM INVESTMENTS (0.18%)
Commercial Paper (0.18%)
Investment in Joint Trading Account; HSBC
Funding
2.75%, 10/ 1/2008	$211		$211
Investment in Joint Trading Account;
Prudential Funding
2.75%, 10/ 1/2008	212		212

			423

TOTAL SHORT TERM INVESTMENTS	$423

Total Investments	$228,231
Other Assets in Excess of Liabilities, Net - 5.86%			14,212

TOTAL NET ASSETS - 100.00%	$242,443

(a) Non-Income Producing Security

		Schedule of Investments
	LargeCap Growth Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.78%)				COMMON STOCKS (continued)
Advertising Sales (0.77%)				Engineering - Research & Development Services (0.55%)
Lamar Advertising Co (a)(b)	52,700	$1,628		McDermott International Inc (b)	45,000	$1,150

Agricultural Biotech (0.84%)				Entertainment Software (1.98%)
Monsanto Co	17,800	1,762		Electronic Arts Inc (b)	112,800	4,172

Agricultural Chemicals (0.71%)				Fiduciary Banks (1.96%)
Potash Corp of Saskatchewan	11,300	1,492		State Street Corp	72,300	4,112

Applications Software (3.62%)				Finance - Investment Banker & Broker (3.45%)
Microsoft Corp	225,000	6,005		Charles Schwab Corp/The	63,600	1,654
Salesforce.com Inc (b)	33,200	1,607		Goldman Sachs Group Inc/The	26,300	3,366

		7,612		Morgan Stanley	96,900	2,229

Casino Hotels (1.26%)						7,249

Las Vegas Sands Corp (a)(b)	44,000	1,589		Health Care Cost Containment (1.21%)
MGM Mirage (a)(b)	37,110	1,057		McKesson Corp	47,400	2,551

		2,646

				Hotels & Motels (1.68%)
Casino Services (0.85%)				Marriott International Inc/DE	135,800	3,543
International Game Technology	103,600	1,780
				Independent Power Producer (0.98%)
Cellular Telecommunications (0.98%)				NRG Energy Inc (b)	83,300	2,062
MetroPCS Communications Inc (b)	147,200	2,059
				Industrial Gases (1.89%)
Commercial Services - Finance (1.38%)				Praxair Inc	55,500	3,982
Automatic Data Processing Inc	68,000	2,907
				Internet Security (0.53%)
Computer Aided Design (0.61%)				VeriSign Inc (b)	43,100	1,124
Autodesk Inc (b)	38,000	1,275
				Investment Management & Advisory Services (1.19%)
Computers (3.33%)				Franklin Resources Inc	28,300	2,494
Apple Inc (b)	54,600	6,206
Research In Motion Ltd (b)	11,700	799		Medical - Biomedical/Gene (7.59%)

		7,005		Celgene Corp (b)	47,143	2,983

Consulting Services (2.71%)				Genentech Inc (b)	54,100	4,797
Accenture Ltd	149,700	5,689		Gilead Sciences Inc (b)	179,500	8,182

						15,962

Diversified Manufacturing Operations (3.96%)				Medical - Drugs (3.35%)
Danaher Corp	120,100	8,335		Allergan Inc/United States	76,700	3,950
E-Commerce - Products (4.84%)				Wyeth	84,000	3,103

Amazon.com Inc (b)	140,000	10,186				7,053

				Medical - HMO (1.36%)
E-Commerce - Services (0.90%)				Humana Inc (b)	69,400	2,859
Expedia Inc (b)	125,700	1,899
				Medical Instruments (2.60%)
Electronic Components - Semiconductors (4.95%)				Medtronic Inc	77,500	3,883
Broadcom Corp (b)	142,400	2,653		St Jude Medical Inc (b)	36,500	1,587

Intel Corp	198,900	3,725				5,470

Xilinx Inc	172,100	4,036

		10,414		Medical Products (2.50%)

				Baxter International Inc	34,900	2,291

		Schedule of Investments
	LargeCap Growth Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares		Value
	Held	(000	's)		Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical Products (continued)				Wireless Equipment (7.64%)
Stryker Corp	47,600	$2,965		American Tower Corp (b)	202,900		$7,298

		5,256		Crown Castle International Corp (b)	90,500		2,622

Metal - Diversified (0.75%)				Qualcomm Inc	142,900		6,141

Freeport-McMoRan Copper & Gold Inc	27,700	1,575					16,061

				TOTAL COMMON STOCKS	$209,825

Networking Products (3.76%)
Juniper Networks Inc (b)	374,800	7,897			Principal
					Amount		Value

Oil - Field Services (3.67%)					(000	's)	(000	's)

Schlumberger Ltd	98,800	7,715		REPURCHASE AGREEMENTS (1.24%)
				Money Center Banks (1.24%)
Oil Company - Exploration & Production (0.83%)				Deutsche Bank Repurchase Agreement;
EOG Resources Inc	19,400	1,736		2.00% dated 09/30/08 maturing 10/01/08
				(collateralized by U.S. Government
Oil Company - Integrated (1.15%)				Agency Issues; $2,655,000; 2.11% -
				7.25%; dated 03/27/09 - 08/20/13) (c)	$2,613		$2,613

Suncor Energy Inc	57,400	2,426
				TOTAL REPURCHASE AGREEMENTS	$2,613

Pharmacy Services (1.67%)				Total Investments	$212,438
Medco Health Solutions Inc (b)	78,100	3,515		Liabilities in Excess of Other Assets, Net - (1.02)%			(2,135)

				TOTAL NET ASSETS - 100.00%	$210,303

Power Converter & Supply Equipment (0.22%)
Sunpower Corp - Class A (b)	2,400	170
Sunpower Corp - Class B (b)	4,300	297		(a)			Security or a portion of the security was on loan at the end of the period.

		467		(b) Non-Income Producing Security

Retail - Bedding (1.25%)				(c)			Security was purchased with the cash proceeds from securities loans.
Bed Bath & Beyond Inc (b)	83,400	2,620
				Unrealized Appreciation (Depreciation)
Retail - Discount (1.87%)				The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Wal-Mart Stores Inc	65,500	3,923		of investments held by the account as of the period end were as follows:
				Unrealized Appreciation	$16,560
Retail - Regional Department Store (1.10%)

Kohl's Corp (b)	50,200	2,313		Unrealized Depreciation			(41,175)

				Net Unrealized Appreciation (Depreciation)			(24,615)
Retail - Restaurants (1.16%)				Cost for federal income tax purposes			237,053
Yum! Brands Inc	75,100	2,449		All dollar amounts are shown in thousands (000's)

Semiconductor Component - Integrated Circuits (1.95%)				Portfolio Summary (unaudited)

Marvell Technology Group Ltd (b)	439,800	4,090		Sector			Percent

				Consumer, Non-cyclical			25.21%
Semiconductor Equipment (1.15%)				Communications			24.32%
ASML Holding NV	137,600	2,423		Technology			17.59%
				Consumer, Cyclical			10.08%
				Financial			7.83%
Toys (0.91%)				Industrial			6.01%
Nintendo Co Ltd ADR	36,300	1,911		Energy			5.65%
				Basic Materials			3.35%
Transport - Services (1.28%)				Utilities			0.98%
Expeditors International of Washington Inc	77,000	2,683		Liabilities in Excess of Other Assets, Net			(1.02%)

				TOTAL NET ASSETS			100.00%

Web Portals (4.89%)
Google Inc (b)	25,700	10,293

		Schedule of Investments
	LargeCap S&P 500 Index Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (98.72%)				COMMON STOCKS (continued)
Advertising Agencies (0.15%)				Auto - Car & Light Trucks (0.17%)
Interpublic Group of Cos Inc (a)	6,097	$47		Ford Motor Co (a)	28,939	$151
Omnicom Group Inc	4,080	158		General Motors Corp	7,245	68

		205				219

Aerospace & Defense (1.54%)				Auto - Medium & Heavy Duty Trucks (0.13%)
Boeing Co	9,473	543		Paccar Inc	4,650	178
General Dynamics Corp	5,084	374
Lockheed Martin Corp	4,261	467		Auto/Truck Parts & Equipment - Original (0.17%)
Northrop Grumman Corp	4,319	262		Johnson Controls Inc	7,599	230
Raytheon Co	5,335	286
				Beverages - Non-Alcoholic (2.19%)
Rockwell Collins Inc	2,040	98

				Coca-Cola Co/The	25,439	1,345
		2,030

				Coca-Cola Enterprises Inc	4,058	68
Aerospace & Defense Equipment (0.61%)				Pepsi Bottling Group Inc	1,748	51
Goodrich Corp	1,601	67		PepsiCo Inc	20,034	1,428

United Technologies Corp	12,341	741				2,892

		808

				Beverages - Wine & Spirits (0.09%)
Agricultural Biotech (0.53%)				Brown-Forman Corp	1,004	72
Monsanto Co	7,038	697		Constellation Brands Inc (a)	2,481	53

						125

Agricultural Chemicals (0.05%)
CF Industries Holdings Inc	723	66		Brewery (0.52%)
				Anheuser-Busch Cos Inc	9,202	597
Agricultural Operations (0.14%)				Molson Coors Brewing Co	1,928	90

Archer-Daniels-Midland Co	8,245	181				687

Airlines (0.10%)				Building - Residential & Commercial (0.12%)
Southwest Airlines Co	9,392	136		Centex Corp	1,581	26
				DR Horton Inc	3,525	46
Apparel Manufacturers (0.20%)				KB Home (b)	963	19
Coach Inc (a)	4,311	108		Lennar Corp	1,809	27
Jones Apparel Group Inc	1,068	20		Pulte Homes Inc	2,734	38

Polo Ralph Lauren Corp	728	48				156

VF Corp	1,115	86		Building Products - Wood (0.06%)

		262		Masco Corp	4,607	83

Appliances (0.06%)
Whirlpool Corp	953	76		Cable TV (0.73%)
				Comcast Corp	37,344	733
Applications Software (2.24%)				DIRECTV Group Inc/The (a)	7,387	193
Citrix Systems Inc (a)	2,334	59		Scripps Networks Interactive	1,150	42

Compuware Corp (a)	3,262	32				968

Intuit Inc (a)	4,108	130		Casino Services (0.05%)
Microsoft Corp	100,484	2,682		International Game Technology	3,962	68
Salesforce.com Inc (a)	1,332	64

		2,967		Chemicals - Diversified (0.81%)

				Dow Chemical Co/The	11,837	376
Athletic Footwear (0.25%)
Nike Inc	5,021	336		EI Du Pont de Nemours & Co	11,545	465
				PPG Industries Inc	2,100	123
Audio & Video Products (0.02%)				Rohm & Haas Co	1,585	111

Harman International Industries Inc	749	26				1,075

		Schedule of Investments
	LargeCap S&P 500 Index Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Chemicals - Specialty (0.25%)				Computers (continued)
Ashland Inc	726	$21		Hewlett-Packard Co	31,341	$1,449
Eastman Chemical Co	978	54		IBM Corp	17,338	2,028
Ecolab Inc	2,247	109		Sun Microsystems Inc (a)	9,636	73

Hercules Inc	1,442	28				5,206

International Flavors & Fragrances Inc	1,005	40		Computers - Integrated Systems (0.03%)
Sigma-Aldrich Corp	1,612	84		Teradata Corp (a)	2,284	45

		336

Coal (0.23%)				Computers - Memory Devices (0.34%)
Consol Energy Inc	2,344	107		EMC Corp/Massachusetts (a)	26,497	317
Massey Energy Co	1,082	39		NetApp Inc (a)	4,190	77
Peabody Energy Corp	3,480	157		SanDisk Corp (a)	2,879	56

		303				450

Coatings & Paint (0.05%)				Computers - Peripheral Equipment (0.03%)
Sherwin-Williams Co/The	1,263	72		Lexmark International Inc (a)	1,126	37

Commercial Banks (0.44%)				Consumer Products - Miscellaneous (0.43%)
BB&T Corp	7,032	266		Clorox Co	1,767	111
First Horizon National Corp	2,583	24		Fortune Brands Inc	1,919	110
M&T Bank Corp	987	88		Kimberly-Clark Corp	5,314	344

Marshall & Ilsley Corp	3,320	67				565

Regions Financial Corp	8,891	85		Containers - Metal & Glass (0.04%)
Zions Bancorporation	1,467	57		Ball Corp	1,237	49

		587

				Containers - Paper & Plastic (0.09%)
Commercial Services (0.02%)				Bemis Co Inc	1,275	33
Convergys Corp (a)	1,559	23
				Pactiv Corp (a)	1,675	42
Commercial Services - Finance (0.82%)				Sealed Air Corp	2,023	44

Automatic Data Processing Inc	6,512	278				119

Equifax Inc	1,641	57		Cosmetics & Toiletries (2.64%)
H&R Block Inc	4,199	95		Avon Products Inc	5,448	227
Mastercard Inc	926	164		Colgate-Palmolive Co	6,472	488
Moody's Corp	2,526	86		Estee Lauder Cos Inc/The	1,469	73
Paychex Inc	4,106	136		Procter & Gamble Co	38,830	2,706

Total System Services Inc	2,530	41				3,494

Western Union Co/The	9,331	230		Cruise Lines (0.15%)

		1,087		Carnival Corp	5,592	198

Computer Aided Design (0.07%)
Autodesk Inc (a)	2,879	97		Data Processing & Management (0.11%)
				Fidelity National Information Services Inc	2,428	45
Computer Services (0.18%)				Fiserv Inc (a)	2,099	99

Affiliated Computer Services Inc (a)	1,245	63				144

Cognizant Technology Solutions Corp (a)	3,732	85		Dental Supplies & Equipment (0.03%)
Computer Sciences Corp (a)	1,937	78		Patterson Cos Inc (a)	1,166	35
Unisys Corp (a)	4,601	13

		239		Dialysis Centers (0.06%)

Computers (3.94%)				DaVita Inc (a)	1,336	76
Apple Inc (a)	11,337	1,288
Dell Inc (a)	22,305	368

		Schedule of Investments
	LargeCap S&P 500 Index Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Disposable Medical Products (0.09%)				Electric - Integrated (continued)
CR Bard Inc	1,271	$121		Edison International	4,169	$166
				Entergy Corp	2,452	218
Distribution & Wholesale (0.18%)				Exelon Corp	8,412	527
Fastenal Co	1,654	82		FirstEnergy Corp	3,901	261
Genuine Parts Co	2,071	83		FPL Group Inc	5,227	263
WW Grainger Inc	829	72		Integrys Energy Group Inc	978	49

		237		Pepco Holdings Inc	2,582	59

Diversified Financial Services (0.06%)				PG&E Corp	4,588	172
IntercontinentalExchange Inc (a)	965	78		Pinnacle West Capital Corp	1,289	44
				PPL Corp	4,792	177
Diversified Manufacturing Operations (4.34%)				Progress Energy Inc	3,353	145
3M Co	8,945	611		Public Service Enterprise Group Inc	6,507	213
Cooper Industries Ltd	2,227	89		Southern Co	9,856	372
Danaher Corp	3,265	227		TECO Energy Inc	2,722	43
Dover Corp	2,404	97		Xcel Energy Inc	5,708	114

Eaton Corp	2,127	119				4,123

General Electric Co (c)	127,306	3,246
Honeywell International Inc	9,527	396		Electric Products - Miscellaneous (0.34%)
				Emerson Electric Co	9,930	405
Illinois Tool Works Inc	5,118	228
				Molex Inc	1,826	41

Ingersoll-Rand Co Ltd	4,076	127
						446

ITT Corp	2,326	129
Leggett & Platt Inc	2,057	45		Electronic Components - Miscellaneous (0.15%)
Parker Hannifin Corp	2,145	114		Jabil Circuit Inc	2,688	26
Textron Inc	3,181	93		Tyco Electronics Ltd	6,044	167

Tyco International Ltd	6,076	213				193

		5,734		Electronic Components - Semiconductors (1.81%)

Diversified Operations (0.08%)				Advanced Micro Devices Inc (a)	7,770	41
Leucadia National Corp	2,265	103		Altera Corp	3,850	80
				Broadcom Corp (a)	5,648	105
E-Commerce - Products (0.22%)				Intel Corp	71,945	1,347
Amazon.com Inc (a)	4,088	297		LSI Corp (a)	8,237	44
				MEMC Electronic Materials Inc (a)	2,891	82
E-Commerce - Services (0.27%)				Microchip Technology Inc (b)	2,356	69
eBay Inc (a)	13,981	313		Micron Technology Inc (a)	9,739	39
Expedia Inc (a)	2,678	40		National Semiconductor Corp	2,495	43

		353		Nvidia Corp (a)	7,123	76

Electric - Generation (0.08%)				QLogic Corp (a)	1,679	26
AES Corp/The (a)	8,609	101		Texas Instruments Inc	16,775	361
				Xilinx Inc	3,538	83

Electric - Integrated (3.12%)						2,396

Allegheny Energy Inc	2,161	80
Ameren Corp	2,690	105		Electronic Connectors (0.07%)
American Electric Power Co Inc	5,148	191		Amphenol Corp	2,260	91
CMS Energy Corp	2,883	36		Electronic Forms (0.20%)
Consolidated Edison Inc	3,496	150		Adobe Systems Inc (a)	6,788	268
Constellation Energy Group Inc	2,282	55
Dominion Resources Inc/VA	7,422	318		Electronic Measurement Instruments (0.10%)
DTE Energy Co	2,087	83		Agilent Technologies Inc (a)	4,575	136
Duke Energy Corp	16,187	282

		Schedule of Investments
	LargeCap S&P 500 Index Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electronics - Military (0.12%)				Financial Guarantee Insurance (0.03%)
L-3 Communications Holdings Inc	1,554	$153		MBIA Inc	2,502	$30
				MGIC Investment Corp	1,601	11

Engineering - Research & Development Services (0.16%)						41

Fluor Corp	2,291	128
Jacobs Engineering Group Inc (a)	1,567	85		Food - Confectionery (0.23%)

		213		Hershey Co/The	2,121	84

				WM Wrigley Jr Co	2,757	219

Engines - Internal Combustion (0.09%)						303

Cummins Inc	2,594	113
				Food - Dairy Products (0.03%)
Enterprise Software & Services (0.92%)				Dean Foods Co (a)	1,950	46
BMC Software Inc (a)	2,432	70
CA Inc	5,040	100		Food - Meat Products (0.03%)
Novell Inc (a)	4,418	23		Tyson Foods Inc	3,840	46
Oracle Corp (a)	50,145	1,018		Food - Miscellaneous/Diversified (1.29%)

		1,211		Campbell Soup Co	2,710	105

Entertainment Software (0.11%)				ConAgra Foods Inc	5,797	113
Electronic Arts Inc (a)	4,080	151		General Mills Inc	4,302	296
				HJ Heinz Co	3,997	199
Fiduciary Banks (0.75%)				Kellogg Co	3,204	180
Bank of New York Mellon Corp/The	14,666	478		Kraft Foods Inc	19,427	636
Northern Trust Corp	2,829	204		McCormick & Co Inc/MD	1,650	63
State Street Corp	5,525	314		Sara Lee Corp	9,040	114

		996				1,706

Filtration & Separation Products (0.04%)				Food - Retail (0.35%)
Pall Corp	1,534	53		Kroger Co/The	8,381	230
				Safeway Inc	5,572	132
Finance - Commercial (0.02%)
				SUPERVALU Inc	2,718	59
CIT Group Inc (b)	3,652	25
				Whole Foods Market Inc	1,795	36

Finance - Consumer Loans (0.06%)						457

SLM Corp (a)	5,980	74		Food - Wholesale & Distribution (0.18%)
				Sysco Corp	7,704	238
Finance - Credit Card (0.46%)
American Express Co	14,837	525		Forestry (0.21%)
Discover Financial Services	6,134	85		Plum Creek Timber Co Inc	2,190	109

		610		Weyerhaeuser Co	2,704	164

Finance - Investment Banker & Broker (4.15%)						273

Charles Schwab Corp/The	11,938	310		Gas - Distribution (0.23%)
Citigroup Inc	69,685	1,429		Centerpoint Energy Inc	4,374	64
E*Trade Financial Corp (a)	6,875	19		Nicor Inc	578	25
Goldman Sachs Group Inc/The	5,560	712		NiSource Inc	3,509	52
JP Morgan Chase & Co	47,095	2,199		Sempra Energy	3,153	159

Merrill Lynch & Co Inc (b)	19,598	496				300

Morgan Stanley	14,192	327

				Gold Mining (0.17%)
		5,492		Newmont Mining Corp	5,844	227

Finance - Other Services (0.34%)
CME Group Inc	859	319		Health Care Cost Containment (0.14%)
NYSE Euronext	3,404	133		McKesson Corp	3,531	190

		452

		Schedule of Investments
	LargeCap S&P 500 Index Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Home Decoration Products (0.05%)				Investment Management & Advisory Services
Newell Rubbermaid Inc	3,546	$61		(continued)
				T Rowe Price Group Inc	3,311	$178

Hotels & Motels (0.15%)						711

Marriott International Inc/DE	3,782	99		Life & Health Insurance (0.81%)
Starwood Hotels & Resorts Worldwide Inc	2,389	67		Aflac Inc	6,094	358
Wyndham Worldwide Corp	2,271	36		Lincoln National Corp	3,287	141

		202		Prudential Financial Inc	5,464	393

Human Resources (0.06%)				Torchmark Corp	1,116	67
Monster Worldwide Inc (a)	1,587	24		Unum Group	4,421	111

Robert Half International Inc	1,995	49				1,070

		73		Linen Supply & Related Items (0.04%)

Independent Power Producer (0.02%)				Cintas Corp	1,691	49
Dynegy Inc (a)	6,470	23
				Machinery - Construction & Mining (0.38%)
Industrial Automation & Robots (0.05%)				Caterpillar Inc	7,790	464
Rockwell Automation Inc/DE	1,863	70		Terex Corp (a)	1,244	38

						502

Industrial Gases (0.36%)
				Machinery - Farm (0.20%)
Air Products & Chemicals Inc	2,711	186
				Deere & Co	5,464	270
Praxair Inc	4,031	289

		475		Machinery - General Industry (0.02%)

Instruments - Scientific (0.36%)				Manitowoc Co Inc/The	1,667	26
Applied Biosystems Inc	2,169	74
PerkinElmer Inc	1,529	38		Medical - Biomedical/Gene (1.68%)
Thermo Fisher Scientific Inc (a)	5,362	295		Amgen Inc (a)	13,540	802
Waters Corp (a)	1,267	74		Biogen Idec Inc (a)	3,714	187

		481		Celgene Corp (a)	5,821	368

				Genzyme Corp (a)	3,438	278
Insurance Brokers (0.28%)				Gilead Sciences Inc (a)	11,772	537
Aon Corp	3,553	160		Millipore Corp (a)	706	49

Marsh & McLennan Cos Inc	6,564	208				2,221

		368

				Medical - Drugs (4.57%)
Internet Infrastructure Software (0.03%)				Abbott Laboratories	19,727	1,136
Akamai Technologies Inc (a)	2,164	38		Allergan Inc/United States	3,935	203
				Bristol-Myers Squibb Co	25,333	528
Internet Security (0.21%)
Symantec Corp (a)	10,738	210		Eli Lilly & Co	12,804	564
VeriSign Inc (a)	2,473	65		Forest Laboratories Inc (a)	3,901	110

		275		King Pharmaceuticals Inc (a)	3,154	30

				Merck & Co Inc/NJ	27,417	865
Investment Companies (0.05%)				Pfizer Inc	86,265	1,591
American Capital Ltd	2,649	68		Schering-Plough Corp	20,803	384
				Wyeth	17,064	631

Investment Management & Advisory Services (0.54%)
						6,042

Ameriprise Financial Inc	2,776	106
Federated Investors Inc	1,125	32		Medical - Generic Drugs (0.13%)
Franklin Resources Inc	1,949	172		Barr Pharmaceuticals Inc (a)	1,393	91
Invesco Ltd	4,949	104		Mylan Inc/PA (a)(b)	3,897	45
Janus Capital Group Inc	2,045	50		Watson Pharmaceuticals Inc (a)	1,337	38

Legg Mason Inc	1,814	69				174

		Schedule of Investments
	LargeCap S&P 500 Index Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - HMO (0.90%)				Multi-Line Insurance (1.16%)
Aetna Inc	6,035	$218		Allstate Corp/The	6,930	$320
Cigna Corp	3,517	119		American International Group Inc	34,409	114
Coventry Health Care Inc (a)	1,895	62		Assurant Inc	1,518	83
Humana Inc (a)	2,161	89		Cincinnati Financial Corp	2,078	59
UnitedHealth Group Inc	15,582	396		Genworth Financial Inc	5,542	48
WellPoint Inc (a)	6,544	306		Hartford Financial Services Group Inc	3,856	158

		1,190		Loews Corp	4,634	183

Medical - Hospitals (0.02%)				MetLife Inc	8,788	492
Tenet Healthcare Corp (a)	5,309	29		XL Capital Ltd	3,994	72

						1,529

Medical - Wholesale Drug Distribution (0.23%)				Multimedia (1.53%)
AmerisourceBergen Corp	2,028	76		McGraw-Hill Cos Inc/The	4,064	129
Cardinal Health Inc	4,596	227		Meredith Corp	463	13

		303		News Corp	29,382	352

Medical Information Systems (0.03%)				Time Warner Inc	45,850	601
IMS Health Inc	2,327	44		Viacom Inc (a)	7,946	197
				Walt Disney Co/The	24,013	737

Medical Instruments (0.96%)						2,029

Boston Scientific Corp (a)	19,204	236
Intuitive Surgical Inc (a)	497	120		Networking Products (1.40%)
				Cisco Systems Inc (a)	75,594	1,705
Medtronic Inc	14,439	723
				Juniper Networks Inc (a)	6,956	147

St Jude Medical Inc (a)	4,374	190

						1,852

		1,269

				Non-Ferrous Metals (0.01%)
Medical Laboratory & Testing Service (0.15%)
				Titanium Metals Corp	1,089	12
Laboratory Corp of America Holdings (a)	1,423	99
Quest Diagnostics Inc	2,023	104		Non-Hazardous Waste Disposal (0.19%)

		203		Allied Waste Industries Inc (a)	4,337	48

Medical Products (3.14%)				Waste Management Inc	6,277	198

Baxter International Inc	8,032	527				246

Becton Dickinson & Co	3,117	250		Office Automation & Equipment (0.16%)
Covidien Ltd	6,422	345		Pitney Bowes Inc	2,659	88
Hospira Inc (a)	2,041	78		Xerox Corp	11,162	129

Johnson & Johnson	35,762	2,478				217

Stryker Corp	3,166	197
Varian Medical Systems Inc (a)	1,598	92		Office Supplies & Forms (0.05%)
Zimmer Holdings Inc (a)	2,882	186		Avery Dennison Corp	1,363	61

		4,153		Oil - Field Services (1.70%)

Metal - Aluminum (0.18%)				Baker Hughes Inc	3,945	239
Alcoa Inc	10,409	235		BJ Services Co	3,764	72
				Halliburton Co	11,221	363
Metal - Diversified (0.21%)				Schlumberger Ltd	15,351	1,199
Freeport-McMoRan Copper & Gold Inc	4,914	279		Smith International Inc	2,764	162
				Weatherford International Ltd (a)	8,710	219

Metal Processors & Fabrication (0.11%)
						2,254

Precision Castparts Corp	1,783	140
				Oil & Gas Drilling (0.63%)
Motorcycle/Motor Scooter (0.08%)				ENSCO International Inc	1,834	106
Harley-Davidson Inc	3,011	112		Nabors Industries Ltd (a)	3,585	89
				Noble Corp	3,444	151

		Schedule of Investments
	LargeCap S&P 500 Index Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil & Gas Drilling (continued)				Pipelines (0.36%)
Rowan Cos Inc	1,446	$44		El Paso Corp	8,973	$115
Transocean Inc	4,083	449		Spectra Energy Corp	7,868	187

		839		Williams Cos Inc	7,375	174

Oil Company - Exploration & Production (2.57%)						476

Anadarko Petroleum Corp	5,995	291		Printing - Commercial (0.05%)
Apache Corp	4,280	446		RR Donnelley & Sons Co	2,687	66
Cabot Oil & Gas Corp	1,323	48
Chesapeake Energy Corp	6,670	239		Property & Casualty Insurance (0.56%)
Devon Energy Corp	5,654	516		Chubb Corp	4,614	253
EOG Resources Inc	3,184	285		Progressive Corp/The	8,645	150
Noble Energy Inc	2,210	123		Travelers Cos Inc/The	7,561	342

Occidental Petroleum Corp	10,456	736				745

Pioneer Natural Resources Co	1,531	80		Publicly Traded Investment Fund (0.28%)
Questar Corp	2,219	91		iShares S&P 500 Index Fund/US	3,130	368
Range Resources Corp	1,985	85
Southwestern Energy Co (a)	4,392	134		Publishing - Newspapers (0.09%)
XTO Energy Inc	7,030	327		Gannett Co Inc	2,919	50

		3,401		New York Times Co/The	1,490	21

				Washington Post Co/The	77	43

Oil Company - Integrated (7.24%)						114

Chevron Corp	26,291	2,169
ConocoPhillips	19,449	1,425		Quarrying (0.08%)
Exxon Mobil Corp	66,468	5,162		Vulcan Materials Co (b)	1,406	105
Hess Corp	3,622	297
Marathon Oil Corp	9,029	360		Real Estate Management & Services (0.02%)
				CB Richard Ellis Group Inc (a)	2,201	29
Murphy Oil Corp	2,437	156

		9,569		Regional Banks (4.23%)

Oil Field Machinery & Equipment (0.28%)				Bank of America Corp	58,356	2,043
Cameron International Corp (a)	2,786	108		Capital One Financial Corp	4,808	245
National Oilwell Varco Inc (a)	5,341	268		Comerica Inc	1,925	63

		376		Fifth Third Bancorp	7,391	88

Oil Refining & Marketing (0.22%)				Huntington Bancshares Inc/OH	4,686	37
Sunoco Inc	1,495	53		Keycorp (b)	6,330	76
Tesoro Corp	1,765	29		National City Corp (b)	9,741	17
Valero Energy Corp	6,695	203		PNC Financial Services Group Inc	4,434	331

		285		SunTrust Banks Inc	4,526	204

				US Bancorp	22,293	803
Paper & Related Products (0.15%)				Wachovia Corp	27,627	97
International Paper Co	5,471	143		Wells Fargo & Co	42,345	1,589

MeadWestvaco Corp	2,186	51				5,593

		194

				REITS - Apartments (0.22%)
Pharmacy Services (0.40%)				Apartment Investment & Management Co (b)	1,096	38
Express Scripts Inc (a)	3,156	233		AvalonBay Communities Inc	986	97
Medco Health Solutions Inc (a)	6,471	291		Equity Residential	3,467	154

		524				289

Photo Equipment & Supplies (0.04%)				REITS - Diversified (0.12%)
Eastman Kodak Co	3,688	57		Vornado Realty Trust	1,753	159

		Schedule of Investments
	LargeCap S&P 500 Index Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Healthcare (0.10%)				Retail - Discount (1.99%)
HCP Inc	3,220	$129		Big Lots Inc (a)	1,050	$29
				Costco Wholesale Corp	5,564	361
REITS - Hotels (0.07%)				Family Dollar Stores Inc	1,788	42
Host Hotels & Resorts Inc	6,648	88		Target Corp	9,657	474
				Wal-Mart Stores Inc	28,696	1,719

REITS - Office Property (0.11%)
						2,625

Boston Properties Inc	1,533	144
				Retail - Drug Store (0.76%)
REITS - Regional Malls (0.24%)				CVS/Caremark Corp	18,366	618
General Growth Properties Inc	2,912	44		Walgreen Co	12,668	392

Simon Property Group Inc	2,880	279				1,010

		323

				Retail - Jewelry (0.04%)
REITS - Shopping Centers (0.12%)				Tiffany & Co	1,587	56
Developers Diversified Realty Corp	1,539	49
Kimco Realty Corp	2,906	107		Retail - Major Department Store (0.25%)

		156		JC Penney Co Inc	2,842	95

				Sears Holdings Corp (a)	728	68
REITS - Storage (0.12%)
				TJX Cos Inc	5,367	164

Public Storage	1,603	159
						327

REITS - Warehouse & Industrial (0.10%)				Retail - Office Supplies (0.17%)
Prologis	3,359	139		Office Depot Inc (a)	3,519	20
				Staples Inc	9,099	205

Retail - Apparel & Shoe (0.22%)						225

Abercrombie & Fitch Co	1,114	44
Gap Inc/The	6,009	107		Retail - Regional Department Store (0.22%)
Liz Claiborne Inc	1,213	20		Dillard's Inc	732	9
Ltd Brands Inc	3,652	63		Kohl's Corp (a)	3,897	179
Nordstrom Inc	2,041	59		Macy's Inc	5,382	97

		293				285

Retail - Auto Parts (0.05%)				Retail - Restaurants (0.96%)
Autozone Inc (a)	535	66		Darden Restaurants Inc	1,797	51
				McDonald's Corp	14,393	888
Retail - Automobile (0.01%)				Starbucks Corp (a)	9,350	139
AutoNation Inc (a)	1,379	15		Yum! Brands Inc	5,998	196

						1,274

Retail - Bedding (0.08%)
Bed Bath & Beyond Inc (a)	3,333	105		Rubber - Tires (0.04%)
				Goodyear Tire & Rubber Co/The (a)	3,086	47
Retail - Building Products (0.76%)
Home Depot Inc	21,735	563		Savings & Loans - Thrifts (0.11%)
				Hudson City Bancorp Inc	6,650	123
Lowe's Cos Inc	18,756	444

				Sovereign Bancorp Inc	6,955	27

		1,007

						150

Retail - Computer Equipment (0.05%)
GameStop Corp (a)	2,090	71		Schools (0.06%)
				Apollo Group Inc (a)	1,359	81
Retail - Consumer Electronics (0.14%)
Best Buy Co Inc	4,323	162		Semiconductor Component - Integrated Circuits (0.14%)
RadioShack Corp	1,678	29		Analog Devices Inc	3,717	98

		191		Linear Technology Corp	2,835	87

						185

		Schedule of Investments
	LargeCap S&P 500 Index Account
		September 30, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Semiconductor Equipment (0.28%)				Tools - Hand Held (continued)
Applied Materials Inc	17,169	$260		Stanley Works/The		1,006		$42

Kla-Tencor Corp	2,217	70						127

Novellus Systems Inc (a)	1,269	25		Toys	(0.11%)
Teradyne Inc (a)	2,161	17		Hasbro Inc		1,607		56

		372		Mattel Inc		4,614		83

Steel - Producers (0.24%)								139

AK Steel Holding Corp	1,436	37		Transport - Rail (1.06%)
Nucor Corp	4,051	160		Burlington Northern Santa Fe Corp		3,614		334
United States Steel Corp	1,504	117		CSX Corp		5,217		285

		314		Norfolk Southern Corp		4,801		318

Steel - Specialty (0.03%)				Union Pacific Corp		6,516		463

Allegheny Technologies Inc	1,283	38						1,400

Telecommunication Equipment (0.08%)				Transport - Services (1.04%)
Harris Corp	1,717	79		CH Robinson Worldwide Inc		2,176		111
Tellabs Inc (a)	5,088	21		Expeditors International of Washington Inc		2,726		95

		100		FedEx Corp		3,982		315

				Ryder System Inc		722		45
Telecommunication Equipment - Fiber Optics (0.27%)				United Parcel Service Inc		12,902		811

Ciena Corp (a)	1,156	12						1,377

Corning Inc	20,193	316
JDS Uniphase Corp (a)	2,743	23		Web Portals (1.16%)

		351		Google Inc (a)		3,058		1,225

				Yahoo! Inc (a)		17,734		307

Telecommunication Services (0.06%)								1,532

Embarq Corp	1,824	74
				Wireless Equipment (0.98%)
Telephone - Integrated (2.81%)				American Tower Corp (a)		5,041		181
AT&T Inc	75,413	2,106		Motorola Inc		28,990		207
CenturyTel Inc	1,310	48		Qualcomm Inc		21,000		903

Frontier Communications Corp	4,043	46						1,291

Qwest Communications International Inc	18,995	61		TOTAL COMMON STOCKS		$130,514

Sprint Nextel Corp	36,525	223
						Principal
Verizon Communications Inc	36,443	1,169
						Amount		Value
Windstream Corp	5,626	62				(000	's)	(000	's)

		3,715

				SHORT TERM INVESTMENTS (1.37%)
Television (0.10%)				Commercial Paper (1.37%)
CBS Corp	8,701	127		Investment in Joint Trading Account; HSBC
				Funding
Tobacco (1.65%)				2.75%, 10/ 1/2008		$902		$902
Altria Group Inc	26,359	523		Investment in Joint Trading Account;
Lorillard Inc	2,226	158		Prudential Funding
				2.75%, 10/ 1/2008		903		903

Philip Morris International Inc	26,378	1,269
								1,805
Reynolds American Inc	2,175	106

UST Inc	1,888	125		TOTAL SHORT TERM INVESTMENTS		$1,805

		2,181

Tools - Hand Held (0.10%)
Black & Decker Corp	767	46
Snap-On Inc	735	39

				Schedule of Investments
			LargeCap S&P 500 Index Account
				September 30, 2008 (unaudited)

		Principal
		Amount		Value
		(000	's)	(000	's)

REPURCHASE AGREEMENTS (0.57%)
Money Center Banks (0.57%)
Deutsche Bank Repurchase Agreement;
2.00% dated 09/30/08 maturing 10/01/08
(collateralized by U.S. Government
Agency Issues; $767,000; 2.11% - 7.25%;
dated 03/27/09 - 08/20/13) (d)		$755	$	755

TOTAL REPURCHASE AGREEMENTS			$755

Total Investments			$133,074
Liabilities in Excess of Other Assets, Net - (0.66)%				(874)

TOTAL NET ASSETS - 100.00%			$132,200

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $1,033 or 0.78% of net assets.
(d)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation		$25,325
Unrealized Depreciation				(25,006)

Net Unrealized Appreciation (Depreciation)				319
Cost for federal income tax purposes				132,755
All dollar amounts are shown in thousands (000's)

	Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500; December 2008	6	$1,830 $	1,753	$(77)

All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Sector				Percent

Consumer, Non-cyclical				23.81%
Financial				17.22%
Energy				13.24%
Industrial				11.28%
Technology				10.61%
Communications				10.08%
Consumer, Cyclical				7.82%
Utilities				3.44%
Basic Materials				2.80%
Exchange Traded Funds				0.28%
Diversified				0.08%
Liabilities in Excess of Other Assets, Net				(0.66%)

TOTAL NET ASSETS				100.00%
		Other Assets Summary (unaudited)
Asset Type				Percent
Futures				1.33%

		Schedule of Investments
		LargeCap Value Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (100.20%)				COMMON STOCKS (continued)
Advertising Agencies (0.32%)				Diversified Manufacturing Operations (4.40%)
Omnicom Group Inc	16,206	$625		General Electric Co	311,324	$7,939
				Honeywell International Inc	17,080	709

Aerospace & Defense (0.87%)						8,648

General Dynamics Corp	23,190	1,707
				Electric - Integrated (5.39%)
Aerospace & Defense Equipment (0.96%)				American Electric Power Co Inc	41,190	1,527
United Technologies Corp	31,551	1,895		Dominion Resources Inc/VA	37,767	1,616
				FirstEnergy Corp	7,364	493
Agricultural Chemicals (0.64%)				FPL Group Inc	28,506	1,434
Intrepid Potash Inc (a)	24,180	719		Hawaiian Electric Industries Inc	37,969	1,102
Mosaic Co/The	8,023	546		MDU Resources Group Inc	42,764	1,240

		1,265		OGE Energy Corp	29,322	906

Agricultural Operations (0.45%)				Southern Co	60,344	2,274

Bunge Ltd (b)	13,977	883				10,592

				Electric Products - Miscellaneous (0.31%)
Apparel Manufacturers (0.37%)				Emerson Electric Co	14,810	604
VF Corp	9,365	724
				Electronic Components - Miscellaneous (0.42%)
Auto/Truck Parts & Equipment - Original (0.36%)				Tyco Electronics Ltd	29,661	820
BorgWarner Inc	21,392	701
				Electronic Components - Semiconductors (0.77%)
Beverages - Non-Alcoholic (1.49%)				Intel Corp	55,059	1,031
Coca-Cola Co/The	20,385	1,078		QLogic Corp (a)	31,366	482

Pepsi Bottling Group Inc	35,896	1,047				1,513

PepsiAmericas Inc	38,475	797

		2,922		Engineering - Research & Development Services (0.28%)

				Jacobs Engineering Group Inc (a)	10,125	550
Cable TV (0.46%)
Comcast Corp	46,469	912		Fiduciary Banks (2.26%)
				Bank of New York Mellon Corp/The	57,998	1,890
Chemicals - Diversified (0.78%)				Northern Trust Corp	14,827	1,070
Celanese Corp	23,156	646		State Street Corp	26,029	1,481

EI Du Pont de Nemours & Co	7,367	297				4,441

FMC Corp	11,563	594

		1,537		Finance - Investment Banker & Broker (5.45%)

				Citigroup Inc	145,222	2,979
Commercial Banks (3.63%)				Goldman Sachs Group Inc/The	11,506	1,473
Bancorpsouth Inc	34,798	979		JP Morgan Chase & Co	127,578	5,958
Bank of Hawaii Corp	18,316	979		Morgan Stanley	13,060	300

BB&T Corp	45,141	1,706				10,710

Commerce Bancshares Inc	20,655	958
Cullen/Frost Bankers Inc	19,128	1,148		Finance - Other Services (0.38%)
UnionBanCal Corp	18,541	1,359		Nasdaq OMX Group, Inc (a)	24,281	742

		7,129

				Food - Confectionery (0.46%)
Computers (0.73%)				JM Smucker Co/The	17,867	906
Hewlett-Packard Co	16,109	745
IBM Corp	5,974	699		Food - Miscellaneous/Diversified (0.94%)

		1,444		HJ Heinz Co	23,925	1,194

				Kraft Foods Inc	19,830	650

Cosmetics & Toiletries (2.25%)
						1,844

Procter & Gamble Co	63,504	4,426

		Schedule of Investments
		LargeCap Value Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Gas - Distribution (1.09%)				Medical Products (3.24%)
Centerpoint Energy Inc	57,812	$842		Johnson & Johnson	91,984	$6,373
Sempra Energy	25,607	1,293

		2,135		Metal - Diversified (0.26%)

				Freeport-McMoRan Copper & Gold Inc	8,824	502
Health Care Cost Containment (0.51%)
McKesson Corp	18,700	1,006		Motion Pictures & Services (0.44%)
				DreamWorks Animation SKG Inc (a)	27,797	874
Human Resources (0.41%)
Hewitt Associates Inc (a)	22,100	805		Multi-Line Insurance (1.02%)
				American Financial Group Inc/OH	29,077	858
Instruments - Scientific (0.73%)				Assurant Inc	20,791	1,143

Thermo Fisher Scientific Inc (a)	26,011	1,431				2,001

Internet Security (0.77%)				Multimedia (2.47%)
Symantec Corp (a)	77,704	1,521		Time Warner Inc	61,257	803
				Viacom Inc (a)	33,029	820
Investment Management & Advisory Services (0.59%)				Walt Disney Co/The	105,173	3,228

Ameriprise Financial Inc	30,309	1,158				4,851

Life & Health Insurance (0.72%)				Networking Products (0.36%)
Prudential Financial Inc	1,928	139		Juniper Networks Inc (a)	33,838	713
Unum Group	51,111	1,283

		1,422		Oil & Gas Drilling (0.47%)

				Helmerich & Payne Inc	21,431	926
Machinery - Construction & Mining (0.15%)
Bucyrus International Inc	6,481	290		Oil Company - Exploration & Production (4.40%)
				Anadarko Petroleum Corp	9,109	442
Machinery - Farm (0.39%)				Apache Corp	21,027	2,193
AGCO Corp (a)	17,869	761		Cimarex Energy Co	17,910	876
				Devon Energy Corp	21,624	1,972
Machinery - General Industry (0.23%)
				EOG Resources Inc	10,671	954
Manitowoc Co Inc/The	29,301	456
				Noble Energy Inc	14,863	826
Machinery - Pumps (0.40%)				Occidental Petroleum Corp	10,471	738
Flowserve Corp	8,794	781		Questar Corp	16,052	657

						8,658

Medical - Biomedical/Gene (2.50%)				Oil Company - Integrated (10.65%)
Amgen Inc (a)	53,624	3,178		Chevron Corp	75,375	6,217
Biogen Idec Inc (a)	14,603	735		ConocoPhillips	38,657	2,832
Invitrogen Corp (a)	26,506	1,002		Exxon Mobil Corp	130,953	10,170

		4,915		Hess Corp	9,510	780

Medical - Drugs (3.37%)				Marathon Oil Corp	5,064	202
Eli Lilly & Co	26,602	1,171		Murphy Oil Corp	11,646	747

Merck & Co Inc/NJ	20,744	655				20,948

Pfizer Inc	212,011	3,909		Oil Field Machinery & Equipment (0.36%)
Wyeth	24,147	892		National Oilwell Varco Inc (a)	14,133	710

		6,627

Medical - HMO (1.84%)				Property & Casualty Insurance (2.18%)
Aetna Inc	28,555	1,031		Arch Capital Group Ltd (a)	9,852	720
Cigna Corp	37,661	1,280		Chubb Corp	29,316	1,609
WellPoint Inc (a)	27,816	1,301		Travelers Cos Inc/The	43,432	1,963

		3,612				4,292

		Schedule of Investments
		LargeCap Value Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares		Value
	Held	(000	's)		Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Regional Banks (6.42%)				Steel - Producers (continued)
Bank of America Corp	143,482	$5,022		Steel Dynamics Inc	32,457		$555

PNC Financial Services Group Inc	23,573	1,761					2,037

US Bancorp	33,078	1,191		Telecommunication Services (0.57%)
Wells Fargo & Co	123,638	4,640		Embarq Corp	27,419		1,112

		12,614

Reinsurance (1.75%)				Telephone - Integrated (4.97%)
Allied World Assurance Co Holdings Ltd	22,856	812		AT&T Inc	199,007		5,556
PartnerRe Ltd	13,715	916		CenturyTel Inc	24,820		910
Reinsurance Group of America Inc	15,507	837		Verizon Communications Inc	78,601		2,522
Transatlantic Holdings Inc	16,110	876		Windstream Corp	71,778		785

		3,441					9,773

REITS - Apartments (0.93%)				Tobacco (1.29%)
AvalonBay Communities Inc	7,631	751		Altria Group Inc	75,939		1,506
Essex Property Trust Inc	9,143	1,082		Reynolds American Inc	21,324		1,037

		1,833					2,543

REITS - Healthcare (0.52%)				Tools - Hand Held (0.57%)
Ventas Inc	20,681	1,022		Snap-On Inc	21,238		1,118

REITS - Office Property (1.18%)				Toys (0.57%)
Alexandria Real Estate Equities Inc	9,660	1,087		Hasbro Inc	32,433		1,126
Boston Properties Inc	13,160	1,232

				Transport - Rail (0.62%)
		2,319

				Norfolk Southern Corp	18,327		1,213
REITS - Warehouse & Industrial (0.53%)
AMB Property Corp	23,168	1,049		Vitamins & Nutrition Products (0.31%)
				NBTY Inc (a)	20,915		617

Retail - Apparel & Shoe (0.56%)				TOTAL COMMON STOCKS	$196,991

Gap Inc/The	61,664	1,096
					Principal
Retail - Building Products (0.35%)					Amount		Value

Home Depot Inc	26,760	693			(000	's)	(000	's)

				REPURCHASE AGREEMENTS (0.32%)
Retail - Discount (2.10%)				Money Center Banks (0.32%)
BJ's Wholesale Club Inc (a)	27,799	1,080		Deutsche Bank Repurchase Agreement;
Dollar Tree Inc (a)	26,357	958		2.00% dated 09/30/08 maturing 10/01/08
				(collateralized by U.S. Government
Wal-Mart Stores Inc	34,805	2,085		Agency Issues; $645,000; 2.11% - 7.25%;

		4,123		dated 03/27/09 - 08/20/13) (c)	$635		$635

Retail - Major Department Store (0.41%)				TOTAL REPURCHASE AGREEMENTS	$635

TJX Cos Inc	26,620	812		Total Investments	$197,626
				Liabilities in Excess of Other Assets, Net - (0.52)%			(1,022)

Retail - Restaurants (0.75%)				TOTAL NET ASSETS - 100.00%	$196,604

McDonald's Corp	24,046	1,484

Savings & Loans - Thrifts (0.84%)				(a) Non-Income Producing Security
Astoria Financial Corp	23,704	492		(b)	Security or a portion of the security was on loan at the end of the period.
Hudson City Bancorp Inc	63,215	1,166		(c)	Security was purchased with the cash proceeds from securities loans.

		1,658

Steel - Producers (1.04%)
Nucor Corp	22,592	892
Reliance Steel & Aluminum Co	15,526	590

Schedule of Investments
LargeCap Value Account
September 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$12,658
Unrealized Depreciation	(26,336)

Net Unrealized Appreciation (Depreciation)	(13,678)
Cost for federal income tax purposes	211,304
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	28.72%
Consumer, Non-cyclical	19.06%
Energy	15.89%
Industrial	10.31%
Communications	9.92%
Utilities	6.47%
Consumer, Cyclical	5.92%
Basic Materials	2.72%
Technology	1.51%
Liabilities in Excess of Other Assets, Net	(0.52%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
	LargeCap Value Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.16%)				COMMON STOCKS (continued)
Aerospace & Defense (1.08%)				Fiduciary Banks (0.85%)
Northrop Grumman Corp	870	$53		Bank of New York Mellon Corp/The	1,270 $			41

Apparel Manufacturers (0.70%)				Finance - Credit Card (0.30%)
VF Corp	440	34		Discover Financial Services	1,060			15

Applications Software (1.16%)				Finance - Investment Banker & Broker (9.07%)
Microsoft Corp	2,120	57		Citigroup Inc	7,260			149
				Goldman Sachs Group Inc/The	360			46
Beverages - Non-Alcoholic (2.09%)				JP Morgan Chase & Co	3,690			172
Coca-Cola Co/The	1,320	70		Merrill Lynch & Co Inc	1,460			37
Pepsi Bottling Group Inc	1,090	32		Morgan Stanley	1,640			38

		102						442

Chemicals - Diversified (1.96%)				Financial Guarantee Insurance (0.14%)
EI Du Pont de Nemours & Co	1,330	54		MGIC Investment Corp	970			7
PPG Industries Inc	720	42

		96		Food - Miscellaneous/Diversified (0.70%)

Commercial Services - Finance (0.69%)				Unilever NV	1,210			34
H&R Block Inc	1,490	34
				Food - Retail (0.73%)
Computers (2.16%)				Kroger Co/The	1,300			36
Hewlett-Packard Co	1,040	48
				Forestry (0.80%)
IBM Corp	490	57		Weyerhaeuser Co	640			39

		105

Consumer Products - Miscellaneous (0.72%)				Home Decoration Products (0.67%)
Clorox Co	560	35		Newell Rubbermaid Inc	1,900			33

Data Processing & Management (0.39%)				Human Resources (0.13%)
Fiserv Inc (a)	400	19		Robert Half International Inc	250			6

Diversified Manufacturing Operations (6.96%)				Independent Power Producer (0.58%)
Dover Corp	750	30		NRG Energy Inc (a)	1,140			28
General Electric Co	9,040	230
Ingersoll-Rand Co Ltd	1,080	34		Investment Management & Advisory Services (0.25%)
Parker Hannifin Corp	450	24		Legg Mason Inc	320			12
Tyco International Ltd	590	21		Life & Health Insurance (0.83%)

		339		Torchmark Corp	680			41

Electric - Integrated (2.41%)
Exelon Corp	1,050	66		Machinery - Construction & Mining (0.78%)
PPL Corp	1,390	51		Caterpillar Inc	640			38

		117

				Medical - Biomedical/Gene (0.91%)
Electronic Components - Semiconductors (0.62%)				Amgen Inc (a)	750			44
Intel Corp	1,090	20
Texas Instruments Inc	460	10		Medical - Drugs (6.86%)

		30		Abbott Laboratories	830			48

				Eli Lilly & Co	930			41
Enterprise Software & Services (0.79%)
Oracle Corp (a)	1,890	38		Merck & Co Inc/NJ	1,620			51
				Pfizer Inc	7,680			141
				Wyeth	1,430			53

								334

		Schedule of Investments
	LargeCap Value Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical Instruments (0.72%)				Publishing - Newspapers (0.46%)
Medtronic Inc	700	$35		Gannett Co Inc	1,340 $			23

Medical Laboratory & Testing Service (0.42%)				Regional Banks (5.94%)
Quest Diagnostics Inc	400	21		Bank of America Corp (b)	3,940			138
				National City Corp (c)	3,120			5
Medical Products (3.03%)				US Bancorp	1,360			49
Johnson & Johnson	2,130	148		Wells Fargo & Co	2,590			97

								289

Multi-Line Insurance (2.40%)
Allstate Corp/The	1,440	67		REITS - Shopping Centers (0.28%)
Hartford Financial Services Group Inc	760	31		Developers Diversified Realty Corp	430			14
Loews Corp	490	19

		117		Retail - Apparel & Shoe (0.46%)

				Gap Inc/The	1,250			22
Multimedia (2.02%)
Time Warner Inc	4,830	64		Retail - Building Products (0.73%)
Viacom Inc (a)	1,420	35		Home Depot Inc	1,380			36

		99

				Retail - Consumer Electronics (0.68%)
Non-Hazardous Waste Disposal (0.61%)				Best Buy Co Inc	880			33
Waste Management Inc	940	30
				Retail - Discount (1.22%)
Office Automation & Equipment (0.72%)				Wal-Mart Stores Inc	990			59
Pitney Bowes Inc	230	8
Xerox Corp	2,360	27		Retail - Drug Store (0.64%)

		35		Walgreen Co	1,010			31

Office Supplies & Forms (0.49%)
Avery Dennison Corp	540	24		Retail - Office Supplies (0.66%)
				Staples Inc	1,430			32
Oil Company - Exploration & Production (0.98%)
Apache Corp	220	23		Retail - Regional Department Store (0.66%)
Devon Energy Corp	270	25		Kohl's Corp (a)	700			32

		48		Retail - Restaurants (0.63%)

Oil Company - Integrated (15.64%)				Darden Restaurants Inc	440			13
Chevron Corp	2,710	223		McDonald's Corp	90			5
ConocoPhillips	2,090	153		Starbucks Corp (a)	860			13

Exxon Mobil Corp	3,420	266						31

Royal Dutch Shell PLC - A shares ADR	2,030	120		Semiconductor Equipment (0.35%)

		762		Applied Materials Inc	1,130			17

Oil Field Machinery & Equipment (0.51%)
National Oilwell Varco Inc (a)	490	25		Steel - Producers (0.44%)
				Nucor Corp	540			21
Paper & Related Products (0.32%)
International Paper Co	600	16		Telecommunication Services (0.36%)
				Embarq Corp	430			17
Printing - Commercial (0.60%)
RR Donnelley & Sons Co	1,200	29		Telephone - Integrated (5.88%)
				AT&T Inc (b)	6,110			170
Property & Casualty Insurance (0.96%)				Sprint Nextel Corp	2,770			17
Travelers Cos Inc/The	1,030	46		Verizon Communications Inc	3,080			99

								286

			Schedule of Investments
	LargeCap Value Account II
			September 30, 2008 (unaudited)

						Futures Contracts
	Shares		Value

	Held		(000	's)				Current	Unrealized

COMMON STOCKS (continued)						Number of	Original	Market	Appreciation/
Television (0.57%)					Type	Contracts	Value	Value	(Depreciation)

CBS Corp	1,890		$28		Buy:
					S&P 500 eMini;
Tobacco (1.13%)					December 2008	3	$187	$175	$(12)
Altria Group Inc	1,310		26
Lorillard Inc	410		29		All dollar amounts are shown in thousands (000's)

			55

						Portfolio Summary (unaudited)

Transport - Truck (0.17%)
					Sector				Percent

YRC Worldwide Inc (a)	690		8
					Financial				21.13%
					Consumer, Non-cyclical				19.23%
Wireless Equipment (0.15%)					Energy				17.12%
Motorola Inc	1,020		7		Industrial				9.60%

TOTAL COMMON STOCKS	$4,685				Communications				9.44%

					Consumer, Cyclical				7.05%
	Principal				Technology				6.19%
	Amount		Value		Basic Materials				3.52%
	(000	's)	(000	's)	Utilities				2.98%

REPURCHASE AGREEMENTS (0.10%)					Other Assets in Excess of Liabilities, Net				3.74%

Money Center Banks (0.10%)					TOTAL NET ASSETS				100.00%

Deutsche Bank Repurchase Agreement;					Other Assets Summary (unaudited)

2.00% dated 09/30/08 maturing 10/01/08					Asset Type				Percent

(collateralized by U.S. Government
Agency Issues; $5,000; 2.11% - 7.25%;					Futures				3.60%
dated 03/27/09 - 08/20/13) (d)	$ 5		$5

TOTAL REPURCHASE AGREEMENTS	$5

Total Investments	$4,690
Other Assets in Excess of Liabilities, Net - 3.74%			182

TOTAL NET ASSETS - 100.00%	$4,872

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $91 or 1.86% of net assets.
(c)	Security or a portion of the security was on loan at the end of the period.
(d)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$262
Unrealized Depreciation			(960)

Net Unrealized Appreciation (Depreciation)			(698)
Cost for federal income tax purposes			5,388
All dollar amounts are shown in thousands (000's)

		Schedule of Investments
	LargeCap Value Account III
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (90.48%)				COMMON STOCKS (continued)
Aerospace & Defense (0.33%)				Computers (0.52%)
Northrop Grumman Corp	11,000	$666		IBM Corp	8,800	$1,029

Aerospace & Defense Equipment (0.51%)				Computers - Memory Devices (0.56%)
United Technologies Corp	16,900	1,015		EMC Corp/Massachusetts (b)	75,200	899
				Western Digital Corp (b)	10,500	224

Apparel Manufacturers (0.45%)						1,123

Jones Apparel Group Inc	48,000	888
				Computers - Peripheral Equipment (0.29%)
Applications Software (0.27%)				Lexmark International Inc (b)	18,000	586
Microsoft Corp	20,300	542
				Consulting Services (0.50%)
Athletic Footwear (0.55%)				Accenture Ltd	26,200	996
Nike Inc	16,500	1,104
				Containers - Metal & Glass (0.79%)
Auto - Car & Light Trucks (0.33%)				Ball Corp	17,800	703
Toyota Motor Corp ADR	7,700	661		Owens-Illinois Inc (b)	29,700	873

						1,576

Auto/Truck Parts & Equipment - Original (0.43%)				Containers - Paper & Plastic (0.36%)
Autoliv Inc	11,500	388		Smurfit-Stone Container Corp (b)	26,100	123
Magna International Inc	9,200	471		Sonoco Products Co	20,000	593

		859				716

Beverages - Non-Alcoholic (0.86%)				Cosmetics & Toiletries (2.50%)
Coca-Cola Co/The	3,600	190		Colgate-Palmolive Co	13,900	1,047
Coca-Cola Enterprises Inc	46,100	773		Procter & Gamble Co	56,500	3,938

Pepsi Bottling Group Inc	25,600	747				4,985

		1,710

				Distribution & Wholesale (0.45%)
Brewery (0.16%)				Ingram Micro Inc (b)	36,700	590
Molson Coors Brewing Co	6,900	323		Tech Data Corp (b)	10,500	313

						903

Building - Residential & Commercial (0.60%)
Centex Corp	24,200	392		Diversified Manufacturing Operations (3.87%)
DR Horton Inc	37,100	483		3M Co	5,900	403
KB Home (a)	15,900	313		General Electric Co	249,800	6,370

		1,188		ITT Corp	12,700	706

				Tyco International Ltd	6,650	233

Chemicals - Diversified (1.39%)
						7,712

Dow Chemical Co/The	44,400	1,411
EI Du Pont de Nemours & Co	34,000	1,370		Electric - Integrated (2.46%)

		2,781		American Electric Power Co Inc	31,200	1,157

				CMS Energy Corp	15,400	192
Chemicals - Specialty (0.71%)
				Dominion Resources Inc/VA	37,700	1,613
Ashland Inc	11,200	328
				Exelon Corp	14,400	902
Eastman Chemical Co	16,000	876
				PG&E Corp	26,800	1,003
Lubrizol Corp	4,850	209

				Wisconsin Energy Corp	840	38

		1,413

						4,905

Commercial Banks (0.27%)
Deutsche Bank AG	7,500	549		Electric Products - Miscellaneous (0.34%)
				Emerson Electric Co	16,800	685
Commercial Services - Finance (0.50%)
Automatic Data Processing Inc	23,500	1,005		Electronic Components - Miscellaneous (0.89%)
				Flextronics International Ltd (b)	82,689	585
				Sanmina-SCI Corp (b)	51,100	72

		Schedule of Investments
	LargeCap Value Account III
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electronic Components - Miscellaneous				Independent Power Producer (0.23%)
(continued)				Reliant Energy Inc (b)	63,100	$464
Tyco Electronics Ltd	40,000	$1,106
Vishay Intertechnology Inc (b)	3,100	21		Internet Security (0.63%)

		1,784		Symantec Corp (b)	64,600	1,265

Electronic Components - Semiconductors (0.31%)
Nvidia Corp (b)	57,400	615		Investment Management & Advisory Services (0.46%)
				Franklin Resources Inc	10,400	917
Electronic Parts Distribution (0.78%)
Arrow Electronics Inc (b)	26,600	698		Leisure & Recreation Products (0.17%)
				Brunswick Corp/DE (a)	25,800	330
Avnet Inc (b)	34,600	852

		1,550		Life & Health Insurance (1.08%)

Enterprise Software & Services (0.51%)				Prudential Financial Inc	15,600	1,123
Oracle Corp (b)	50,400	1,024		Unum Group	41,400	1,039

						2,162

Fiduciary Banks (0.47%)
State Street Corp	16,500	939		Machinery - Construction & Mining (0.15%)
				Caterpillar Inc	4,900	292
Finance - Credit Card (0.47%)
Discover Financial Services	68,500	947		Medical - Biomedical/Gene (0.49%)
				Amgen Inc (b)	16,400	972
Finance - Investment Banker & Broker (7.66%)
Citigroup Inc	226,100	4,638		Medical - Drugs (4.67%)
				Eli Lilly & Co	5,600	246
Goldman Sachs Group Inc/The	15,600	1,997
				Merck & Co Inc/NJ	58,900	1,859
JP Morgan Chase & Co	164,500	7,682
				Pfizer Inc	228,200	4,208
Morgan Stanley	42,100	968

				Sanofi-Aventis SA ADR	22,900	753
		15,285

				Schering-Plough Corp	38,300	707
Food - Canned (0.09%)				Wyeth	41,900	1,548

Del Monte Foods Co	23,200	181				9,321

Food - Meat Products (0.23%)				Medical - Wholesale Drug Distribution (0.57%)
Tyson Foods Inc	38,400	458		AmerisourceBergen Corp	5,500	207
				Cardinal Health Inc	18,900	931

Food - Miscellaneous/Diversified (1.53%)						1,138

ConAgra Foods Inc	25,800	502		Medical Products (2.84%)
General Mills Inc	20,800	1,430		Covidien Ltd	19,300	1,037
Kraft Foods Inc	11,000	360		Johnson & Johnson	59,900	4,150
Sara Lee Corp	60,500	764		Zimmer Holdings Inc (b)	7,400	478

		3,056				5,665

Food - Retail (1.29%)				Metal - Aluminum (0.43%)
Kroger Co/The	28,600	786		Alcoa Inc	37,600	849
Safeway Inc	45,100	1,070
SUPERVALU Inc	33,100	718		Metal - Diversified (0.43%)

		2,574		Freeport-McMoRan Copper & Gold Inc	15,240	866

Health Care Cost Containment (0.44%)
McKesson Corp	16,200	872		Multi-Line Insurance (4.55%)
				ACE Ltd	38,300	2,073
Hotels & Motels (0.33%)				Allstate Corp/The	33,000	1,522
Wyndham Worldwide Corp	42,500	668		American International Group Inc	84,500	281
				Assurant Inc	4,800	264
				Genworth Financial Inc	57,300	493

		Schedule of Investments
	LargeCap Value Account III
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Multi-Line Insurance (continued)				Publishing - Newspapers (0.31%)
Hartford Financial Services Group Inc	18,200	$746		Gannett Co Inc (a)	36,700	$621
MetLife Inc	43,300	2,425
Old Republic International Corp	35,500	453		Regional Banks (5.79%)
XL Capital Ltd	46,100	827		Bank of America Corp	148,300	5,191

		9,084		Fifth Third Bancorp	17,475	208

				Keycorp	23,300	278
Multimedia (1.93%)
Time Warner Inc	143,800	1,885		PNC Financial Services Group Inc	13,500	1,008
Viacom Inc (b)	32,700	812		SunTrust Banks Inc	10,200	459
Walt Disney Co/The	37,600	1,154		US Bancorp	47,400	1,707

		3,851		Wachovia Corp	14,000	49

				Wells Fargo & Co	70,800	2,657

Networking Products (0.47%)						11,557

Cisco Systems Inc (b)	41,700	941
				Reinsurance (0.71%)
Non-Hazardous Waste Disposal (0.38%)				Everest Re Group Ltd	4,100	355
Allied Waste Industries Inc (b)	68,200	758		PartnerRe Ltd (a)	10,200	682
				RenaissanceRe Holdings Ltd	7,200	374

Oil & Gas Drilling (0.63%)						1,411

Nabors Industries Ltd (b)	31,500	785
				Rental - Auto & Equipment (0.06%)
Transocean Inc	4,300	472		Avis Budget Group Inc (b)	21,000	121

		1,257

Oil Company - Exploration & Production (3.75%)				Retail - Apparel & Shoe (0.49%)
Anadarko Petroleum Corp	23,600	1,145		Gap Inc/The	52,000	925
Apache Corp	20,500	2,138		Ltd Brands Inc	2,670	46

Devon Energy Corp	20,100	1,833				971

Occidental Petroleum Corp	21,000	1,479		Retail - Building Products (0.56%)
XTO Energy Inc	18,900	879		Home Depot Inc	43,400	1,124

		7,474

Oil Company - Integrated (10.90%)				Retail - Discount (0.23%)
BP PLC ADR	13,100	657		Wal-Mart Stores Inc	7,600	455
Chevron Corp	65,700	5,419		Retail - Drug Store (0.49%)
ConocoPhillips	66,500	4,871		CVS/Caremark Corp	29,100	979
Exxon Mobil Corp	113,800	8,838
Murphy Oil Corp	7,800	500		Retail - Major Department Store (0.38%)
Royal Dutch Shell PLC - A shares ADR	12,900	761		JC Penney Co Inc	22,700	757
Total SA ADR	11,600	704

		21,750		Retail - Regional Department Store (0.49%)

				Macy's Inc	54,400	978
Oil Refining & Marketing (0.42%)
Sunoco Inc	7,100	252		Steel - Producers (0.34%)
Valero Energy Corp	19,000	576		ArcelorMittal (a)	13,700	677

		828

Property & Casualty Insurance (1.62%)				Taiwan, Province Of China (0.37%)
Chubb Corp	8,250	453		AU Optronics Corp ADR (a)	64,200	729
Fidelity National Financial Inc	19,300	284		Telecommunication Equipment (0.14%)
Progressive Corp/The	62,900	1,094		Vodafone Group PLC ADR	12,419	274
Travelers Cos Inc/The	30,900	1,397

		3,228		Telephone - Integrated (4.80%)

				AT&T Inc	211,100	5,894
				Sprint Nextel Corp	193,400	1,180

				Schedule of Investments
		LargeCap Value Account III
				September 30, 2008 (unaudited)

						Portfolio Summary (unaudited)

						Sector	Percent

		Shares		Value
		Held		(000	's)	Financial	24.62%

						Consumer, Non-cyclical	18.23%
COMMON STOCKS (continued)						Energy	15.69%
Telephone - Integrated (continued)						Communications	9.68%
Verizon Communications Inc		78,300		$2,512		Industrial	9.02%

						Consumer, Cyclical	6.31%

				9,586		Basic Materials	3.30%

Television (0.51%)						Utilities	2.69%
						Technology	2.47%
CBS Corp		69,300		1,010		Other Assets in Excess of Liabilities, Net	7.99%

Tobacco (1.87%)						TOTAL NET ASSETS	100.00%

Altria Group Inc		38,800		770
Philip Morris International Inc		43,400		2,088
Reynolds American Inc		17,800		865

				3,723

Tools	- Hand Held (0.26%)
Black & Decker Corp		8,600		522

Wireless Equipment (0.88%)
Motorola Inc		57,800		413
Nokia OYJ ADR		37,400		697
Telefonaktiebolaget LM Ericsson ADR		68,800		649

				1,759

TOTAL COMMON STOCKS			$180,539

		Principal
		Amount		Value
		(000	's)	(000	's)

REPURCHASE AGREEMENTS (1.53%)
Money Center Banks (1.53%)
Deutsche Bank Repurchase Agreement;
2.00% dated 09/30/08 maturing 10/01/08
(collateralized by U.S. Government
Agency Issues; $3,093,000; 2.11% -
7.25%; dated 03/27/09 - 08/20/13) (c)		$3,044		$3,044

TOTAL REPURCHASE AGREEMENTS			$3,044

Total Investments			$183,583
Other Assets in Excess of Liabilities, Net - 7.99%				15,951

TOTAL NET ASSETS - 100.00%			$199,534

(a)		Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)		Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation			$10,197
Unrealized Depreciation				(41,989)

Net Unrealized Appreciation (Depreciation)				(31,792)
Cost for federal income tax purposes				215,375
All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		MidCap Blend Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (95.08%)				COMMON STOCKS (continued)
Advertising Sales (0.73%)				Diversified Operations (1.45%)
Lamar Advertising Co (a)(b)	86,697	$2,678		Onex Corp (b)	207,171	$5,349

Aerospace & Defense Equipment (1.45%)				E-Commerce - Services (0.62%)
Alliant Techsystems Inc (b)	57,016	5,356		Liberty Media Corp - Interactive (b)	177,207	2,288

Applications Software (1.62%)				Electric - Generation (1.09%)
Intuit Inc (b)	188,317	5,953		AES Corp/The (b)	344,238	4,024

Belgium (0.27%)				Electric - Integrated (2.25%)
RHJ International (b)	107,115	986		Allegheny Energy Inc	110,107	4,049
				Ameren Corp	62,033	2,421
Broadcasting Services & Programming (4.66%)				SCANA Corp	47,177	1,836

Discovery Communications Inc - A Shares (b)	202,920	2,892				8,306

Discovery Communications Inc - C Shares (b)	202,920	2,873
Liberty Global Inc - A Shares (b)	128,539	3,895		Electric - Transmission (0.06%)
Liberty Global Inc - B Shares (b)	168,446	4,732		Brookfield Infrastructure Partners LP (a)	13,417	211
Liberty Media Corp - Capital Series A (b)	208,854	2,794		Electronic Components - Miscellaneous (1.04%)

		17,186		Gentex Corp	268,204	3,835

Building & Construction Products -
Miscellaneous (0.14%)				Electronic Components - Semiconductors (0.14%)
USG Corp (b)	20,802	533		Microchip Technology Inc (a)	17,617	519

Cable TV (1.75%)				Energy - Alternate Sources (2.58%)
DISH Network Corp (b)	306,574	6,438		Covanta Holding Corp (b)	397,923	9,526

Casino Services (0.08%)				Food - Wholesale & Distribution (1.31%)
International Game Technology	17,331	298		Sysco Corp	157,144	4,845

Commercial Services (2.08%)				Forestry (1.46%)
Iron Mountain Inc (b)	314,454	7,676		Weyerhaeuser Co	88,534	5,363

Commercial Services - Finance (3.27%)				Gas - Distribution (0.55%)
Automatic Data Processing Inc	33,882	1,448		National Fuel Gas Co	48,464	2,044
Lender Processing Services Inc	75,521	2,305
Paychex Inc	85,674	2,830		Gold Mining (1.91%)
Western Union Co/The	221,534	5,465		Newmont Mining Corp	182,000	7,054

		12,048

				Independent Power Producer (1.21%)
Consulting Services (1.63%)				Calpine Corp (b)	344,327	4,476
SAIC Inc (b)	296,817	6,005		Dynegy Inc (b)	3	-

						4,476

Data Processing & Management (1.06%)
Broadridge Financial Solutions Inc	70,598	1,087		Insurance Brokers (2.65%)
Fidelity National Information Services Inc	153,212	2,828		Aon Corp	61,540	2,767

		3,915		Brown & Brown Inc	156,561	3,385

				Marsh & McLennan Cos Inc	113,449	3,603

Dental Supplies & Equipment (1.67%)
						9,755

Dentsply International Inc	163,995	6,156
				Investment Management & Advisory Services (1.11%)
Diversified Manufacturing Operations (0.63%)				Ameriprise Financial Inc	55,600	2,124
Tyco International Ltd	66,284	2,321		Legg Mason Inc	51,184	1,948

						4,072

		Schedule of Investments
		MidCap Blend Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Life & Health Insurance (0.61%)				Precious Metals (0.98%)
Aflac Inc	38,246	$2,247		Franco-Nevada Corp	192,038	$3,618

Linen Supply & Related Items (2.93%)				Property & Casualty Insurance (4.62%)
Cintas Corp	375,478	10,780		Fidelity National Financial Inc	65,283	960
				Markel Corp (b)	17,755	6,241
Medical - Drugs (1.97%)				Mercury General Corp	113,077	6,191
Valeant Pharmaceuticals International (a)(b)	353,809	7,243		White Mountains Insurance Group Ltd	7,745	3,638

						17,030

Medical - HMO (1.91%)
Coventry Health Care Inc (b)	216,403	7,044		Publishing - Newspapers (1.68%)
				Washington Post Co/The	11,088	6,173
Medical - Outpatient & Home Medical Care (1.36%)
Lincare Holdings Inc (b)	166,573	5,012		Real Estate Operator & Developer (3.07%)
				Brookfield Asset Management Inc	238,970	6,557
Medical Instruments (2.26%)				Forest City Enterprises Inc	154,968	4,753

St Jude Medical Inc (b)	191,098	8,311				11,310

Medical Laboratory & Testing Service (2.64%)				Reinsurance (1.78%)
Laboratory Corp of America Holdings (b)	140,175	9,742		Everest Re Group Ltd	75,965	6,573

Medical Products (1.59%)				Retail - Auto Parts (1.84%)
Covidien Ltd	109,117	5,866		O'Reilly Automotive Inc (b)	253,187	6,778

Motion Pictures & Services (0.13%)				Retail - Major Department Store (0.19%)
Ascent Media Corp (b)	20,292	495		TJX Cos Inc	22,738	694

Multi-Line Insurance (2.29%)				Retail - Restaurants (0.17%)
Loews Corp	213,682	8,438		Yum! Brands Inc	19,468	635

Multimedia (2.13%)				Satellite Telecommunications (0.64%)
Liberty Media Corp - Entertainment (b)	313,871	7,837		EchoStar Holding Corp (b)	97,591	2,352

Oil - Field Services (0.43%)				Telephone - Integrated (1.15%)
Weatherford International Ltd (b)	62,842	1,580		Telephone & Data Systems Inc	117,585	4,221

Oil & Gas Drilling (1.54%)				Textile - Home Furnishings (0.38%)
Nabors Industries Ltd (b)	227,522	5,670		Mohawk Industries Inc (a)(b)	20,995	1,415

Oil Company - Exploration & Production (9.74%)				Tobacco (1.40%)
Cimarex Energy Co	143,797	7,033		UST Inc	77,341	5,146
Encore Acquisition Co (b)	207,087	8,652
				Transport - Truck (0.23%)
Equitable Resources Inc	134,935	4,950		Heartland Express Inc	55,428	860
Newfield Exploration Co (b)	28,300	905
Questar Corp	138,927	5,685		Wireless Equipment (2.04%)
Rosetta Resources Inc (b)	144,556	2,654		American Tower Corp (b)	208,779	7,510

XTO Energy Inc	129,142	6,008		TOTAL COMMON STOCKS	$350,412

		35,887

Pipelines (2.91%)
Spectra Energy Corp	237,007	5,641
Williams Cos Inc	215,128	5,088

		10,729

			Schedule of Investments
			MidCap Blend Account
			September 30, 2008 (unaudited)

	Principal
	Amount		Value
	(000	's)	(000	's)

SHORT TERM INVESTMENTS (4.13%)
Commercial Paper (4.13%)
Investment in Joint Trading Account; HSBC
Funding
2.75%, 10/ 1/2008	$7,610		$7,610
Investment in Joint Trading Account;
Prudential Funding
2.75%, 10/ 1/2008	7,610		7,610

			15,220

TOTAL SHORT TERM INVESTMENTS		$15,220

REPURCHASE AGREEMENTS (2.73%)
Money Center Banks (2.73%)
Deutsche Bank Repurchase Agreement;
2.00% dated 09/30/08 maturing 10/01/08
(collateralized by U.S. Government
Agency Issues; $10,236,000; 2.11% -
7.25%; dated 03/27/09 - 08/20/13) (c)	$10,076		$10,075

TOTAL REPURCHASE AGREEMENTS		$10,075

Total Investments		$375,707
Liabilities in Excess of Other Assets, Net - (1.94)%			(7,162)

TOTAL NET ASSETS - 100.00%		$368,545

(a)	Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation		$46,283
Unrealized Depreciation			(46,062)

Net Unrealized Appreciation (Depreciation)			221
Cost for federal income tax purposes			375,486
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Sector			Percent

Financial			23.26%
Consumer, Non-cyclical			23.09%
Energy			17.20%
Communications			15.38%
Consumer, Cyclical			5.72%
Utilities			5.17%
Basic Materials			4.35%
Industrial			3.50%
Technology			2.82%
Diversified			1.45%
Liabilities in Excess of Other Assets, Net			(1.94%)

TOTAL NET ASSETS			100.00%

		Schedule of Investments
	MidCap Growth Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.36%)				COMMON STOCKS (continued)
Aerospace & Defense (0.43%)				Commercial Services (0.47%)
Teledyne Technologies Inc (a)	4,200	$240		Alliance Data Systems Corp (a)	4,100	$260

Aerospace & Defense Equipment (0.62%)				Commercial Services - Finance (2.64%)
Goodrich Corp	8,275	344		H&R Block Inc	26,625	600
				Heartland Payment Systems Inc (b)	13,325	341
Agricultural Chemicals (0.56%)				Total System Services Inc	19,700	323
CF Industries Holdings Inc	3,400	311		Western Union Co/The	8,275	204

						1,468

Apparel Manufacturers (1.67%)
Coach Inc (a)	18,850	472		Computer Aided Design (0.54%)
Polo Ralph Lauren Corp	2,650	177		Ansys Inc (a)	7,900	299
VF Corp	3,650	282

		931		Computer Services (0.38%)

				Cognizant Technology Solutions Corp (a)	9,350	213
Applications Software (0.41%)
Salesforce.com Inc (a)	4,650	225		Computers - Integrated Systems (1.25%)
				NCR Corp (a)	20,925	461
Beverages - Non-Alcoholic (1.19%)				Teradata Corp (a)	12,100	236

Coca-Cola Enterprises Inc	23,000	386				697

Hansen Natural Corp (a)(b)	9,200	278

		664		Computers - Memory Devices (0.91%)

				NetApp Inc (a)	20,775	379
Beverages - Wine & Spirits (0.39%)				Western Digital Corp (a)	5,950	127

Brown-Forman Corp	3,050	219				506

Building - Heavy Construction (0.24%)				Consulting Services (2.13%)
Perini Corp (a)	5,150	133		Accenture Ltd	8,875	337
				SAIC Inc (a)	23,075	467
Building - Residential & Commercial (0.41%)				Watson Wyatt Worldwide Inc	7,625	379

NVR Inc (a)	400	229				1,183

Cable TV (0.80%)				Cosmetics & Toiletries (1.52%)
DISH Network Corp (a)	21,075	443		Avon Products Inc	20,300	844

Cellular Telecommunications (1.10%)				Data Processing & Management (0.69%)
Millicom International Cellular SA	2,625	180		Dun & Bradstreet Corp	4,050	382
NII Holdings Inc (a)	11,425	433

				Dental Supplies & Equipment (0.44%)
		613		Patterson Cos Inc (a)	7,975	243

Chemicals - Specialty (0.72%)
Sigma-Aldrich Corp	3,325	174		Disposable Medical Products (0.44%)
Terra Industries Inc	7,675	226		CR Bard Inc	2,575	244

		400

				Diversified Manufacturing Operations (2.53%)
Coal (1.48%)				Brink's Co/The	5,500	336
Alpha Natural Resources Inc (a)	4,000	206		Cooper Industries Ltd	4,175	167
Consol Energy Inc	5,200	239		Harsco Corp	6,600	245
Massey Energy Co	5,450	194		ITT Corp	7,050	392
Walter Industries Inc	3,825	181		SPX Corp	3,475	267

		820				1,407

Commercial Banks (0.32%)				E-Commerce - Services (0.38%)
Bank of Hawaii Corp	3,375	180		Priceline.com Inc (a)	3,125	214

		Schedule of Investments
	MidCap Growth Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electric - Integrated (1.19%)				Finance - Investment Banker & Broker
Alliant Energy Corp	5,000	$161		(continued)
Edison International	12,500	499		TD Ameritrade Holding Corp (a)	15,975	$259

		660				700

Electronic Components - Miscellaneous (0.44%)				Food - Miscellaneous/Diversified (0.44%)
Garmin Ltd (b)	7,150	243		ConAgra Foods Inc	12,700	247

Electronic Components - Semiconductors (2.99%)				Footwear & Related Apparel (0.23%)
Broadcom Corp (a)	20,750	387		Deckers Outdoor Corp (a)	1,250	130
Intersil Corp	12,150	201		Gas - Distribution (1.89%)
MEMC Electronic Materials Inc (a)	8,175	231		Laclede Group Inc/The	7,275	353
Microchip Technology Inc (b)	14,475	426		Sempra Energy	13,850	699

National Semiconductor Corp	9,475	163				1,052

Nvidia Corp (a)	23,650	253

		1,661		Hospital Beds & Equipment (0.24%)

				Kinetic Concepts Inc (a)	4,625	132
Electronic Design Automation (0.21%)
Cadence Design Systems Inc (a)	17,150	116		Hotels & Motels (0.56%)
				Choice Hotels International Inc	11,475	311
Electronic Measurement Instruments (1.11%)
Agilent Technologies Inc (a)	15,825	469		Industrial Audio & Video Products (0.53%)
Trimble Navigation Ltd (a)	5,800	150		Dolby Laboratories Inc (a)	8,300	292

		619

				Industrial Gases (0.98%)
Electronic Parts Distribution (0.32%)
				Airgas Inc	10,925	542
Arrow Electronics Inc (a)	6,875	180
				Instruments - Controls (0.97%)
Electronics - Military (0.89%)
				Mettler Toledo International Inc (a)	5,500	539
L-3 Communications Holdings Inc	5,050	497
				Instruments - Scientific (0.63%)
Engineering - Research & Development Services (2.82%)
				Applied Biosystems Inc	10,175	348
EMCOR Group Inc (a)	4,750	125
Fluor Corp	13,000	724		Internet Infrastructure Equipment (0.34%)
Foster Wheeler Ltd (a)	10,450	377		Avocent Corp (a)	9,325	191
Jacobs Engineering Group Inc (a)	6,250	340

		1,566		Internet Infrastructure Software (0.36%)

Engines - Internal Combustion (0.90%)				Akamai Technologies Inc (a)	11,425	199
Cummins Inc	11,450	501
				Internet Security (0.86%)
Enterprise Software & Services (1.79%)				McAfee Inc (a)	14,000	475
BMC Software Inc (a)	8,275	237
				Investment Management & Advisory Services (0.77%)
CA Inc	19,300	385		Janus Capital Group Inc	7,500	182
Sybase Inc (a)	12,100	371		Waddell & Reed Financial Inc	10,000	248

		993				430

Entertainment Software (0.40%)				Machinery - Construction & Mining (0.85%)
Activision Blizzard Inc (a)	14,500	224		Bucyrus International Inc	3,650	163
Fiduciary Banks (1.52%)				Joy Global Inc	6,800	307

Northern Trust Corp	11,725	847				470

				Machinery - Farm (0.22%)
Finance - Investment Banker & Broker (1.26%)				AGCO Corp (a)	2,925	125
Lazard Ltd	10,325	441

		Schedule of Investments
	MidCap Growth Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Machinery - General Industry (0.41%)				Oil Company - Exploration & Production
Manitowoc Co Inc/The	4,525	$71		(continued)
Robbins & Myers Inc	5,050	156		Noble Energy Inc	7,625	$424

		227		Stone Energy Corp (a)	9,725	412

				W&T Offshore Inc	3,225	88

Machinery - Pumps (0.53%)						2,123

Flowserve Corp	3,300	293
				Oil Company - Integrated (0.88%)
Medical - Biomedical/Gene (0.84%)				Murphy Oil Corp	7,650	491
Invitrogen Corp (a)	8,700	329
OSI Pharmaceuticals Inc (a)	2,800	138		Oil Refining & Marketing (0.73%)

		467		Frontier Oil Corp	5,500	101

				Sunoco Inc	8,525	304

Medical - Drugs (2.04%)						405

Endo Pharmaceuticals Holdings Inc (a)	26,075	521
Forest Laboratories Inc (a)	12,700	359		Quarrying (0.29%)
King Pharmaceuticals Inc (a)	26,275	252		Compass Minerals International Inc	3,075	161

		1,132		Racetracks (0.44%)

Medical - HMO (3.36%)				International Speedway Corp	6,325	246
Cigna Corp	22,675	771
Coventry Health Care Inc (a)	10,625	346		Recreational Vehicles (0.32%)
Health Net Inc (a)	9,625	227		Polaris Industries Inc (b)	3,875	176
Humana Inc (a)	12,700	523

		1,867		REITS - Office Property (0.45%)

				Boston Properties Inc	2,650	248
Medical Instruments (1.32%)
St Jude Medical Inc (a)	16,850	733		Rental - Auto & Equipment (1.04%)
				Rent-A-Center Inc/TX (a)	25,975	579
Medical Laboratory & Testing Service (0.61%)
Laboratory Corp of America Holdings (a)	4,900	341		Retail - Apparel & Shoe (2.24%)
				Aeropostale Inc (a)	11,450	368
Medical Products (0.77%)				Dress Barn Inc (a)	12,450	190
Henry Schein Inc (a)	7,975	429		Gymboree Corp (a)	3,175	113
				Ross Stores Inc	10,650	392
Metal - Iron (0.29%)				Urban Outfitters Inc (a)	5,650	180

Cleveland-Cliffs Inc	3,075	163
						1,243

Metal Processors & Fabrication (1.07%)				Retail - Auto Parts (1.04%)
Precision Castparts Corp	5,300	417		Autozone Inc (a)	4,700	580
Timken Co	6,200	176

		593		Retail - Automobile (0.75%)

				Copart Inc (a)	10,900	414
Office Automation & Equipment (0.34%)
Xerox Corp	16,350	188		Retail - Computer Equipment (0.49%)
				GameStop Corp (a)	8,025	275
Oil & Gas Drilling (3.75%)
ENSCO International Inc	12,250	706		Retail - Discount (2.71%)
Noble Corp	15,800	694		Big Lots Inc (a)	7,275	202
Patterson-UTI Energy Inc	11,150	223		BJ's Wholesale Club Inc (a)	6,675	259
Unit Corp (a)	9,225	459		Dollar Tree Inc (a)	6,400	233

		2,082		Family Dollar Stores Inc	34,300	813

Oil Company - Exploration & Production (3.82%)						1,507

Cimarex Energy Co	13,500	660
Nexen Inc	23,200	539

		Schedule of Investments
	MidCap Growth Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares		Value
	Held	(000	's)		Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Major Department Store (0.83%)				Transport - Marine (continued)
TJX Cos Inc	15,100	$461		Tidewater Inc	7,725		$428

							823

Retail - Regional Department Store (0.43%)
Kohl's Corp (a)	5,200	240		Transport - Services (0.89%)
				Ryder System Inc	8,000		496
Retail - Restaurants (1.42%)
Yum! Brands Inc	24,250	791		Vitamins & Nutrition Products (0.53%)
				Herbalife Ltd	7,475		295
Savings & Loans - Thrifts (1.01%)
Hudson City Bancorp Inc	30,500	563		Web Portals (0.24%)
				Sohu.com Inc (a)	2,400		134
Schools (1.51%)
Apollo Group Inc (a)	10,650	632		Wireless Equipment (0.82%)

ITT Educational Services Inc (a)	2,550	206		American Tower Corp (a)	12,700		457

		838		TOTAL COMMON STOCKS	$55,229

					Principal
Semiconductor Component - Integrated Circuits (2.33%)
					Amount		Value
Analog Devices Inc	11,425	301			(000	's)	(000	's)

Emulex Corp (a)	10,875	116
				REPURCHASE AGREEMENTS (1.83%)
Integrated Device Technology Inc (a)	28,425	221
				Money Center Banks (1.83%)
Linear Technology Corp	21,375	656

				Deutsche Bank Repurchase Agreement;
		1,294		2.00% dated 09/30/08 maturing 10/01/08

Semiconductor Equipment (1.48%)				(collateralized by U.S. Government
				Agency Issues; $1,031,000; 2.11% -
Kla-Tencor Corp	7,300	231		7.25%; dated 03/27/09 - 08/20/13) (c)	$1,015		$1,015

Lam Research Corp (a)	14,000	441		TOTAL REPURCHASE AGREEMENTS	$1,015

Novellus Systems Inc (a)	7,725	152

		824		Total Investments	$56,244

				Liabilities in Excess of Other Assets, Net - (1.19)%			(662)

Steel - Producers (1.30%)				TOTAL NET ASSETS - 100.00%	$55,582

AK Steel Holding Corp	7,475	194
Nucor Corp	4,175	165
Reliance Steel & Aluminum Co	3,375	128		(a) Non-Income Producing Security
Steel Dynamics Inc	13,750	235		(b)	Security or a portion of the security was on loan at the end of the period.

		722		(c)	Security was purchased with the cash proceeds from securities loans.

Telecommunication Services (0.35%)
NeuStar Inc (a)	9,825	195		Unrealized Appreciation (Depreciation)
				The net federal income tax unrealized appreciation (depreciation) and federal tax cost
				of investments held by the account as of the period end were as follows:
Telephone - Integrated (0.76%)
Windstream Corp	38,700	423		Unrealized Appreciation	$2,485

Therapeutics (0.92%)				Unrealized Depreciation			(11,558)

Warner Chilcott Ltd (a)	33,725	510		Net Unrealized Appreciation (Depreciation)			(9,073)
				Cost for federal income tax purposes			65,317
Tobacco (0.37%)				All dollar amounts are shown in thousands (000's)
Reynolds American Inc	4,225	205

Toys (1.79%)
Hasbro Inc	16,900	587
Marvel Entertainment Inc (a)	11,900	406

		993

Transport - Marine (1.48%)
Kirby Corp (a)	10,425	395

Schedule of Investments
MidCap Growth Account I
September 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.21%
Industrial	17.88%
Consumer, Cyclical	15.34%
Technology	13.71%
Energy	10.65%
Financial	7.16%
Communications	6.02%
Basic Materials	4.14%
Utilities	3.08%
Liabilities in Excess of Other Assets, Net	(1.19%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		MidCap Stock Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.64%)				COMMON STOCKS (continued)
Aerospace & Defense (0.95%)				Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	35,600	$572		Wisconsin Energy Corp	34,200	$1,536

						4,565

Airlines (3.08%)
AMR Corp (a)	85,900	844		Electronic Components - Semiconductors (2.50%)
Continental Airlines Inc (a)(b)	60,700	1,012		Microchip Technology Inc (b)	51,250	1,508

		1,856		Electronic Parts Distribution (2.49%)

Auto/Truck Parts & Equipment - Original (2.05%)				Arrow Electronics Inc (a)	57,300	1,502
Magna International Inc	24,200	1,239
				Enterprise Software & Services (2.71%)
Chemicals - Diversified (0.36%)				BMC Software Inc (a)	57,000	1,632
Rockwood Holdings Inc (a)	8,400	216
				Food - Dairy Products (0.93%)
Chemicals - Specialty (5.64%)				Dean Foods Co (a)	23,900	558
Cabot Corp	62,700	1,992
Lubrizol Corp	24,400	1,053		Machinery Tools & Related Products (3.28%)
OM Group Inc (a)	15,700	353		Lincoln Electric Holdings Inc	30,800	1,981

		3,398

				Medical - Generic Drugs (0.53%)
Coatings & Paint (2.07%)				Mylan Inc/PA (a)(b)	28,025	320
Valspar Corp	56,100	1,250
				Medical - Hospitals (3.19%)
Commercial Banks (1.97%)				Universal Health Services Inc	34,300	1,922
Cullen/Frost Bankers Inc	9,350	561
TCF Financial Corp (b)	34,949	629		Medical - Wholesale Drug Distribution (0.51%)

		1,190		AmerisourceBergen Corp	8,100	305

Commercial Services (2.46%)				Medical Information Systems (1.87%)
Weight Watchers International Inc	40,500	1,482		IMS Health Inc	59,702	1,129

Commercial Services - Finance (1.70%)				Medical Instruments (1.53%)
Lender Processing Services Inc	33,526	1,023		Edwards Lifesciences Corp (a)	16,000	924

Computers - Integrated Systems (0.79%)				Medical Laboratory & Testing Service (2.84%)
Diebold Inc	14,300	474		Covance Inc (a)	19,400	1,715

Computers - Memory Devices (1.81%)				Multi-Line Insurance (1.95%)
NetApp Inc (a)	59,800	1,090		HCC Insurance Holdings Inc	43,511	1,175

Computers - Peripheral Equipment (0.44%)				Non-Hazardous Waste Disposal (2.18%)
Electronics for Imaging Inc (a)	18,943	264		Allied Waste Industries Inc (a)	29,700	330
				Republic Services Inc	32,900	986

Cosmetics & Toiletries (2.92%)
Estee Lauder Cos Inc/The	35,300	1,762				1,316

				Office Furnishings - Original (2.63%)
Data Processing & Management (1.45%)				HNI Corp (b)	62,500	1,584
Fidelity National Information Services Inc	47,353	874
				Oil & Gas Drilling (2.46%)
Diversified Manufacturing Operations (2.60%)				Nabors Industries Ltd (a)	59,587	1,485
Teleflex Inc	24,743	1,571
				Oil Company - Exploration & Production (2.48%)
Electric - Integrated (7.57%)				Cimarex Energy Co	25,800	1,262
DTE Energy Co	38,200	1,526
Northeast Utilities	58,600	1,503

				Schedule of Investments
				MidCap Stock Account
				September 30, 2008 (unaudited)

							Principal
		Shares		Value			Amount		Value
		Held		(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)						REPURCHASE AGREEMENTS (continued)
Oil Company - Exploration & Production						Money Center Banks (continued)
(continued)						Investment in Joint Trading Account; Bank
Noble Energy Inc		4,206		$234		of America Repurchase Agreement; 1.50%

				1,496		dated 09/30/2008 maturing 10/01/2008

						(collateralized by Sovereign Agency
Oil Refining & Marketing (1.40%)						Issues; $1,054,000; 2.20% - 2.29%; dated
Frontier Oil Corp		45,738		843		04/09/09 - 04/23/09)	$1,023		$1,023
						Investment in Joint Trading Account;
Property & Casualty Insurance (2.37%)						Deutsche Bank Repurchase Agreement;
Fidelity National Financial Inc		97,126		1,428		1.75% dated 09/30/2008 maturing
						10/01/2008 (collateralized by Sovereign
Reinsurance (2.33%)						Agency Issues; $1,054,000; 2.05% -
						5.30%; dated 05/24/09 - 05/12/20)	1,023		1,023

Max Capital Group Ltd (b)		60,600		1,408
									7,408

REITS	- Office Property (3.23%)					TOTAL REPURCHASE AGREEMENTS	$7,408

Alexandria Real Estate Equities Inc		17,300		1,946		Total Investments	$65,686
REITS	- Shopping Centers (1.02%)					Liabilities in Excess of Other Assets, Net - (8.92)%			(5,381)

Tanger Factory Outlet Centers (b)		14,100		617		TOTAL NET ASSETS - 100.00%	$60,305

Rental - Auto & Equipment (1.03%)
Aaron Rents Inc (b)		22,996		623		(a) Non-Income Producing Security
						(b)			Security or a portion of the security was on loan at the end of the period.
Retail - Apparel & Shoe (1.79%)						(c)			Security was purchased with the cash proceeds from securities loans.
J Crew Group Inc (a)(b)		22,000		629
Nordstrom Inc (b)		15,582		449		Unrealized Appreciation (Depreciation)

				1,078		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

						of investments held by the account as of the period end were as follows:
Retail - Jewelry (2.98%)
Tiffany & Co		50,600		1,797		Unrealized Appreciation	$11,640
						Unrealized Depreciation			(4,799)

Retail - Restaurants (0.39%)						Net Unrealized Appreciation (Depreciation)			6,841
Chipotle Mexican Grill Inc (a)		4,200		233		Cost for federal income tax purposes			58,845
						All dollar amounts are shown in thousands (000's)
Savings & Loans - Thrifts (2.76%)
Washington Federal Inc (b)		90,350		1,667		Portfolio Summary (unaudited)

Toys	(2.73%)					Sector			Percent

Mattel Inc		91,400		1,649		Financial			27.92%
						Consumer, Non-cyclical			17.63%
						Consumer, Cyclical			15.65%
Transport - Marine (2.67%)						Industrial			14.18%
Tidewater Inc		29,100		1,611		Technology			11.56%

TOTAL COMMON STOCKS		$58,278				Basic Materials			8.07%

						Utilities			7.57%
		Principal				Energy			6.34%
		Amount		Value		Liabilities in Excess of Other Assets, Net			(8.92%)

		(000	's)	(000	's)	TOTAL NET ASSETS			100.00%

REPURCHASE AGREEMENTS (12.28%)
Money Center Banks (12.28%)
Deutsche Bank Repurchase Agreement;
2.00% dated 09/30/08 maturing 10/01/08
(collateralized by U.S. Government
Agency Issues; $5,447,000; 2.11% -
7.25%; dated 03/27/09 - 08/20/13) (c)		$5,362		$5,362

		Schedule of Investments
		MidCap Value Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.82%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.05%)				Building & Construction Products -
Ceradyne Inc (a)	1,500	$55		Miscellaneous (continued)
				NCI Building Systems Inc (a)	2,400	$76

Aerospace & Defense (0.11%)						357

Empresa Brasileira de Aeronautica SA ADR	4,767	129		Casino Hotels (0.40%)
Agricultural Operations (0.82%)				Ameristar Casinos Inc	6,800	96
Andersons Inc/The	2,500	88		Boyd Gaming Corp (b)	37,600	352

Bunge Ltd (b)	13,200	834				448

		922		Chemicals - Diversified (0.15%)

Airlines (0.15%)				Olin Corp	8,600	167
Skywest Inc	10,700	171		Chemicals - Plastics (0.05%)
Apparel Manufacturers (0.52%)				PolyOne Corp (a)	8,400	54
Columbia Sportswear Co (b)	10,200	428		Chemicals - Specialty (1.53%)
Jones Apparel Group Inc	3,200	59		Ashland Inc	22,500	658
Quiksilver Inc (a)	16,000	92		Eastman Chemical Co	9,800	537

		579		HB Fuller Co	13,900	290

Appliances (0.59%)				OM Group Inc (a)	10,400	234

Whirlpool Corp	8,328	660				1,719

Auto - Car & Light Trucks (0.33%)				Commercial Banks (3.20%)
General Motors Corp	39,000	369		Bancorpsouth Inc	6,000	169
				City National Corp/CA	10,600	576
Auto/Truck Parts & Equipment - Original (1.72%)				Commerce Bancshares Inc	11,900	552
Autoliv Inc	16,400	554		First Horizon National Corp	64,900	616
Lear Corp (a)	38,600	405		United Bankshares Inc	7,600	266
TRW Automotive Holdings Corp (a)	29,100	463		Webster Financial Corp	21,300	538
WABCO Holdings Inc	14,500	515		Westamerica Bancorporation	4,400	253

		1,937		Zions Bancorporation	16,300	631

						3,601

Beverages - Non-Alcoholic (1.26%)
Coca-Cola Enterprises Inc	46,800	785		Commercial Services (0.51%)
Dr Pepper Snapple Group Inc (a)	10,200	270		Convergys Corp (a)	34,200	506
Pepsi Bottling Group Inc	12,200	356		PHH Corp (a)	5,500	73

		1,411				579

Beverages - Wine & Spirits (0.81%)				Commercial Services - Finance (0.95%)
Constellation Brands Inc (a)	42,572	914		Deluxe Corp	12,400	178
				Lender Processing Services Inc	14,600	446
Building - Heavy Construction (0.46%)				Moody's Corp	13,000	442

Chicago Bridge & Iron Co NV	21,610	416				1,066

Granite Construction Inc	2,800	100

				Computer Services (1.50%)
		516

				Affiliated Computer Services Inc (a)	18,000	911
Building - Residential & Commercial (1.51%)				Computer Sciences Corp (a)	13,700	550
Centex Corp	46,100	747		Insight Enterprises Inc (a)	1,900	26
NVR Inc (a)	1,489	852		Unisys Corp (a)	71,600	197

Ryland Group Inc	3,900	103				1,684

		1,702

				Computers (0.72%)
Building & Construction Products -				Sun Microsystems Inc (a)	107,200	815
Miscellaneous (0.32%)
Armstrong World Industries Inc	9,700	281

		Schedule of Investments
		MidCap Value Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Computers - Memory Devices (0.54%)				Electronic Components - Miscellaneous
Seagate Technology	50,500	$612		(continued)
				Vishay Intertechnology Inc (a)	58,200	$385

Computers - Peripheral Equipment (0.65%)						692

Lexmark International Inc (a)	22,400	730		Electronic Components - Semiconductors (0.40%)
				Amkor Technology Inc (a)	5,800	37
Consumer Products - Miscellaneous (0.71%)				International Rectifier Corp (a)	21,798	415

Jarden Corp (a)	25,200	591
						452

Scotts Miracle-Gro Co/The	8,700	206

		797		Electronic Design Automation (0.20%)

				Cadence Design Systems Inc (a)	32,800	222
Containers - Paper & Plastic (0.35%)
Smurfit-Stone Container Corp (a)	84,300	396		Electronic Parts Distribution (1.05%)
				Avnet Inc (a)	47,700	1,175
Distribution & Wholesale (1.19%)
Ingram Micro Inc (a)	59,500	956		Electronics - Military (0.20%)
Scansource Inc (a)	4,600	132		L-3 Communications Holdings Inc	2,300	226
United Stationers Inc (a)	1,000	48
WESCO International Inc (a)	6,200	200		Engineering - Research & Development Services (1.05%)

		1,336		KBR Inc	24,700	377

Diversified Manufacturing Operations (0.89%)				McDermott International Inc (a)	9,900	253
AO Smith Corp	6,700	262		URS Corp (a)	15,100	554

Crane Co	2,800	83				1,184

Eaton Corp	11,670	656		Fiduciary Banks (0.51%)

		1,001		Northern Trust Corp	3,700	267

Diversified Minerals (0.38%)				Wilmington Trust Corp	10,500	303

Teck Cominco Ltd	14,500	422				570

				Finance - Credit Card (0.83%)
Electric - Integrated (9.45%)				Discover Financial Services	67,700	936
Alliant Energy Corp	21,700	699
Avista Corp	11,200	243		Finance - Investment Banker & Broker (1.84%)
CMS Energy Corp	40,800	509		Investment Technology Group Inc (a)	16,100	490
Consolidated Edison Inc	20,400	876		Jefferies Group Inc	47,000	1,028
DPL Inc	21,659	537		Morgan Stanley	23,700	545

DTE Energy Co	19,200	767				2,063

Edison International	6,667	266		Food - Confectionery (0.67%)
Entergy Corp	4,700	418		Hershey Co/The	19,100	755
FirstEnergy Corp	14,700	985
Integrys Energy Group Inc	12,800	639		Food - Meat Products (0.70%)
Northeast Utilities	29,000	744		Hormel Foods Corp	14,500	526
Otter Tail Corp	4,500	138		Smithfield Foods Inc (a)	16,700	265

Pepco Holdings Inc	30,400	697				791

Pinnacle West Capital Corp	21,248	731		Food - Miscellaneous/Diversified (1.25%)
Portland General Electric Co	21,000	497		ConAgra Foods Inc	35,300	687
PPL Corp	18,700	692		Sara Lee Corp	57,000	720

TECO Energy Inc	40,800	642				1,407

Xcel Energy Inc	27,400	548

		10,628		Food - Retail (1.29%)

				Safeway Inc	28,900	685
Electronic Components - Miscellaneous (0.62%)				SUPERVALU Inc	35,200	764

Jabil Circuit Inc	32,200	307				1,449

		Schedule of Investments
		MidCap Value Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Footwear & Related Apparel (0.12%)				Medical - Drugs (continued)
Timberland Co (a)	7,700	$134		Shire Ltd ADR	5,123	$245

						978

Gas - Distribution (3.24%)
Atmos Energy Corp	26,300	700		Medical - HMO (2.40%)
Laclede Group Inc/The	1,200	58		Aetna Inc	11,826	427
New Jersey Resources Corp	9,700	348		AMERIGROUP Corp (a)	12,700	321
Nicor Inc	13,300	590		Centene Corp (a)	7,400	152
NiSource Inc	25,500	377		Cigna Corp	12,000	408
Northwest Natural Gas Co	5,400	281		Coventry Health Care Inc (a)	10,985	357
Southwest Gas Corp	12,800	387		Health Net Inc (a)	28,800	680
UGI Corp	13,500	348		Magellan Health Services Inc (a)	8,600	353

WGL Holdings Inc	17,100	555				2,698

		3,644		Medical - Hospitals (0.18%)

				Universal Health Services Inc	3,700	207
Hotels & Motels (0.79%)
Choice Hotels International Inc	7,200	195		Medical - Nursing Homes (0.06%)
Wyndham Worldwide Corp	44,000	691		Kindred Healthcare Inc (a)	2,300	63

		886

Human Resources (0.40%)				Medical - Wholesale Drug Distribution (0.68%)
Manpower Inc	10,100	436		AmerisourceBergen Corp	20,400	768
MPS Group Inc (a)	1,000	10

				Medical Products (0.20%)
		446

				Covidien Ltd	4,200	226
Independent Power Producer (0.72%)
Dynegy Inc (a)	88,200	316		Metal - Aluminum (0.39%)
NRG Energy Inc (a)	19,944	493		Century Aluminum Co (a)	10,800	299

		809		Kaiser Aluminum Corp	3,300	142

						441

Insurance Brokers (0.52%)
Arthur J Gallagher & Co	22,800	585		Metal - Diversified (0.64%)
				Freeport-McMoRan Copper & Gold Inc	10,800	614
Investment Management & Advisory Services (1.04%)				Hecla Mining Co (a)	22,400	105

Invesco Ltd	33,700	707				719

Legg Mason Inc	11,300	430
				Metal - Iron (0.40%)
National Financial Partners Corp	2,000	30

				Cleveland-Cliffs Inc	8,600	455
		1,167

Life & Health Insurance (1.37%)				Metal Processors & Fabrication (0.32%)
Conseco, Inc. (a)	34,500	121		Commercial Metals Co	21,000	355
Protective Life Corp	11,900	339
StanCorp Financial Group Inc	20,800	1,082		Motorcycle/Motor Scooter (0.30%)

		1,542		Harley-Davidson Inc	8,904	332

Machinery - Construction & Mining (1.15%)				Multi-Line Insurance (2.28%)
Terex Corp (a)	42,440	1,295		American Financial Group Inc/OH	14,300	422
				Assurant Inc	17,500	962
Machinery - General Industry (0.56%)				CNA Financial Corp	12,200	320
Albany International Corp	6,700	183		Hanover Insurance Group Inc/The	7,100	323
Gardner Denver Inc (a)	12,700	441		XL Capital Ltd	29,700	533

		624				2,560

Medical - Drugs (0.87%)				Multimedia (0.55%)
King Pharmaceuticals Inc (a)	76,500	733		McGraw-Hill Cos Inc/The	19,700	623

		Schedule of Investments
		MidCap Value Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Networking Products (0.78%)				Property & Casualty Insurance (continued)
3Com Corp (a)	40,500	$94		Infinity Property & Casualty Corp	4,800	$198
Anixter International Inc (a)	13,100	780		OneBeacon Insurance Group Ltd	7,400	156

		874		WR Berkley Corp	32,100	756

Non-Ferrous Metals (0.09%)						2,685

RTI International Metals Inc (a)	5,300	104		Publishing - Books (0.08%)
				Scholastic Corp	3,600	92
Office Furnishings - Original (0.56%)
Herman Miller Inc	13,900	340		Publishing - Newspapers (0.71%)
Steelcase Inc	27,100	291		Gannett Co Inc	41,000	693

		631		New York Times Co/The	7,000	100

Oil - Field Services (0.54%)						793

Oceaneering International Inc (a)	7,500	400		Racetracks (0.28%)
Oil States International Inc (a)	5,800	205		International Speedway Corp	8,100	315

		605

				Regional Banks (0.81%)
Oil & Gas Drilling (0.34%)				Huntington Bancshares Inc/OH (b)	49,600	396
Noble Corp	8,700	382		Keycorp (b)	21,300	255
Oil Company - Exploration & Production (5.04%)				National City Corp	148,700	260

Apache Corp	4,000	417				911

Cabot Oil & Gas Corp	16,900	611		Reinsurance (2.19%)
Cimarex Energy Co	16,500	807		Allied World Assurance Co Holdings Ltd	8,200	291
Denbury Resources Inc (a)	21,914	417		Axis Capital Holdings Ltd	2,500	79
Mariner Energy Inc (a)	16,600	340		Endurance Specialty Holdings Ltd	11,600	359
Noble Energy Inc	5,900	328		PartnerRe Ltd (b)	11,000	735
Rosetta Resources Inc (a)	10,400	191		Reinsurance Group of America Inc	5,000	270
Southwestern Energy Co (a)	12,354	377		RenaissanceRe Holdings Ltd	12,300	640
St Mary Land & Exploration Co	6,600	235		Transatlantic Holdings Inc	1,700	92

Stone Energy Corp (a)	12,300	521				2,466

Talisman Energy Inc	33,319	474		REITS - Apartments (0.73%)
Whiting Petroleum Corp (a)	9,900	706		Apartment Investment & Management Co (b)	23,515	824
XTO Energy Inc	5,186	241

		5,665		REITS - Diversified (0.55%)

Oil Field Machinery & Equipment (0.25%)				Colonial Properties Trust (b)	9,700	181
National Oilwell Varco Inc (a)	5,600	281		Duke Realty Corp	9,500	234
				Vornado Realty Trust	2,200	200

Oil Refining & Marketing (0.29%)						615

Sunoco Inc	9,320	332		REITS - Healthcare (0.35%)
				Ventas Inc	8,000	395
Paper & Related Products (0.87%)
Domtar Corp (a)	130,000	598		REITS - Hotels (0.59%)
Potlatch Corp	8,200	380		Hospitality Properties Trust	30,100	618

		978		LaSalle Hotel Properties	2,000	46

Photo Equipment & Supplies (0.69%)						664

Eastman Kodak Co	50,700	780		REITS - Mortgage (1.26%)
				Annaly Capital Management Inc	105,400	1,418
Property & Casualty Insurance (2.39%)
Arch Capital Group Ltd (a)	12,000	876		REITS - Office Property (1.67%)
First American Corp	20,100	593		Brandywine Realty Trust	40,500	649
Harleysville Group Inc	2,800	106

		Schedule of Investments
		MidCap Value Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Office Property (continued)				Savings & Loans - Thrifts (0.58%)
HRPT Properties Trust	65,900	$454		Astoria Financial Corp	31,400	$651
Mack-Cali Realty Corp	22,900	776

		1,879		Semiconductor Component - Integrated Circuits (0.15%)

				Emulex Corp (a)	15,900	170
REITS - Regional Malls (0.53%)
CBL & Associates Properties Inc	29,700	596		Steel - Producers (0.82%)
				Steel Dynamics Inc	27,000	461
REITS - Shopping Centers (0.58%)				United States Steel Corp	6,000	466

Developers Diversified Realty Corp	19,621	622				927

Regency Centers Corp	400	26

		648		Telecommunication Equipment (1.45%)

				ADC Telecommunications Inc (a)	60,000	507
REITS - Warehouse & Industrial (1.60%)				Arris Group Inc (a)	52,564	406
AMB Property Corp	18,000	815		Plantronics Inc	5,700	128
First Industrial Realty Trust Inc	12,100	347		Tellabs Inc (a)	145,200	590

Prologis	15,400	636				1,631

		1,798

				Telephone - Integrated (0.89%)
Rental - Auto & Equipment (0.57%)				CenturyTel Inc	9,200	337
Avis Budget Group Inc (a)	50,700	291		Frontier Communications Corp	35,300	406
United Rentals Inc (a)	22,692	346		Telephone & Data Systems Inc	7,100	254

		637				997

Retail - Apparel & Shoe (0.15%)				Television (0.81%)
AnnTaylor Stores Corp (a)	5,700	117		CBS Corp	57,000	831
Men's Wearhouse Inc	2,200	47		Hearst-Argyle Television Inc	3,800	85

		164				916

Retail - Automobile (0.04%)				Transport - Marine (1.09%)
Penske Auto Group Inc (b)	3,600	41		Ship Finance International Ltd (b)	28,078	605
Retail - Bookstore (0.51%)				Tidewater Inc	11,300	626

Barnes & Noble Inc	21,900	571				1,231

				Transport - Truck (0.20%)
Retail - Hair Salons (0.28%)				Arkansas Best Corp	4,900	165
Regis Corp	11,600	319		YRC Worldwide Inc (a)	5,000	60

						225

Retail - Major Department Store (0.60%)
JC Penney Co Inc	20,300	677		Vitamins & Nutrition Products (0.81%)
				NBTY Inc (a)	30,700	906
Retail - Office Supplies (0.84%)
Office Depot Inc (a)	98,900	576		Web Portals (0.08%)
OfficeMax Inc	41,300	367		United Online Inc	9,100	86

		943		TOTAL COMMON STOCKS	$108,840

Retail - Regional Department Store (0.87%)
Dillard's Inc	9,100	107
Macy's Inc	48,300	869

		976

Retail - Restaurants (0.70%)
Brinker International Inc	16,200	290
Darden Restaurants Inc	17,300	495

		785

			Schedule of Investments
			MidCap Value Account II
			September 30, 2008 (unaudited)

	Principal
	Amount		Value
	(000	's)	(000	's)

REPURCHASE AGREEMENTS (3.64%)
Money Center Banks (3.64%)
Deutsche Bank Repurchase Agreement;
2.00% dated 09/30/08 maturing 10/01/08
(collateralized by U.S. Government
Agency Issues; $4,157,000; 2.11% -
7.25%; dated 03/27/09 - 08/20/13) (c)	$4,092		$4,092

TOTAL REPURCHASE AGREEMENTS	$4,092

Total Investments	$112,932
Liabilities in Excess of Other Assets, Net - (0.46)%			(520)

TOTAL NET ASSETS - 100.00%	$112,412

(a) Non-Income Producing Security
(b)			Security or a portion of the security was on loan at the end of the period.
(c)			Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$2,250
Unrealized Depreciation			(23,886)

Net Unrealized Appreciation (Depreciation)			(21,636)
Cost for federal income tax purposes			134,568
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector			Percent

Financial			29.06%
Consumer, Non-cyclical			14.46%
Utilities			13.42%
Consumer, Cyclical			13.11%
Industrial			9.11%
Energy			6.46%
Communications			5.35%
Basic Materials			5.32%
Technology			4.17%
Liabilities in Excess of Other Assets, Net			(0.46%)

TOTAL NET ASSETS			100.00%

			Schedule of Investments
			Money Market Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

COMMERCIAL PAPER (92.19%)					COMMERCIAL PAPER (continued)
Agricultural Operations (2.07%)					Commercial Banks (continued)
Cargill Inc					Societe Generale North America Inc (continued)
3.10%, 10/20/2008	$1,500		$1,498		2.77%, 12/ 2/2008	$565		$562
2.54%, 11/ 7/2008	1,200		1,197		2.83%, 12/29/2008	1,400		1,390
3.35%, 11/24/2008	1,500		1,492		State Street Corp
3.15%, 11/26/2008	1,500		1,493		2.65%, 11/21/2008	1,500		1,494
2.35%, 12/10/2008	580		577		2.63%, 12/ 1/2008	1,400		1,394
3.00%, 12/10/2008	1,500		1,491		2.70%, 12/10/2008	1,100		1,094

			7,748		2.68%, 1/ 2/2009	1,500		1,490

					2.77%, 1/ 6/2009	1,400		1,390
Asset Backed Securities (2.15%)
					Svenska Handelsbanken
CAFCO					2.70%, 11/13/2008	650		648
2.78%, 10/ 9/2008	1,300		1,299
					2.69%, 12/12/2008	1,400		1,392
2.75%, 10/20/2008	1,500		1,498
					Toronto - Dominion Holdings
2.75%, 10/28/2008	1,400		1,397		2.70%, 11/20/2008	1,200		1,195
3.50%, 11/ 3/2008	1,500		1,495		Westpac Banking Corp
2.77%, 11/ 6/2008	1,150		1,147		2.63%, 10/ 6/2008	1,100		1,100
3.00%, 1/15/2009	1,250		1,239		2.69%, 10/27/2008	1,200		1,198

			8,075		2.72%, 11/17/2008	1,400		1,395

Beverages - Non-Alcoholic (1.06%)					2.70%, 12/ 9/2008	1,100		1,094

Coca-Cola Co								31,976

2.38%, 10/ 7/2008	1,200		1,200		Commercial Banks - Non US (3.49%)
2.25%, 11/13/2008	1,400		1,396		DNB NOR Bank ASA
2.25%, 12/16/2008	1,400		1,393		2.77%, 10/28/2008	1,300		1,297

			3,989		2.73%, 10/30/2008	1,200		1,197

Chemicals - Diversified (2.23%)					2.72%, 11/12/2008	550		548
BASF AG					2.75%, 11/18/2008	1,400		1,395
2.46%, 10/29/2008	1,200		1,198		2.90%, 11/24/2008	1,200		1,195
2.47%, 11/14/2008	1,500		1,495		Swedbank AB
2.55%, 11/20/2008	1,400		1,395		2.71%, 10/ 1/2008	1,500		1,500
2.20%, 12/ 4/2008	1,400		1,395		2.81%, 10/ 2/2008	1,200		1,200
2.65%, 12/ 9/2008	1,500		1,492		2.89%, 10/ 8/2008	1,200		1,199
E.I. Du Pont de Nemours					2.85%, 10/16/2008	1,300		1,299
2.50%, 10/ 2/2008	1,400		1,400		2.90%, 11/ 5/2008	1,000		997

			8,375		2.95%, 11/24/2008	1,250		1,245

Commercial Banks (8.53%)								13,072

Calyon North America					Computers (1.12%)
2.76%, 11/ 3/2008	1,300		1,297		IBM Capital Corp
2.66%, 11/ 5/2008	1,600		1,596		2.34%, 11/ 5/2008	1,500		1,497
2.70%, 11/25/2008	1,500		1,494		2.39%, 12/ 5/2008	1,200		1,195
2.76%, 12/ 5/2008	1,600		1,592		2.39%, 12/ 8/2008	1,500		1,493

2.92%, 1/20/2009	1,500		1,486					4,185

Royal Bank of Scotland					Consumer Products - Miscellaneous (0.27%)
2.62%, 10/10/2008	1,300		1,299
					Kimberly Clark Corp
2.75%, 11/ 3/2008	1,300		1,297		2.20%, 10/30/2008	1,000		998
2.76%, 12/11/2008	1,300		1,293
Skandinaviska Enskilda Banken					Cosmetics & Toiletries (0.34%)
2.77%, 11/17/2008	1,400		1,395		Procter & Gamble
2.78%, 11/25/2008	1,200		1,195		2.45%, 11/19/2008	1,300		1,296
Societe Generale North America Inc
2.75%, 11/18/2008	1,200		1,196

			Schedule of Investments
			Money Market Account
			September 30, 2008 (unaudited)

		Principal					Principal
		Amount	Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

COMMERCIAL PAPER (continued)					COMMERCIAL PAPER (continued)
Diversified Financial Services (1.66%)					Finance - Consumer Loans (continued)
General Electric Capital					John Deere Capital Corp (continued)
2.50%, 10/14/2008	$1,025		$1,024		2.50%, 10/22/2008	$1,400		$1,398
2.46%, 10/21/2008	1,300		1,298		2.60%, 11/ 4/2008	1,500		1,496

2.60%, 10/29/2008	1,500		1,497					12,996

2.62%, 11/19/2008	650		647		Finance - Credit Card (1.55%)
2.57%, 11/28/2008	1,000		996		American Express Credit
2.57%, 12/17/2008	770		766		2.60%, 10/ 8/2008	900		899

			6,228		2.66%, 10/21/2008	1,175		1,173

Diversified Manufacturing Operations (0.37%)					2.64%, 10/28/2008	545		544
Illinois Tool Works Inc					2.73%, 11/ 5/2008	1,100		1,097
2.20%, 11/21/2008	1,400		1,396		2.73%, 11/17/2008	1,490		1,485
					2.64%, 11/19/2008	600		598

Electric - Integrated (1.89%)								5,796

E. ON AG
2.50%, 10/14/2008	1,500		1,499		Finance - Investment Banker & Broker (8.37%)
2.30%, 11/12/2008	1,400		1,396		Citigroup Funding
2.41%, 12/ 8/2008	1,400		1,393		2.80%, 10/ 6/2008	1,100		1,099
2.41%, 12/11/2008	1,500		1,493		2.74%, 11/ 6/2008	1,160		1,157
2.35%, 12/12/2008	1,300		1,294		2.82%, 11/13/2008	1,300		1,296

			7,075		2.84%, 11/19/2008	700		697

					2.78%, 11/24/2008	950		946
Finance - Auto Loans (2.69%)					2.82%, 12/11/2008	1,075		1,069
Paccar Financial					Goldman Sachs Group
1.85%, 10/ 3/2008	1,500		1,500		2.35%, 10/ 3/2008	1,500		1,500
2.16%, 12/11/2008	1,000		996		2.55%, 1/ 9/2009	1,400		1,390
Toyota Motor Credit					ING U.S. Funding
2.64%, 10/22/2008	1,200		1,198		5.00%, 10/ 1/2008	2,000		2,000
2.65%, 10/29/2008	1,100		1,098		2.69%, 10/16/2008	1,500		1,498
2.54%, 11/20/2008	1,025		1,021		2.69%, 10/23/2008	1,400		1,398
3.20%, 12/23/2008	1,500		1,489		2.71%, 12/ 8/2008	1,400		1,393
2.66%, 1/ 5/2009	1,300		1,291		2.79%, 12/ 9/2008	1,300		1,293
2.63%, 1/ 8/2009	1,500		1,489		2.71%, 12/10/2008	1,400		1,393

			10,082		JP Morgan Chase

Finance - Commercial (0.37%)					2.64%, 10/20/2008	1,100		1,098
Caterpillar Financial Services Corp					2.75%, 11/18/2008	1,200		1,196
2.30%, 10/16/2008	1,400		1,399		2.75%, 11/20/2008	1,300		1,295
					2.75%, 11/21/2008	1,090		1,086
Finance - Consumer Loans (3.47%)					2.75%, 11/25/2008	1,550		1,543
American General Finance					2.74%, 12/ 4/2008	700		697
2.88%, 10/ 6/2008	1,300		1,299		2.80%, 2/ 2/2009	1,200		1,188
HSBC Finance					Morgan Stanley
2.60%, 10/10/2008	1,200		1,199		2.78%, 10/17/2008	1,600		1,598
2.75%, 10/14/2008	960		959		2.79%, 10/30/2008	975		973
2.61%, 10/20/2008	1,000		999		2.91%, 12/ 3/2008	1,300		1,293
2.75%, 12/17/2008	690		686		2.92%, 12/19/2008	1,300		1,292

2.80%, 12/22/2008	1,300		1,292					31,388

John Deere Bank S.A.
2.70%, 10/ 7/2008	1,070		1,070		Finance - Leasing Company (2.16%)
John Deere Capital Corp					International Lease Finance
2.25%, 10/ 9/2008	1,400		1,399		2.87%, 10/ 1/2008	1,550		1,550
2.15%, 10/10/2008	1,200		1,199		2.90%, 10/ 6/2008	1,200		1,199

				Schedule of Investments
				Money Market Account
				September 30, 2008 (unaudited)

		Principal							Principal
		Amount		Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

	COMMERCIAL PAPER (continued)						COMMERCIAL PAPER (continued)
	Finance - Leasing Company (continued)					Food - Miscellaneous/Diversified (continued)
	International Lease Finance (continued)						Unilever Capital (continued)
	2.85%, 10/ 8/2008	$1,100		$1,099			2.55%, 10/27/2008	$1,200		$1,198
	2.95%, 10/15/2008	1,250		1,249			2.68%, 10/27/2008	770		768
	River Fuel Funding						2.70%, 11/ 5/2008	1,200		1,197

	2.65%, 10/31/2008	1,500		1,497						6,660

	2.65%, 10/31/2008	1,500		1,497

							Life & Health Insurance (1.71%)
				8,091

							Prudential PLC
	Finance - Mortgage Loan/Banker (7.33%)						2.80%, 10/ 1/2008	885		885
	Fannie Mae Discount Notes						2.76%, 10/27/2008	1,400		1,397
	2.58%, 11/12/2008	1,400		1,396			2.82%, 10/30/2008	1,500		1,497
	2.63%, 12/ 4/2008	1,500		1,493			2.80%, 10/31/2008	1,340		1,337
	2.48%, 12/15/2008	1,300		1,293			2.81%, 11/10/2008	1,300		1,296

	2.45%, 12/22/2008	1,500		1,492						6,412

	2.78%, 1/28/2009	1,500		1,486
							Medical - Drugs (0.93%)
	2.82%, 2/ 9/2009	1,500		1,485
							AstraZeneca PLC
	Federal Home Loan Bank Discount Notes						2.32%, 10/15/2008	1,200		1,199
	2.50%, 11/13/2008	1,500		1,496
							2.40%, 10/15/2008	1,000		999
	2.56%, 11/24/2008	1,535		1,529
							Pfizer Inc
	2.50%, 12/ 2/2008	1,200		1,195			2.20%, 10/23/2008	1,300		1,298

	2.50%, 12/30/2008	1,500		1,491						3,496

	Freddie Mac Discount Notes
	2.44%, 10/20/2008	1,300		1,298			Money Center Banks (6.01%)
	2.34%, 10/22/2008	1,400		1,398			Allied Irish Bank
	2.47%, 11/26/2008	1,500		1,494			2.60%, 10/ 9/2008	1,100		1,099
	2.55%, 12/16/2008	3,000		2,984			Bank of America
							2.78%, 11/12/2008	1,200		1,196
	2.84%, 1/26/2009	1,500		1,486
							3.25%, 12/ 2/2008	1,600		1,591
	2.82%, 2/ 2/2009	1,500		1,485
							2.76%, 12/ 8/2008	1,300		1,293
	2.83%, 3/ 2/2009	1,500		1,482
							2.76%, 12/10/2008	800		796
	2.90%, 3/16/2009	1,500		1,480

							2.76%, 12/12/2008	1,200		1,194
				27,463

							2.75%, 12/16/2008	1,400		1,392
	Finance - Other Services (4.29%)						2.76%, 12/18/2008	1,300		1,292
	CRC Funding						Bank of Scotland PLC
	2.76%, 10/23/2008	760		759			2.765%, 10/ 7/2008	1,300		1,300
	2.75%, 11/ 4/2008	1,300		1,297			2.78%, 12/15/2008	1,500		1,491
	2.72%, 11/ 7/2008	1,375		1,371			BNP Paribas Finance
	2.78%, 11/ 7/2008	1,500		1,496			2.67%, 10/30/2008	1,000		998
	2.76%, 11/14/2008	1,000		997			2.78%, 11/10/2008	1,300		1,296
	2.77%, 11/17/2008	1,000		996			2.81%, 11/10/2008	1,500		1,495
	Park Avenue Receivables Company						2.76%, 11/26/2008	900		896
	5.50%, 10/ 1/2008	4,000		4,000			2.74%, 12/ 9/2008	510		507
	2.70%, 12/ 1/2008	2,600		2,588			2.75%, 12/ 9/2008	1,100		1,094
	2.70%, 12/ 5/2008	1,400		1,393			UBS Finance Delaware LLC
	Private Export Funding						2.74%, 10/ 2/2008	1,000		1,000
	2.05%, 10/ 8/2008	1,200		1,199			2.78%, 11/ 4/2008	1,500		1,496

				16,096			2.83%, 12/ 3/2008	1,100		1,095

Food	- Miscellaneous/Diversified (1.78%)									22,521

	Unilever Capital					Multi	-Line Insurance (0.80%)
	2.47%, 10/ 7/2008	1,100		1,100			MetLife Inc
	2.60%, 10/ 9/2008	1,200		1,199			2.50%, 10/ 6/2008	1,500		1,499
	2.66%, 10/23/2008	1,200		1,198

			Schedule of Investments
			Money Market Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

COMMERCIAL PAPER (continued)					COMMERCIAL PAPER (continued)
Multi-line Insurance (continued)					Special Purpose Entity (continued)
MetLife Inc (continued)					Gemini Securitization Corp (continued)
2.40%, 10/24/2008	$1,500		$1,498		2.77%, 12/ 2/2008	$1,500		$1,493

			2,997		2.77%, 12/ 4/2008	1,300		1,294

Oil Company - Integrated (1.20%)					Prudential Funding Corp
					2.78%, 10/14/2008	1,300		1,299
BP Capital Markets PLC
2.10%, 11/18/2008	1,500		1,496		2.45%, 10/23/2008	1,350		1,348
2.02%, 11/25/2008	1,500		1,495		2.53%, 11/21/2008	1,400		1,395
2.05%, 12/ 2/2008	1,500		1,495		Ranger Funding

					2.83%, 10/14/2008	1,359		1,358
			4,486

					2.70%, 11/ 6/2008	1,300		1,296
Regional Banks (2.02%)					2.74%, 11/19/2008	2,500		2,491
Wells Fargo & Co					3.85%, 12/ 1/2008	1,500		1,490
2.35%, 10/ 1/2008	1,300		1,300		2.75%, 12/11/2008	1,200		1,193
2.29%, 10/ 3/2008	1,500		1,500		Sheffield Receivables
2.42%, 10/ 8/2008	740		740		2.77%, 10/ 2/2008	1,300		1,300
2.44%, 10/22/2008	1,300		1,298		2.75%, 10/ 9/2008	1,300		1,299
2.58%, 11/ 3/2008	1,150		1,147		2.75%, 10/16/2008	875		874
2.63%, 12/ 3/2008	1,600		1,592		Southern Company Funding

			7,577		2.25%, 10/ 1/2008	1,740		1,740

Retail - Discount (0.40%)					2.90%, 10/ 8/2008	1,200		1,199
Wal-Mart Stores					2.10%, 10/15/2008	1,200		1,199
2.15%, 11/18/2008	1,500		1,496		Yorktown Capital
					2.73%, 10/24/2008	1,300		1,298
Special Purpose Entity (15.49%)					2.77%, 11/ 3/2008	1,400		1,396
American Honda Finance Corp					2.75%, 11/ 4/2008	1,000		997
2.85%, 10/21/2008	1,500		1,498		2.76%, 11/ 7/2008	1,200		1,197
2.21%, 10/27/2008	1,500		1,498		2.70%, 12/ 3/2008	530		528
2.80%, 10/28/2008	1,500		1,497		2.70%, 12/ 5/2008	625		622
2.20%, 12/ 4/2008	1,500		1,494		2.73%, 12/12/2008	1,400		1,392

2.18%, 12/ 5/2008	735		732					58,063

2.00%, 12/10/2008	1,400		1,395
					Supranational Bank (2.04%)
Barclays U.S. Funding
2.73%, 10/28/2008	1,500		1,497		Corp Andina de Fomento
					2.92%, 10/16/2008	1,000		999
Charta LLC
2.80%, 10/10/2008	1,200		1,199		2.71%, 10/21/2008	1,500		1,498
2.75%, 10/17/2008	900		899		2.77%, 11/ 6/2008	1,400		1,396
2.75%, 10/22/2008	1,200		1,198		2.78%, 11/14/2008	1,300		1,295
2.79%, 11/14/2008	1,200		1,196		2.90%, 1/ 7/2009	1,000		992
2.75%, 11/20/2008	1,600		1,594		2.94%, 1/13/2009	1,500		1,487

Danske Corp								7,667

2.65%, 10/ 7/2008	1,500		1,499		Telephone - Integrated (3.25%)
2.72%, 10/17/2008	1,300		1,298		AT&T Corp
2.68%, 10/21/2008	1,200		1,198		2.20%, 11/14/2008	1,500		1,496
2.73%, 10/24/2008	1,500		1,497		2.25%, 11/17/2008	1,500		1,495
3.00%, 2/23/2009	1,500		1,482		Telstra Corp
Gemini Securitization Corp					2.65%, 10/ 3/2008	1,100		1,100
6.00%, 10/ 1/2008	2,000		2,000		2.86%, 10/14/2008	1,200		1,199
2.65%, 10/15/2008	500		499		2.67%, 10/29/2008	1,500		1,497
2.58%, 10/17/2008	1,100		1,099		2.77%, 10/29/2008	1,100		1,097
2.60%, 10/20/2008	900		899		2.90%, 11/ 7/2008	1,100		1,097
2.75%, 11/ 6/2008	1,200		1,197		2.65%, 11/12/2008	1,400		1,396

				Schedule of Investments
				Money Market Account
				September 30, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

COMMERCIAL PAPER (continued)							BONDS (continued)
Telephone - Integrated (continued)							Automobile Sequential (continued)
Verizon Communications Inc							World Omni Auto Receivables Trust
2.57%, 10/10/2008		$1,000		$999			3.00%, 4/15/2009	$682		$682

2.66%, 11/21/2008		800		797						2,776

				12,173			Commercial Banks (1.01%)

Tools	- Hand held (1.15%)						Allied Irish Banks PLC
Stanley Works							3.03%, 10/17/2008 (b)(c)	1,000		1,000
1.00%, 10/ 1/2008		3,000		3,000			BES Finance Ltd
2.30%, 10/ 2/2008		1,300		1,300			2.55%, 10/ 1/2008 (b)(c)	1,000		1,000

				4,300			Skandinaviska Enskilda Banken AB
							3.19%, 10/21/2008 (b)(c)	800		800

TOTAL COMMERCIAL PAPER		$345,572					Svenska Handelsbanken AB

CERTIFICATE OF DEPOSIT (1.41%)							3.00%, 10/ 6/2008 (b)(c)	1,000		1,000

Commercial Banks (1.41%)										3,800

Wachovia Bank							Diversified Financial Services (0.37%)
2.80%, 10/ 3/2008		1,400		1,400			IBM International Group Capital LLC
2.88%, 10/24/2008		1,200		1,200			3.03%, 11/26/2008 (b)(c)	1,400		1,400
2.91%, 11/ 4/2008		1,200		1,200
2.93%, 11/13/2008		1,500		1,500		Diversified Manufacturing Operations (0.16%)

				5,300			Danaher Corp
							6.00%, 10/15/2008	600		601

TOTAL CERTIFICATE OF DEPOSIT		$5,300

FUNDING AGREEMENTS (0.27%)						Electric Products - Miscellaneous (0.11%)
Financial Guarantee Insurance (0.27%)							Emerson Electric Co
							5.00%, 10/15/2008	400		400
Metropolitan Life Insurance Co Funding
Agreement
3.19%, 10/17/2008 (a)		1,000		1,000		Finance - Investment Banker & Broker (0.40%)

							Goldman Sachs Group LP
TOTAL FUNDING AGREEMENTS		$1,000					2.80%, 10/24/2008 (b)(c)	1,000		1,000

BONDS	(3.50%)						JPMorgan Chase & Co
Asset Backed Securities (0.18%)							2.48%, 10/ 2/2008 (b)	500		500

Caterpillar Financial Asset Trust										1,500

3.01%, 12/26/2008		95		95			Retail - Discount (0.11%)
CNH Equipment Trust							Target Corp
2.75%, 12/15/2008		304		304			5.40%, 10/ 1/2008	400		400
John Deere Owner Trust
2.79%, 2/17/2009		257		257			Special Purpose Entity (0.21%)

				656			BASF Finance Europe NV

Auto	- Car & Light Trucks (0.21%)						2.80%, 10/17/2008 (b)(c)	800		800

BMW US Capital LLC							TOTAL BONDS		$13,133

2.49%, 10/ 3/2008 (b)(c)		800		800
						TAX	-EXEMPT BONDS (2.23%)
Automobile Sequential (0.74%)							California (0.72%)
Capital Auto Receivables Asset Trust							California Statewide Communities
							Development Authority Fannie Mae
3.39%, 10/15/2008 (c)		49		48			9.00%, 12/15/2036	750		750
Honda Auto Receivables Owner Trust							County of Sacramento CA Bayersiche
2.92%, 2/18/2009 (b)		615		615			Landesbank
Hyundai Auto Receivables Trust							5.50%, 7/ 1/2022	705		705
2.85%, 1/15/2009		733		733		Los Angeles Community College District/CA
Nissan Auto Receivables Owner Trust							3.05%, 8/ 1/2009	200		200
2.79%, 6/15/2009		501		501		Los Angeles Department of Water & Power
Volkswagen Auto Loan Enhanced Trust							Dexia
2.84%, 1/20/2009		197		197			5.00%, 7/ 1/2025	700		700

				Schedule of Investments
				Money Market Account
				September 30, 2008 (unaudited)

		Principal
		Amount		Value		(a) Security is Illiquid
		(000	's)	(000	's)	(b) Variable Rate

TAX-EXEMPT BONDS (continued)						(c)	Security exempt from registration under Rule 144A of the Securities Act
							of 1933. These securities may be resold in transactions exempt from
California (continued)							registration, normally to qualified institutional buyers. Unless otherwise
San Jose Redevelopment Agency/CA JP							indicated, these securities are not considered illiquid. At the end of the
Morgan Chase Bank							period, the value of these securities totaled $7,848 or 2.09% of net
8.00%, 8/ 1/2028		$325		$325		assets.

				2,680

Colorado (0.19%)						Portfolio Summary (unaudited)

Sheridan Redevelopment Agency Citibank NA						Sector	Percent

9.00%, 12/ 1/2029		700		700		Financial	66.76%
						Government	8.95%
Iowa	(0.16%)					Consumer, Non-cyclical	6.45%
						Communications	3.25%
Iowa Finance Authority Dexia/Fannie						Asset Backed Securities	3.07%
Mae/Ginnie Mae						Basic Materials	2.23%
8.15%, 1/ 1/2038		600		600		Utilities	1.89%
						Industrial	1.79%
Massachusetts (0.19%)						Revenue	1.37%
Massachusetts Housing Finance Agency/MA						Energy	1.20%
JP Morgan Chase						Technology	1.12%
8.00%, 6/ 1/2034		700		700		Consumer, Cyclical	0.72%
						Insured	0.61%
						Tax Allocation	0.19%
Michigan (0.13%)						Other Assets in Excess of Liabilities, Net	0.40%

Calvin College JP Morgan Chase						TOTAL NET ASSETS	100.00%

10.00%, 10/ 1/2037		500		500

Minnesota (0.05%)
St Paul Housing & Redevelopment
Authority/MN
8.30%, 1/ 1/2024		200		200

New York (0.19%)
New York State Housing Finance Agency
Fannie Mae
9.75%, 5/15/2033		720		720

Pennsylvania (0.20%)
Montgomery County Industrial Development
Authority/PA JP Morgan Chase
3.63%, 8/ 1/2037		750		750

Texas	(0.21%)
Port of Port Arthur Navigation District Motiva
Enterprises LLC
6.70%, 5/ 1/2038		800		800

Washington (0.19%)
Washington State Housing Finance
Commission/WA
6.00%, 7/ 1/2030		465		465
Washington State Housing Finance
Commission/WA Fannie Mae
9.00%, 5/15/2033		235		235

				700

TOTAL TAX-EXEMPT BONDS			$8,350

Total Investments			$373,355
Other Assets in Excess of Liabilities, Net - 0.40%				1,504

TOTAL NET ASSETS - 100.00%			$374,859

				Schedule of Investments
		Mortgage Securities Account
				September 30, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS	(26.23%)					BONDS (continued)
Finance - Mortgage Loan/Banker (4.92%)						Mortgage Backed Securities (continued)
Federal Farm Credit Bank						Wells Fargo Mortgage Backed Securities Trust
3.70%, 5/15/2013		$2,500		$2,457		6.00%, 4/25/2037	$2,457		$2,011

Federal Home Loan Banks									37,640

6.50%, 8/14/2009		2,045		2,103
						Regional Agencies (0.27%)
7.38%, 2/12/2010		2,455		2,588
						US Department of Housing and Urban
4.50%, 9/16/2013 (a)		1,640		1,661		Development

				8,809		6.16%, 8/ 1/2011	480		484

Mortgage Backed Securities (21.04%)						TOTAL BONDS	$46,933

Banc of America Mortgage Securities Inc						U.S. GOVERNMENT & GOVERNMENT AGENCY
4.75%, 8/25/2033		2,866		2,839		OBLIGATIONS (70.83%)
5.50%, 5/25/2034		863		832		Federal Home Loan Mortgage Corporation
Chase Mortgage Finance Corp						(FHLMC) (34.87%)
6.00%, 5/25/2035		1,940		1,586		5.50%, 12/ 1/2008	2		2
Countrywide Alternative Loan Trust						7.00%, 11/ 1/2012	9		10
4.00%, 8/25/2033		293		285		6.00%, 1/ 1/2013	67		69
Countrywide Home Loan Mortgage Pass						7.00%, 1/ 1/2013	22		23
Through Trust						6.50%, 11/ 1/2016	104		108
5.00%, 11/25/2018		1,574		1,484		6.00%, 4/ 1/2017	314		319
5.25%, 5/25/2034		3,275		3,054		6.00%, 4/ 1/2017	266		273
5.75%, 12/25/2035		2,975		2,630		6.00%, 5/ 1/2017	313		320
CS First Boston Mortgage Securities Corp						4.50%, 4/ 1/2018	670		659
5.75%, 4/25/2033		1,385		1,271
						5.00%, 4/ 1/2018	859		863
Fannie Mae
8.70%, 12/25/2019		14		15		4.00%, 8/ 1/2018	1,694		1,647
8.00%, 4/25/2022		148		151		5.50%, 11/ 1/2018	819		831
5.00%, 2/25/2027		668		35		4.50%, 1/ 1/2019	1,766		1,738
5.50%, 2/25/2032		2,081		2,092		5.50%, 7/ 1/2019	966		977
7.00%, 4/25/2032		989		1,034		6.50%, 12/ 1/2021	249		258
Fannie Mae Grantor Trust						6.50%, 4/ 1/2022	301		312
7.30%, 5/25/2010		2,455		2,559		6.50%, 5/ 1/2022	202		209
Freddie Mac						6.50%, 5/ 1/2023	42		44
6.50%, 5/15/2030		154		154		5.50%, 6/ 1/2024	1,262		1,265
5.50%, 10/15/2031		1,640		1,651		6.50%, 1/ 1/2028	20		21
4.50%, 5/15/2032		681		680		7.00%, 1/ 1/2028	244		258
5.50%, 1/15/2033		1,132		1,132		6.50%, 3/ 1/2029	38		39
5.50%, 4/15/2033 (b)		1,640		1,624		6.50%, 4/ 1/2029	385		402
GMAC Commercial Mortgage Securities Inc						8.50%, 7/ 1/2029	50		56
4.50%, 6/25/2033		587		594		8.00%, 12/ 1/2030	23		25
GSR Mortgage Loan Trust						7.50%, 2/ 1/2031	45		48
5.00%, 5/25/2033		530		528		6.00%, 5/ 1/2031	153		156
6.00%, 2/25/2035		1,494		1,464		7.00%, 6/ 1/2031	30		31
MASTR Alternative Loans Trust						6.50%, 10/ 1/2031	98		101
5.38%, 1/25/2020 (b)		1,315		1,253
						7.00%, 10/ 1/2031	42		45
Prime Mortgage Trust
4.75%, 11/25/2019		1,624		1,531		6.50%, 1/ 1/2032	289		298
4.75%, 10/25/2020 (b)		1,702		1,624		7.00%, 4/ 1/2032	440		463
Residential Funding Mortgage Securities I						6.00%, 9/ 1/2032	237		242
5.50%, 12/25/2033		2,450		2,154		5.50%, 11/ 1/2032	943		942
Structured Asset Securities Corp						5.00%, 2/ 1/2033	1,242		1,215
5.00%, 5/25/2035		1,570		1,373		5.50%, 4/ 1/2033	1,786		1,785
						5.00%, 6/ 1/2033	1,289		1,260

			Schedule of Investments
	Mortgage Securities Account
			September 30, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation					Federal National Mortgage Association (FNMA)
(FHLMC) (continued)					(continued)
4.50%, 8/ 1/2033	$554		$526		6.50%, 2/ 1/2029	$18		$18
4.50%, 8/ 1/2033	647		615		6.50%, 3/ 1/2029	62		64
5.00%, 8/ 1/2033	1,922		1,878		6.50%, 4/ 1/2029	110		113
5.00%, 8/ 1/2033	1,972		1,927		7.00%, 4/ 1/2029	29		30
5.50%, 8/ 1/2033	1,508		1,509		6.50%, 7/ 1/2029	573		590
6.00%, 11/ 1/2033	680		693		7.50%, 11/ 1/2029	50		55
6.00%, 11/ 1/2033	626		638		9.00%, 9/ 1/2030	22		24
5.50%, 12/ 1/2033	1,805		1,800		6.50%, 6/ 1/2031	51		53
6.00%, 12/ 1/2033	813		828		6.50%, 6/ 1/2031	27		28
5.50%, 1/ 1/2034	1,984		1,978		6.00%, 8/ 1/2031	377		384
5.50%, 1/ 1/2034	1,347		1,342		7.00%, 11/ 1/2031	227		239
5.00%, 5/ 1/2034	2,502		2,443		6.50%, 1/ 1/2032	62		64
6.00%, 5/ 1/2034	1,067		1,084		6.50%, 3/ 1/2032	271		280
6.00%, 5/ 1/2034	2,031		2,057		6.50%, 3/ 1/2032	89		92
5.50%, 11/ 1/2034	1,718		1,712		6.50%, 4/ 1/2032	367		380
5.00%, 5/ 1/2035	1,179		1,150		6.50%, 8/ 1/2032	140		145
4.50%, 6/ 1/2035	2,940		2,786		6.50%, 11/ 1/2032	134		138
5.00%, 7/ 1/2035	5,344		5,214		6.50%, 11/ 1/2032	180		186
5.50%, 9/ 1/2035	2,331		2,322		6.50%, 12/ 1/2032	315		326
5.00%, 10/ 1/2035	2,336		2,280		5.50%, 2/ 1/2033	1,084		1,088
5.00%, 6/ 1/2036	2,716		2,650		6.50%, 2/ 1/2033	125		129
7.00%, 7/ 1/2036	2,001		2,093		5.50%, 5/ 1/2033	132		133
6.00%, 6/ 1/2038	2,970		3,010		5.50%, 5/ 1/2033	686		687
5.73%, 1/ 1/2037 (b)	963		969		5.50%, 6/ 1/2033	1,418		1,420
6.01%, 3/ 1/2037 (b)	1,543		1,578		5.50%, 2/ 1/2034	2,846		2,841

			62,396		6.00%, 2/ 1/2034	133		135

Federal National Mortgage Association (FNMA) (24.94%)					5.50%, 4/ 1/2034	314		314
6.00%, 12/ 1/2016	338		346		5.00%, 6/ 1/2034	1,912		1,868
5.50%, 1/ 1/2017	460		471		5.50%, 7/ 1/2034	743		740
6.00%, 8/ 1/2017	434		445		6.50%, 7/ 1/2034	306		316
5.50%, 12/ 1/2017	397		404		6.50%, 7/ 1/2034	778		805
5.00%, 4/ 1/2018	750		753		5.50%, 8/ 1/2034	844		842
5.50%, 5/ 1/2018	976		992		5.50%, 9/ 1/2034	2,388		2,383
5.00%, 6/ 1/2018	1,433		1,441		6.00%, 9/ 1/2034	1,407		1,429
5.00%, 10/ 1/2018	1,257		1,264		5.50%, 10/ 1/2035	3,258		3,254
4.50%, 12/ 1/2018	1,348		1,332		6.00%, 10/ 1/2035	1,869		1,896
5.00%, 2/ 1/2019	378		380		5.50%, 11/ 1/2035	2,438		2,434
5.00%, 2/ 1/2019	455		457		6.50%, 2/ 1/2036	1,614		1,656
8.00%, 5/ 1/2022	4		4		6.50%, 5/ 1/2036	1,788		1,835
6.00%, 10/ 1/2022	430		439		6.00%, 10/ 1/2036 (b)	1,735		1,776
8.50%, 2/ 1/2023	3		3		6.00%, 4/ 1/2037	2,172		2,203
6.50%, 9/ 1/2024	128		132		6.00%, 5/ 1/2038	1,971		1,998

8.00%, 5/ 1/2027	99		107					44,637

8.00%, 9/ 1/2027	21		23		Government National Mortgage Association
8.50%, 10/ 1/2027	70		77		(GNMA) (6.37%)
7.00%, 8/ 1/2028	93		98		7.50%, 1/15/2023	3		3
6.50%, 11/ 1/2028	12		12		7.50%, 1/15/2023	3		3
7.00%, 12/ 1/2028	63		66		7.50%, 1/15/2023	6		7

			Schedule of Investments
	Mortgage Securities Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Government National Mortgage Association					U.S. Treasury (continued)
(GNMA) (continued)					4.50%, 2/15/2036	$820		$842

7.50%, 2/15/2023	$2		$2					8,317
7.50%, 2/15/2023	5		5

7.50%, 2/15/2023	9		10		TOTAL U.S. GOVERNMENT & GOVERNMENT
7.50%, 3/15/2023	5		6		AGENCY OBLIGATIONS	$126,747

7.50%, 3/15/2023	13		14		REPURCHASE AGREEMENTS (5.72%)
7.50%, 4/15/2023	35		38		Money Center Banks (5.72%)
7.50%, 6/15/2023	6		7		Deutsche Bank Repurchase Agreement;
					2.00% dated 09/30/08 maturing 10/01/08
7.50%, 6/15/2023	18		19		(collateralized by U.S. Government
7.50%, 6/15/2023	1		1		Agency Issues; $5,275,000; 2.11% -
7.50%, 6/15/2023	19		21		7.25%; dated 03/27/09 - 08/20/13) (c)	$5,192		$5,192
7.50%, 7/15/2023	2		2		Investment in Joint Trading Account; Bank
7.50%, 9/15/2023	11		11		of America Repurchase Agreement; 1.50%
					dated 09/30/2008 maturing 10/01/2008
7.50%, 9/15/2023	6		6		(collateralized by Sovereign Agency
7.50%, 10/15/2023	33		36		Issues; $2,602,000; 2.20% - 2.29%; dated
7.50%, 10/15/2023	19		20		04/09/09 - 04/23/09)	2,527		2,527
7.50%, 11/15/2023	14		15		Investment in Joint Trading Account;
8.00%, 7/15/2026	3		3		Deutsche Bank Repurchase Agreement;
					1.75% dated 09/30/2008 maturing
8.00%, 8/15/2026	8		9		10/01/2008 (collateralized by Sovereign
8.00%, 1/15/2027	4		4		Agency Issues; $2,602,000; 2.05% -
8.00%, 2/15/2027	1		1		5.30%; dated 05/24/09 - 05/12/20)	2,527		2,526

8.00%, 6/15/2027	1		1					10,245

7.00%, 1/15/2028	8		8		TOTAL REPURCHASE AGREEMENTS	$10,245

7.00%, 1/15/2028	8		8		Total Investments	$183,925
7.00%, 1/15/2028	33		35		Liabilities in Excess of Other Assets, Net - (2.78)%			(4,979)

7.00%, 1/15/2028	9		10
7.00%, 1/15/2028	4		5		TOTAL NET ASSETS - 100.00%	$178,946

7.00%, 1/15/2029	43		46
7.00%, 3/15/2029	24		25		(a)			Security or a portion of the security was on loan at the end of the period.
7.75%, 12/15/2029	17		18		(b) Variable Rate
6.50%, 7/15/2032	256		263		(c)			Security was purchased with the cash proceeds from securities loans.
6.00%, 8/15/2034	1,652		1,681
6.00%, 2/20/2029	63		64		Unrealized Appreciation (Depreciation)
6.50%, 3/20/2031	81		84		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
6.50%, 4/20/2031	81		83		of investments held by the account as of the period end were as follows:
7.00%, 6/20/2031	41		43
6.00%, 5/20/2032 (b)	298		303		Unrealized Appreciation	$1,308
5.50%, 7/20/2033	1,315		1,315		Unrealized Depreciation			(3,676)

6.00%, 7/20/2033	901		918		Net Unrealized Appreciation (Depreciation)			(2,368)
5.50%, 2/20/2034	1,120		1,119		Cost for federal income tax purposes			186,293
					All dollar amounts are shown in thousands (000's)
5.50%, 3/20/2034	1,413		1,411
6.50%, 4/20/2034	195		200		Portfolio Summary (unaudited)

6.00%, 6/20/2038	3,464		3,514		Sector			Percent

			11,397

					Mortgage Securities			87.22%
U.S. Treasury (4.65%)					Government			9.84%
4.50%, 2/28/2011	1,640		1,735		Financial			5.72%
					Liabilities in Excess of Other Assets, Net			(2.78%)

4.00%, 2/15/2014 (a)	1,640		1,724

4.75%, 5/15/2014 (a)	2,865		3,129		TOTAL NET ASSETS			100.00%

4.88%, 8/15/2016	820		887

		Schedule of Investments
	Principal LifeTime 2010 Account
		September 30, 2008 (unaudited)

				Portfolio Summary (unaudited)

				Fund Type	Percent

	Shares	Value
	Held	(000	's)	Fixed Income Funds	44.94%

				Domestic Equity Funds	42.05%
INVESTMENT COMPANIES (100.09%)				International Equity Funds	13.10%
Principal Funds, Inc. Institutional Class (51.78%)				Liabilities in Excess of Other Assets, Net	(0.09%)

Disciplined LargeCap Blend Fund (a)	301,522	$3,609		TOTAL NET ASSETS	100.00%

High Yield Fund I (a)	140,198	1,325
Inflation Protection Fund (a)	203,003	1,616
International Emerging Markets Fund (a)	41,741	796
International Fund I (a)	146,528	1,664
International Growth Fund (a)	319,070	2,865
LargeCap Blend Fund I (a)	247,719	1,920
LargeCap Value Fund I (a)	90,071	982
MidCap Growth Fund III (a)(b)	17,657	142
MidCap Value Fund I (a)	14,724	157
Preferred Securities Fund (a)	339,972	2,363
SmallCap Growth Fund I (a)(b)	13,494	106
SmallCap Growth Fund III (a)(b)	62,091	518
SmallCap S&P 600 Index Fund (a)	65,643	978
SmallCap Value Fund (a)	41,801	622
Ultra Short Bond Fund (a)	174,712	1,394

		21,057

Principal Variable Contracts Fund, Inc.
Class 1 (48.31%)
Bond & Mortgage Securities Account (a)	1,123,634	11,450
LargeCap Growth Account (a)	114,144	1,564
LargeCap Growth Account I (a)	103,333	1,566
LargeCap Value Account (a)	40,919	1,006
LargeCap Value Account III (a)	93,029	880
Money Market Account (a)	127,764	128
Real Estate Securities Account (a)	221,225	2,940
SmallCap Value Account I (a)	8,811	112

		19,646

TOTAL INVESTMENT COMPANIES	$40,703

Total Investments	$40,703
Liabilities in Excess of Other Assets, Net - (0.09)%		(35)

TOTAL NET ASSETS - 100.00%	$40,668

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$10
Unrealized Depreciation		(12,014)

Net Unrealized Appreciation (Depreciation)		(12,004)
Cost for federal income tax purposes		52,707
All dollar amounts are shown in thousands (000's)

						Schedule of Investments
			Principal LifeTime 2010 Account
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Account	1,033,047	$		12,358		275,635		$3,159		185,048	$2,087	1,123,634	$		13,412
Disciplined LargeCap Blend Fund	272,688			4,635		70,961		969		42,127	566	301,522			5,034
High Yield Fund I	118,701			1,235		45,426		455		23,929	240	140,198			1,450
Inflation Protection Fund	172,882			1,608		58,128		526		28,007	245	203,003			1,886
International Emerging Markets Fund	38,767			1,175		9,005		243		6,031	149	41,741			1,257
International Fund I	137,074			2,314		55,892		802		46,438	630	146,528			2,453
International Growth Fund	286,384			4,003		46,408		547		13,722	158	319,070			4,389
LargeCap Blend Fund I	223,126			2,309		59,840		523		35,247	304	247,719			2,527
LargeCap Growth Account	104,804			1,573		24,620		389		15,280	239	114,144			1,723
LargeCap Growth Account I	94,129			1,748		22,896		404		13,692	241	103,333			1,910
LargeCap Value Account	31,989			1,112		14,458		431		5,528	160	40,919			1,379
LargeCap Value Account III	79,452			1,005		27,812		328		14,235	160	93,029			1,168
LargeCap Value Fund I	80,794			1,195		22,501		276		13,224	161	90,071			1,309
MidCap Growth Fund III	-			-		24,110		236		6,453	62	17,657			173
MidCap Value Fund I	-			-		19,900		236		5,176	62	14,724			174
Money Market Account	-			-		314,184		314		186,420	186	127,764			128
Preferred Securities Fund	300,172			3,111		87,821		830		48,021	430	339,972			3,493
Real Estate Securities Account	134,621			2,797		113,759		1,730		27,155	430	221,225			4,095
SmallCap Growth Fund I	-			-		15,495		131		2,001	18	13,494			113
SmallCap Growth Fund III	57,090			726		9,762		94		4,761	47	62,091			773
SmallCap S&P 600 Index Fund	61,353			1,164		10,741		160		6,451	99	65,643			1,225
SmallCap Value Account I	-			-		10,090		145		1,279	18	8,811			127
SmallCap Value Fund	38,026			720		6,838		101		3,063	47	41,801			774
Ultra Short Bond Fund	162,408			1,607		18,472		168		6,168	58	174,712			1,717

	$46,395							$13,197			$6,797	$52,689

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Account	$736							$-18				$-
Disciplined LargeCap Blend Fund				-						-4					-
High Yield Fund I				-						-					-
Inflation Protection Fund				114						-3					-
International Emerging Markets Fund				-						-12					-
International Fund I				-						-33					-
International Growth Fund				-						-3					-
LargeCap Blend Fund I				-						-1					-
LargeCap Growth Account				9						-					-
LargeCap Growth Account I				3						-1					-
LargeCap Value Account				45						-4					124
LargeCap Value Account III				35						-5					33
LargeCap Value Fund I				-						-1					-
MidCap Growth Fund III				-						-1					-
MidCap Value Fund I				-						-					-
Money Market Account				2						-					-
Preferred Securities Fund				147						-18					-
Real Estate Securities Account				80						-2					926
SmallCap Growth Fund I				-						-					-
SmallCap Growth Fund III				-						-					-
SmallCap S&P 600 Index Fund				-						-					-
SmallCap Value Account I				4						-					9
SmallCap Value Fund				-						-					-
Ultra Short Bond Fund				52						-					-

	$1,227							$-106				$1,092

		Schedule of Investments
	Principal LifeTime 2020 Account
		September 30, 2008 (unaudited)

				Portfolio Summary (unaudited)

				Fund Type	Percent

	Shares	Value
	Held	(000	's)	Domestic Equity Funds	50.75%

				Fixed Income Funds	31.95%
INVESTMENT COMPANIES (100.05%)				International Equity Funds	17.35%
Principal Funds, Inc. Institutional Class (55.26%)				Liabilities in Excess of Other Assets, Net	(0.05%)

Disciplined LargeCap Blend Fund (a)	1,468,621	$17,579		TOTAL NET ASSETS	100.00%

High Yield Fund I (a)	758,814	7,171
International Emerging Markets Fund (a)	225,422	4,296
International Fund I (a)	811,406	9,218
International Growth Fund (a)	1,594,401	14,318
LargeCap Blend Fund I (a)	1,163,657	9,018
LargeCap Value Fund I (a)	463,447	5,052
MidCap Growth Fund III (a)(b)	269,613	2,173
MidCap Value Fund I (a)	193,128	2,061
Preferred Securities Fund (a)	1,180,801	8,206
SmallCap Growth Fund I (a)(b)	54,720	431
SmallCap Growth Fund III (a)(b)	301,086	2,511
SmallCap S&P 600 Index Fund (a)	242,386	3,611
SmallCap Value Fund (a)	202,751	3,015

		88,660

Principal Variable Contracts Fund, Inc.
Class 1 (44.79%)
Bond & Mortgage Securities Account (a)	3,522,531	35,895
LargeCap Growth Account (a)	562,910	7,712
LargeCap Growth Account I (a)	545,605	8,271
LargeCap Value Account (a)	203,226	4,997
LargeCap Value Account III (a)	492,342	4,658
Real Estate Securities Account (a)	743,080	9,876
SmallCap Value Account I (a)	36,394	462

		71,871

TOTAL INVESTMENT COMPANIES	$160,531

Total Investments	$160,531
Liabilities in Excess of Other Assets, Net - (0.05)%		(76)

TOTAL NET ASSETS - 100.00%	$160,455

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$46
Unrealized Depreciation		(50,580)

Net Unrealized Appreciation (Depreciation)		(50,534)
Cost for federal income tax purposes		211,065
All dollar amounts are shown in thousands (000's)

						Schedule of Investments
			Principal LifeTime 2020 Account
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Account	3,104,340	$		37,043		628,978		$7,097		210,787	$2,386	3,522,531	$		41,747
Disciplined LargeCap Blend Fund	1,315,820			22,319		244,500		3,357		91,699	1,228	1,468,621			24,426
High Yield Fund I	661,594			6,883		147,825		1,482		50,605	505	758,814			7,859
International Emerging Markets Fund	204,237			6,198		34,692		920		13,507	341	225,422			6,767
International Fund I	667,726			11,267		239,403		3,400		95,723	1,309	811,406			13,335
International Growth Fund	1,513,986			21,146		121,202		1,455		40,787	476	1,594,401			22,106
LargeCap Blend Fund I	1,038,380			10,744		200,770		1,764		75,493	647	1,163,657			11,850
LargeCap Growth Account	509,294			7,573		88,055		1,400		34,439	537	562,910			8,436
LargeCap Growth Account I	495,620			9,146		82,832		1,482		32,847	577	545,605			10,047
LargeCap Value Account	156,802			5,331		58,999		1,725		12,575	367	203,226			6,685
LargeCap Value Account III	414,569			5,378		110,920		1,290		33,147	375	492,342			6,289
LargeCap Value Fund I	411,680			6,085		82,649		1,019		30,882	372	463,447			6,727
MidCap Growth Fund III	229,710			2,510		58,284		574		18,381	176	269,613			2,904
MidCap Value Fund I	159,647			2,386		48,141		579		14,660	173	193,128			2,790
Preferred Securities Fund	1,025,466			10,620		225,694		2,093		70,359	637	1,180,801			12,063
Real Estate Securities Account	457,710			9,722		325,450		4,822		40,080	637	743,080			13,902
SmallCap Growth Fund I	-			-		59,339		519		4,619	40	54,720			479
SmallCap Growth Fund III	290,830			3,691		22,986		227		12,730	123	301,086			3,791
SmallCap S&P 600 Index Fund	225,654			4,275		28,853		442		12,121	182	242,386			4,532
SmallCap Value Account I	-			-		39,333		553		2,939	40	36,394			513
SmallCap Value Fund	193,676			3,663		17,321		262		8,246	124	202,751			3,799

	$185,980							$36,462			$11,252	$211,047

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Account	$2,190							$-7				$-
Disciplined LargeCap Blend Fund				-						-22					-
High Yield Fund I				-						-1					-
International Emerging Markets Fund				-						-10					-
International Fund I				-						-23					-
International Growth Fund				-						-19					-
LargeCap Blend Fund I				-						-11					-
LargeCap Growth Account				41						-					-
LargeCap Growth Account I				15						-4					-
LargeCap Value Account				210						-4					584
LargeCap Value Account III				171						-4					165
LargeCap Value Fund I				-						-5					-
MidCap Growth Fund III				-						-4					-
MidCap Value Fund I				-						-2					-
Preferred Securities Fund				487						-13					-
Real Estate Securities Account				256						-5					2,950
SmallCap Growth Fund I				-						-					-
SmallCap Growth Fund III				-						-4					-
SmallCap S&P 600 Index Fund				-						-3					-
SmallCap Value Account I				11						-					23
SmallCap Value Fund				-						-2					-

	$3,381							$-143				$3,722

		Schedule of Investments
	Principal LifeTime 2030 Account
		September 30, 2008 (unaudited)

				Portfolio Summary (unaudited)

				Fund Type	Percent

	Shares	Value
	Held	(000	's)	Domestic Equity Funds	57.37%

				Fixed Income Funds	22.35%
INVESTMENT COMPANIES (99.97%)				International Equity Funds	20.25%
Principal Funds, Inc. Institutional Class (60.95%)				Other Assets in Excess of Liabilities, Net	0.03%

Disciplined LargeCap Blend Fund (a)	299,893	$3,590		TOTAL NET ASSETS	100.00%

High Yield Fund I (a)	150,970	1,427
International Emerging Markets Fund (a)	46,780	891
International Fund I (a)	176,648	2,007
International Growth Fund (a)	315,496	2,833
LargeCap Blend Fund I (a)	225,584	1,748
LargeCap Value Fund I (a)	98,042	1,069
MidCap Growth Fund III (a)(b)	58,687	473
MidCap Value Fund I (a)	45,390	484
Preferred Securities Fund (a)	172,977	1,202
SmallCap Growth Fund I (a)(b)	38,088	300
SmallCap Growth Fund III (a)(b)	44,103	368
SmallCap S&P 600 Index Fund (a)	27,710	413
SmallCap Value Fund (a)	29,764	442

		17,247

Principal Variable Contracts Fund, Inc.
Class 1 (39.02%)
Bond & Mortgage Securities Account (a)	362,622	3,695
LargeCap Growth Account (a)	125,442	1,718
LargeCap Growth Account I (a)	114,101	1,730
LargeCap Value Account (a)	46,030	1,132
LargeCap Value Account III (a)	103,668	981
Real Estate Securities Account (a)	111,045	1,476
SmallCap Value Account I (a)	24,383	310

		11,042

TOTAL INVESTMENT COMPANIES	$28,289

Total Investments	$28,289
Other Assets in Excess of Liabilities, Net - 0.03%		8

TOTAL NET ASSETS - 100.00%	$28,297

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$11
Unrealized Depreciation		(9,099)

Net Unrealized Appreciation (Depreciation)		(9,088)
Cost for federal income tax purposes		37,377
All dollar amounts are shown in thousands (000's)

			Schedule of Investments
			Principal LifeTime 2030 Account
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Account	302,131	$		3,613		91,071		$1,021		30,580	$352	362,622	$		4,281
Disciplined LargeCap Blend Fund	259,905			4,405		68,429		937		28,441	388	299,893			4,950
High Yield Fund I	127,349			1,324		38,560		386		14,939	150	150,970			1,560
International Emerging Markets Fund	40,751			1,240		10,290		272		4,261	113	46,780			1,398
International Fund I	131,916			2,224		74,602		1,052		29,870	425	176,648			2,846
International Growth Fund	299,048			4,173		31,000		374		14,552	168	315,496			4,374
LargeCap Blend Fund I	193,004			1,992		55,706		488		23,126	202	225,584			2,276
LargeCap Growth Account	109,377			1,616		27,977		446		11,912	189	125,442			1,873
LargeCap Growth Account I	99,883			1,824		25,277		455		11,059	197	114,101			2,082
LargeCap Value Account	34,103			1,192		16,134		468		4,207	130	46,030			1,530
LargeCap Value Account III	82,950			1,070		31,607		362		10,889	128	103,668			1,304
LargeCap Value Fund I	83,223			1,227		25,114		307		10,295	127	98,042			1,406
MidCap Growth Fund III	48,430			529		16,279		161		6,022	59	58,687			630
MidCap Value Fund I	36,615			545		13,725		165		4,950	60	45,390			650
Preferred Securities Fund	144,345			1,491		44,847		413		16,215	150	172,977			1,752
Real Estate Securities Account	65,611			1,391		53,967		796		8,533	151	111,045			2,036
SmallCap Growth Fund I	33,981			363		7,449		66		3,342	29	38,088			399
SmallCap Growth Fund III	42,052			533		5,739		57		3,688	36	44,103			553
SmallCap S&P 600 Index Fund	24,648			466		5,370		83		2,308	36	27,710			513
SmallCap Value Account I	19,180			332		7,233		101		2,030	29	24,383			404
SmallCap Value Fund	28,061			528		4,085		62		2,382	36	29,764			554

	$32,078							$8,472			$3,155	$37,371

							Realized Gain/Loss					Realized Gain/Loss from
			Dividends				on Investments					Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Account	$212							$-1				$-
Disciplined LargeCap Blend Fund						-				-4					-
High Yield Fund I						-				-					-
International Emerging Markets Fund						-				-1					-
International Fund I						-				-5					-
International Growth Fund						-				-5					-
LargeCap Blend Fund I						-				-2					-
LargeCap Growth Account						9				-					-
LargeCap Growth Account I						3				-					-
LargeCap Value Account						45				-					124
LargeCap Value Account III						33				-					32
LargeCap Value Fund I						-				-1					-
MidCap Growth Fund III						-				-1					-
MidCap Value Fund I						-				-					-
Preferred Securities Fund						69				-2					-
Real Estate Securities Account						36				-					415
SmallCap Growth Fund I						-				-1					-
SmallCap Growth Fund III						-				-1					-
SmallCap S&P 600 Index Fund						-				-					-
SmallCap Value Account I						11				-					24
SmallCap Value Fund						-				-					-

	$418							$-24				$595

		Schedule of Investments
	Principal LifeTime 2040 Account
		September 30, 2008 (unaudited)

				Portfolio Summary (unaudited)

				Fund Type	Percent

	Shares	Value
	Held	(000	's)	Domestic Equity Funds	62.36%

				International Equity Funds	22.52%
INVESTMENT COMPANIES (99.98%)				Fixed Income Funds	15.10%
Principal Funds, Inc. Institutional Class (65.10%)				Other Assets in Excess of Liabilities, Net	0.02%

Disciplined LargeCap Blend Fund (a)	154,338	$1,847		TOTAL NET ASSETS	100.00%

High Yield Fund I (a)	81,565	771
International Emerging Markets Fund (a)	26,417	503
International Fund I (a)	97,857	1,112
International Growth Fund (a)	176,666	1,586
LargeCap Blend Fund I (a)	122,661	951
LargeCap Value Fund I (a)	56,780	619
MidCap Growth Fund III (a)(b)	32,914	265
MidCap Value Fund I (a)	25,753	275
Preferred Securities Fund (a)	70,030	487
SmallCap Growth Fund I (a)(b)	24,376	192
SmallCap Growth Fund III (a)(b)	23,830	199
SmallCap S&P 600 Index Fund (a)	14,161	211
SmallCap Value Fund (a)	16,154	240

		9,258

Principal Variable Contracts Fund, Inc.
Class 1 (34.88%)
Bond & Mortgage Securities Account (a)	87,325	890
LargeCap Growth Account (a)	69,192	948
LargeCap Growth Account I (a)	68,921	1,045
LargeCap Value Account (a)	26,306	647
LargeCap Value Account III (a)	61,736	584
Real Estate Securities Account (a)	48,411	643
SmallCap Value Account I (a)	15,965	203

		4,960

TOTAL INVESTMENT COMPANIES	$14,218

Total Investments	$14,218
Other Assets in Excess of Liabilities, Net - 0.02%		3

TOTAL NET ASSETS - 100.00%	$14,221

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$5
Unrealized Depreciation		(4,925)

Net Unrealized Appreciation (Depreciation)		(4,920)
Cost for federal income tax purposes		19,138
All dollar amounts are shown in thousands (000's)

			Schedule of Investments
			Principal LifeTime 2040 Account
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Account	74,229	$		892		23,320		$263		10,224	$112	87,325	$		1,042
Disciplined LargeCap Blend Fund	136,446			2,309		38,919		538		21,027	280	154,338			2,559
High Yield Fund I	70,516			734		21,817		220		10,768	109	81,565			845
International Emerging Markets Fund	23,668			728		6,184		168		3,435	88	26,417			804
International Fund I	77,203			1,303		47,095		681		26,441	364	97,857			1,604
International Growth Fund	168,852			2,357		15,257		184		7,443	87	176,666			2,452
LargeCap Blend Fund I	107,905			1,113		32,127		284		17,371	148	122,661			1,245
LargeCap Growth Account	61,384			927		17,427		281		9,619	151	69,192			1,057
LargeCap Growth Account I	61,753			1,145		16,222		295		9,054	159	68,921			1,280
LargeCap Value Account	19,998			702		10,021		296		3,713	103	26,306			892
LargeCap Value Account III	51,197			665		20,069		234		9,530	104	61,736			791
LargeCap Value Fund I	49,497			728		15,944		197		8,661	102	56,780			819
MidCap Growth Fund III	26,441			291		11,215		113		4,742	46	32,914			357
MidCap Value Fund I	20,234			299		9,426		115		3,907	46	25,753			367
Preferred Securities Fund	59,879			615		19,320		180		9,169	83	70,030			710
Real Estate Securities Account	29,465			633		25,055		377		6,109	87	48,411			919
SmallCap Growth Fund I	23,752			254		3,322		30		2,698	25	24,376			259
SmallCap Growth Fund III	23,173			293		3,216		32		2,559	26	23,830			299
SmallCap S&P 600 Index Fund	12,886			242		2,683		41		1,408	21	14,161			262
SmallCap Value Account I	13,817			239		3,882		55		1,734	24	15,965			269
SmallCap Value Fund	15,521			290		2,276		35		1,643	25	16,154			300

	$16,759							$4,619			$2,190	$19,132

							Realized Gain/Loss					Realized Gain/Loss from
			Dividends				on Investments					Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Account	$56							$-1				$-
Disciplined LargeCap Blend Fund						-				-8					-
High Yield Fund I						-				-					-
International Emerging Markets Fund						-				-4					-
International Fund I						-				-16					-
International Growth Fund						-				-2					-
LargeCap Blend Fund I						-				-4					-
LargeCap Growth Account						5				-					-
LargeCap Growth Account I						2				-1					-
LargeCap Value Account						28				-3					79
LargeCap Value Account III						23				-4					22
LargeCap Value Fund I						-				-4					-
MidCap Growth Fund III						-				-1					-
MidCap Value Fund I						-				-1					-
Preferred Securities Fund						29				-2					-
Real Estate Securities Account						17				-4					199
SmallCap Growth Fund I						-				-					-
SmallCap Growth Fund III						-				-					-
SmallCap S&P 600 Index Fund						-				-					-
SmallCap Value Account I						8				-1					17
SmallCap Value Fund						-				-					-

	$168							$-56				$317

		Schedule of Investments
	Principal LifeTime 2050 Account
		September 30, 2008 (unaudited)

				Portfolio Summary (unaudited)

				Fund Type	Percent

	Shares	Value
	Held	(000	's)	Domestic Equity Funds	65.38%

				International Equity Funds	23.48%
INVESTMENT COMPANIES (99.92%)				Fixed Income Funds	11.06%
Principal Funds, Inc. Institutional Class (66.54%)				Other Assets in Excess of Liabilities, Net	0.08%

Disciplined LargeCap Blend Fund (a)	97,716	$1,170		TOTAL NET ASSETS	100.00%

High Yield Fund I (a)	55,394	524
International Emerging Markets Fund (a)	17,417	332
International Fund I (a)	66,089	751
International Growth Fund (a)	115,261	1,035
LargeCap Blend Fund I (a)	77,636	602
LargeCap Value Fund I (a)	39,422	430
MidCap Growth Fund III (a)(b)	21,878	176
MidCap Value Fund I (a)	17,069	182
Preferred Securities Fund (a)	35,161	244
SmallCap Growth Fund I (a)(b)	18,807	148
SmallCap Growth Fund III (a)(b)	15,984	133
SmallCap S&P 600 Index Fund (a)	7,646	114
SmallCap Value Fund (a)	10,778	160

		6,001

Principal Variable Contracts Fund, Inc.
Class 1 (33.38%)
Bond & Mortgage Securities Account (a)	22,528	230
LargeCap Growth Account (a)	48,216	660
LargeCap Growth Account I (a)	45,913	696
LargeCap Value Account (a)	18,047	444
LargeCap Value Account III (a)	41,531	393
Real Estate Securities Account (a)	32,455	431
SmallCap Value Account I (a)	12,313	156

		3,010

TOTAL INVESTMENT COMPANIES	$9,011

Total Investments	$9,011
Other Assets in Excess of Liabilities, Net - 0.08%		7

TOTAL NET ASSETS - 100.00%	$9,018

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$1
Unrealized Depreciation		(3,093)

Net Unrealized Appreciation (Depreciation)		(3,092)
Cost for federal income tax purposes		12,103
All dollar amounts are shown in thousands (000's)

			Schedule of Investments
			Principal LifeTime 2050 Account
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Account	17,782	$		216		6,212		$71		1,466	$17	22,528	$		270
Disciplined LargeCap Blend Fund	79,138			1,342		26,252		365		7,674	101	97,716			1,604
High Yield Fund I	44,250			460		15,178		152		4,034	40	55,394			572
International Emerging Markets Fund	14,429			437		4,398		121		1,410	34	17,417			522
International Fund I	45,473			766		30,803		448		10,187	135	66,089			1,074
International Growth Fund	103,909			1,450		14,846		178		3,494	40	115,261			1,587
LargeCap Blend Fund I	62,056			641		22,020		196		6,440	55	77,636			781
LargeCap Growth Account	39,326			578		12,776		207		3,886	59	48,216			726
LargeCap Growth Account I	37,483			689		12,058		219		3,628	63	45,913			844
LargeCap Value Account	12,448			436		7,042		210		1,443	41	18,047			605
LargeCap Value Account III	30,998			397		14,250		168		3,717	39	41,531			525
LargeCap Value Fund I	31,104			459		11,747		146		3,429	41	39,422			564
MidCap Growth Fund III	16,207			177		7,552		76		1,881	17	21,878			235
MidCap Value Fund I	12,218			182		6,366		77		1,515	17	17,069			242
Preferred Securities Fund	27,532			285		10,381		98		2,752	25	35,161			357
Real Estate Securities Account	18,048			428		16,503		250		2,096	32	32,455			646
SmallCap Growth Fund I	16,742			179		3,251		29		1,186	11	18,807			197
SmallCap Growth Fund III	14,050			178		3,067		31		1,133	11	15,984			198
SmallCap S&P 600 Index Fund	6,391			121		1,718		26		463	7	7,646			140
SmallCap Value Account I	9,673			171		3,382		48		742	11	12,313			208
SmallCap Value Fund	9,362			177		2,131		32		715	11	10,778			198

	$9,769							$3,148			$807	$12,095

							Realized Gain/Loss					Realized Gain/Loss from
			Dividends				on Investments					Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Account	$14							$-				$-
Disciplined LargeCap Blend Fund						-				-2					-
High Yield Fund I						-				-					-
International Emerging Markets Fund						-				-2					-
International Fund I						-				-5					-
International Growth Fund						-				-1					-
LargeCap Blend Fund I						-				-1					-
LargeCap Growth Account						4				-					-
LargeCap Growth Account I						1				-1					-
LargeCap Value Account						19				-					51
LargeCap Value Account III						14				-1					14
LargeCap Value Fund I						-				-					-
MidCap Growth Fund III						-				-1					-
MidCap Value Fund I						-				-					-
Preferred Securities Fund						14				-1					-
Real Estate Securities Account						11				-					128
SmallCap Growth Fund I						-				-					-
SmallCap Growth Fund III						-				-					-
SmallCap S&P 600 Index Fund						-				-					-
SmallCap Value Account I						6				-					13
SmallCap Value Fund						-				-					-

	$83							$-15				$206

		Schedule of Investments
	Principal LifeTime Strategic Income Account
		September 30, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (100.17%)
Principal Funds, Inc. Institutional Class (46.55%)
Disciplined LargeCap Blend Fund (a)	57,890	$693
High Yield Fund I (a)	27,623	261
Inflation Protection Fund (a)	344,505	2,742
International Emerging Markets Fund (a)	8,260	157
International Fund I (a)	37,970	431
International Growth Fund (a)	64,905	583
LargeCap Blend Fund I (a)	50,346	390
LargeCap Value Fund I (a)	18,036	197
MidCap Growth Fund III (a)(b)	21,722	175
MidCap Value Fund I (a)	17,980	192
Preferred Securities Fund (a)	172,613	1,200
SmallCap S&P 600 Index Fund (a)	22,822	340
Ultra Short Bond Fund (a)	295,821	2,361

		9,722

Principal Variable Contracts Fund, Inc.
Class 1 (53.62%)
Bond & Mortgage Securities Account (a)	842,337	8,583
LargeCap Growth Account (a)	25,299	347
LargeCap Growth Account I (a)	19,719	299
LargeCap Value Account (a)	11,996	295
LargeCap Value Account III (a)	29,170	276
Money Market Account (a)	285,055	285
Real Estate Securities Account (a)	83,842	1,114

		11,199

TOTAL INVESTMENT COMPANIES	$20,921

Total Investments	$20,921
Liabilities in Excess of Other Assets, Net - (0.17)%		(36)

TOTAL NET ASSETS - 100.00%	$20,885

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$6
Unrealized Depreciation		(4,864)

Net Unrealized Appreciation (Depreciation)		(4,858)
Cost for federal income tax purposes		25,779
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		73.89%
Domestic Equity Funds		20.67%
International Equity Funds		5.61%
Liabilities in Excess of Other Assets, Net		(0.17%)

TOTAL NET ASSETS		100.00%

			Schedule of Investments
	Principal LifeTime Strategic Income Account
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Account	786,933	$		9,397		207,355		$2,355		151,951	$1,695	842,337	$		10,044
Disciplined LargeCap Blend Fund	50,032			852		15,633		213		7,775	104	57,890			960
High Yield Fund I	-			-		34,287		343		6,664	67	27,623			276
Inflation Protection Fund	291,030			2,708		94,200		845		40,725	353	344,505			3,197
International Emerging Markets Fund	-			-		9,169		239		909	23	8,260			216
International Fund I	30,982			525		16,126		229		9,138	126	37,970			626
International Growth Fund	59,676			837		7,098		85		1,869	23	64,905			899
LargeCap Blend Fund I	43,411			450		13,587		119		6,652	57	50,346			511
LargeCap Growth Account	22,410			336		5,660		90		2,771	43	25,299			383
LargeCap Growth Account I	17,285			320		4,847		86		2,413	42	19,719			364
LargeCap Value Account	9,156			320		3,961		117		1,121	33	11,996			404
LargeCap Value Account III	24,318			310		7,775		91		2,923	33	29,170			368
LargeCap Value Fund I	-			-		19,924		239		1,888	23	18,036			216
MidCap Growth Fund III	-			-		23,109		225		1,387	14	21,722			211
MidCap Value Fund I	-			-		19,105		225		1,125	14	17,980			211
Money Market Account	-			-		598,759		599		313,704	314	285,055			285
Preferred Securities Fund	145,146			1,504		49,897		461		22,430	198	172,613			1,764
Real Estate Securities Account	48,315			967		45,216		679		9,689	140	83,842			1,505
SmallCap S&P 600 Index Fund	20,017			380		5,051		77		2,246	34	22,822			423
Ultra Short Bond Fund	273,072			2,702		26,920		244		4,171	39	295,821			2,907

	$21,608							$7,561			$3,375	$25,770

							Realized Gain/Loss					Realized Gain/Loss from
			Dividends				on Investments					Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Account	$547							$-13				$-
Disciplined LargeCap Blend Fund						-				-1					-
High Yield Fund I						-				-					-
Inflation Protection Fund						191				-3					-
International Emerging Markets Fund						-				-					-
International Fund I						-				-2					-
International Growth Fund						-				-					-
LargeCap Blend Fund I						-				-1					-
LargeCap Growth Account						2				-					-
LargeCap Growth Account I						1				-					-
LargeCap Value Account						13				-					35
LargeCap Value Account III						10				-					10
LargeCap Value Fund I						-				-					-
MidCap Growth Fund III						-				-					-
MidCap Value Fund I						-				-					-
Money Market Account						3				-					-
Preferred Securities Fund						72				-3					-
Real Estate Securities Account						29				-1					337
SmallCap S&P 600 Index Fund						-				-					-
Ultra Short Bond Fund						89				-					-

	$957							$-24				$382

		Schedule of Investments
	Real Estate Securities Account
		September 30, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (98.45%)					COMMON STOCKS (continued)
Hotels & Motels (0.62%)					REITS - Regional Malls (continued)
Marriott International Inc/DE	25,770	$672			Taubman Centers Inc	105,643		$5,282

Starwood Hotels & Resorts Worldwide Inc	18,715	527						27,959

		1,199		REITS	- Shopping Centers (14.09%)

Publicly Traded Investment Fund (0.67%)					Acadia Realty Trust	127,201		3,216
iShares Cohen & Steers Realty Majors Index					Federal Realty Investment Trust	105,638		9,042
Fund	16,792	1,288			Kimco Realty Corp	219,140		8,095
					Saul Centers Inc	33,775		1,707
REITS - Apartments (16.24%)
					Tanger Factory Outlet Centers (a)	115,225		5,046

American Campus Communities Inc	59,961	2,031
								27,106

AvalonBay Communities Inc	79,263	7,801
Equity Residential	143,275	6,363		REITS	- Single Tenant (2.21%)
Essex Property Trust Inc	59,235	7,009			National Retail Properties Inc (a)	177,418		4,249
Home Properties Inc (a)	89,120	5,165
Mid-America Apartment Communities Inc	58,653	2,882		REITS	- Storage (7.52%)

		31,251			Public Storage	146,030		14,458

REITS - Diversified (10.97%)				REITS	- Warehouse & Industrial (5.45%)
Digital Realty Trust Inc (a)	95,300	4,503			AMB Property Corp	48,979		2,219
Entertainment Properties Trust	99,949	5,469			EastGroup Properties Inc	36,740		1,783
PS Business Parks Inc	3,829	221			Prologis	156,944		6,477

Vornado Realty Trust	120,089	10,922						10,479

		21,115			TOTAL COMMON STOCKS		$189,418

REITS - Healthcare (10.12%)						Principal
HCP Inc	24,790	995				Amount		Value
Health Care REIT Inc (a)	97,722	5,202				(000	's)	(000	's)

LTC Properties Inc	15,310	449			SHORT TERM INVESTMENTS (2.23%)
Nationwide Health Properties Inc (a)	75,740	2,725			Commercial Paper (2.23%)
Omega Healthcare Investors Inc	103,700	2,038			Investment in Joint Trading Account; HSBC
Ventas Inc	163,090	8,060			Funding

		19,469			2.75%, 10/ 1/2008	$2,145		$2,145

					Investment in Joint Trading Account;
REITS - Hotels (2.12%)					Prudential Funding
Host Hotels & Resorts Inc	250,571	3,330			2.75%, 10/ 1/2008	2,144		2,144

Sunstone Hotel Investors Inc	55,360	748						4,289

		4,078

					TOTAL SHORT TERM INVESTMENTS		$4,289

REITS - Manufactured Homes (0.95%)
Equity Lifestyle Properties Inc	34,510	1,830			REPURCHASE AGREEMENTS (7.04%)
					Money Center Banks (7.04%)
REITS - Office Property (12.96%)					Deutsche Bank Repurchase Agreement;
					2.00% dated 09/30/08 maturing 10/01/08
Alexandria Real Estate Equities Inc	50,288	5,657			(collateralized by U.S. Government
Boston Properties Inc	154,115	14,434			Agency Issues; $13,776,000; 2.11% -
Corporate Office Properties Trust SBI MD	28,661	1,157			7.25%; dated 03/27/09 - 08/20/13) (b)	$13,561		$13,560

Douglas Emmett Inc	149,139	3,441			TOTAL REPURCHASE AGREEMENTS		$13,560

SL Green Realty Corp	3,821	248			Total Investments		$207,267

		24,937		Liabilities in Excess of Other Assets, Net - (7.72)%				(14,863)

REITS - Regional Malls (14.53%)					TOTAL NET ASSETS - 100.00%		$192,404

General Growth Properties Inc	126,808	1,915
Simon Property Group Inc	214,045	20,762

Schedule of Investments
Real Estate Securities Account
September 30, 2008 (unaudited)

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$16,393
Unrealized Depreciation	(21,215)

Net Unrealized Appreciation (Depreciation)	(4,822)
Cost for federal income tax purposes	212,089
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

REIT	Percent

REITS - Apartments	16.24%
REITS - Regional Malls	14.53%
REITS - Shopping Centers	14.09%
REITS - Office Property	12.96%
REITS - Diversified	10.97%
REITS - Healthcare	10.12%
REITS - Storage	7.52%
Money Center Banks	7.05%
REITS - Warehouse & Industrial	5.45%
REITS - Single Tenant	2.21%
REITS - Hotels	2.12%
Finance - Other Services	1.11%
Special Purpose Entity	1.11%
REITS - Manufactured Homes	0.95%
Publicly Traded Investment Fund	0.67%
Hotels & Motels	0.62%
Liabilities in Excess of Other Assets, Net	(7.72%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		SAM Balanced Portfolio
		September 30, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (100.23%)
Principal Funds, Inc. Institutional Class (22.07%)
Disciplined LargeCap Blend Fund (a)	3,276,514	$39,220
High Yield Fund (a)	3,438,727	24,037
LargeCap Growth Fund II (a)(b)	6,024,573	43,497
Preferred Securities Fund (a)	2,500,691	17,380

		124,134

Principal Variable Contracts Fund, Inc.
Class 1 (78.16%)
Diversified International Account (a)	2,795,414	33,265
Equity Income Account (a)	5,112,433	74,028
Income Account (a)	6,182,234	57,680
International Emerging Markets Account (a)	808,006	10,060
LargeCap Growth Account (a)	4,045,262	55,420
LargeCap Value Account III (a)	1,444,234	13,663
MidCap Stock Account (a)	1,778,619	18,302
Money Market Account (a)	5,800,008	5,800
Mortgage Securities Account (a)	8,965,923	90,377
Real Estate Securities Account (a)	1,142,809	15,188
Short-Term Income Account (a)	9,430,247	23,198
SmallCap Growth Account II (a)(b)	1,026,694	9,630
SmallCap Value Account I (a)	659,886	8,381
West Coast Equity Account (a)	1,260,102	24,534

		439,526

TOTAL INVESTMENT COMPANIES	$563,660

Total Investments	$563,660
Liabilities in Excess of Other Assets, Net - (0.23)%		(1,293)

TOTAL NET ASSETS - 100.00%	$562,367

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$33,085
Unrealized Depreciation		(63,955)

Net Unrealized Appreciation (Depreciation)		(30,870)
Cost for federal income tax purposes		594,530
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		53.68%
Fixed Income Funds		38.85%
International Equity Funds		7.70%
Liabilities in Excess of Other Assets, Net		(0.23%)

TOTAL NET ASSETS		100.00%

			Schedule of Investments
			SAM Balanced Portfolio
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Disciplined LargeCap Blend Fund	3,667,094	$		61,722		791,772		$10,844		1,182,352	$15,581	3,276,514	$		52,432
Diversified International Account	2,251,259			35,382		1,059,598		17,570		515,443	9,691	2,795,414			42,363
Equity Income Account	4,660,700			59,881		1,599,749		26,354		1,148,016	19,395	5,112,433			65,932
High Yield Fund	3,332,229			25,387		868,713		6,775		762,215	6,076	3,438,727			25,915
Income Account	6,967,874			67,049		1,187,164		11,977		1,972,804	20,392	6,182,234			58,878
International Emerging Markets	495,745			10,541		417,071		7,536		104,810	2,470	808,006			15,580
Account
LargeCap Growth Account	4,949,885			54,418		718,251		11,549		1,622,874	24,857	4,045,262			43,312
LargeCap Growth Fund II	4,644,177			41,798		2,326,251		18,267		945,855	7,656	6,024,573			51,486
LargeCap Value Account III	-			-		1,444,234		14,134		-	-	1,444,234			14,134
MidCap Stock Account	1,325,977			13,374		750,441		8,956		297,799	4,138	1,778,619			18,695
Money Market Account	6,954,317			6,954		725,527		726		1,879,836	1,880	5,800,008			5,800
Mortgage Securities Account	10,680,103			107,605		1,460,068		14,963		3,174,248	33,312	8,965,923			89,142
Preferred Securities Fund	2,174,626			20,660		816,287		6,780		490,222	4,673	2,500,691			22,728
Real Estate Securities Account	684,197			13,009		598,159		8,363		139,547	2,672	1,142,809			18,490
Short-Term Income Account	13,408,194			33,237		1,752,685		4,410		5,730,632	14,404	9,430,247			23,273
SmallCap Growth Account II	904,715			5,015		294,709		2,950		172,730	1,701	1,026,694			6,657
SmallCap Value Account I	429,951			7,620		320,965		4,323		91,030	1,309	659,886			10,320
West Coast Equity Account	1,246,680			18,469		345,192		7,613		331,770	7,277	1,260,102			19,416

	$582,121							$184,090			$177,484	$584,553

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Disciplined LargeCap Blend Fund	$-							$-4,553				$-
Diversified International Account						2,638				-898					6,201
Equity Income Account						3,152				-908					3,950
High Yield Fund						1,450				-171					-
Income Account				4,498						244					82
International Emerging Markets Account						1,893				-27					1,563
LargeCap Growth Account						339				2,202					-
LargeCap Growth Fund II						-				-923					-
LargeCap Value Account III						-				-					-
MidCap Stock Account						414				503					4,123
Money Market Account						131				-					-
Mortgage Securities Account				6,152						-114					-
Preferred Securities Fund						879				-39					-
Real Estate Securities Account						309				-210					3,556
Short-Term Income Account						910				30					-
SmallCap Growth Account II						-				393					-
SmallCap Value Account I						219				-314					459
West Coast Equity Account						376				611					2,416

	$23,360							$-4,174				$22,350

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		September 30, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.91%)
Principal Funds, Inc. Institutional Class (21.04%)
Disciplined LargeCap Blend Fund (a)	299,801	$3,589
High Yield Fund (a)	833,134	5,823
LargeCap Growth Fund II (a)(b)	766,881	5,537
Preferred Securities Fund (a)	589,365	4,096

		19,045

Principal Variable Contracts Fund, Inc.
Class 1 (78.87%)
Diversified International Account (a)	308,305	3,669
Equity Income Account (a)	515,587	7,466
Income Account (a)	1,579,296	14,735
International Emerging Markets Account (a)	99,310	1,236
LargeCap Growth Account (a)	379,831	5,204
LargeCap Value Account III (a)	263,255	2,490
MidCap Stock Account (a)	217,771	2,241
Money Market Account (a)	932,977	933
Mortgage Securities Account (a)	2,100,398	21,172
Real Estate Securities Account (a)	131,810	1,752
Short-Term Income Account (a)	2,290,081	5,633
SmallCap Growth Account II (a)(b)	124,712	1,170
SmallCap Value Account I (a)	86,675	1,101
West Coast Equity Account (a)	133,607	2,601

		71,403

TOTAL INVESTMENT COMPANIES	$90,448

Total Investments	$90,448
Other Assets in Excess of Liabilities, Net - 0.09%		80

TOTAL NET ASSETS - 100.00%	$90,528

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$2,408
Unrealized Depreciation		(8,965)

Net Unrealized Appreciation (Depreciation)		(6,557)
Cost for federal income tax purposes		97,005
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		57.87%
Domestic Equity Funds		36.62%
International Equity Funds		5.42%
Other Assets in Excess of Liabilities, Net		0.09%

TOTAL NET ASSETS		100.00%

						Schedule of Investments
			SAM Conservative Balanced Portfolio
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Disciplined LargeCap Blend Fund	264,654	$		4,438		183,703		$2,486		148,556	$1,958	299,801	$		4,395
Diversified International Account	175,377			2,734		199,069		3,269		66,141	1,234	308,305			4,669
Equity Income Account	349,485			4,826		330,597		5,416		164,495	2,742	515,587			7,303
High Yield Fund	556,878			4,346		454,329		3,524		178,073	1,418	833,134			6,379
Income Account	1,308,193			13,298		764,419		7,731		493,316	5,092	1,579,296			15,808
International Emerging Markets	40,976			901		72,476		1,296		14,142	328	99,310			1,825
Account
LargeCap Growth Account	357,371			3,962		207,705		3,280		185,245	2,853	379,831			4,262
LargeCap Growth Fund II	350,050			3,164		541,137		4,303		124,306	1,007	766,881			6,338
LargeCap Value Account III	-			-		263,255		2,563		-	-	263,255			2,563
MidCap Stock Account	118,755			1,469		140,954		1,711		41,938	578	217,771			2,510
Money Market Account	818,505			819		487,205		487		372,733	373	932,977			933
Mortgage Securities Account	1,925,309			19,855		953,339		9,876		778,250	8,153	2,100,398			21,435
Preferred Securities Fund	298,505			2,813		376,912		3,125		86,052	823	589,365			5,113
Real Estate Securities Account	55,543			1,105		95,884		1,365		19,617	370	131,810			2,042
Short-Term Income Account	2,338,237			5,831		952,819		2,397		1,000,975	2,524	2,290,081			5,669
SmallCap Growth Account II	69,393			388		79,400		794		24,081	239	124,712			937
SmallCap Value Account I	24,797			433		69,701		924		7,823	113	86,675			1,217
West Coast Equity Account	102,376			1,677		72,811		1,600		41,580	919	133,607			2,289

	$72,059							$56,147			$30,724	$95,687

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Disciplined LargeCap Blend Fund	$-							$-571				$-
Diversified International Account				242						-100					570
Equity Income Account				276						-197					347
High Yield Fund				279						-73					-
Income Account				996						-129					18
International Emerging Markets Account				181						-44					150
LargeCap Growth Account				29						-127					-
LargeCap Growth Fund II				-						-122					-
LargeCap Value Account III				-						-					-
MidCap Stock Account				43						-92					432
Money Market Account				18						-					-
Mortgage Securities Account				1,320						-143					-
Preferred Securities Fund				149						-2					-
Real Estate Securities Account				28						-58					324
Short-Term Income Account				181						-35					-
SmallCap Growth Account II				-						-6					-
SmallCap Value Account I				15						-27					30
West Coast Equity Account				36						-69					231

	$3,793							$-1,795				$2,102

		Schedule of Investments
	SAM Conservative Growth Portfolio
		September 30, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (100.29%)
Principal Funds, Inc. Institutional Class (21.57%)
Disciplined LargeCap Blend Fund (a)	1,722,262	$20,616
High Yield Fund (a)	907,726	6,345
LargeCap Growth Fund II (a)(b)	2,698,939	19,486
Preferred Securities Fund (a)	492,919	3,426

		49,873

Principal Variable Contracts Fund, Inc.
Class 1 (78.72%)
Diversified International Account (a)	1,628,999	19,385
Equity Income Account (a)	2,746,534	39,770
Income Account (a)	1,080,054	10,077
International Emerging Markets Account (a)	440,575	5,485
LargeCap Growth Account (a)	2,354,730	32,260
LargeCap Value Account III (a)	815,277	7,712
MidCap Stock Account (a)	1,170,420	12,044
Money Market Account (a)	2,015,626	2,016
Mortgage Securities Account (a)	1,627,403	16,404
Real Estate Securities Account (a)	641,879	8,531
Short-Term Income Account (a)	1,504,156	3,700
SmallCap Growth Account II (a)(b)	548,020	5,140
SmallCap Value Account I (a)	362,305	4,601
West Coast Equity Account (a)	765,638	14,907

		182,032

TOTAL INVESTMENT COMPANIES	$231,905

Total Investments	$231,905
Liabilities in Excess of Other Assets, Net - (0.29)%		(677)

TOTAL NET ASSETS - 100.00%	$231,228

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$20,570
Unrealized Depreciation		(35,774)

Net Unrealized Appreciation (Depreciation)		(15,204)
Cost for federal income tax purposes		247,109
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		71.39%
Fixed Income Funds		18.15%
International Equity Funds		10.75%
Liabilities in Excess of Other Assets, Net		(0.29%)

TOTAL NET ASSETS		100.00%

						Schedule of Investments
			SAM Conservative Growth Portfolio
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Disciplined LargeCap Blend Fund	2,666,645	$		44,867		123,747		$1,731		1,068,130	$14,156	1,722,262	$		28,407
Diversified International Account	1,743,173			29,568		447,372		7,426		561,546	10,167	1,628,999			25,469
Equity Income Account	3,344,770			42,190		420,517		6,905		1,018,753	17,193	2,746,534			32,405
High Yield Fund	1,139,291			8,487		112,561		882		344,126	2,746	907,726			6,662
Income Account	1,639,096			15,615		126,734		1,256		685,776	7,043	1,080,054			10,039
International Emerging Markets	381,924			8,315		158,428		2,899		99,777	2,319	440,575			8,794
Account
LargeCap Growth Account	3,796,190			45,460		101,992		1,650		1,543,452	23,798	2,354,730			26,726
LargeCap Growth Fund II	2,536,041			22,870		841,931		6,456		679,033	5,510	2,698,939			23,165
LargeCap Value Account III	-			-		815,277		8,003		-	-	815,277			8,003
MidCap Stock Account	1,180,148			11,848		356,042		4,162		365,770	4,939	1,170,420			12,037
Money Market Account	3,206,622			3,207		359,776		360		1,550,772	1,551	2,015,626			2,016
Mortgage Securities Account	2,584,324			25,823		170,161		1,720		1,127,082	11,801	1,627,403			15,846
Preferred Securities Fund	602,406			5,699		92,510		752		201,997	1,939	492,919			4,514
Real Estate Securities Account	563,725			11,123		258,109		3,608		179,955	3,319	641,879			10,758
Short-Term Income Account	2,781,143			6,931		189,218		474		1,466,205	3,681	1,504,156			3,744
SmallCap Growth Account II	668,450			3,758		46,850		465		167,280	1,666	548,020			3,081
SmallCap Value Account I	365,914			6,447		99,707		1,341		103,316	1,482	362,305			5,949
West Coast Equity Account	989,326			14,096		120,962		2,644		344,650	7,545	765,638			10,463

	$306,304							$52,734			$120,855	$238,078

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Disciplined LargeCap Blend Fund	$-							$-4,035				$-
Diversified International Account				1,780						-1,358					4,184
Equity Income Account				1,929						503					2,418
High Yield Fund				444						39					-
Income Account				900						211					16
International Emerging Markets Account				1,248						-101					1,031
LargeCap Growth Account				221						3,414					-
LargeCap Growth Fund II				-						-651					-
LargeCap Value Account III				-						-					-
MidCap Stock Account				319						966					3,176
Money Market Account				60						-					-
Mortgage Securities Account				1,253						104					-
Preferred Securities Fund				202						2					-
Real Estate Securities Account				219						-654					2,523
Short-Term Income Account				173						20					-
SmallCap Growth Account II				-						524					-
SmallCap Value Account I				157						-357					328
West Coast Equity Account				256						1,268					1,646

	$9,161							$-105				$15,322

		Schedule of Investments
	SAM Flexible Income Portfolio
		September 30, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.68%)
Principal Funds, Inc. Institutional Class (20.15%)
Disciplined LargeCap Blend Fund (a)	415,558	$4,974
High Yield Fund (a)	1,242,392	8,684
LargeCap Growth Fund II (a)(b)	664,918	4,801
Preferred Securities Fund (a)	996,785	6,928

		25,387

Principal Variable Contracts Fund, Inc.
Class 1 (79.53%)
Diversified International Account (a)	279,698	3,328
Equity Income Account (a)	417,950	6,052
Income Account (a)	2,821,114	26,321
International Emerging Markets Account (a)	74,105	923
LargeCap Growth Account (a)	348,284	4,772
LargeCap Value Account III (a)	323,147	3,057
MidCap Stock Account (a)	254,703	2,621
Money Market Account (a)	886,120	886
Mortgage Securities Account (a)	3,399,145	34,263
Real Estate Securities Account (a)	117,702	1,564
Short-Term Income Account (a)	5,415,339	13,322
SmallCap Growth Account II (a)(b)	98,443	923
SmallCap Value Account I (a)	65,346	830
West Coast Equity Account (a)	67,936	1,323

		100,185

TOTAL INVESTMENT COMPANIES	$125,572

Total Investments	$125,572
Other Assets in Excess of Liabilities, Net - 0.32%		402

TOTAL NET ASSETS - 100.00%	$125,974

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$4,412
Unrealized Depreciation		(10,144)

Net Unrealized Appreciation (Depreciation)		(5,732)
Cost for federal income tax purposes		131,304
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		71.76%
Domestic Equity Funds		24.54%
International Equity Funds		3.38%
Other Assets in Excess of Liabilities, Net		0.32%

TOTAL NET ASSETS		100.00%

			Schedule of Investments
			SAM Flexible Income Portfolio
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Disciplined LargeCap Blend Fund	543,510	$		9,159		226,016		$3,063		353,968	$4,683	415,558	$		6,194
Diversified International Account	231,452			5,029		159,015		2,585		110,769	2,096	279,698			5,180
Equity Income Account	432,558			4,959		191,168		3,206		205,776	3,514	417,950			4,974
High Yield Fund	1,200,481			8,619		558,355		4,295		516,444	4,115	1,242,392			8,849
Income Account	3,506,911			34,691		913,543		9,310		1,599,340	16,676	2,821,114			27,512
International Emerging Markets	49,925			1,337		46,622		830		22,442	528	74,105			1,566
Account
LargeCap Growth Account	469,799			4,619		132,747		2,098		254,262	3,960	348,284			3,176
LargeCap Growth Fund II	562,465			5,072		355,379		2,809		252,926	2,050	664,918			5,587
LargeCap Value Account III	-			-		323,147		3,113		-	-	323,147			3,113
MidCap Stock Account	215,190			2,276		136,284		1,688		96,771	1,355	254,703			2,701
Money Market Account	1,702,973			1,703		516,218		516		1,333,071	1,333	886,120			886
Mortgage Securities Account	4,475,400			45,751		968,921		10,079		2,045,176	21,623	3,399,145			34,159
Preferred Securities Fund	682,591			6,582		570,488		4,597		256,294	2,446	996,785			8,694
Real Estate Securities Account	65,863			1,277		80,649		1,125		28,810	544	117,702			1,813
Short-Term Income Account	8,010,222			19,983		1,427,396		3,609		4,022,279	10,184	5,415,339			13,289
SmallCap Growth Account II	100,211			469		41,214		416		42,982	424	98,443			539
SmallCap Value Account I	51,340			910		36,812		503		22,806	328	65,346			1,007
West Coast Equity Account	80,449			988		25,305		566		37,818	838	67,936			838

	$153,424							$54,408			$76,697	$130,077

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Disciplined LargeCap Blend Fund	$-							$-1,345				$-
Diversified International Account						244				-338					574
Equity Income Account						261				323					327
High Yield Fund						504				50					-
Income Account						2,016				187					37
International Emerging Markets Account						164				-73					136
LargeCap Growth Account						28				419					-
LargeCap Growth Fund II						-				-244					-
LargeCap Value Account III						-				-					-
MidCap Stock Account						60				92					598
Money Market Account						31				-					-
Mortgage Securities Account				2,292						-48					-
Preferred Securities Fund						279				-39					-
Real Estate Securities Account						27				-45					307
Short-Term Income Account						471				-119					-
SmallCap Growth Account II						-				78					-
SmallCap Value Account I						24				-78					50
West Coast Equity Account						22				122					139

	$6,423							$-1,058				$2,168

		Schedule of Investments
	SAM Strategic Growth Portfolio
		September 30, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (100.09%)
Principal Funds, Inc. Institutional Class (25.76%)
Disciplined LargeCap Blend Fund (a)	1,189,759	$14,241
High Yield Fund (a)	672,429	4,700
LargeCap Growth Fund II (a)(b)	1,657,677	11,969

		30,910

Principal Variable Contracts Fund, Inc.
Class 1 (74.33%)
Diversified International Account (a)	975,586	11,609
Equity Income Account (a)	1,592,064	23,053
International Emerging Markets Account (a)	254,955	3,174
LargeCap Growth Account (a)	1,287,354	17,637
LargeCap Value Account III (a)	449,200	4,249
MidCap Stock Account (a)	728,739	7,499
Money Market Account (a)	944,242	944
Real Estate Securities Account (a)	342,632	4,554
Short-Term Income Account (a)	393,303	967
SmallCap Growth Account II (a)(b)	325,655	3,055
SmallCap Value Account I (a)	240,775	3,058
West Coast Equity Account (a)	483,092	9,406

		89,205

TOTAL INVESTMENT COMPANIES	$120,115

Total Investments	$120,115
Liabilities in Excess of Other Assets, Net - (0.09)%		(103)

TOTAL NET ASSETS - 100.00%	$120,012

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$9,983
Unrealized Depreciation		(21,945)

Net Unrealized Appreciation (Depreciation)		(11,962)
Cost for federal income tax purposes		132,077
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		82.26%
International Equity Funds		12.32%
Fixed Income Funds		5.51%
Liabilities in Excess of Other Assets, Net		(0.09%)

TOTAL NET ASSETS		100.00%

						Schedule of Investments
			SAM Strategic Growth Portfolio
			September 30, 2008 (unaudited)

Affiliated Securities

	December 31, 2007					Purchases				Sales		September 30, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Disciplined LargeCap Blend Fund	2,134,095	$		35,939		185,728		$2,585		1,130,064	$15,036	1,189,759	$		19,278
Diversified International Account	1,184,948			21,221		308,674		5,282		518,036	9,847	975,586			15,711
Equity Income Account	2,255,487			33,488		343,906		5,722		1,007,329	17,281	1,592,064			20,757
High Yield Fund	996,749			7,870		120,523		947		444,843	3,547	672,429			5,116
International Emerging Markets	257,558			5,601		105,027		1,971		107,630	2,577	254,955			5,052
Account
LargeCap Growth Account	2,381,675			29,326		143,035		2,309		1,237,356	19,141	1,287,354			14,687
LargeCap Growth Fund II	2,073,555			18,697		435,225		3,418		851,103	6,867	1,657,677			14,410
LargeCap Value Account III	-			-		449,200		4,424		-	-	449,200			4,424
MidCap Stock Account	879,768			9,577		248,163		2,965		399,192	5,529	728,739			7,511
Money Market Account	2,210,994			2,211		106,822		107		1,373,574	1,374	944,242			944
Real Estate Securities Account	337,437			6,928		147,359		2,075		142,164	2,711	342,632			5,741
Short-Term Income Account	912,343			2,274		32,150		80		551,190	1,393	393,303			979
SmallCap Growth Account II	448,418			2,859		59,967		606		182,730	1,795	325,655			1,990
SmallCap Value Account I	295,804			5,235		67,528		926		122,557	1,768	240,775			3,970
West Coast Equity Account	741,981			11,655		106,509		2,349		365,398	8,069	483,092			6,644

	$192,881							$35,766			$96,935	$127,214

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Disciplined LargeCap Blend Fund	$-							$-4,210				$-
Diversified International Account				1,002						-945					2,355
Equity Income Account				1,061						-1,172					1,329
High Yield Fund				348						-154					-
International Emerging Markets Account				683						57					564
LargeCap Growth Account				115						2,193					-
LargeCap Growth Fund II				-						-838					-
LargeCap Value Account III				-						-					-
MidCap Stock Account				193						498					1,927
Money Market Account				36						-					-
Real Estate Securities Account				110						-551					1,266
Short-Term Income Account				43						18					-
SmallCap Growth Account II				-						320					-
SmallCap Value Account I				105						-423					219
West Coast Equity Account				157						709					1,013

	$3,853							$-4,498				$8,673

				Schedule of Investments
		Short-Term Bond Account
				September 30, 2008 (unaudited)

		Principal							Principal
		Amount		Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

BONDS	(72.20%)						BONDS (continued)
Agricultural Operations (0.45%)							Asset Backed Securities (continued)
Bunge Ltd Finance Corp							Lehman XS Trust
4.38%, 12/15/2008		$300		$300			3.67%, 11/25/2035 (b)	$217		$129
Cargill Inc							Marriott Vacation Club Owner Trust
5.20%, 1/22/2013 (a)		350		338			5.81%, 10/20/2029 (a)	122		113

				638			Nomura Asset Acceptance Corp

							3.43%, 1/25/2036 (a)(b)	202		102
Airlines (0.25%)
							Popular ABS Mortgage Pass-Through Trust
American Airlines Inc							3.47%, 11/25/2035 (b)(c)	103		102
7.25%, 2/ 5/2009		150		145
							Swift Master Auto Receivables Trust
Delta Air Lines Inc							2.59%, 6/15/2012 (b)	220		196
6.62%, 3/18/2011		222		211

							Wells Fargo Home Equity Trust
				356			3.31%, 3/25/2037 (b)	89		86

Appliances (0.07%)										5,506

Whirlpool Corp						Auto	- Car & Light Trucks (0.16%)
3.32%, 6/15/2009 (b)		100		100
							Daimler Finance North America LLC

Asset Backed Securities (3.90%)							5.88%, 3/15/2011	225		224

Carrington Mortgage Loan Trust						Auto/Truck Parts & Equipment - Original (0.09%)
3.49%, 12/25/2035 (b)		500		454
							Tenneco Inc
Caterpillar Financial Asset Trust							10.25%, 7/15/2013	129		133
4.09%, 12/27/2010		225		224

Chase Funding Mortgage Loan Asset-Backed							Automobile Sequential (2.55%)
Certificates
3.44%, 12/25/2033 (b)		42		36			Capital Auto Receivables Asset Trust
							2.52%, 10/15/2009 (b)	109		108
Citigroup Mortgage Loan Trust Inc
3.45%, 8/25/2035 (b)		86		78			2.72%, 3/15/2010 (b)(c)	227		226
4.11%, 7/25/2037 (b)		147		142			2.86%, 6/15/2010 (b)	100		100
CNH Equipment Trust							5.52%, 3/15/2011 (b)	270		258
3.34%, 9/15/2010 (b)		95		94			3.94%, 10/15/2012 (b)	425		415
3.69%, 4/15/2011 (b)		475		471			CPS Auto Trust
4.12%, 5/15/2012		345		332			5.44%, 11/15/2010 (a)	320		318
Countrywide Asset-Backed Certificates							Ford Credit Auto Owner Trust
3.46%, 4/25/2036 (b)		298		278			5.47%, 9/15/2012 (b)	200		158
3.71%, 2/25/2037 (b)		325		44			5.60%, 10/15/2012	240		214
6.02%, 9/25/2046 (b)		900		830			5.69%, 11/15/2012 (b)	225		194
Countrywide Home Equity Loan Trust							Honda Auto Receivables Owner Trust
2.72%, 12/15/2035 (b)		60		25			5.46%, 5/23/2011	450		451
2.73%, 2/15/2036 (b)		198		149			Hyundai Auto Receivables Trust
							2.89%, 1/17/2012 (b)	300		294
First Horizon Asset Backed Trust
3.34%, 10/25/2026 (b)		273		191			Nissan Auto Lease Trust
							4.27%, 12/15/2010	450		447
First-Citizens Home Equity Loan LLC
2.70%, 9/15/2022 (a)(b)		59		46			Nissan Auto Receivables Owner Trust
							4.28%, 7/15/2013	150		141
Ford Credit Floorplan Master Owner Trust
2.94%, 6/15/2011 (b)		325		315			WFS Financial Owner Trust
							3.93%, 2/17/2012 (c)	124		124
GMAC Mortgage Corp Loan Trust
3.39%, 8/25/2035 (b)		178		99			4.50%, 5/17/2013	160		156

Great America Leasing Receivables										3,604

5.39%, 9/15/2011 (a)		490		484			Beverages - Non-Alcoholic (0.14%)
John Deere Owner Trust							Panamerican Beverages Inc
4.40%, 6/15/2012		300		294			7.25%, 7/ 1/2009	200		205
JP Morgan Mortgage Acquisition Corp
3.29%, 3/25/2037 (b)		206		192

			Schedule of Investments
	Short-Term Bond Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Brewery (0.15%)					Commercial Banks (continued)
SABMiller PLC					HSBC America Capital Trust I
6.20%, 7/ 1/2011 (a)	$200		$205		7.81%, 12/15/2026 (a)	$175		$156
					Wachovia Bank NA
Building & Construction Products -					7.88%, 2/15/2010	125		109

Miscellaneous (0.07%)								1,024

Masco Corp
5.88%, 7/15/2012	111		106		Computer Services (0.05%)
					Sungard Data Systems Inc
Building Products - Cement & Aggregate (0.33%)					3.75%, 1/15/2009	75		74
CRH America Inc
6.95%, 3/15/2012	200		200		Computers - Integrated Systems (0.25%)
Martin Marietta Materials Inc					NCR Corp
2.95%, 4/30/2010 (b)	280		270		7.13%, 6/15/2009	350		352

			470

					Computers - Memory Devices (0.07%)
Building Products - Wood (0.23%)					Seagate Technology HDD Holdings
Masco Corp					6.38%, 10/ 1/2011	100		98
3.12%, 3/12/2010 (b)	350		328
					Containers - Paper & Plastic (0.06%)
Cable TV (0.80%)					Pactiv Corp
Comcast Corp					5.88%, 7/15/2012	90		90
5.45%, 11/15/2010	145		146
COX Communications Inc					Credit Card Asset Backed Securities (1.25%)
4.63%, 1/15/2010	250		246		American Express Credit Account Master Trust
7.13%, 10/ 1/2012	150		153		2.77%, 3/15/2012 (b)	600		588
DirecTV Holdings LLC/DirecTV Financing Co					BA Credit Card Trust
8.38%, 3/15/2013	200		197		3.09%, 3/15/2012 (b)	350		339
Echostar DBS Corp					Cabela's Master Credit Card Trust
5.75%, 10/ 1/2008	200		200		4.31%, 12/16/2013 (a)	630		609
Rogers Cable Inc					Chase Credit Card Master Trust
7.88%, 5/ 1/2012	175		182		2.82%, 1/17/2011 (b)	225		225

			1,124					1,761

Cellular Telecommunications (0.15%)					Diversified Financial Services (0.73%)
Vodafone Group PLC					General Electric Capital Corp
3.16%, 6/15/2011 (b)(c)	225		216		5.25%, 10/19/2012	675		634
					4.80%, 5/ 1/2013	150		137
Chemicals - Diversified (0.07%)					TNK-BP Finance SA
Huntsman LLC					6.13%, 3/20/2012 (a)	325		257

11.50%, 7/15/2012	100		102					1,028

Coatings & Paint (0.16%)					Diversified Manufacturing Operations (0.45%)
Valspar Corp					Tyco Electronics Group SA
5.63%, 5/ 1/2012	220		222		6.00%, 10/ 1/2012	285		281
					Tyco International Group SA
Commercial Banks (0.73%)					6.13%, 1/15/2009	350		351

American Express Bank FSB								632

5.50%, 4/16/2013	350		320
BBVA Bancomer SA/Grand Cayman					Diversified Operations (0.16%)
6.01%, 5/17/2022 (a)(b)	165		146		Capmark Financial Group Inc
					3.45%, 5/10/2010 (b)	325		231
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009 (d)	200		193
					Electric - Generation (0.09%)
Glitnir Banki HF
2.95%, 10/15/2008 (a)(b)	100		100		CE Casecnan Water & Energy
					11.95%, 11/15/2010	29		28

			Schedule of Investments
	Short-Term Bond Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Electric - Generation (continued)					Finance - Commercial (0.32%)
Indiantown Cogeneration LP					CIT Group Inc
9.26%, 12/15/2010	$102		$105		3.03%, 4/27/2011 (b)	$200		$127

			133		Textron Financial Canada Funding Corp

					5.13%, 11/ 1/2010	325		327

Electric - Integrated (1.65%)
								454

Commonwealth Edison Co
6.15%, 3/15/2012	275		275		Finance - Consumer Loans (0.35%)
Dominion Resources Inc/VA					HSBC Finance Corp
2.98%, 11/14/2008 (b)	165		165		3.09%, 11/16/2009 (b)(c)	300		295
Entergy Gulf States Inc					3.17%, 9/14/2012 (b)	150		130
3.57%, 12/ 8/2008 (a)(b)	45		45		SLM Corp
Entergy Louisiana LLC					6.22%, 3/ 2/2009 (b)	75		70

5.83%, 11/ 1/2010	150		147					495

Entergy Mississippi Inc
5.15%, 2/ 1/2013	225		219		Finance - Credit Card (0.16%)
Integrys Energy Group Inc					Capital One Bank USA NA
7.00%, 11/ 1/2009	325		331		5.75%, 9/15/2010	250		230
Ohio Power Co
2.97%, 4/ 5/2010 (b)	200		196		Finance - Investment Banker & Broker (2.72%)
					Bear Stearns Cos LLC/The
Pepco Holdings Inc					3.06%, 7/16/2009 (b)	240		238
3.44%, 6/ 1/2010 (b)	175		172
Public Service Co of Colorado					3.00%, 11/28/2011 (b)	400		384
4.38%, 10/ 1/2008	70		70		Citigroup Inc
Scottish Power Ltd					5.50%, 8/27/2012 (e)	300		269
4.91%, 3/15/2010	150		151		5.50%, 4/11/2013	450		393
TECO Energy Inc					Goldman Sachs Group Inc/The
4.80%, 5/ 1/2010 (b)	225		222		6.88%, 1/15/2011	525		502
Transelec SA					2.98%, 2/ 6/2012 (b)	150		116
7.88%, 4/15/2011	325		338		Jefferies Group Inc

			2,331		5.88%, 6/ 8/2014	315		264

					JPMorgan Chase & Co
Electronic Components - Semiconductors (0.09%)					5.60%, 6/ 1/2011	600		592
Chartered Semiconductor Manufacturing Ltd					Merrill Lynch & Co Inc
6.25%, 4/ 4/2013	135		120		3.05%, 2/ 6/2009 (b)(c)	180		177
					6.18%, 3/ 2/2009 (b)	40		40
Electronic Connectors (0.13%)					3.01%, 2/ 5/2010 (b)	50		47
Thomas & Betts Corp
7.25%, 6/ 1/2013	175		179		3.00%, 11/ 1/2011 (b)	200		171
					3.04%, 6/ 5/2012 (b)	125		103
Fiduciary Banks (0.21%)					6.05%, 8/15/2012	215		202
Bank of New York Mellon Corp/The					5.45%, 2/ 5/2013	65		59
4.50%, 4/ 1/2013	310		290		6.15%, 4/25/2013	300		277

								3,834

Finance - Auto Loans (0.29%)
Ford Motor Credit Co LLC					Finance - Leasing Company (0.24%)
9.88%, 8/10/2011	100		69		International Lease Finance Corp
5.54%, 1/13/2012 (b)	150		96		3.19%, 1/15/2010 (b)	225		194
GMAC LLC					5.30%, 5/ 1/2012	200		145

4.05%, 5/15/2009 (b)	175		127					339

6.00%, 12/15/2011	65		29		Finance - Mortgage Loan/Banker (3.62%)
Nissan Motor Acceptance Corp					Countrywide Financial Corp
4.63%, 3/ 8/2010 (a)	90		90		3.33%, 12/19/2008 (b)	105		104

			411		3.42%, 3/24/2009 (b)	225		220

					5.80%, 6/ 7/2012	225		190

				Schedule of Investments
			Short-Term Bond Account
				September 30, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
Finance - Mortgage Loan/Banker (continued)						Home Equity - Other (continued)
	Fannie Mae					Residential Asset Securities Corp (continued)
	5.13%, 4/15/2011	$2,000		$2,090		4.36%, 3/25/2035 (b)	$23		$8
	Freddie Mac					3.41%, 5/25/2035 (b)	3		3
	3.88%, 1/12/2009	2,500		2,504		3.48%, 7/25/2035 (b)	40		39

				5,108		Specialty Underwriting & Residential Finance

Food	- Miscellaneous/Diversified (0.51%)					3.72%, 2/25/2035 (b)	15		10
	General Mills Inc					3.44%, 3/25/2036 (b)	17		17
	2.92%, 1/22/2010 (b)(c)	200		197		WAMU Asset-Backed Certificates
	8.02%, 2/ 5/2013	350		388		3.38%, 5/25/2037 (b)	200		149

	Kraft Foods Inc								3,386

	3.30%, 8/11/2010 (b)	135		134		Home Equity - Sequential (1.70%)

				719		BNC Mortgage Loan Trust

Food	- Retail (0.12%)					3.38%, 7/25/2037 (b)	386		247
	Safeway Inc					Countrywide Asset-Backed Certificates
	6.50%, 11/15/2008	100		100		5.68%, 6/25/2035	1,000		745
	4.12%, 3/27/2009 (b)	75		74		5.71%, 11/25/2035 (b)	750		330

				174		5.56%, 4/25/2036	624		338

						5.51%, 8/25/2036	295		208
Gas	- Distribution (0.21%)					5.81%, 11/25/2036	629		314
	Sempra Energy					New Century Home Equity Loan Trust
	4.75%, 5/15/2009	175		175		4.76%, 11/25/2033	229		214

	Southern California Gas Co								2,396

	2.98%, 12/ 1/2009 (b)(c)	125		124

				299		Life & Health Insurance (1.25%)

						Lincoln National Corp
	Home Equity - Other (2.40%)					6.05%, 4/20/2067 (b)	110		73
	Bear Stearns Asset Backed Securities Trust					New York Life Global Funding
	3.81%, 3/25/2034 (b)	72		62		4.65%, 5/ 9/2013 (a)	455		455
	3.39%, 6/25/2047 (b)	525		430		Pacific Life Global Funding
	Countrywide Asset-Backed Certificates					3.43%, 6/22/2011 (a)(b)(c)	225		224
	6.09%, 6/25/2021 (b)	1,300		542		Prudential Financial Inc
	First NLC Trust					5.15%, 1/15/2013	500		473
	3.44%, 5/25/2035 (b)	71		60		StanCorp Financial Group Inc
	3.54%, 5/25/2035 (b)	64		53		6.88%, 10/ 1/2012	285		279
	GMAC Mortgage Corp Loan Trust					Sun Life Financial Global Funding LP
	4.62%, 6/25/2035 (b)	103		95		3.04%, 7/ 6/2010 (a)(b)	125		123
	5.75%, 10/25/2036	500		389		Unum Group
	6.05%, 12/25/2037 (b)	335		163		5.86%, 5/15/2009	135		136

	GSAA Trust								1,763

	6.04%, 7/25/2036	400		341
	Indymac Seconds Asset Backed Trust					Machinery - Farm (0.17%)
	5.77%, 5/25/2036 (b)	600		342		Case New Holland Inc
						6.00%, 6/ 1/2009	250		243
	JP Morgan Mortgage Acquisition Corp
	3.47%, 7/25/2035 (b)(c)	50		50
						Medical - Drugs (0.36%)
	Mastr Asset Backed Securities Trust
	3.71%, 3/25/2035 (b)	200		141		Abbott Laboratories
						5.15%, 11/30/2012	500		506
	New Century Home Equity Loan Trust
	3.50%, 3/25/2035 (b)	5		4		Medical - HMO (0.65%)
	Option One Mortgage Loan Trust					Cigna Corp
	3.66%, 3/25/2037 (b)	275		46		7.00%, 1/15/2011	200		205
	Residential Asset Securities Corp					Coventry Health Care Inc
	4.59%, 8/25/2031	207		203		6.30%, 8/15/2014	200		183
	4.47%, 3/25/2032	271		239

				Schedule of Investments
			Short-Term Bond Account
				September 30, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Medical - HMO (continued)					Mortgage Backed Securities (continued)
	Coventry Health Care Inc (continued)					Bear Stearns Alt-A Trust
	5.95%, 3/15/2017	$115		$96		3.49%, 7/25/2035 (b)	$24	$			11
	UnitedHealth Group Inc					6.26%, 7/25/2036 (b)	1,091				66
	5.50%, 11/15/2012	200		191		6.17%, 8/25/2036 (b)	355				307
	4.88%, 2/15/2013	250		239		Bear Stearns Commercial Mortgage Securities

				914		7.00%, 5/20/2030	320				325

Medical - Wholesale Drug Distribution (0.33%)						0.63%, 5/11/2039 (a)(b)	1,833				23
	Cardinal Health Inc					0.39%, 2/11/2041 (b)	6,503				54
	3.05%, 10/ 2/2009 (b)	150		148		Bella Vista Mortgage Trust
	5.65%, 6/15/2012	325		324		3.44%, 5/20/2045 (b)	45				31

				472		Chase Mortgage Finance Corp

						5.80%, 3/25/2037 (b)	487				167
	Medical Products (0.24%)					5.01%, 7/25/2037 (b)	161				150
	Angiotech Pharmaceuticals Inc					Citigroup Commercial Mortgage Trust
	6.56%, 12/ 1/2013 (b)	125		90		0.71%, 10/15/2049 (b)	20,391				422
	Covidien International Finance SA					Citigroup/Deutsche Bank Commercial
	5.45%, 10/15/2012	250		245		Mortgage Trust

				335		0.41%, 11/15/2044 (a)	26,043				281

Metal	- Diversified (0.02%)					0.62%, 10/15/2048 (b)	19,899				352
	Xstrata Canada Corp					0.52%, 12/11/2049 (b)	54,711				766
	7.25%, 7/15/2012	30		31		0.56%, 12/11/2049 (a)(b)	13,508				264
						Commercial Mortgage Pass Through Certificates
	Metal Processors & Fabrication (0.10%)					1.67%, 6/10/2010 (a)(b)	1,839				42
	Timken Co					3.25%, 6/10/2038	49				46
	5.75%, 2/15/2010	150		146		0.08%, 12/10/2046 (a)(b)	6,605				68
						Countrywide Alternative Loan Trust
	Money Center Banks (0.23%)					4.26%, 2/25/2035 (b)	210				170
	Deutsche Bank AG/London					4.16%, 7/20/2035 (b)	137				66
	5.38%, 10/12/2012	335		323		3.63%, 12/25/2035 (b)	280				151
						3.85%, 2/25/2036 (b)	249				144
	Mortgage Backed Securities (28.15%)
	ACT Depositors Corp					6.00%, 5/25/2036	331				301
	2.79%, 9/22/2041 (b)(f)	377		226		6.00%, 5/25/2036	123				120
	Adjustable Rate Mortgage Trust					3.38%, 6/25/2036 (b)	400				191
	3.78%, 2/25/2035 (b)	15		11		3.49%, 6/25/2036 (b)	725				196
	3.48%, 8/25/2036 (b)	322		98		3.71%, 9/25/2036 (b)	197				157
	Banc of America Alternative Loan Trust					3.46%, 5/20/2046 (b)	640				276
	3.61%, 6/25/2036 (b)	377		363		Countrywide Asset-Backed Certificates
	Banc of America Commercial Mortgage Inc					3.49%, 11/25/2035 (b)	28				27
	7.33%, 11/15/2031	181		182		3.48%, 1/25/2036 (b)	348				321
	6.85%, 4/15/2036	100		101		Countrywide Home Loan Mortgage Pass
	1.17%, 11/10/2038 (b)	9,254		140		Through Trust
	0.84%, 7/10/2042 (b)	16,352		218		4.49%, 12/25/2033	378				362
	5.09%, 7/10/2043	750		710		4.40%, 6/20/2035 (b)(c)	99				95
	0.20%, 10/10/2045	47,140		144		5.84%, 9/20/2036 (b)	669				392
	0.59%, 7/10/2046 (b)	38,347		624		Credit Suisse Mortgage Capital Certificates
						0.11%, 12/15/2039	3,804				55
	Banc of America Mortgage Securities Inc
	4.08%, 3/25/2034 (b)	274		248		5.87%, 9/15/2040	375				291
	4.79%, 5/25/2035 (b)	273		267		CS First Boston Mortgage Securities Corp
						6.38%, 12/16/2035	454				455
Bear Stearns Adjustable Rate Mortgage Trust
	5.08%, 9/25/2034 (b)	261		228		1.29%, 3/15/2036 (a)(b)	2,263				35
						0.41%, 5/15/2036 (a)(b)	3,528				26
						0.68%, 7/15/2036 (a)(b)	3,243				51

			Schedule of Investments
	Short-Term Bond Account
			September 30, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
CS First Boston Mortgage Securities Corp					Impac CMB Trust (continued)
(continued)					3.64%, 4/25/2035 (b)	$34	$			16
0.55%, 11/15/2036 (a)(b)	$7,434		$265		3.51%, 8/25/2035 (b)	14				7
0.42%, 8/15/2038 (a)	41,283		354		3.72%, 8/25/2035 (b)	44				21
Fannie Mae					3.75%, 8/25/2035 (b)	49				23
3.51%, 2/25/2032 (b)(c)	149		147		3.46%, 4/25/2037 (b)	404				261
Fannie Mae Whole Loan					Impac Secured Assets CMN Owner Trust
3.41%, 5/25/2035 (b)	106		101		3.61%, 11/25/2034 (b)	694				544
First Union National Bank Commercial
Mortgage					Indymac Index Mortgage Loan Trust
7.84%, 5/17/2032	95		97		3.81%, 4/25/2034 (b)	16				13
Freddie Mac					3.44%, 4/25/2035 (b)	42				25
5.13%, 12/15/2013	186		187		3.54%, 4/25/2035 (b)	30				13
5.50%, 1/15/2017	36		36		5.23%, 7/25/2035 (b)	519				162
2.94%, 6/15/2023 (b)	80		78		3.51%, 8/25/2035 (b)	113				70
2.89%, 7/15/2023 (b)	574		560		3.39%, 1/25/2037 (b)	485				154
2.79%, 10/15/2034 (b)	44		44		3.45%, 6/25/2037 (b)	423				291
GE Capital Commercial Mortgage Corp					JP Morgan Chase Commercial Mortgage
0.40%, 5/10/2014	33,545		310		Securities Corp
Ginnie Mae					0.67%, 10/12/2035 (a)(b)	5,379				159
1.57%, 10/16/2012 (b)	3,558		92		6.04%, 11/15/2035	610				609
4.51%, 10/16/2028 (b)	289		288		7.20%, 11/15/2035 (a)(b)	175				177
3.96%, 6/16/2031	920		909		0.75%, 10/12/2037 (a)(b)	2,870				103
1.09%, 2/16/2047 (b)	7,778		386		3.48%, 6/12/2041	142				140
0.82%, 3/16/2047 (b)	2,307		122		5.30%, 5/15/2047 (b)	750				710
GMAC Commercial Mortgage Securities Inc					5.31%, 1/15/2049	325				302
6.95%, 9/15/2033	81		80		0.49%, 2/12/2051 (b)	29,290				386
0.97%, 3/10/2038 (a)(b)	1,154		19		JP Morgan Mortgage Trust
0.55%, 8/10/2038 (a)(b)	18,026		175		3.81%, 5/25/2034	193				183
GMAC Mortgage Corp Loan Trust					5.11%, 6/25/2035 (b)	127				120
5.25%, 7/25/2034	200		182		5.30%, 7/25/2035	512				471
Greenpoint Mortgage Funding Trust					4.97%, 8/25/2035 (b)	500				407
3.48%, 6/25/2045 (b)	48		20		5.82%, 6/25/2036 (b)	574				520
3.51%, 6/25/2045 (b)	45		30		5.82%, 6/25/2036 (b)	200				139
3.52%, 10/25/2045 (b)	94		72		5.80%, 1/25/2037 (b)	513				465
Greenwich Capital Commercial Funding Corp					5.70%, 4/25/2037 (b)	400				277
0.44%, 6/10/2036 (a)(b)	18,139		123		LB-UBS Commercial Mortgage Trust
0.25%, 4/10/2037 (a)	61,169		209		6.06%, 6/15/2020	21				21
0.51%, 3/10/2039 (a)(b)	10,431		178		5.97%, 3/15/2026	40				40
0.95%, 8/10/2042 (a)(b)	4,290		74		4.90%, 6/15/2026	9				9
0.48%, 12/10/2049 (a)(b)	26,285		365		5.39%, 6/15/2026	200				198
GS Mortgage Securities Corp II					3.09%, 5/15/2027	29				29
0.88%, 11/10/2039 (a)	11,538		364		4.19%, 8/15/2029 (c)	600				591
GSR Mortgage Loan Trust					3.63%, 10/15/2029	168				166
4.77%, 7/25/2035 (b)	222		206		0.00%, 7/15/2035 (a)(b)(g)	2,139				65
Heller Financial Commercial Mortgage Asset					0.00%, 10/15/2035 (a)(b)(g)	4,880				176
8.22%, 1/17/2034 (b)	575		587
Impac CMB Trust					0.00%, 3/15/2036 (a)(b)(g)	1,323				21
4.21%, 10/25/2033 (b)	21		15		0.00%, 8/15/2036 (a)(b)(g)	1,065				12
4.76%, 10/25/2034 (b)	48		23		0.00%, 2/15/2040 (b)(g)	3,246				80
3.97%, 1/25/2035 (b)	189		137		MASTR Asset Securitization Trust
3.52%, 4/25/2035 (b)	36		16		5.25%, 9/25/2033 (b)	181				180

			Schedule of Investments
	Short-Term Bond Account
			September 30, 2008 (unaudited)

	Principal							Principal
	Amount		Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Mortgage Backed Securities (continued)						Mortgage Backed Securities (continued)
Merrill Lynch Mortgage Trust					Wachovia Bank Commercial Mortgage Trust
0.34%, 11/12/2035 (a)(b)	$12,607		$48			(continued)
0.29%, 7/12/2038	47,406		294			5.25%, 12/15/2043	$625		$577
5.80%, 5/12/2039 (b)	575		558			4.52%, 5/15/2044	400		389
0.42%, 9/12/2042 (b)	18,968		144			6.05%, 2/15/2051 (b)	575		541
Merrill Lynch/Countrywide Commercial					WAMU Commercial Mortgage Securities Trust
Mortgage Trust						3.83%, 1/25/2035 (a)	170		164
0.10%, 7/12/2046 (a)(b)	16,907		224			WaMu Mortgage Pass Through Certificates
0.86%, 7/12/2046	24,052		688			5.76%, 3/25/2033 (b)	76		74
0.73%, 8/12/2048 (b)	5,964		181			3.80%, 6/25/2034 (b)	485		477
0.71%, 9/12/2049 (b)	12,310		293			4.83%, 9/25/2035 (b)	233		212
0.12%, 12/12/2049 (a)(b)	8,666		107			5.69%, 6/25/2037 (b)	355		289
0.83%, 12/12/2049 (b)	14,323		370			2.92%, 7/25/2044 (b)	30		29
5.11%, 12/12/2049 (b)	455		430			3.61%, 1/25/2045 (b)	550		315
Morgan Stanley Capital I						3.48%, 4/25/2045 (b)	58		31
1.19%, 1/13/2041 (a)(b)	13,082		345			3.50%, 7/25/2045 (b)	44		29
3.40%, 5/24/2043 (a)(b)	300		267			3.46%, 11/25/2045 (b)(c)	52		48
0.07%, 12/15/2043 (a)(b)	6,514		73			Washington Mutual Alternative Mortgage
3.59%, 8/25/2046 (b)(f)	375		112			Pass-Through Certificates
3.07%, 12/20/2046 (a)(b)	125		18			3.49%, 6/25/2046 (b)	473		144
Morgan Stanley Dean Witter Capital I						3.39%, 1/25/2047 (b)	342		134
6.54%, 2/15/2031	64		64		Wells Fargo Mortgage Backed Securities Trust
Nationslink Funding Corp						4.38%, 3/25/2035 (b)	574		516
7.42%, 6/20/2031 (b)	375		374			4.17%, 6/25/2035 (b)	425		416
New Century Alternative Mortgage Loan Trust						5.24%, 4/25/2036 (b)	533		385

5.91%, 7/25/2036 (b)	625		572						39,719

Prudential Securities Secured Financing Corp					Multi	-Line Insurance (0.21%)
6.48%, 11/ 1/2031	17		17			CNA Financial Corp
Residential Accredit Loans Inc						6.60%, 12/15/2008	150		150
6.00%, 11/25/2032	379		359			6.00%, 8/15/2011	100		99
5.77%, 12/25/2035 (b)	71		63			Genworth Financial Inc
3.36%, 2/25/2047 (b)	797		453			6.15%, 11/15/2066 (b)	100		44

Residential Funding Mortgage Securities I									293

5.30%, 11/25/2035 (b)	252		243
5.67%, 2/25/2036 (b)	147		119			Multimedia (0.33%)
3.81%, 7/25/2036 (b)	283		268			Time Warner Inc
Structured Adjustable Rate Mortgage Loan Trust						3.03%, 11/13/2009 (b)(c)	175		168
4.66%, 7/25/2034 (b)	444		430			Viacom Inc
3.91%, 8/25/2034 (b)	283		129			3.17%, 6/16/2009 (b)	300		297

3.46%, 3/25/2035 (b)	3		2						465

3.40%, 7/25/2037 (b)	300		167			Mutual Insurance (0.10%)
Structured Asset Mortgage Investments Inc						Health Care Service Corp
3.51%, 5/25/2045 (b)	35		19			7.75%, 6/15/2011 (a)	125		136
3.52%, 9/25/2045 (b)	49		32
Structured Asset Securities Corp					Non	-Hazardous Waste Disposal (0.21%)
4.50%, 2/25/2033	381		328			Oakmont Asset Trust
5.50%, 6/25/2036 (b)	700		481			4.51%, 12/22/2008 (a)	300		300
Thornburg Mortgage Securities Trust						Office Automation & Equipment (0.22%)
3.56%, 12/25/2033 (b)	322		310
						Xerox Corp
Wachovia Bank Commercial Mortgage Trust						3.63%, 12/18/2009 (b)	200		199
0.34%, 1/15/2041 (a)(b)	5,287		22
0.50%, 4/15/2042 (a)(b)	32,123		321

				Schedule of Investments
			Short-Term Bond Account
				September 30, 2008 (unaudited)

			Principal						Principal
			Amount	Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)						BONDS (continued)
Office Automation & Equipment (continued)						Real Estate Management & Services (0.10%)
	Xerox Corp (continued)						AMB Property LP
	5.50%, 5/15/2012	$115		$109			6.30%, 6/ 1/2013	$150		$145

				308

						Real Estate Operator & Developer (0.53%)
	Office Furnishings - Original (0.09%)						Duke Realty LP
	Steelcase Inc						5.63%, 8/15/2011	100		98
	6.50%, 8/15/2011	120		124			ERP Operating LP
							5.50%, 10/ 1/2012	350		326
Oil	- Field Services (0.25%)
							Regency Centers LP
	Weatherford International Inc						8.45%, 9/ 1/2010	315		330

	6.63%, 11/15/2011	125		129
										754

	5.95%, 6/15/2012	225		225

				354			Regional Banks (1.31%)

							BAC Capital Trust XIII
Oil Company - Exploration & Production (0.55%)							3.22%, 3/15/2043 (b)	235		164
	Canadian Natural Resources Ltd						BAC Capital Trust XIV
	5.15%, 2/ 1/2013	325		303			5.63%, 3/15/2043 (b)	300		155
	Devon OEI Operating Inc						Bank of America Corp
	7.25%, 10/ 1/2011	250		261			4.90%, 5/ 1/2013 (d)	350		317
	Nexen Inc						Capital One Financial Corp
	5.05%, 11/20/2013	225		206			5.70%, 9/15/2011	160		142

				770			First Union Institutional Capital I

	Oil Company - Integrated (0.14%)						8.04%, 12/ 1/2026	250		161
	Husky Energy Inc						Fleet Capital Trust II
	6.25%, 6/15/2012	200		197			7.92%, 12/11/2026	275		273
							NB Capital Trust II
	Oil Refining & Marketing (0.07%)						7.83%, 12/15/2026	175		151
	Valero Energy Corp						SunTrust Preferred Capital I
	6.88%, 4/15/2012	100		103			5.85%, 12/31/2049 (b)	200		110
							Wachovia Corp
	Pharmacy Services (0.24%)						5.35%, 3/15/2011	350		295
	Medco Health Solutions Inc						2.96%, 3/ 1/2012 (b)(d)	100		82

	7.25%, 8/15/2013	325		345						1,850

	Pipelines (0.89%)					REITS	- Apartments (0.12%)
	Enbridge Energy Partners LP						Camden Property Trust
	4.00%, 1/15/2009	125		124			4.38%, 1/15/2010	75		73
	Enbridge Inc						UDR Inc
	5.80%, 6/15/2014	315		300			5.50%, 4/ 1/2014	100		95

	NGPL PipeCo LLC									168

	6.51%, 12/15/2012 (a)	375		375		REITS	- Diversified (0.40%)
	ONEOK Partners LP						Duke Realty LP
	5.90%, 4/ 1/2012	130		128			6.80%, 2/12/2009	325		324
	Rockies Express Pipeline LLC						Liberty Property LP
	5.10%, 8/20/2009 (a)(b)	140		140			7.75%, 4/15/2009	235		235

	TEPPCO Partners LP									559

	7.63%, 2/15/2012	175		184

				1,251		REITS	- Healthcare (0.32%)

							HCP Inc
	Quarrying (0.14%)						5.65%, 12/15/2013	75		66
	Vulcan Materials Co						Nationwide Health Properties Inc
	4.07%, 12/15/2010 (b)	200		198			6.50%, 7/15/2011	200		206
							6.25%, 2/ 1/2013	175		175

										447

				Schedule of Investments
			Short-Term Bond Account
				September 30, 2008 (unaudited)

			Principal					Principal
			Amount	Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)						BONDS (continued)
REITS	- Mortgage (0.44%)						Rubber - Tires (0.07%)
	iStar Financial Inc						Goodyear Tire & Rubber Co/The
	3.16%, 9/15/2009 (b)	$175		$126			6.68%, 12/ 1/2009 (b)	$100		$98
	3.16%, 3/ 9/2010 (b)	200		133
	6.00%, 12/15/2010	450		269			Sovereign (0.08%)
	5.65%, 9/15/2011	175		91			Mexico Government International Bond

				619			8.38%, 1/14/2011	100		108

REITS	- Office Property (0.35%)						Special Purpose Banks (0.14%)
	Brandywine Operating Partnership LP						Korea Development Bank
	5.63%, 12/15/2010	205		197			2.93%, 4/ 3/2010 (b)(c)	200		198
	HRPT Properties Trust
	3.42%, 3/16/2011 (b)	88		80			Special Purpose Entity (0.43%)
	6.95%, 4/ 1/2012	225		217			BAE Systems Holdings Inc

				494			4.75%, 8/15/2010 (a)	250		254

							Genworth Global Funding Trusts
REITS	- Regional Malls (0.21%)						5.20%, 10/ 8/2010	200		181
	Simon Property Group LP						Williams Cos Inc Credit Linked Certificate
	3.75%, 1/30/2009	150		148			Trust/The
	4.60%, 6/15/2010	45		44			6.05%, 5/ 1/2009 (a)(b)	175		173

	5.60%, 9/ 1/2011	105		104						608

				296		Steel	- Producers (0.52%)

REITS	- Shopping Centers (0.48%)						Ispat Inland ULC
	Developers Diversified Realty Corp						9.75%, 4/ 1/2014	400		423
	3.88%, 1/30/2009	225		222			Nucor Corp
	5.38%, 10/15/2012	90		82			5.00%, 12/ 1/2012	105		105
	Federal Realty Investment Trust						United States Steel Corp
	6.00%, 7/15/2012	150		143			5.65%, 6/ 1/2013	225		201

	Westfield Group									729

	5.40%, 10/ 1/2012 (a)	250		231			Telecommunication Services (0.07%)

				678			Qwest Corp

REITS	- Warehouse & Industrial (0.53%)						5.63%, 11/15/2008	100		99
	Prologis
	3.06%, 8/24/2009 (b)	275		267			Telephone - Integrated (1.42%)
	5.25%, 11/15/2010	200		199			British Telecommunications PLC
	5.50%, 3/ 1/2013	300		281			5.15%, 1/15/2013	675		630

							Koninklijke KPN NV
				747			8.00%, 10/ 1/2010	250		262

	Rental - Auto & Equipment (0.32%)						Telecom Italia Capital SA
	Erac USA Finance Co						4.00%, 11/15/2008	65		65
	3.05%, 4/30/2009 (a)(b)(c)	200		200			3.28%, 2/ 1/2011 (b)	100		94
	5.80%, 10/15/2012 (a)	275		250			3.40%, 7/18/2011 (b)	120		112

				450			Telefonica Emisiones SAU

	Retail - Drug Store (0.20%)						5.86%, 2/ 4/2013 (h)	325		313
	CVS/Caremark Corp						Telefonos de Mexico SAB de CV
	3.11%, 6/ 1/2010 (b)	300		287			4.50%, 11/19/2008	200		199
							Verizon California Inc
Retail - Regional Department Store (0.21%)							6.70%, 9/ 1/2009	325		324

	Macys Retail Holdings Inc									1,999

	4.80%, 7/15/2009	300		293			Television (0.24%)
							British Sky Broadcasting Group PLC
							6.88%, 2/23/2009	200		200

				Schedule of Investments
		Short-Term Bond Account
				September 30, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					SENIOR FLOATING RATE INTERESTS (continued)
	Television (continued)					Satellite Telecommunications (continued)
	Univision Communications Inc					Telesat Canada Inc, Term Loan DD
	7.85%, 7/15/2011	$175		$136		6.59%, 10/31/2014 (b)	$ 8		$7

				336					89

	Tobacco (0.30%)					TOTAL SENIOR FLOATING RATE INTERESTS	$1,457

	Reynolds American Inc
	6.50%, 7/15/2010	225		234		U.S. GOVERNMENT & GOVERNMENT AGENCY
						OBLIGATIONS (24.79%)
	3.52%, 6/15/2011 (b)	200		190		Federal Home Loan Mortgage Corporation

				424		(FHLMC) (1.30%)

						4.50%, 9/ 1/2010	71		72
Tools	- Hand Held (0.21%)
						4.50%, 2/ 1/2011	47		48
	Snap-On Inc
	2.92%, 1/12/2010 (b)(c)	300		295		4.50%, 4/ 1/2011	206		209
						4.50%, 11/ 1/2011	174		177
	Transport - Rail (0.13%)					5.98%, 12/ 1/2034 (b)	233		236
	CSX Corp					4.55%, 1/ 1/2035 (b)	115		116
	4.88%, 11/ 1/2009	180		177		5.56%, 6/ 1/2035 (b)	577		590

	TOTAL BONDS		$101,881			4.92%, 9/ 1/2035 (b)	164		166

SENIOR FLOATING RATE INTERESTS (1.03%)						4.98%, 9/ 1/2035 (b)	212		213

	Aerospace & Defense Equipment (0.06%)								1,827

	Sequa Corp, Term Loan B					Federal National Mortgage Association (FNMA) (2.10%)
	6.95%, 12/ 7/2014 (b)	102		91		4.00%, 5/ 1/2010	36		36
						4.50%, 5/ 1/2010	41		42
	Applications Software (0.19%)					4.00%, 6/ 1/2010	18		18
	Metavante Corp, Term Loan B
	4.55%, 11/ 1/2014 (b)	299		272		4.50%, 6/ 1/2010	93		94
						4.00%, 7/ 1/2010	22		22
	Cellular Telecommunications (0.10%)					4.00%, 8/ 1/2010	12		12
	Alltel Holdings Corp, Term Loan B					4.00%, 3/ 1/2011	48		47
	5.00%, 5/31/2015 (b)	149		145		4.50%, 5/ 1/2011	60		61
						4.50%, 7/ 1/2011	121		122
	Money Center Banks (0.07%)					4.50%, 8/ 1/2011	234		236
	Allied Waste North America Inc, LOC A					6.35%, 12/ 1/2032 (b)	94		96
	3.86%, 3/28/2014 (b)	103		99
						4.45%, 4/ 1/2033 (b)	297		298
Non	-Hazardous Waste Disposal (0.10%)					4.14%, 5/ 1/2033 (b)	240		241
Allied Waste North America Inc, Term Loan B						6.00%, 12/ 1/2033 (b)	35		35
	5.34%, 3/28/2014 (b)	143		138		4.31%, 7/ 1/2034 (b)	187		188
						4.26%, 8/ 1/2034 (b)	97		98
	Publishing - Periodicals (0.15%)					4.32%, 9/ 1/2034 (b)	130		134
	Dex Media East LLC, Term Loan B					4.50%, 1/ 1/2035 (b)	140		141
	5.00%, 10/17/2014 (b)	245		209		6.28%, 1/ 1/2035 (b)	31		32
						5.80%, 2/ 1/2035 (b)	24		24
	Racetracks (0.13%)
	Penn National Gaming Inc, Term Loan B					4.58%, 4/ 1/2035 (b)	260		262
	4.48%, 10/ 3/2012 (b)	199		181		5.11%, 6/ 1/2035 (b)	37		38
						4.88%, 9/ 1/2035 (b)	404		409
	Retail - Building Products (0.17%)					5.08%, 2/ 1/2037 (b)	279		281

	HD Supply Inc, Term Loan B								2,967

	4.96%, 8/30/2012 (b)	238		233
						U.S. Treasury (21.39%)
	Satellite Telecommunications (0.06%)					3.00%, 2/15/2009 (d)	7,750		7,795
	Telesat Canada Inc, Term Loan B					4.50%, 4/30/2009 (d)	2,500		2,541
	5.85%, 9/ 1/2014 (b)	92		82		4.88%, 5/15/2009 (d)	3,000		3,057
						4.88%, 8/15/2009 (d)	4,750		4,871

			Schedule of Investments
	Short-Term Bond Account
			September 30, 2008 (unaudited)

	Principal				(a)	Security exempt from registration under Rule 144A of the Securities Act
						of 1933. These securities may be resold in transactions exempt from
	Amount		Value			registration, normally to qualified institutional buyers. Unless otherwise

	(000	's)	(000	's)		indicated, these securities are not considered illiquid. At the end of the

U.S. GOVERNMENT & GOVERNMENT AGENCY						period, the value of these securities totaled $11,088 or 7.86% of net
OBLIGATIONS (continued)					assets.
U.S. Treasury (continued)					(b) Variable Rate
4.75%, 2/15/2010 (d)	$3,000		$3,118		(c)	Security was purchased with the cash proceeds from securities loans.
3.88%, 5/15/2010 (d)	525		542		(d)	Security or a portion of the security was on loan at the end of the period.
2.63%, 5/31/2010 (d)	1,500		1,517		(e)	Security or a portion of the security was pledged to cover margin
4.50%, 11/15/2010 (d)	1,800		1,895			requirements for futures contracts. At the end of the period, the value of
						these securities totaled $54 or 0.04% of net assets.
4.50%, 11/30/2011 (d)	500		531		(f)	Market value is determined in accordance with procedures established in
4.50%, 4/30/2012 (d)	1,900		2,025			good faith by the Board of Directors. At the end of the period, the value
4.38%, 8/15/2012 (d)	1,400		1,491			of these securities totaled $338 or 0.24% of net assets.
4.25%, 8/15/2013 (d)	750		796		(g)	Non-Income Producing Security

			30,179		(h)	Security purchased on a when-issued basis.

TOTAL U.S. GOVERNMENT & GOVERNMENT					Unrealized Appreciation (Depreciation)
AGENCY OBLIGATIONS		$34,973			The net federal income tax unrealized appreciation (depreciation) and federal tax cost

SHORT TERM INVESTMENTS (6.75%)					of investments held by the account as of the period end were as follows:
Commercial Paper (6.75%)
E.I. Du Pont de Nemours					Unrealized Appreciation			$704
2.50%, 10/ 2/2008	$3,000		$2,999		Unrealized Depreciation				(17,280)

Investment in Joint Trading Account; HSBC					Net Unrealized Appreciation (Depreciation)				(16,576)
Funding					Cost for federal income tax purposes				183,553
2.75%, 10/ 1/2008	3,259		3,259		All dollar amounts are shown in thousands (000's)
Investment in Joint Trading Account;
Prudential Funding
2.75%, 10/ 1/2008	3,259		3,259			Futures Contracts

			9,517

TOTAL SHORT TERM INVESTMENTS		$9,517						Current	Unrealized

						Number of	Original	Market	Appreciation/
REPURCHASE AGREEMENTS (13.57%)					Type	Contracts	Value	Value	(Depreciation)

Money Center Banks (13.57%)					Buy:
Deutsche Bank Repurchase Agreement;
2.00% dated 09/30/08 maturing 10/01/08					US 2 Year Note;
(collateralized by U.S. Government					December 2008	24	$5,105	$5,123	$18
Agency Issues; $15,703,000; 2.11% -					All dollar amounts are shown in thousands (000's)
7.25%; dated 03/27/09 - 08/20/13) (c)	$15,458		$15,457
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 1.50%						Portfolio Summary (unaudited)

dated 09/30/2008 maturing 10/01/2008					Sector				Percent

(collateralized by Sovereign Agency					Mortgage Securities				31.55%
Issues; $3,803,000; 2.20% - 2.29%; dated					Financial				31.51%
04/09/09 - 04/23/09)	3,692		3,692		Government				24.72%

			19,149		Asset Backed Securities				11.80%

					Consumer, Non-cyclical				3.82%
TOTAL REPURCHASE AGREEMENTS		$19,149			Communications				3.32%

Total Investments		$166,977			Basic Materials				3.03%
					Industrial				2.26%
Liabilities in Excess of Other Assets, Net - (18.34)%			(25,877)		Utilities				1.96%

TOTAL NET ASSETS - 100.00%		$141,100			Energy				1.90%

					Consumer, Cyclical				1.44%
					Technology				0.87%
					Diversified				0.16%
					Liabilities in Excess of Other Assets, Net				(18.34%)

					TOTAL NET ASSETS				100.00%

						Other Assets Summary (unaudited)

					Asset Type				Percent

					Futures				3.63%

				Schedule of Investments
			Short-Term Income Account
				September 30, 2008 (unaudited)

			Principal						Principal
			Amount	Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

BONDS	(88.48%)						BONDS (continued)
Agricultural Operations (1.76%)							Fiduciary Banks (0.82%)
Cargill Inc							Bank of New York Mellon Corp/The
5.20%, 1/22/2013 (a)		$1,000		$967			4.95%, 11/ 1/2012	$475		$452

Asset Backed Securities (0.22%)							Finance (0.16%)
Atlantic City Electric Transition Funding LLC							Green Tree Financial Corp
2.89%, 7/20/2011		110		109			7.70%, 9/15/2026	65		46
Green Tree Home Improvement Loan Trust							Mid-State Trust
7.45%, 9/15/2025		15		11			8.33%, 4/ 1/2030	51		43

				120						89

Automobile Sequential (0.52%)							Finance - Commercial (0.58%)
WFS Financial Owner Trust							Caterpillar Financial Services Corp
3.93%, 2/17/2012		288		288			4.85%, 12/ 7/2012	325		316

Chemicals - Diversified (0.90%)							Finance - Consumer Loans (1.82%)
EI Du Pont de Nemours & Co							John Deere Capital Corp
5.00%, 7/15/2013		500		492			4.95%, 12/17/2012	1,025		997

Commercial Services - Finance (1.47%)						Finance - Investment Banker & Broker (0.65%)
Western Union Co/The							Citigroup Inc
5.40%, 11/17/2011		800		807			5.50%, 8/27/2012	400		359

Computers (0.70%)						Finance - Mortgage Loan/Banker (13.79%)
Hewlett-Packard Co							Fannie Mae
4.50%, 3/ 1/2013		400		384			4.25%, 5/15/2009	1,015		1,021
							4.88%, 5/18/2012 (b)	810		841
Consumer Products - Miscellaneous (0.18%)							4.75%, 11/19/2012 (b)	1,015		1,050
Clorox Co							Federal Home Loan Bank
5.00%, 3/ 1/2013		100		97			4.63%, 10/10/2012	1,015		1,037
							Freddie Mac
Diversified Financial Services (1.41%)							5.00%, 1/16/2009	810		814
General Electric Capital Corp							4.75%, 11/ 3/2009	1,120		1,139
5.72%, 8/22/2011		800		774
							4.13%, 7/12/2010	810		824
Diversified Manufacturing Operations (0.71%)							5.25%, 7/18/2011	810		850

Honeywell International Inc										7,576

4.25%, 3/ 1/2013		400		389		Food	- Miscellaneous/Diversified (0.91%)
							Kellogg Co
Electric - Integrated (3.60%)							5.13%, 12/ 3/2012	500		499
Alabama Power Co
4.85%, 12/15/2012		325		323		Gas	- Distribution (0.50%)
Pacific Gas & Electric Co							Sempra Energy
3.60%, 3/ 1/2009		275		273			4.75%, 5/15/2009	275		275
Texas-New Mexico Power Co
6.25%, 1/15/2009		600		599			Industrial Gases (0.35%)
Virginia Electric and Power Co							Air Products & Chemicals Inc
5.10%, 11/30/2012		800		783			4.15%, 2/ 1/2013	200		192

				1,978

Federal & Federally Sponsored Credit (5.88%)							Medical - Biomedical/Gene (2.21%)
Federal Farm Credit Bank							Amgen Inc
3.45%, 1/11/2010		1,620		1,625			4.00%, 11/18/2009	1,225		1,213
2.88%, 8/ 4/2010		1,620		1,607

				3,232

			Schedule of Investments
	Short-Term Income Account
			September 30, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Medical - HMO (0.70%)						Property & Casualty Insurance (1.14%)
UnitedHealth Group Inc						Fidelity National Financial Inc
4.88%, 2/15/2013	$400		$382			7.30%, 8/15/2011	$600		$629

Mortgage Backed Securities (24.48%)						Quarrying (0.85%)
Banc of America Funding Corp						Vulcan Materials Co
5.75%, 3/25/2036	791		747			5.60%, 11/30/2012	475		465
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	811		803			Real Estate Operator & Developer (2.07%)
Bear Stearns Commercial Mortgage Securities						Duke Realty LP
Inc						6.25%, 5/15/2013	500		487
5.82%, 5/14/2016 (a)	1,000		1,008			ERP Operating LP
Chase Mortgage Finance Corp						5.50%, 10/ 1/2012	700		652

5.50%, 5/25/2035	470		469						1,139

Countrywide Home Loan Mortgage Pass
Through Trust						Regional Banks (1.72%)
5.50%, 10/25/2035	911		913			Wells Fargo & Co
CS First Boston Mortgage Securities Corp						4.38%, 1/31/2013	1,025		942
6.00%, 12/25/2033	283		262
Fannie Mae						Reinsurance (1.46%)
6.00%, 2/25/2031	1,578		1,616			Berkshire Hathaway Finance Corp
5.00%, 11/25/2035	414		416			3.38%, 10/15/2008	800		800
Freddie Mac					REITS	- Healthcare (1.50%)
5.50%, 4/15/2027	1,056		1,077
						Nationwide Health Properties Inc
4.25%, 6/15/2027	30		30			6.50%, 7/15/2011	800		825
5.50%, 10/15/2027	836		853
6.00%, 9/15/2029	1,000		1,025		REITS	- Single Tenant (1.44%)
4.50%, 5/15/2030	810		806			CPG Partners LP
Ginnie Mae						3.50%, 3/15/2009	800		789
4.50%, 8/20/2032	290		284
GSR Mortgage Loan Trust						Retail - Drug Store (0.71%)
6.00%, 2/25/2035	365		358			CVS/Caremark Corp
6.00%, 6/25/2036	590		583			4.00%, 9/15/2009	400		392
Lehman Mortgage Trust
5.75%, 4/25/2036	976		951			Savings & Loans - Thrifts (0.00%)
Residential Asset Securitization Trust						Washington Mutual Bank
6.00%, 5/25/2036	627		447			5.50%, 1/15/2013 (c)	200		-
Residential Funding Mortgage Securities I
5.50%, 9/25/2036	811		797		Steel	- Producers (2.05%)

			13,445			Nucor Corp

						5.00%, 12/ 1/2012	1,125		1,126
Multimedia (0.86%)
Walt Disney Co/The						Telephone - Integrated (2.50%)
4.70%, 12/ 1/2012	475		473			AT&T Inc
						4.95%, 1/15/2013	475		455
Networking Products (1.11%)						Koninklijke KPN NV
Cisco Systems Inc						8.00%, 10/ 1/2010	875		917

5.25%, 2/22/2011	600		613						1,372

Oil Company - Exploration & Production (1.93%)						Textile - Home Furnishings (0.88%)
Apache Corp						Mohawk Industries Inc
6.25%, 4/15/2012	1,025		1,060			7.20%, 4/15/2012	475		483

				Schedule of Investments
		Short-Term Income Account
				September 30, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)						U.S. GOVERNMENT & GOVERNMENT AGENCY
Transport - Rail (1.86%)						OBLIGATIONS (continued)
Canadian National Railway Co						U.S. Treasury (continued)
4.25%, 8/ 1/2009		$1,025		$1,024		3.63%, 10/31/2009 (b)	$365		$372
						3.13%, 11/30/2009 (b)(e)	1,620		1,643
Transport - Services (0.74%)						4.75%, 5/31/2012	1,000		1,075

United Parcel Service Inc									3,916

4.50%, 1/15/2013		400		404
						TOTAL U.S. GOVERNMENT & GOVERNMENT
Water	(1.34%)					AGENCY OBLIGATIONS	$4,354

Veolia Environnement						REPURCHASE AGREEMENTS (9.82%)
5.25%, 6/ 3/2013		750		737		Money Center Banks (9.82%)

TOTAL BONDS			$48,596			Deutsche Bank Repurchase Agreement;

						2.00% dated 09/30/08 maturing 10/01/08
U.S. GOVERNMENT & GOVERNMENT AGENCY						(collateralized by U.S. Government
OBLIGATIONS (7.93%)						Agency Issues; $3,845,000; 2.11% -
Federal Home Loan Mortgage Corporation						7.25%; dated 03/27/09 - 08/20/13) (f)	$3,785		$3,785
(FHLMC) (0.23%)						Investment in Joint Trading Account; Bank
9.50%, 8/ 1/2016		5		6		of America Repurchase Agreement; 1.50%
6.00%, 5/ 1/2017		111		113		dated 09/30/2008 maturing 10/01/2008
5.72%, 11/ 1/2021 (d)		7		7		(collateralized by Sovereign Agency

				126		Issues; $829,000; 2.20% - 2.29%; dated

						04/09/09 - 04/23/09)	805		804
Federal National Mortgage Association (FNMA) (0.35%)						Investment in Joint Trading Account;
6.50%, 1/ 1/2014		29		30		Deutsche Bank Repurchase Agreement;
6.50%, 1/ 1/2014		29		30		1.75% dated 09/30/2008 maturing
						10/01/2008 (collateralized by Sovereign
8.50%, 11/ 1/2017		9		10		Agency Issues; $829,000; 2.05% - 5.30%;
6.27%, 1/ 1/2019 (d)		2		2		dated 05/24/09 - 05/12/20)	805		805

5.61%, 4/ 1/2019 (d)		3		3					5,394

7.05%, 11/ 1/2022 (d)		1		1
						TOTAL REPURCHASE AGREEMENTS	$5,394

8.00%, 5/ 1/2027		69		75
6.35%, 11/ 1/2032 (d)		32		32		Total Investments	$58,344
5.01%, 11/ 1/2035 (d)		9		9		Liabilities in Excess of Other Assets, Net - (6.23)%			(3,424)

				192		TOTAL NET ASSETS - 100.00%	$54,920

Government National Mortgage Association
(GNMA) (0.22%)
8.00%, 6/15/2009		1		1		(a)	Security exempt from registration under Rule 144A of the Securities Act
						of 1933. These securities may be resold in transactions exempt from
8.00%, 8/15/2012		2		3		registration, normally to qualified institutional buyers. Unless otherwise
11.00%, 12/15/2015		4		5		indicated, these securities are not considered illiquid. At the end of the
11.00%, 12/15/2015		2		2		period, the value of these securities totaled $1,975 or 3.60% of net
10.00%, 2/15/2018		7		8		assets.
						(b)	Security or a portion of the security was on loan at the end of the period.
10.00%, 9/15/2018		5		5		(c) Non-Income Producing Security
10.00%, 9/15/2018		5		6		(d) Variable Rate
10.00%, 2/15/2019		33		38		(e)	Security or a portion of the security was pledged to cover margin
10.00%, 5/15/2020		16		18		requirements for futures contracts. At the end of the period, the value of
10.00%, 6/15/2020		11		12		these securities totaled $76 or 0.14% of net assets.
9.00%, 12/15/2020		8		9		(f)	Security was purchased with the cash proceeds from securities loans.
10.00%, 12/15/2020		2		2
10.00%, 2/15/2025		6		7
10.00%, 4/15/2025		2		2
9.00%, 4/20/2025		1		2

				120

U.S. Treasury (7.13%)
4.88%, 5/31/2009		810		826

				Schedule of Investments
			Short-Term Income Account
				September 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation		$309
Unrealized Depreciation				(1,165)

Net Unrealized Appreciation (Depreciation)				(856)
Cost for federal income tax purposes				59,200
All dollar amounts are shown in thousands (000's)

	Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
US 5 Year Note;
December 2008	35	$3,916	$3,928	$(12)

All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Sector				Percent

Government				26.81%
Mortgage Securities				25.28%
Financial				24.43%
Consumer, Non-cyclical				7.22%
Utilities				5.45%
Communications				4.47%
Basic Materials				4.14%
Industrial				3.31%
Energy				1.93%
Consumer, Cyclical				1.59%
Asset Backed Securities				0.90%
Technology				0.70%
Liabilities in Excess of Other Assets, Net				(6.23%)

TOTAL NET ASSETS				100.00%

Other Assets Summary (unaudited)

Asset Type				Percent

Futures				7.15%

		Schedule of Investments
		SmallCap Blend Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.73%)				COMMON STOCKS (continued)
Advertising Services (0.14%)				Chemicals - Specialty (continued)
inVentiv Health Inc (a)	5,375	$95		Terra Industries Inc	3,167	$93

						636

Aerospace & Defense (1.20%)
Esterline Technologies Corp (a)	9,475	375		Circuit Boards (0.13%)
Teledyne Technologies Inc (a)	2,179	125		TTM Technologies Inc (a)	9,020	89
TransDigm Group Inc (a)	9,905	339		Commercial Banks (6.50%)

		839		Bank of Hawaii Corp	11,051	591

Aerospace & Defense Equipment (1.76%)				Bank of the Ozarks Inc (b)	9,230	249
AAR Corp (a)(b)	18,790	312		Cathay General Bancorp	3,240	77
BE Aerospace Inc (a)	18,914	299		City Bank/Lynnwood WA (b)	10,139	158
Moog Inc (a)	6,740	289		City Holding Co	5,500	232
Triumph Group Inc	7,390	338		Community Bank System Inc	1,750	44

		1,238		Cullen/Frost Bankers Inc	8,490	509

Alternative Waste Tech (0.24%)				CVB Financial Corp	12,500	174
Calgon Carbon Corp (a)	8,340	170		First State Bancorporation/NM	2,815	15
				Green Bankshares Inc (b)	8,761	206
Apparel Manufacturers (0.44%)				IBERIABANK Corp	3,420	181
G-III Apparel Group Ltd (a)	7,705	144		MainSource Financial Group Inc	1,980	39
True Religion Apparel Inc (a)	6,480	168		National Penn Bancshares Inc	16,740	244

		312		NBT Bancorp Inc	7,880	236

Applications Software (1.26%)				Oriental Financial Group Inc (b)	6,040	108
Progress Software Corp (a)	11,710	304		Pacific Capital Bancorp NA (b)	3,089	63
Quest Software Inc (a)	30,940	393		Pinnacle Financial Partners Inc (a)(b)	4,782	147
Verint Systems Inc (a)	11,290	188		Prosperity Bancshares Inc	10,400	353

		885		Renasant Corp	2,420	53

				S&T Bancorp Inc	6,940	256
Auto/Truck Parts & Equipment - Original (0.27%)				SVB Financial Group (a)	7,450	432
Titan International Inc	8,920	190		Tompkins Financial Corp (b)	2,310	117
				Vineyard National Bancorp - Warrants (a)(c)	1,561	-
Auto/Truck Parts & Equipment - Replacement (0.32%)				(d)(e)
ATC Technology Corp/IL (a)	9,461	225		Webster Financial Corp	2,990	75

						4,559

Batteries & Battery Systems (0.43%)
EnerSys (a)	15,350	303		Commercial Services (0.64%)
				Arbitron Inc	2,720	122
Beverages - Wine & Spirits (0.45%)				Steiner Leisure Ltd (a)	5,830	200
Central European Distribution Corp (a)	6,982	317		TeleTech Holdings Inc (a)	10,370	129

						451

Building & Construction - Miscellaneous (0.21%)
Layne Christensen Co (a)	4,100	145		Commercial Services - Finance (1.10%)
				CBIZ Inc (a)	20,060	170
Casino Services (0.38%)				Morningstar Inc (a)	4,419	245
Bally Technologies Inc (a)	8,790	266		Wright Express Corp (a)	11,980	354

						769

Chemicals - Diversified (0.11%)
Innospec Inc	6,580	79		Computer Aided Design (0.84%)
				Ansys Inc (a)	6,030	229
Chemicals - Specialty (0.91%)				Aspen Technology Inc (a)	28,280	359

ICO Inc (a)	15,030	84				588

OM Group Inc (a)	12,920	291		Computer Services (1.16%)
Sensient Technologies Corp	5,950	168		CACI International Inc (a)	3,830	192

		Schedule of Investments
		SmallCap Blend Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Computer Services (continued)				Diversified Manufacturing Operations (1.66%)
Ciber Inc (a)	41,060	$287		AZZ Inc (a)	1,050	$44
Manhattan Associates Inc (a)	5,470	122		Barnes Group Inc	12,820	259
Ness Technologies Inc (a)	11,680	134		EnPro Industries Inc (a)	5,620	209
Syntel Inc	3,350	82		ESCO Technologies Inc (a)	3,780	182

		817		Koppers Holdings Inc	12,517	468

Computer Software (0.67%)						1,162

Double-Take Software Inc (a)	10,200	102		Diversified Operations (0.18%)
Omniture Inc (a)(b)	20,230	371		Compass Diversified Holdings	9,000	125

		473

				E-Commerce - Products (0.11%)
Computers - Integrated Systems (0.32%)				MercadoLibre Inc (a)	3,940	80
MTS Systems Corp	3,440	145
Radiant Systems Inc (a)	9,380	81		Educational Software (0.07%)

		226		Blackboard Inc (a)(b)	1,260	51

Consulting Services (2.23%)
FTI Consulting Inc (a)	6,840	494		Electric - Integrated (1.95%)
Gartner Inc (a)	24,430	554		Allete Inc	1,090	48
Huron Consulting Group Inc (a)	6,222	355		Avista Corp	18,420	400
Navigant Consulting Inc (a)	8,270	164		Empire District Electric Co/The	13,570	290

		1,567		NorthWestern Corp	2,180	55

				Portland General Electric Co	10,905	258
Consumer Products - Miscellaneous (0.79%)				Westar Energy Inc	13,650	314

Jarden Corp (a)	9,210	216				1,365

Tupperware Brands Corp	12,340	341

		557		Electric Products - Miscellaneous (0.60%)

				GrafTech International Ltd (a)	28,079	424
Containers - Paper & Plastic (0.86%)
Rock-Tenn Co	15,040	601		Electronic Components - Miscellaneous (0.52%)
				Plexus Corp (a)	17,710	367
Cosmetics & Toiletries (0.65%)
Chattem Inc (a)(b)	5,821	455		Electronic Components - Semiconductors (1.50%)
				AuthenTec Inc (a)	12,090	26
Data Processing & Management (0.18%)				Mellanox Technologies Ltd (a)	7,150	74
Commvault Systems Inc (a)	10,577	127		ON Semiconductor Corp (a)	50,440	341
				PMC - Sierra Inc (a)	30,670	228
Diagnostic Equipment (0.90%)
				Silicon Laboratories Inc (a)	5,350	164
Cepheid Inc (a)	7,490	103
				Zoran Corp (a)	27,120	221

Immucor Inc (a)	16,450	526

						1,054

		629

				Electronic Measurement Instruments (0.48%)
Diagnostic Kits (0.61%)
				Analogic Corp	6,820	339
Meridian Bioscience Inc	14,701	427
				E-Marketing & Information (0.33%)
Disposable Medical Products (0.32%)
				comScore Inc (a)	13,130	231
Merit Medical Systems Inc (a)	12,030	226
				Engineering - Research & Development Services (0.89%)
Distribution & Wholesale (1.57%)
				EMCOR Group Inc (a)	23,832	627
Fossil Inc (a)	14,840	419
Houston Wire & Cable Co (b)	5,100	87		Enterprise Software & Services (1.93%)
Tech Data Corp (a)	6,800	203		Informatica Corp (a)	29,330	381
United Stationers Inc (a)	8,148	390		JDA Software Group Inc (a)	19,931	303

		1,099		Omnicell Inc (a)	13,240	174

		Schedule of Investments
		SmallCap Blend Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Enterprise Software & Services (continued)				Internet Application Software (continued)
SYNNEX Corp (a)(b)	16,890	$377		Vocus Inc (a)	6,360	$216

Taleo Corp (a)	6,124	122				645

		1,357		Internet Brokers (0.38%)

E-Services - Consulting (0.62%)				thinkorswim Group Inc (a)	31,790	265
Websense Inc (a)	19,310	432
				Internet Infrastructure Equipment (0.25%)
Finance - Investment Banker & Broker (0.73%)				Avocent Corp (a)	8,600	176
Knight Capital Group Inc (a)	11,000	164
optionsXpress Holdings Inc	6,920	134		Intimate Apparel (0.70%)
Stifel Financial Corp (a)	4,350	217		Warnaco Group Inc/The (a)	10,831	491

		515

				Investment Companies (0.84%)
Finance - Leasing Company (0.43%)				Ares Capital Corp	46,760	488
Financial Federal Corp	13,273	304		Hercules Technology Growth Capital Inc	10,710	104

						592

Finance - Other Services (0.06%)
GFI Group Inc	8,840	42		Investment Management & Advisory Services (0.08%)
				Waddell & Reed Financial Inc	2,210	55
Food - Miscellaneous/Diversified (1.16%)
Ralcorp Holdings Inc (a)	12,060	813		Lasers - Systems & Components (0.24%)
				Rofin-Sinar Technologies Inc (a)	5,580	171
Food - Retail (0.25%)
Ruddick Corp	5,420	176		Leisure & Recreation Products (0.56%)
				WMS Industries Inc (a)	12,750	390
Food - Wholesale & Distribution (1.22%)
Fresh Del Monte Produce Inc (a)	11,760	261		Life & Health Insurance (0.27%)
Spartan Stores Inc	23,840	593		Delphi Financial Group Inc	6,740	189

		854

				Machinery - Farm (0.33%)
Footwear & Related Apparel (1.31%)				Alamo Group Inc	4,260	72
Iconix Brand Group Inc (a)	18,040	236		Lindsay Corp	2,140	156

Skechers U.S.A. Inc (a)	13,860	233				228

Wolverine World Wide Inc	16,900	448

				Machinery - General Industry (2.16%)
		917

				Altra Holdings Inc (a)	8,510	125
Gas - Distribution (1.20%)				Chart Industries Inc (a)	12,140	347
Northwest Natural Gas Co	11,680	607		Middleby Corp (a)(b)	7,000	380
South Jersey Industries Inc	6,657	238		Robbins & Myers Inc	12,825	397

		845		Wabtec Corp	5,190	266

Independent Power Producer (0.12%)						1,515

Ormat Technologies Inc	2,300	84		Machinery - Material Handling (0.10%)
				Key Technology Inc (a)	2,850	68
Instruments - Controls (0.77%)
Mettler Toledo International Inc (a)	5,520	541		Machinery Tools & Related Products (0.63%)
				Kennametal Inc	16,216	440
Instruments - Scientific (0.35%)
Varian Inc (a)	5,688	244		Medical - Biomedical/Gene (2.25%)
				Bio-Rad Laboratories Inc (a)	2,170	215
Internet Application Software (0.92%)				Celera Corp (a)	29,970	463
eResearchTechnology Inc (a)	17,740	211		Cubist Pharmaceuticals Inc (a)	17,137	381
S1 Corp (a)	35,640	218		Human Genome Sciences Inc (a)	21,720	138
				Incyte Corp (a)(b)	34,140	261

		Schedule of Investments
		SmallCap Blend Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)				Non-Hazardous Waste Disposal (0.14%)
Seattle Genetics Inc (a)	11,470	$123		Waste Services Inc (a)(b)	13,150	$97

		1,581

				Oil - Field Services (1.25%)
Medical - Drugs (2.20%)				Basic Energy Services Inc (a)	5,500	117
Indevus Pharmaceuticals Inc (a)	41,250	138		Matrix Service Co (a)	8,849	169
PharMerica Corp (a)	9,460	213		Oil States International Inc (a)	5,260	186
Progenics Pharmaceuticals Inc (a)(b)	11,600	154		Superior Energy Services Inc (a)	7,317	228
Sciele Pharma Inc (a)(b)	16,700	514		Willbros Group Inc (a)	6,580	174

Viropharma Inc (a)	21,910	288				874

XenoPort Inc (a)	4,900	238

		1,545		Oil Company - Exploration & Production (3.90%)

				Approach Resources Inc (a)	4,190	61
Medical - Generic Drugs (0.13%)				Arena Resources Inc (a)	4,070	158
Perrigo Co	2,400	92		Berry Petroleum Co	9,400	364
Medical - Nursing Homes (0.51%)				Brigham Exploration Co (a)	8,350	92
Ensign Group Inc/The	9,250	158		Callon Petroleum Co (a)	7,790	140
Skilled Healthcare Group Inc (a)	12,430	198		Concho Resources Inc/Midland TX (a)	5,660	156

		356		Mariner Energy Inc (a)	14,220	291

				Penn Virginia Corp	7,970	426
Medical - Outpatient & Home Medical Care (0.94%)				Petroquest Energy Inc (a)	20,948	322
Amedisys Inc (a)	7,124	347		Rosetta Resources Inc (a)	12,263	225
LHC Group Inc (a)	7,280	207		St Mary Land & Exploration Co	9,870	352
Res-Care Inc (a)	5,780	105		Swift Energy Co (a)	3,790	147

		659				2,734

Medical Imaging Systems (0.14%)				Oil Field Machinery & Equipment (0.49%)
IRIS International Inc (a)	5,450	98		Complete Production Services Inc (a)	6,140	124
Medical Instruments (0.77%)				Dril-Quip Inc (a)	784	34
Genomic Health Inc (a)(b)	7,320	166		Flotek Industries Inc (a)	6,490	71
Integra LifeSciences Holdings Corp (a)(b)	3,860	170		Mitcham Industries Inc (a)	5,150	52
Kensey Nash Corp (a)	6,610	208		T-3 Energy Services Inc (a)	1,770	66

		544				347

Medical Laboratory & Testing Service (0.69%)				Oil Refining & Marketing (0.20%)
Icon PLC ADR (a)	12,640	483		Holly Corp	4,740	137

Medical Products (0.76%)				Paper & Related Products (0.39%)
Exactech Inc (a)	3,890	86		Buckeye Technologies Inc (a)	33,500	274
Zoll Medical Corp (a)	13,687	448		Patient Monitoring Equipment (0.12%)

		534		Masimo Corp (a)	2,220	83

Metal - Aluminum (0.17%)
Kaiser Aluminum Corp	2,750	118		Pharmacy Services (0.44%)
				HealthExtras Inc (a)	11,920	311
Metal Processors & Fabrication (0.20%)
RBC Bearings Inc (a)	4,140	139		Physical Therapy & Rehabilitation Centers (0.32%)
				Psychiatric Solutions Inc (a)	5,860	222
Miscellaneous Manufacturers (0.59%)
Aptargroup Inc	10,547	412		Physician Practice Management (0.34%)
				Pediatrix Medical Group Inc (a)	4,406	238
Networking Products (0.51%)
Anixter International Inc (a)(b)	5,959	355

		Schedule of Investments
		SmallCap Blend Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Printing - Commercial (0.12%)				REITS - Office Property (continued)
Consolidated Graphics Inc (a)	2,670	$81		Kilroy Realty Corp	3,110 $			149

								736

Private Corrections (0.39%)
Cornell Cos Inc (a)	10,049	273		REITS - Shopping Centers (0.90%)
				Inland Real Estate Corp	19,960			313
Property & Casualty Insurance (1.57%)				Kite Realty Group Trust	4,930			54
American Physicians Capital Inc	6,655	282		Saul Centers Inc	2,190			111
Amerisafe Inc (a)	7,120	129		Urstadt Biddle Properties Inc	8,309			156

Amtrust Financial Services Inc	13,902	189						634

CNA Surety Corp (a)	6,730	112		Rental - Auto & Equipment (0.28%)
Darwin Professional Underwriters Inc (a)(b)	3,243	101		Rent-A-Center Inc/TX (a)	8,870			198
Tower Group Inc	12,300	290

		1,103		Research & Development (0.83%)

				Parexel International Corp (a)	20,420			585
Publicly Traded Investment Fund (0.50%)
Kayne Anderson Energy Development Co	4,700	80		Retail - Apparel & Shoe (1.10%)
SPDR KBW Regional Banking ETF	7,560	272		Aeropostale Inc (a)	9,760			313

		352		Cache Inc (a)	7,110			49

Recreational Centers (0.51%)				Gymboree Corp (a)	7,320			260
Life Time Fitness Inc (a)(b)	11,510	360		Wet Seal Inc/The (a)	40,617			148

								770

Reinsurance (1.99%)
Aspen Insurance Holdings Ltd	20,180	555		Retail - Fabric Store (0.26%)
IPC Holdings Ltd (b)	6,970	210		Jo-Ann Stores Inc (a)	8,830			185
Max Capital Group Ltd	14,200	330		Retail - Restaurants (0.54%)
Platinum Underwriters Holdings Ltd	8,540	303		Einstein Noah Restaurant Group Inc (a)	11,390			115

		1,398		Jack in the Box Inc (a)	12,350			260

REITS - Diversified (1.72%)								375

Entertainment Properties Trust	12,794	700		Retail - Sporting Goods (0.46%)
Investors Real Estate Trust (b)	10,633	119		Hibbett Sports Inc (a)	16,080			322
Washington Real Estate Investment Trust	9,250	339
Winthrop Realty Trust	12,910	50		Savings & Loans - Thrifts (0.79%)

		1,208		Dime Community Bancshares	6,670			101

REITS - Healthcare (0.93%)				ESSA Bancorp Inc	3,060			43
Senior Housing Properties Trust	27,340	652		Flushing Financial Corp	6,480			113
				Washington Federal Inc	8,650			160
REITS - Hotels (0.53%)				WSFS Financial Corp	2,270			136

Ashford Hospitality Trust Inc	28,000	113						553

DiamondRock Hospitality Co	17,340	158		Schools (0.62%)
FelCor Lodging Trust Inc	13,850	99		DeVry Inc	8,800			436

		370

REITS - Mortgage (0.84%)				Seismic Data Collection (0.58%)
Anthracite Capital Inc (b)	16,920	91		Dawson Geophysical Co (a)	4,402			206
Arbor Realty Trust Inc (b)	7,080	71		ION Geophysical Corp (a)	14,113			200

Gramercy Capital Corp/New York	16,881	44						406

MFA Mortgage Investments Inc	59,630	387		Semiconductor Component - Integrated Circuits (1.81%)

		593		Emulex Corp (a)	34,100			364

REITS - Office Property (1.05%)				Integrated Device Technology Inc (a)	18,070			140
BioMed Realty Trust Inc	22,212	587		Pericom Semiconductor Corp (a)	15,800			166

		Schedule of Investments
		SmallCap Blend Account
		September 30, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)					COMMON STOCKS (continued)
Semiconductor Component - Integrated					Transport - Services (0.83%)
Circuits (continued)					HUB Group Inc (a)	11,266		$424
Power Integrations Inc	13,407	$323			Pacer International Inc	9,690		160

Standard Microsystems Corp (a)	11,074	277						584

		1,270

					Wire & Cable Products (0.65%)
Semiconductor Equipment (0.18%)					Belden Inc	14,300		455
ATMI Inc (a)	6,920	124
					Wireless Equipment (0.29%)
Telecommunication Equipment (1.31%)					Viasat Inc (a)	8,713		205
ADC Telecommunications Inc (a)	31,420	265
Comtech Telecommunications Corp (a)	13,235	652			Wound, Burn & Skin Care (0.23%)

		917			Obagi Medical Products Inc (a)	16,170		161

Telecommunication Equipment - Fiber Optics (0.20%)
Harmonic Inc (a)	16,730	141		X	-Ray Equipment (0.34%)
					Hologic Inc (a)	12,250		237

Telecommunication Services (1.06%)					TOTAL COMMON STOCKS		$68,564

Consolidated Communications Holdings Inc	17,830	269				Principal
(b)						Amount		Value
Premiere Global Services Inc (a)	33,560	472				(000	's)	(000	's)

		741			SHORT TERM INVESTMENTS (2.59%)

Telephone - Integrated (0.18%)					Commercial Paper (2.59%)
Alaska Communications Systems Group Inc	10,450	128			Investment in Joint Trading Account; HSBC
					Funding
Television (0.15%)					2.75%, 10/ 1/2008	$907		$907
Belo Corp	17,420	104			Investment in Joint Trading Account;
					Prudential Funding
Textile - Apparel (0.28%)					2.75%, 10/ 1/2008	907		907

Perry Ellis International Inc (a)	13,120	196						1,814

					TOTAL SHORT TERM INVESTMENTS		$1,814

Therapeutics (1.01%)
Allos Therapeutics Inc (a)	12,070	89			REPURCHASE AGREEMENTS (5.31%)
BioMarin Pharmaceutical Inc (a)	10,280	272			Money Center Banks (5.31%)
CV Therapeutics Inc (a)	7,290	79			Deutsche Bank Repurchase Agreement;
					2.00% dated 09/30/08 maturing 10/01/08
Medarex Inc (a)	19,640	127			(collateralized by U.S. Government
Vivus Inc (a)	17,860	142			Agency Issues; $3,784,000; 2.11% -

		709			7.25%; dated 03/27/09 - 08/20/13) (f)	$3,725		$3,725

					TOTAL REPURCHASE AGREEMENTS		$3,725

Tobacco (0.14%)
Alliance One International Inc (a)	25,070	95			Total Investments		$74,103
				Liabilities in Excess of Other Assets, Net - (5.63)%				(3,951)

Toys (1.04%)					TOTAL NET ASSETS - 100.00%		$70,152

Jakks Pacific Inc (a)	19,060	475
Marvel Entertainment Inc (a)	7,490	256

		731

Transactional Software (0.26%)
Solera Holdings Inc (a)	6,330	182

Transport - Marine (0.32%)
Eagle Bulk Shipping Inc (b)	6,600	92
TBS International Ltd (a)(b)	10,030	135

		227

Schedule of Investments
SmallCap Blend Account
September 30, 2008 (unaudited)

(a) Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(f)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$6,960
Unrealized Depreciation	(11,501)

Net Unrealized Appreciation (Depreciation)	(4,541)
Cost for federal income tax purposes	78,644
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	27.14%
Consumer, Non-cyclical	23.89%
Industrial	16.29%
Technology	10.20%
Consumer, Cyclical	9.73%
Communications	6.44%
Energy	6.41%
Utilities	3.27%
Basic Materials	1.58%
Exchange Traded Funds	0.50%
Diversified	0.18%
Liabilities in Excess of Other Assets, Net	(5.63%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
	SmallCap Growth Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.79%)				COMMON STOCKS (continued)
Advertising Services (0.25%)				Commercial Banks (2.13%)
inVentiv Health Inc (a)	11,685	$206		PrivateBancorp Inc	10,548	$439
				Prosperity Bancshares Inc	10,120	344
Aerospace & Defense Equipment (0.89%)				SVB Financial Group (a)	7,346	425
AAR Corp (a)	21,065	350		Texas Capital Bancshares Inc (a)	21,911	455
DRS Technologies Inc	3,983	306		Wilshire Bancorp Inc	9,000	110

Kaman Corp	3,106	88				1,773

		744

				Commercial Services (1.12%)
Airlines (0.08%)				Arbitron Inc	9,215	412
Allegiant Travel Co (a)	1,759	62		Healthcare Services Group	13,000	238
				TeleTech Holdings Inc (a)	22,600	281

Alternative Waste Tech (0.55%)
						931

Darling International Inc (a)	40,996	455
				Computer Aided Design (0.97%)
Apparel Manufacturers (0.28%)				Ansys Inc (a)	21,328	808
True Religion Apparel Inc (a)	9,043	234
				Computer Services (0.10%)
Applications Software (2.18%)				iGate Corp (a)	8,858	77
Ebix Inc (a)	2,446	230		Mastech Holdings Inc (a)	591	4

EPIQ Systems Inc (a)	6,418	87				81

Nuance Communications Inc (a)	69,242	844
				Computers - Integrated Systems (1.40%)
Progress Software Corp (a)	16,659	433		Brocade Communications Systems Inc (a)	53,260	310
Verint Systems Inc (a)	12,972	216		Micros Systems Inc (a)	19,882	530

		1,810		Stratasys Inc (a)(b)	18,700	327

Auto/Truck Parts & Equipment - Original (0.69%)						1,167

Amerigon Inc (a)	9,240	61
				Computers - Memory Devices (0.19%)
Titan International Inc	20,400	435		Data Domain Inc (a)	7,220	161
Wonder Auto Technology Inc (a)(b)	12,133	77

		573		Computers - Peripheral Equipment (0.27%)

Auto/Truck Parts & Equipment - Replacement (0.06%)				Compellent Technologies Inc (a)(b)	12,100	150
Exide Technologies (a)	7,053	52		Icad Inc (a)	23,614	75

						225

Batteries & Battery Systems (0.60%)				Consulting Services (0.37%)
EnerSys (a)	20,800	410		CRA International Inc (a)	3,706	102
Greatbatch Inc (a)	3,584	88		FTI Consulting Inc (a)	2,878	208

		498				310

Building & Construction - Miscellaneous (0.22%)				Consumer Products - Miscellaneous (0.13%)
Layne Christensen Co (a)	2,589	92		Helen of Troy Ltd (a)	4,875	111
MYR Group Inc/Delaware (a)	7,099	90

		182		Containers - Metal & Glass (0.64%)

Cellular Telecommunications (0.11%)				Greif Inc	8,090	531
Centennial Communications Corp (a)	14,730	92
				Containers - Paper & Plastic (0.79%)
Chemicals - Specialty (0.09%)				Rock-Tenn Co	16,483	659
Symyx Technologies (a)	7,742	77
				Cosmetics & Toiletries (0.83%)
Coal (0.06%)				Chattem Inc (a)	8,800	688
Alpha Natural Resources Inc (a)	928	48
				Data Processing & Management (0.38%)
				FalconStor Software Inc (a)(b)	59,394	318

		Schedule of Investments
	SmallCap Growth Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Decision Support Software (0.15%)				Electronic Measurement Instruments
DemandTec Inc (a)	6,549	$59		(continued)
Interactive Intelligence Inc (a)(b)	7,712	70		LeCroy Corp (a)	11,097	$85

		129				1,279

Diagnostic Equipment (1.39%)				Energy - Alternate Sources (0.20%)
Cepheid Inc (a)	5,110	71		FuelCell Energy Inc (a)(b)	13,714	83
Gen-Probe Inc (a)	7,579	402		Headwaters Inc (a)(b)	6,453	86

Hansen Medical Inc (a)(b)	12,600	169				169

Immucor Inc (a)	15,986	511		Engineering - Research & Development Services (1.31%)

		1,153		EMCOR Group Inc (a)	20,920	550

Diagnostic Kits (0.06%)				Stanley Inc (a)	12,400	458
Medtox Scientific Inc (a)	4,283	53		VSE Corp (b)	2,310	78

						1,086

Distribution & Wholesale (0.86%)				Enterprise Software & Services (2.84%)
Chindex International Inc (a)	7,537	82		Advent Software Inc (a)(b)	8,311	293
LKQ Corp (a)	37,162	630		Concur Technologies Inc (a)	2,990	114

		712		Lawson Software Inc (a)	34,350	241

Diversified Manufacturing Operations (1.59%)				Omnicell Inc (a)	44,672	587
Actuant Corp	6,550	165		SYNNEX Corp (a)(b)	3,794	85
Ameron International Corp	719	51		Ultimate Software Group Inc (a)(b)	38,443	1,038

Colfax Corp (a)	4,900	82				2,358

ESCO Technologies Inc (a)	13,538	652		E-Services - Consulting (0.59%)
Koppers Holdings Inc	9,931	372		GSI Commerce Inc (a)(b)	31,738	491

		1,322

E-Commerce - Products (0.09%)				Finance - Consumer Loans (0.14%)
1-800-FLOWERS.COM Inc (a)(b)	12,904	78		Portfolio Recovery Associates Inc (a)(b)	2,457	119

Educational Software (1.14%)				Firearms & Ammunition (0.20%)
Blackboard Inc (a)	20,090	810		Smith & Wesson Holding Corp (a)	44,844	168
SkillSoft PLC ADR (a)	13,210	138		Food - Miscellaneous/Diversified (1.14%)

		948		Chiquita Brands International Inc (a)(b)	28,224	446

Electronic Components - Miscellaneous (0.48%)				Diamond Foods Inc	17,909	502

Daktronics Inc	4,462	74				948

Technitrol Inc	22,000	326		Footwear & Related Apparel (0.69%)

		400		Iconix Brand Group Inc (a)	36,613	479

Electronic Components - Semiconductors (2.76%)				Steven Madden Ltd (a)	3,701	92

Advanced Analogic Technologies Inc (a)	54,013	251				571

AXT Inc (a)	19,986	38		Hazardous Waste Disposal (1.19%)
Cavium Networks Inc (a)	19,156	270		American Ecology Corp	8,378	232
Diodes Inc (a)	15,350	283		Clean Harbors Inc (a)	7,300	493
Emcore Corp (a)(b)	10,637	53		EnergySolutions Inc	26,200	262

Microsemi Corp (a)	51,389	1,309				987

Monolithic Power Systems Inc (a)	5,146	89

		2,293		Health Care Cost Containment (0.10%)

				Transcend Services Inc (a)	7,895	83
Electronic Measurement Instruments (1.54%)
Axsys Technologies Inc (a)	4,444	262		Housewares (0.05%)
Flir Systems Inc (a)	16,893	649		Lifetime Brands Inc (b)	4,202	41
Itron Inc (a)(b)	3,195	283

		Schedule of Investments
	SmallCap Growth Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Human Resources (0.32%)				Machinery - Print Trade (0.11%)
Kenexa Corp (a)	4,077	$64		Presstek Inc (a)(b)	15,613	$88
SuccessFactors Inc (a)(b)	18,584	203

		267		Machinery Tools & Related Products (0.71%)

				Kennametal Inc	14,700	399
Identification Systems - Development (0.10%)				Thermadyne Holdings Corp (a)	11,716	195

L-1 Identity Solutions Inc (a)	5,405	83				594

Industrial Automation & Robots (0.09%)				Medical - Biomedical/Gene (5.57%)
Cognex Corp	3,675	74		Alexion Pharmaceuticals Inc (a)	15,142	595
				Bio-Rad Laboratories Inc (a)	2,181	216
Industrial Gases (0.83%)				Celera Corp (a)	23,691	366
Airgas Inc	13,920	691		Emergent Biosolutions Inc (a)	5,950	78
Instruments - Scientific (0.18%)				Illumina Inc (a)	14,752	598
FEI Co (a)	6,120	146		Incyte Corp (a)	21,300	163
				Martek Biosciences Corp (a)(b)	11,920	375
Internet Application Software (0.13%)				Myriad Genetics Inc (a)	7,401	480
Cybersource Corp (a)	6,516	105		OSI Pharmaceuticals Inc (a)	5,177	255
				Regeneron Pharmaceuticals Inc (a)	10,200	223
Internet Content - Entertainment (0.11%)				RTI Biologics Inc (a)	12,705	119
Shanda Interactive Entertainment Ltd ADR (a)	3,486	89		Sangamo Biosciences Inc (a)(b)	29,310	226
				Seattle Genetics Inc (a)	17,800	190
Internet Content - Information & News (0.19%)				Sequenom Inc (a)	19,350	515
TheStreet.com Inc	26,082	156
				United Therapeutics Corp (a)	2,200	231

Internet Incubators (0.31%)						4,630

Internet Capital Group Inc (a)	31,411	255		Medical - Drugs (0.72%)
				Array Biopharma Inc (a)(b)	21,700	167
Internet Infrastructure Software (0.23%)				Auxilium Pharmaceuticals Inc (a)(b)	6,200	201
AsiaInfo Holdings Inc (a)	12,254	112		Rigel Pharmaceuticals Inc (a)	9,900	231

F5 Networks Inc (a)	3,500	82				599

		194

				Medical - Generic Drugs (0.81%)
Internet Security (0.29%)				Perrigo Co	17,570	676
Blue Coat Systems Inc (a)	16,700	237
				Medical - Outpatient & Home Medical Care (0.29%)
Internet Telephony (0.20%)				Res-Care Inc (a)	13,400	243
j2 Global Communications Inc (a)	7,260	169
				Medical Information Systems (1.93%)
Lasers - Systems & Components (1.00%)				Eclipsys Corp (a)	19,498	408
II-VI Inc (a)	21,511	832		Phase Forward Inc (a)	57,289	1,198

						1,606

Machinery - Construction & Mining (0.15%)
Bucyrus International Inc	2,732	122		Medical Instruments (4.07%)
				Arthrocare Corp (a)(b)	3,834	106
Machinery - Electrical (0.09%)				Bruker BioSciences Corp (a)	7,865	105
Baldor Electric Co	2,609	75		Conceptus Inc (a)(b)	22,430	372
				Genomic Health Inc (a)(b)	10,100	229
Machinery - General Industry (1.55%)				Integra LifeSciences Holdings Corp (a)(b)	12,200	537
DXP Enterprises Inc (a)	2,710	145		Natus Medical Inc (a)	22,700	514
Middleby Corp (a)(b)	8,234	447		NuVasive Inc (a)(b)	2,468	122
Wabtec Corp	13,645	699		Thoratec Corp (a)	34,245	899

		1,291		Trans1 Inc (a)(b)	6,209	61

		Schedule of Investments
	SmallCap Growth Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical Instruments (continued)				Oil Company - Exploration & Production
Volcano Corp (a)	25,449	$440		(continued)

		3,385		Mariner Energy Inc (a)	8,016	$165

				Penn Virginia Corp	8,423	450
Medical Laboratory & Testing Service (1.33%)				PetroHawk Energy Corp (a)	7,874	170
Bio-Reference Labs Inc (a)	16,688	482		Rex Energy Corp (a)	19,300	304

Icon PLC ADR (a)	16,400	628				2,652

		1,110

				Oil Field Machinery & Equipment (1.18%)
Medical Laser Systems (0.05%)				Complete Production Services Inc (a)	21,000	423
Biolase Technology Inc (a)	24,030	45		Mitcham Industries Inc (a)	3,488	35
				T-3 Energy Services Inc (a)	13,994	519

Medical Products (1.44%)
BioMimetic Therapeutics Inc (a)	14,296	158				977

Cyberonics Inc (a)	4,943	84		Patient Monitoring Equipment (0.69%)
Haemonetics Corp (a)	5,930	366		Masimo Corp (a)	13,208	491
Luminex Corp (a)	16,239	406		Somanetics Corp (a)	3,919	86

Wright Medical Group Inc (a)	5,939	181				577

		1,195		Pharmacy Services (0.10%)

Metal Processors & Fabrication (0.29%)				BioScrip Inc (a)	27,018	80
CIRCOR International Inc	1,600	70
Hawk Corp (a)	3,985	80		Physical Therapy & Rehabilitation Centers (1.06%)
Kaydon Corp	2,109	95		Psychiatric Solutions Inc (a)	20,465	777

		245		RehabCare Group Inc (a)	5,932	107

						884

Miscellaneous Manufacturers (0.15%)
American Railcar Industries Inc	2,539	41		Physician Practice Management (1.26%)
FreightCar America Inc	2,873	84		Pediatrix Medical Group Inc (a)	19,487	1,051

		125		Power Converter & Supply Equipment (0.73%)

Multimedia (0.84%)				A-Power Energy Generation Systems Ltd (a)	5,864	53
Factset Research Systems Inc	13,299	695		(b)
				Energy Conversion Devices Inc (a)	7,841	457
Networking Products (0.51%)				Powell Industries Inc (a)	2,290	93

Atheros Communications Inc (a)	6,700	158				603

Ixia (a)	36,031	266		Printing - Commercial (0.26%)

		424		VistaPrint Ltd (a)	6,639	218

Non-Hazardous Waste Disposal (0.43%)
Waste Connections Inc (a)	10,358	355		Property & Casualty Insurance (0.32%)
				Navigators Group Inc (a)	2,885	167
Oil - Field Services (1.34%)				PMA Capital Corp (a)	10,856	96

Core Laboratories NV	3,118	316				263

Hornbeck Offshore Services Inc (a)(b)	7,573	292		Publicly Traded Investment Fund (0.54%)
Tetra Technologies Inc (a)	19,368	268		iShares Russell 2000 Growth Index Fund	6,300	446
Willbros Group Inc (a)(b)	9,011	239

		1,115		Quarrying (0.15%)

Oil Company - Exploration & Production (3.19%)				Compass Minerals International Inc	2,425	127
Arena Resources Inc (a)	10,500	408
Atlas Energy Resources LLC	4,955	128		Reinsurance (0.16%)
				Argo Group International Holdings Ltd (a)	3,583	132
Carrizo Oil & Gas Inc (a)	6,686	243
Comstock Resources Inc (a)	3,760	188		REITS - Healthcare (0.86%)
EXCO Resources Inc (a)	14,087	230		Ventas Inc	14,449	714
GMX Resources Inc (a)	7,662	366

		Schedule of Investments
	SmallCap Growth Account II
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Office Property (0.34%)				Semiconductor Component - Integrated
BioMed Realty Trust Inc	10,632	$281		Circuits (continued)
				Power Integrations Inc	13,141	$317

REITS - Single Tenant (0.53%)						701

National Retail Properties Inc	18,340	439		Semiconductor Equipment (0.40%)
				Amtech Systems Inc (a)	7,528	70
Research & Development (2.31%)				BTU International Inc (a)	5,965	53
Kendle International Inc (a)	25,325	1,132
				Varian Semiconductor Equipment Associates
Parexel International Corp (a)	27,524	789		Inc (a)	5,449	137

		1,921		Veeco Instruments Inc (a)	5,146	76

Respiratory Products (0.34%)						336

Resmed Inc (a)	6,616	284		Software Tools (0.19%)
				ArcSight Inc (a)	20,800	159
Retail - Apparel & Shoe (3.41%)
Aeropostale Inc (a)	25,180	808		Steel - Producers (0.65%)
Childrens Place Retail Stores Inc/The (a)(b)	12,769	426		Steel Dynamics Inc	31,844	544
Finish Line	10,451	104
Gymboree Corp (a)	11,700	415		Superconductor Production & Systems (0.14%)
Phillips-Van Heusen Corp	18,928	718		American Superconductor Corp (a)	5,017	118
Wet Seal Inc/The (a)	101,252	368

		2,839		Telecommunication Equipment (1.54%)

				Applied Signal Technology Inc	5,733	99
Retail - Discount (0.24%)				Comtech Telecommunications Corp (a)	9,400	463
99 Cents Only Stores (a)	18,482	203		Nice Systems Ltd ADR (a)	26,281	716

Retail - Home Furnishings (0.06%)						1,278

Pier 1 Imports Inc (a)(b)	12,054	50		Telecommunication Equipment - Fiber Optics (0.60%)
				Harmonic Inc (a)	58,735	496
Retail - Perfume & Cosmetics (0.32%)
Ulta Salon Cosmetics & Fragrance Inc (a)	19,989	265		Telecommunication Services (1.45%)
				Cbeyond Inc (a)	14,800	213
Retail - Restaurants (2.36%)				Knology Inc (a)(b)	7,050	57
BJ's Restaurants Inc (a)	12,663	151		NeuStar Inc (a)	8,918	178
California Pizza Kitchen Inc (a)(b)	13,743	177		Neutral Tandem Inc (a)	40,794	756

CKE Restaurants Inc	38,652	410				1,204

Panera Bread Co (a)	11,600	590
Red Robin Gourmet Burgers Inc (a)	10,700	287		Therapeutics (1.99%)
				Allos Therapeutics Inc (a)	24,600	182
Texas Roadhouse Inc (a)(b)	38,900	350

				BioMarin Pharmaceutical Inc (a)	30,011	795
		1,965

				Isis Pharmaceuticals Inc (a)(b)	15,067	255
Schools (0.66%)				Medarex Inc (a)(b)	27,037	175
Capella Education Co (a)	6,300	270		Onyx Pharmaceuticals Inc (a)(b)	6,839	247

Corinthian Colleges Inc (a)	12,004	180				1,654

K12 Inc (a)	3,750	99

		549		Toys (0.88%)

				Marvel Entertainment Inc (a)	21,330	728
Seismic Data Collection (0.67%)
ION Geophysical Corp (a)	39,500	560		Transactional Software (0.46%)
				Innerworkings Inc (a)(b)	34,500	383
Semiconductor Component - Integrated Circuits (0.84%)
Anadigics Inc (a)(b)	11,199	31		Transport - Marine (0.46%)
Hittite Microwave Corp (a)	10,500	353		Genco Shipping & Trading Ltd (b)	11,580	385

			Schedule of Investments
	SmallCap Growth Account II
			September 30, 2008 (unaudited)

					Unrealized Appreciation (Depreciation)
					The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares		Value		of investments held by the account as of the period end were as follows:
	Held		(000	's)

COMMON STOCKS (continued)					Unrealized Appreciation	$6,400
Transport - Services (1.55%)					Unrealized Depreciation	(13,741)

HUB Group Inc (a)	34,227		$1,289		Net Unrealized Appreciation (Depreciation)	(7,341)
					Cost for federal income tax purposes	95,654
Transport - Truck (0.98%)					All dollar amounts are shown in thousands (000's)
Landstar System Inc	13,036		574
Old Dominion Freight Line Inc (a)	8,544		242		Portfolio Summary (unaudited)

			816		Sector	Percent

Veterinary Diagnostics (0.67%)					Consumer, Non-cyclical	29.11%
Neogen Corp (a)	4,187		118		Industrial	18.70%
					Technology	16.21%
VCA Antech Inc (a)	15,032		443		Financial	13.88%

			561		Consumer, Cyclical	9.97%

					Communications	9.42%
Web Hosting & Design (0.19%)					Energy	6.64%
NaviSite Inc (a)	21,758		44		Basic Materials	1.73%
NIC Inc (b)	16,239		112		Exchange Traded Funds	0.53%

					Liabilities in Excess of Other Assets, Net	(6.19%)

			156

					TOTAL NET ASSETS	100.00%

Web Portals (0.25%)
United Online Inc	22,350		210

Wireless Equipment (1.56%)
Ceragon Networks Ltd (a)(b)	25,800		191
Globecomm Systems Inc (a)	12,019		105
SBA Communications Corp (a)	20,519		531
Viasat Inc (a)	19,941		470

			1,297

TOTAL COMMON STOCKS	$80,495

	Principal
	Amount		Value
	(000	's)	(000	's)

REPURCHASE AGREEMENTS (9.40%)
Money Center Banks (9.40%)
Deutsche Bank Repurchase Agreement;
2.00% dated 09/30/08 maturing 10/01/08
(collateralized by U.S. Government
Agency Issues; $7,943,000; 2.11% -
7.25%; dated 03/27/09 - 08/20/13) (c)	$7,818		$7,818

TOTAL REPURCHASE AGREEMENTS	$7,818

Total Investments	$88,313
Liabilities in Excess of Other Assets, Net - (6.19)%			(5,151)

TOTAL NET ASSETS - 100.00%	$83,162

(a) Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security was purchased with the cash proceeds from securities loans.

		Schedule of Investments
	SmallCap Value Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.46%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.44%)				Building - Heavy Construction (0.21%)
Ceradyne Inc (a)	18,300	$671		Granite Construction Inc	3,200	$115
				Perini Corp (a)	7,925	204

Aerospace & Defense (0.23%)						319

Esterline Technologies Corp (a)	8,800	348
				Building & Construction - Miscellaneous (0.15%)
Aerospace & Defense Equipment (0.71%)				Dycom Industries Inc (a)	7,971	104
Curtiss-Wright Corp	9,600	436		Layne Christensen Co (a)	3,500	124

Ducommun Inc	4,200	100				228

Heico Corp (b)	5,000	164		Building & Construction Products -
Moog Inc (a)	4,450	191		Miscellaneous (0.84%)
Triumph Group Inc	4,100	188		Gibraltar Industries Inc	26,600	498

		1,079		NCI Building Systems Inc (a)	17,000	540

				Quanex Building Products Corp	16,050	244

Agricultural Operations (0.16%)						1,282

Andersons Inc/The	6,900	243
				Building Products - Air & Heating (0.43%)
Airlines (0.63%)				Comfort Systems USA Inc	48,975	654
Hawaiian Holdings Inc (a)	23,400	217
Republic Airways Holdings Inc (a)	36,600	373		Building Products - Doors & Windows (0.15%)
Skywest Inc	23,400	374		Apogee Enterprises Inc	15,100	227

		964

				Building Products - Wood (0.14%)
Apparel Manufacturers (0.17%)				Universal Forest Products Inc	6,200	216
Maidenform Brands Inc (a)	14,700	214
Oxford Industries Inc	900	23		Cellular Telecommunications (0.40%)
Quiksilver Inc (a)	4,900	28		Centennial Communications Corp (a)	31,700	198

		265		Syniverse Holdings Inc (a)	25,000	415

Applications Software (0.25%)						613

American Reprographics Co (a)	6,700	116		Chemicals - Diversified (0.43%)
Progress Software Corp (a)	6,900	179		Innophos Holdings Inc	3,200	78
Quest Software Inc (a)	6,900	87		Innospec Inc	8,900	107

		382		Olin Corp	9,925	193

Auto/Truck Parts & Equipment - Original (0.38%)				Rockwood Holdings Inc (a)	10,600	272

American Axle & Manufacturing Holdings						650

Inc	5,900	31		Chemicals - Plastics (0.15%)
Lear Corp (a)	39,500	415		Schulman A Inc	5,675	112
Spartan Motors Inc	12,200	39		Spartech Corp	11,100	110

Tenneco Inc (a)(b)	8,400	89				222

		574

				Chemicals - Specialty (1.82%)
Auto/Truck Parts & Equipment - Replacement (0.51%)				Ashland Inc	5,500	161
ATC Technology Corp/IL (a)	31,200	741		Ferro Corp	6,500	131
Commercial Vehicle Group Inc (a)	4,300	30		HB Fuller Co	21,862	456

		771		Hercules Inc	32,500	643

Beverages - Non-Alcoholic (0.08%)				Minerals Technologies Inc	3,400	202
Hansen Natural Corp (a)	3,900	118		NewMarket Corp	4,400	231
				OM Group Inc (a)	4,800	108
Broadcasting Services & Programming (0.09%)				Sensient Technologies Corp	19,600	551
DG FastChannel Inc (a)(b)	6,500	142		WR Grace & Co (a)	12,000	182
				Zep Inc	6,300	111

						2,776

		Schedule of Investments
	SmallCap Value Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Circuit Boards (0.32%)				Commercial Banks (continued)
Park Electrochemical Corp	7,875	$191		Old Second Bancorp Inc	1,400	$26
TTM Technologies Inc (a)	30,700	304		Oriental Financial Group Inc	19,800	354

		495		Pacific Capital Bancorp NA (b)	24,500	499

Collectibles (0.16%)				PacWest Bancorp	5,000	143
RC2 Corp (a)	11,900	238		Peoples Bancorp Inc/OH	5,365	117
				Prosperity Bancshares Inc	9,800	333
Commercial Banks (11.57%)				Provident Bankshares Corp	16,100	156
1st Source Corp	5,110	120		Renasant Corp	8,150	177
Amcore Financial Inc	5,561	51		Republic Bancorp Inc/KY	4,335	131
Ameris Bancorp (b)	6,740	100		S&T Bancorp Inc	8,500	313
Bancfirst Corp	2,900	140		SCBT Financial Corp	1,102	41
Banco Latinoamericano de Exportaciones SA	9,400	136		Sierra Bancorp (b)	4,700	98
Banner Corp	2,500	30		Simmons First National Corp	4,000	142
Cathay General Bancorp	5,100	121		Southside Bancshares Inc (b)	7,500	189
Central Pacific Financial Corp	15,600	262		Southwest Bancorp Inc/Stillwater OK	15,200	269
Chemical Financial Corp	7,093	221		StellarOne Corp (b)	951	20
Citizens Republic Bancorp Inc (b)	7,355	23		Sterling Bancorp/NY (b)	7,200	104
City Bank/Lynnwood WA (b)	8,100	126		Sterling Bancshares Inc/TX	62,775	656
City Holding Co	14,000	592		Sterling Financial Corp/WA	32,120	466
Colonial BancGroup Inc/The (b)	48,600	382		Suffolk Bancorp (b)	2,500	99
Columbia Banking System Inc	8,557	152		Susquehanna Bancshares Inc	13,400	262
Community Bank System Inc	16,000	402		SVB Financial Group (a)	5,850	339
Community Trust Bancorp Inc	13,863	477		Trico Bancshares	5,400	116
CVB Financial Corp	100,450	1,396		UCBH Holdings Inc	23,300	149
East West Bancorp Inc (b)	12,400	170		UMB Financial Corp	5,700	299
Farmers Capital Bank Corp (b)	2,700	73		Umpqua Holdings Corp	19,768	291
First Bancorp/Puerto Rico	26,800	296		Union Bankshares Corp/VA	3,150	76
First Bancorp/Troy NC (b)	3,200	55		United Bankshares Inc	4,100	144
First Commonwealth Financial Corp	18,150	244		United Community Banks Inc/GA (b)	13,906	184
First Community Bancshares Inc/VA (b)	4,800	180		Washington Trust Bancorp Inc	5,400	144
First Merchants Corp (b)	5,500	125		West Bancorporation Inc (b)	3,500	46
FirstMerit Corp	14,200	298		West Coast Bancorp/OR	17,900	262
FNB Corp/PA (b)	32,675	522		Westamerica Bancorporation	3,000	173
Glacier Bancorp Inc	13,600	337		Yadkin Valley Financial Corp (b)	800	14

Green Bankshares Inc (b)	9,400	221				17,664

Hancock Holding Co (b)	3,800	194		Commercial Services (0.11%)
Hanmi Financial Corp (b)	50,800	257		First Advantage Corp (a)	4,225	59
Heartland Financial USA Inc (b)	2,800	70		Live Nation Inc (a)(b)	6,425	105

Heritage Commerce Corp	1,100	17				164

IBERIABANK Corp	12,700	671
Independent Bank Corp/Rockland MA	14,200	443		Commercial Services - Finance (0.97%)
Integra Bank Corp	7,900	63		Advance America Cash Advance Centers Inc	15,000	45
Lakeland Bancorp Inc (b)	8,400	98		Deluxe Corp	54,725	787
Lakeland Financial Corp (b)	5,200	114		Dollar Financial Corp (a)(b)	22,528	347
MainSource Financial Group Inc	9,821	192		Global Cash Access Holdings Inc (a)(b)	24,900	126
Nara Bancorp Inc	11,300	127		Heartland Payment Systems Inc (b)	6,700	171

National Penn Bancshares Inc	47,961	700				1,476

NBT Bancorp Inc (b)	11,300	338
Old National Bancorp/IN (b)	14,800	296

		Schedule of Investments
	SmallCap Value Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Communications Software (0.04%)				Containers - Paper & Plastic (0.67%)
Digi International Inc (a)	5,800	$59		Pactiv Corp (a)	3,950	$98
				Rock-Tenn Co	23,000	920

Computer Aided Design (0.41%)						1,018

Aspen Technology Inc (a)	33,900	430
Parametric Technology Corp (a)	10,580	195		Cosmetics & Toiletries (0.27%)

		625		Bare Escentuals Inc (a)(b)	20,500	223

				Elizabeth Arden Inc (a)	9,900	194

Computer Services (1.29%)						417

Ciber Inc (a)	19,000	133
COMSYS IT Partners Inc (a)	6,500	63		Data Processing & Management (0.12%)
IKON Office Solutions Inc	41,500	706		CSG Systems International Inc (a)	8,900	156
Insight Enterprises Inc (a)	21,000	282		infoGROUP Inc	3,600	24

Perot Systems Corp (a)	28,150	488				180

SI International Inc (a)	3,100	93		Decision Support Software (0.02%)
SYKES Enterprises Inc (a)	8,600	189		SPSS Inc (a)	1,200	35
Virtusa Corp (a)(b)	2,600	17

		1,971		Disposable Medical Products (0.12%)

				ICU Medical Inc (a)	6,175	188
Computers (0.11%)
Palm Inc (b)	3,380	20		Distribution & Wholesale (0.50%)
Rackable Systems Inc (a)	15,300	150		Brightpoint Inc (a)	16,864	122

		170		Core-Mark Holding Co Inc (a)	8,100	202

Computers - Memory Devices (0.21%)				School Specialty Inc (a)	700	22
Imation Corp	9,400	212		United Stationers Inc (a)	5,000	239
Quantum Corp (a)	70,400	74		Watsco Inc	3,600	181

Silicon Storage Technology Inc (a)	9,100	30				766

		316		Diversified Manufacturing Operations (2.19%)

Computers - Peripheral Equipment (0.15%)				Actuant Corp	8,400	212
Electronics for Imaging Inc (a)	16,100	224		Acuity Brands Inc	16,000	668
				Ameron International Corp	3,600	258
Consulting Services (0.58%)				AO Smith Corp	5,300	208
CRA International Inc (a)	1,200	33		AZZ Inc (a)(b)	2,400	99
Forrester Research Inc (a)	2,400	70		Barnes Group Inc	29,200	591
Gartner Inc (a)	14,900	338		EnPro Industries Inc (a)	27,100	1,007
MAXIMUS Inc	1,300	48		Koppers Holdings Inc	8,075	302

Watson Wyatt Worldwide Inc	8,075	402				3,345

		891		Diversified Operations (0.08%)

Consumer Products - Miscellaneous (1.27%)				Compass Diversified Holdings	8,800	123
American Greetings Corp	22,400	343
Blyth Inc	11,700	133		Diversified Operations & Commercial Services (0.17%)
Helen of Troy Ltd (a)	21,000	478		Viad Corp	8,900	256
Jarden Corp (a)	2,365	55
				Electric - Integrated (3.13%)
Prestige Brands Holdings Inc (a)	2,100	19
				Avista Corp	5,900	128
Tupperware Brands Corp	33,200	917

				Black Hills Corp	2,600	81
		1,945

				Cleco Corp	22,050	557
Containers - Metal & Glass (0.77%)				El Paso Electric Co (a)	29,125	611
Greif Inc	7,250	476		Portland General Electric Co	56,800	1,344
Silgan Holdings Inc	13,700	700		UIL Holdings Corp	6,900	237

		1,176		Unisource Energy Corp	28,400	829

		Schedule of Investments
	SmallCap Value Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electric - Integrated (continued)				Fiduciary Banks (0.16%)
Westar Energy Inc	42,800	$986		Boston Private Financial Holdings Inc (b)	27,300	$239

		4,773

				Finance - Consumer Loans (0.61%)
Electric Products - Miscellaneous (0.58%)				Encore Capital Group Inc (a)(b)	6,800	93
GrafTech International Ltd (a)	58,900	890		Ocwen Financial Corp (a)	11,300	91
Electronic Components - Miscellaneous (0.89%)				World Acceptance Corp (a)	20,600	742

Benchmark Electronics Inc (a)	28,700	404				926

CTS Corp	24,425	312		Finance - Credit Card (0.11%)
Methode Electronics Inc	10,000	89		Advanta Corp - Class B (b)	15,050	124
OSI Systems Inc (a)	5,875	138		CompuCredit Corp (a)(b)	11,700	46

Plexus Corp (a)	3,700	77				170

Sanmina-SCI Corp (a)	108,500	152		Finance - Investment Banker & Broker (1.64%)
Technitrol Inc	12,875	191		Greenhill & Co Inc (b)	2,050	151

		1,363		Interactive Brokers Group Inc (a)(b)	5,700	126

Electronic Components - Semiconductors (1.33%)				Knight Capital Group Inc (a)	50,925	757
Actel Corp (a)	5,700	71		LaBranche & Co Inc (a)	15,000	68
Amkor Technology Inc (a)	52,000	331		optionsXpress Holdings Inc	7,900	153
Applied Micro Circuits Corp (a)	4,950	29		Penson Worldwide Inc (a)	15,134	210
DSP Group Inc (a)	5,600	43		Piper Jaffray Cos (a)	2,600	112
Lattice Semiconductor Corp (a)	13,500	28		Stifel Financial Corp (a)	11,300	564
Macrovision Solutions Corp (a)	3,300	51		SWS Group Inc	17,700	357

PMC - Sierra Inc (a)	53,200	395				2,498

QLogic Corp (a)	9,850	151		Finance - Leasing Company (0.13%)
Semtech Corp (a)	7,800	109		Financial Federal Corp (b)	8,550	196
Skyworks Solutions Inc (a)	59,800	500
Zoran Corp (a)	39,800	325		Finance - Mortgage Loan/Banker (0.02%)

		2,033		Federal Agricultural Mortgage Corp	8,600	35

Electronic Design Automation (0.13%)
				Finance - Other Services (0.04%)
Mentor Graphics Corp (a)	17,700	201
				BGC Partners Inc	2,500	11
Electronic Measurement Instruments (0.05%)				FCStone Group Inc (a)(b)	3,200	57

Analogic Corp	1,500	75				68

				Financial Guarantee Insurance (0.20%)
Engineering - Research & Development Services (0.37%)				Assured Guaranty Ltd	18,800	306
EMCOR Group Inc (a)	21,475	565
				Food - Miscellaneous/Diversified (0.28%)
Enterprise Software & Services (1.22%)				Chiquita Brands International Inc (a)(b)	9,900	157
JDA Software Group Inc (a)	6,800	103		Ralcorp Holdings Inc (a)	4,100	276

Mantech International Corp (a)	4,300	255				433

MedAssets Inc (a)	4,800	83
MicroStrategy Inc (a)	2,050	122		Food - Retail (0.07%)
Sybase Inc (a)	32,100	983		Ruddick Corp	3,100	101
SYNNEX Corp (a)(b)	14,100	315		Food - Wholesale & Distribution (1.17%)

		1,861		Fresh Del Monte Produce Inc (a)	17,800	395

E-Services - Consulting (0.05%)				Nash Finch Co	19,500	841
Perficient Inc (a)	11,700	78		Spartan Stores Inc	22,100	550

						1,786

		Schedule of Investments
	SmallCap Value Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Footwear & Related Apparel (0.68%)				Internet Security (0.11%)
Deckers Outdoor Corp (a)	3,800	$396		SonicWALL Inc (a)	30,850	$162
Skechers U.S.A. Inc (a)	6,400	108
Steven Madden Ltd (a)	7,200	178		Intimate Apparel (0.19%)
Timberland Co (a)	12,200	212		Warnaco Group Inc/The (a)	6,400	290
Wolverine World Wide Inc	5,525	146

				Investment Companies (0.29%)
		1,040

				MCG Capital Corp	19,001	50
Funeral Services & Related Items (0.23%)				Patriot Capital Funding Inc	39,887	254
Stewart Enterprises Inc	45,100	354		Prospect Capital Corp	10,300	132

						436

Gas - Distribution (2.73%)
Atmos Energy Corp	6,175	165		Investment Management & Advisory Services (0.31%)
Laclede Group Inc/The	8,000	388		Calamos Asset Management Inc	6,400	114
New Jersey Resources Corp	30,350	1,089		Cohen & Steers Inc (b)	7,300	207
Nicor Inc	7,400	328		Waddell & Reed Financial Inc	6,175	153

Northwest Natural Gas Co	3,575	186				474

South Jersey Industries Inc	8,900	318		Lasers - Systems & Components (0.20%)
Southwest Gas Corp	32,200	974		Cymer Inc (a)(b)	5,625	142
WGL Holdings Inc	22,250	722		Electro Scientific Industries Inc (a)	1,300	19

		4,170		Newport Corp (a)	6,700	72

Home Furnishings (0.25%)				Rofin-Sinar Technologies Inc (a)	2,425	74

Ethan Allen Interiors Inc	5,000	140				307

Furniture Brands International Inc (b)	22,800	240		Life & Health Insurance (0.65%)

		380		American Equity Investment Life Holding Co	12,500	94

				(b)
Hotels & Motels (0.09%)
				Delphi Financial Group Inc	26,600	746
Choice Hotels International Inc	5,300	144
				Phoenix Cos Inc/The	16,075	148

Human Resources (0.54%)						988

AMN Healthcare Services Inc (a)	7,500	132		Machinery - Electrical (0.48%)
Heidrick & Struggles International Inc (b)	338	10		Regal-Beloit Corp	17,275	735
Kforce Inc (a)	10,800	110
Korn/Ferry International (a)	9,900	176		Machinery - General Industry (1.74%)
MPS Group Inc (a)	20,300	205		Applied Industrial Technologies Inc	48,450	1,305
Spherion Corp (a)	38,754	189		Kadant Inc (a)	800	18

		822		Robbins & Myers Inc	6,600	204

				Tennant Co	5,200	178
Identification Systems - Development (0.18%)
				Wabtec Corp	18,700	958

Checkpoint Systems Inc (a)	14,825	279
						2,663

Internet Application Software (0.28%)				Machinery - Material Handling (0.34%)
Interwoven Inc (a)	23,500	332		Cascade Corp	4,700	206
Vignette Corp (a)	8,925	96		Columbus McKinnon Corp/NY (a)	13,250	312

		428				518

Internet Infrastructure Equipment (0.28%)				Medical - Biomedical/Gene (0.67%)
Avocent Corp (a)	20,900	428		Arena Pharmaceuticals Inc (a)	2,400	12
				Bio-Rad Laboratories Inc (a)	5,500	545
Internet Infrastructure Software (0.21%)				Celera Corp (a)	4,800	74
TIBCO Software Inc (a)	43,700	320		Exelixis Inc (a)	8,700	53
				Protalix BioTherapeutics Inc (a)	9,800	22
				Seattle Genetics Inc (a)	5,500	59

		Schedule of Investments
	SmallCap Value Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)				Miscellaneous Manufacturers (0.19%)
United Therapeutics Corp (a)(b)	2,500	$263		Movado Group Inc	12,975	$290

		1,028

				MRI - Medical Diagnostic Imaging (0.06%)
Medical - Drugs (0.47%)				Alliance Imaging Inc (a)	8,400	86
Auxilium Pharmaceuticals Inc (a)(b)	3,100	100
Bionovo Inc (a)	15,900	14		Multilevel Direct Selling (0.15%)
Medivation Inc (a)(b)	2,000	53		Nu Skin Enterprises Inc	14,200	230
Rigel Pharmaceuticals Inc (a)	1,800	42
ULURU Inc (a)	6,700	7		Multimedia (0.14%)
Valeant Pharmaceuticals International (a)(b)	4,300	88		Martha Stewart Living Omnimedia (a)(b)	24,500	208
Viropharma Inc (a)	31,025	407

		711		Music (0.10%)

				Steinway Musical Instruments (a)	5,500	156
Medical - Generic Drugs (0.31%)
Alpharma Inc (a)	4,100	151		Networking Products (1.19%)
Par Pharmaceutical Cos Inc (a)	3,200	39		3Com Corp (a)	255,600	595
Perrigo Co	7,500	289		Adaptec Inc (a)	11,500	38

		479		Anixter International Inc (a)(b)	7,600	452

Medical - HMO (0.93%)				Black Box Corp	5,700	197
AMERIGROUP Corp (a)	28,800	727		Foundry Networks Inc (a)	9,600	175
Centene Corp (a)	8,900	183		Ixia (a)	15,925	117
Healthspring Inc (a)	7,525	159		Netgear Inc (a)	8,200	123
Magellan Health Services Inc (a)	6,300	259		Polycom Inc (a)	5,000	116

Molina Healthcare Inc (a)	3,000	93				1,813

		1,421		Office Furnishings - Original (0.20%)

Medical - Hospitals (0.08%)				Herman Miller Inc	5,300	130
Medcath Corp (a)	7,000	125		Knoll Inc	11,300	171

						301

Medical - Outpatient & Home Medical Care (0.76%)				Office Supplies & Forms (0.04%)
Apria Healthcare Group Inc (a)	3,900	71		Ennis Inc	4,300	66
Gentiva Health Services Inc (a)	31,700	854
Res-Care Inc (a)	13,100	238		Oil - Field Services (0.32%)

		1,163		RPC Inc (b)	7,362	103

Medical Instruments (0.44%)				Trico Marine Services Inc (a)	16,500	282
Conmed Corp (a)	21,200	678		Union Drilling Inc (a)	10,100	107

						492

Medical Products (0.42%)				Oil & Gas Drilling (0.15%)
Invacare Corp	22,700	548		Parker Drilling Co (a)	14,675	117
PSS World Medical Inc (a)	5,100	99		Pioneer Drilling Co (a)	8,400	112

		647				229

Medical Sterilization Products (0.13%)				Oil Company - Exploration & Production (1.87%)
STERIS Corp	5,100	192		Callon Petroleum Co (a)	14,275	257
				Comstock Resources Inc (a)	8,100	405
Metal Processors & Fabrication (0.48%)
CIRCOR International Inc	5,400	235		Energy Partners Ltd (a)	6,927	60
Mueller Industries Inc	10,125	233		McMoRan Exploration Co (a)	6,800	161
Worthington Industries Inc	18,100	270		Rosetta Resources Inc (a)	4,200	77

		738		Stone Energy Corp (a)	25,154	1,065

				Swift Energy Co (a)	18,650	722

		Schedule of Investments
	SmallCap Value Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil Company - Exploration & Production				Publicly Traded Investment Fund (0.77%)
(continued)				iShares Russell 2000 Value Index Fund	17,500	$1,177
Vaalco Energy Inc (a)	14,700	$101

		2,848		Publishing - Books (0.05%)

Oil Field Machinery & Equipment (0.20%)				Scholastic Corp	2,800	72
Complete Production Services Inc (a)	10,500	211
Gulf Island Fabrication Inc	2,600	90		Publishing - Newspapers (0.06%)

				Lee Enterprises Inc (b)	28,000	98
		301

Oil Refining & Marketing (0.21%)				Publishing - Periodicals (0.02%)
Alon USA Energy Inc (b)	10,700	144		Idearc Inc (b)	29,900	37
Holly Corp	6,175	179

		323		Quarrying (0.24%)

				Compass Minerals International Inc	6,900	361
Paper & Related Products (0.43%)
Buckeye Technologies Inc (a)	51,800	424		Racetracks (0.08%)
Schweitzer-Mauduit International Inc (b)	12,600	240		International Speedway Corp	3,126	122

		664

				Radio (0.29%)
Physical Therapy & Rehabilitation Centers (0.21%)
				Cox Radio Inc (a)(b)	33,775	357
Psychiatric Solutions Inc (a)	6,700	254
				Entercom Communications Corp	14,500	73
RehabCare Group Inc (a)	3,900	71

				Westwood One Inc (a)	19,300	10

		325

						440

Power Converter & Supply Equipment (0.18%)
Advanced Energy Industries Inc (a)	20,325	278		Real Estate Management & Services (0.01%)
				HFF Inc (a)	3,100	12
Printing - Commercial (0.19%)
Consolidated Graphics Inc (a)	8,200	249		Recreational Vehicles (0.15%)
				Polaris Industries Inc (b)	5,000	227
Valassis Communications Inc (a)(b)	4,400	38

		287		Reinsurance (2.05%)

Private Corrections (0.10%)				Argo Group International Holdings Ltd (a)	8,639	319
Geo Group Inc/The (a)	7,700	156		Aspen Insurance Holdings Ltd	44,550	1,225
				Max Capital Group Ltd	23,200	539
Property & Casualty Insurance (3.63%)				Platinum Underwriters Holdings Ltd	29,600	1,050

American Physicians Capital Inc	7,000	296				3,133

Amerisafe Inc (a)	44,700	813
Amtrust Financial Services Inc	20,100	273		REITS - Apartments (0.13%)
				Associated Estates Realty Corp	2,900	38
Castlepoint Holdings Ltd	3,600	40
				Home Properties Inc	2,900	168

FPIC Insurance Group Inc (a)	6,300	324
						206

Hallmark Financial Services (a)(b)	3,900	35
Harleysville Group Inc	5,200	197		REITS - Diversified (1.65%)
Infinity Property & Casualty Corp	2,400	99		Entertainment Properties Trust	11,625	636
Meadowbrook Insurance Group Inc (b)	10,600	75		Lexington Realty Trust	109,500	1,886

Navigators Group Inc (a)	7,600	441				2,522

PMA Capital Corp (a)	36,700	324		REITS - Healthcare (1.48%)
ProAssurance Corp (a)	7,725	433		LTC Properties Inc	10,800	317
RLI Corp	1,400	87		Medical Properties Trust Inc	9,525	108
Safety Insurance Group Inc	17,725	672		Omega Healthcare Investors Inc	29,700	584
SeaBright Insurance Holdings Inc (a)	8,400	109		Senior Housing Properties Trust	52,600	1,253

Selective Insurance Group	27,425	629				2,262

Zenith National Insurance Corp	19,100	700

				REITS - Hotels (0.80%)
		5,547

				Ashford Hospitality Trust Inc	24,300	98

		Schedule of Investments
	SmallCap Value Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Hotels (continued)				REITS - Warehouse & Industrial (continued)
DiamondRock Hospitality Co	33,300	$303		First Potomac Realty Trust	14,600	$251

Hersha Hospitality Trust	10,100	75				863

Strategic Hotels & Resorts Inc	29,200	221		Rental - Auto & Equipment (1.47%)
Sunstone Hotel Investors Inc	39,250	530		Aaron Rents Inc	8,825	239

		1,227		Electro Rent Corp	2,600	35

REITS - Manufactured Homes (0.41%)				Rent-A-Center Inc/TX (a)	81,825	1,823
Equity Lifestyle Properties Inc	7,600	403		United Rentals Inc (a)	9,900	151

Sun Communities Inc (b)	11,300	224				2,248

		627		Retail - Apparel & Shoe (2.52%)

REITS - Mortgage (1.09%)				Aeropostale Inc (a)	4,600	148
Anthracite Capital Inc (b)	49,200	264		AnnTaylor Stores Corp (a)	6,100	126
Anworth Mortgage Asset Corp	31,200	185		Brown Shoe Co Inc	23,450	384
Arbor Realty Trust Inc	11,300	113		Cato Corp/The	16,000	281
Capital Trust Inc/NY	4,400	68		Charlotte Russe Holding Inc (a)	4,600	47
MFA Mortgage Investments Inc	100,637	654		Collective Brands Inc (a)	29,000	531
NorthStar Realty Finance Corp	40,400	313		Dress Barn Inc (a)	6,400	98
Resource Capital Corp (b)	10,600	64		DSW Inc (a)	8,263	113

		1,661		Finish Line	14,800	148

REITS - Office Property (1.32%)				Genesco Inc (a)(b)	7,600	254
BioMed Realty Trust Inc	30,950	819		Gymboree Corp (a)	17,300	614
Corporate Office Properties Trust SBI MD	3,900	157		JOS A Bank Clothiers Inc (a)(b)	16,500	554
Highwoods Properties Inc	5,100	181		Shoe Carnival Inc (a)	8,800	144
Maguire Properties Inc	5,900	35		Stage Stores Inc	28,975	396
Parkway Properties Inc/Md	21,700	822		Tween Brands Inc (a)	1,200	12

		2,014				3,850

REITS - Regional Malls (0.50%)				Retail - Appliances (0.13%)
Glimcher Realty Trust	28,766	300		Conn's Inc (a)(b)	10,300	193
Pennsylvania Real Estate Investment Trust	24,675	465

				Retail - Automobile (0.07%)
		765		Asbury Automotive Group Inc	8,800	101

REITS - Shopping Centers (0.61%)
Cedar Shopping Centers Inc	15,925	210		Retail - Bookstore (0.06%)
Inland Real Estate Corp	17,500	275		Barnes & Noble Inc	3,500	91
Saul Centers Inc	8,800	445

		930		Retail - Computer Equipment (0.14%)

				PC Connection Inc (a)	8,100	54
REITS - Single Tenant (0.91%)				PC Mall Inc (a)(b)	3,700	26
National Retail Properties Inc (b)	50,125	1,200		Systemax Inc	9,900	139

Realty Income Corp	7,250	186				219

		1,386

				Retail - Convenience Store (0.09%)
REITS - Storage (0.32%)				Casey's General Stores Inc	1,300	39
Extra Space Storage Inc	21,900	336		Pantry Inc/The (a)	4,400	93

U-Store-It Trust	11,900	146				132

		482

				Retail - Fabric Store (0.03%)
REITS - Warehouse & Industrial (0.57%)				Jo-Ann Stores Inc (a)	2,300	48
DCT Industrial Trust Inc	59,600	446
First Industrial Realty Trust Inc	5,775	166		Retail - Hair Salons (0.11%)
				Regis Corp	5,900	162

		Schedule of Investments
	SmallCap Value Account I
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Pawn Shops (0.77%)				Semiconductor Equipment (continued)
Cash America International Inc	28,000	$1,009		MKS Instruments Inc (a)	18,600	$370
Ezcorp Inc (a)	8,900	167		Photronics Inc (a)	4,300	8

		1,176				942

Retail - Restaurants (1.08%)				Steel - Producers (0.26%)
Bob Evans Farms Inc	100	3		Carpenter Technology Corp	3,600	93
CEC Entertainment Inc (a)	18,300	608		Olympic Steel Inc	7,200	212
Domino's Pizza Inc (a)	13,200	160		Schnitzer Steel Industries Inc	2,200	86

Einstein Noah Restaurant Group Inc (a)	2,500	25				391

Jack in the Box Inc (a)	30,000	633		Steel - Specialty (0.11%)
Papa John's International Inc (a)	7,850	213		Sutor Technology Group Ltd (a)(b)	28,000	92

		1,642		Universal Stainless & Alloy (a)	2,750	70

Rubber & Plastic Products (0.20%)						162

Myers Industries Inc	24,700	311		Telecommunication Equipment (0.72%)
				ADC Telecommunications Inc (a)	8,400	71
Savings & Loans - Thrifts (1.88%)
Berkshire Hills Bancorp Inc	400	13		Arris Group Inc (a)	54,885	424
Brookline Bancorp Inc	19,100	244		Plantronics Inc	17,900	403
Dime Community Bancshares	22,025	335		Tekelec (a)	12,300	172
Downey Financial Corp	5,500	15		Utstarcom Inc (a)	9,500	32

First Financial Holdings Inc (b)	5,100	134				1,102

First Niagara Financial Group Inc	58,346	919		Telecommunication Equipment - Fiber Optics (0.30%)
First Place Financial Corp/OH (b)	1,600	21		Finisar Corp (a)	14,200	14
FirstFed Financial Corp (a)(b)	3,900	31		Harmonic Inc (a)	38,800	328
Flushing Financial Corp (b)	5,800	101		MRV Communications Inc (a)	8,200	10
Provident Financial Services Inc	29,900	494		Oplink Communications Inc (a)	8,375	101

Provident New York Bancorp (b)	12,200	161				453

United Community Financial Corp/OH	29,200	146		Telecommunication Services (0.65%)
WSFS Financial Corp	4,200	252		Consolidated Communications Holdings Inc	3,900	59

		2,866		(b)

Schools (0.08%)				Iowa Telecommunications Services Inc	10,800	202
Corinthian Colleges Inc (a)	8,400	126		MasTec Inc (a)	12,400	165
				Premiere Global Services Inc (a)	30,100	423
Semiconductor Component - Integrated Circuits (0.81%)				RCN Corp (a)	9,175	112
Cirrus Logic Inc (a)	14,500	79		USA Mobility Inc (a)	2,700	30

Emulex Corp (a)	51,000	544				991

Micrel Inc	11,775	107		Telephone - Integrated (0.52%)
Pericom Semiconductor Corp (a)	3,600	38		Atlantic Tele-Network Inc	3,000	84
Sigma Designs Inc (a)(b)	7,800	111		Cincinnati Bell Inc (a)	230,025	711

Standard Microsystems Corp (a)	6,100	152				795

TriQuint Semiconductor Inc (a)	42,100	202

		1,233		Television (0.16%)

				LIN TV Corp (a)	2,800	15
Semiconductor Equipment (0.62%)				Sinclair Broadcast Group Inc	44,300	223

Asyst Technologies Inc (a)	3,900	9				238

Brooks Automation Inc (a)	23,400	196
Cohu Inc	1,400	22		Textile - Apparel (0.14%)
Eagle Test Systems Inc (a)(b)	4,000	61		Perry Ellis International Inc (a)	14,750	220
Entegris Inc (a)	47,239	229		Therapeutics (0.20%)
Kulicke & Soffa Industries Inc (a)	10,400	47		CV Therapeutics Inc (a)	14,200	153

		Schedule of Investments
	SmallCap Value Account I
		September 30, 2008 (unaudited)

						Principal
	Shares	Value				Amount		Value
	Held	(000	's)			(000	's)	(000	's)

COMMON STOCKS (continued)				U.S. GOVERNMENT & GOVERNMENT AGENCY
Therapeutics (continued)				OBLIGATIONS (0.24%)
Cypress Bioscience Inc (a)	3,800	$28		U.S. Treasury (0.24%)

Onyx Pharmaceuticals Inc (a)(b)	3,500	127		4.63%, 11/30/2008 (c)		$365	$	367

		308		TOTAL U.S. GOVERNMENT & GOVERNMENT

				AGENCY OBLIGATIONS			$367

Tobacco (0.24%)				REPURCHASE AGREEMENTS (7.89%)
Universal Corp/Richmond VA	7,500	368		Money Center Banks (7.89%)
				Deutsche Bank Repurchase Agreement;
Toys (0.81%)				2.00% dated 09/30/08 maturing 10/01/08
Jakks Pacific Inc (a)	43,500	1,083		(collateralized by U.S. Government
Marvel Entertainment Inc (a)	4,675	160		Agency Issues; $12,232,000; 2.11% -

		1,243		7.25%; dated 03/27/09 - 08/20/13) (d)		$12,041	$	12,040

				TOTAL REPURCHASE AGREEMENTS			$12,040

Transport - Air Freight (0.22%)
Atlas Air Worldwide Holdings Inc (a)	8,500	343		Total Investments			$161,176
				Liabilities in Excess of Other Assets, Net - (5.59)%				(8,539)

Transport - Marine (1.08%)				TOTAL NET ASSETS - 100.00%			$152,637

Eagle Bulk Shipping Inc (b)	9,600	134
Genco Shipping & Trading Ltd (b)	10,300	342
Gulfmark Offshore Inc (a)	18,900	848		(a)	Non-Income Producing Security
Knightsbridge Tankers Ltd	8,100	215		(b)	Security or a portion of the security was on loan at the end of the period.
TBS International Ltd (a)	7,600	102		(c)	Security or a portion of the security was pledged to cover margin

					requirements for futures contracts. At the end of the period, the value of
		1,641			these securities totaled $367 or 0.24% of net assets.

Transport - Services (0.30%)				(d)	Security was purchased with the cash proceeds from securities loans.
Pacer International Inc	27,900	460
				Unrealized Appreciation (Depreciation)
Transport - Truck (0.29%)				The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Arkansas Best Corp	13,200	445		of investments held by the account as of the period end were as follows:

Water (0.09%)				Unrealized Appreciation		$17,032
American States Water Co	3,600	139		Unrealized Depreciation				(29,241)

				Net Unrealized Appreciation (Depreciation)				(12,209)
Web Portals (0.67%)				Cost for federal income tax purposes				173,385
Earthlink Inc (a)	41,800	355		All dollar amounts are shown in thousands (000's)
United Online Inc	70,112	660

		1,015

					Futures Contracts
Wire & Cable Products (0.30%)
Belden Inc	4,900	156					Current	Unrealized
Encore Wire Corp	12,300	223			Number of	Original	Market	Appreciation/
Insteel Industries Inc	6,300	85		Type	Contracts	Value	Value	(Depreciation)

		464		Buy:

Wireless Equipment (0.15%)				Russell 2000; December
EMS Technologies Inc (a)	5,875	131		2008	14	$4,970 $	4,749	$(221)
Powerwave Technologies Inc (a)	14,400	57		All dollar amounts are shown in thousands (000's)
RF Micro Devices Inc (a)	12,200	36

		224

TOTAL COMMON STOCKS	$148,769

Schedule of Investments
SmallCap Value Account I
September 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	40.97%
Industrial	15.35%
Consumer, Non-cyclical	12.85%
Consumer, Cyclical	10.18%
Technology	6.70%
Communications	6.33%
Utilities	5.95%
Basic Materials	3.42%
Energy	2.75%
Exchange Traded Funds	0.77%
Government	0.24%
Diversified	0.08%
Liabilities in Excess of Other Assets, Net	(5.59%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.11%

		Schedule of Investments
	West Coast Equity Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.89%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.07%)				Building & Construction Products -
Ceradyne Inc (a)	1,800	$66		Miscellaneous (0.68%)
				Simpson Manufacturing Co Inc	24,000	$650
Aerospace & Defense (2.40%)
Boeing Co	22,411	1,285		Cellular Telecommunications (0.16%)
Northrop Grumman Corp	9,300	563		NII Holdings Inc (a)	3,950	150
Teledyne Technologies Inc (a)	8,000	458		Chemicals - Specialty (0.05%)

		2,306		Symyx Technologies (a)	4,800	48

Agricultural Chemicals (0.20%)
Potash Corp of Saskatchewan	1,450	191		Commercial Banks (1.39%)
				Banner Corp	2,700	32
Agricultural Operations (0.25%)				Cascade Bancorp (b)	2,200	20
Archer-Daniels-Midland Co	10,900	239		City National Corp/CA	14,300	777
				East West Bancorp Inc (b)	18,202	249
Airlines (0.80%)				Pacific Capital Bancorp NA (b)	1,700	35
Alaska Air Group Inc (a)	16,960	346		SVB Financial Group (a)	1,500	87
Cathay Pacific Airways Ltd ADR (a)	50,300	420		UCBH Holdings Inc	3,000	19

		766		Umpqua Holdings Corp	3,260	48

Apparel Manufacturers (0.25%)				Westamerica Bancorporation	1,100	63

Columbia Sportswear Co (b)	5,824	244				1,330

Applications Software (3.85%)				Computer Aided Design (0.16%)
Actuate Corp (a)	54,800	192		Autodesk Inc (a)	4,600	154
Microsoft Corp	119,186	3,181		Computers (2.06%)
Quest Software Inc (a)	25,300	321		Apple Inc (a)	4,200	477

		3,694		Hewlett-Packard Co	32,500	1,503

Athletic Footwear (1.66%)						1,980

Nike Inc	23,753	1,589		Computers - Integrated Systems (0.13%)
				Echelon Corp (a)(b)	12,154	120
Auto - Car & Light Trucks (0.84%)
Toyota Motor Corp ADR	9,400	806		Computers - Memory Devices (0.07%)
				NetApp Inc (a)	3,800	69
Auto - Medium & Heavy Duty Trucks (1.33%)
Paccar Inc	33,300	1,272		Consumer Products - Miscellaneous (1.36%)
				Clorox Co	20,270	1,271
Auto/Truck Parts & Equipment - Original (0.18%)
Johnson Controls Inc	5,800	176		WD-40 Co	977	35

						1,306

Beverages - Non-Alcoholic (0.77%)				Cosmetics & Toiletries (1.78%)
Hansen Natural Corp (a)(b)	1,700	51		Bare Escentuals Inc (a)(b)	8,187	89
PepsiCo Inc	9,689	691		Colgate-Palmolive Co	3,358	253

		742		Estee Lauder Cos Inc/The	6,400	320

Beverages - Wine & Spirits (0.07%)				Procter & Gamble Co	15,000	1,045

Brown-Forman Corp	966	69				1,707

				Diagnostic Kits (0.09%)
Building - Mobile Home & Manufactured Housing (0.12%)				OraSure Technologies Inc (a)(b)	16,689	82
Monaco Coach Corp	57,504	112
				Dialysis Centers (0.64%)
Building - Residential & Commercial (0.10%)				DaVita Inc (a)	10,800	616
KB Home (b)	4,700	92

		Schedule of Investments
	West Coast Equity Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Disposable Medical Products (0.26%)				Fiduciary Banks (0.93%)
CR Bard Inc	2,600	$247		Northern Trust Corp	12,300	$888

Distribution & Wholesale (0.00%)				Finance - Investment Banker & Broker (3.13%)
Building Materials Holding Corp (b)	3,247	1		Charles Schwab Corp/The	105,275	2,737
				Goldman Sachs Group Inc/The	2,100	269

Diversified Manufacturing Operations (0.34%)						3,006

General Electric Co	12,800	326
				Food - Miscellaneous/Diversified (0.23%)
E-Commerce - Products (0.53%)				Ralcorp Holdings Inc (a)	3,300	222
Amazon.com Inc (a)	4,400	320
Blue Nile Inc (a)(b)	4,280	184		Food - Retail (1.40%)

		504		Dairy Farm International Holdings Ltd ADR	18,095	454

				Kroger Co/The	16,090	442
E-Commerce - Services (0.08%)				Safeway Inc	18,800	446

eBay Inc (a)	3,600	81				1,342

Electric - Integrated (0.90%)				Forestry (2.19%)
Edison International	10,800	431		Plum Creek Timber Co Inc	13,500	673
PG&E Corp	11,500	431		Weyerhaeuser Co	23,535	1,426

		862				2,099

Electronic Components - Semiconductors (1.70%)				Gas - Distribution (1.05%)
Intel Corp	53,030	993		Sempra Energy	19,900	1,004
Lattice Semiconductor Corp (a)	1,000	2
LSI Corp (a)	21,600	116		Health Care Cost Containment (1.27%)
Nvidia Corp (a)	9,500	102		McKesson Corp	22,600	1,216
QLogic Corp (a)	19,300	297		Hotels & Motels (0.64%)
Supertex Inc (a)	4,274	120		Red Lion Hotels Corp (a)	75,960	609

		1,630

Electronic Design Automation (0.08%)				Human Resources (0.93%)
Mentor Graphics Corp (a)	6,500	74		AMN Healthcare Services Inc (a)	16,084	283
				Resources Connection Inc (a)	14,612	329
Electronic Forms (1.84%)				Robert Half International Inc	9,900	245
Adobe Systems Inc (a)	44,740	1,766		TrueBlue Inc (a)	2,300	37

						894

Electronic Measurement Instruments (1.06%)
Flir Systems Inc (a)	2,800	108		Industrial Automation & Robots (0.06%)
Itron Inc (a)(b)	6,800	602		Intermec Inc (a)	2,800	55
Trimble Navigation Ltd (a)	12,000	310		Instruments - Scientific (2.32%)

		1,020		Applied Biosystems Inc	13,700	469

Engineering - Research & Development Services (1.41%)				Dionex Corp (a)	16,978	1,079
Jacobs Engineering Group Inc (a)	24,894	1,352		FEI Co (a)	23,860	568
				Waters Corp (a)	1,900	111

Enterprise Software & Services (1.33%)						2,227

Informatica Corp (a)	15,300	199
Omnicell Inc (a)	3,538	46		Internet Application Software (0.29%)
Oracle Corp (a)	38,300	778		Art Technology Group Inc (a)	80,303	283
Sybase Inc (a)	8,400	257		Internet Security (0.12%)

		1,280		VeriSign Inc (a)	4,300	112

Entertainment Software (0.32%)
Electronic Arts Inc (a)	8,200	303

		Schedule of Investments
	West Coast Equity Account
		September 30, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Investment Management & Advisory Services (1.90%)				Networking Products (continued)
Franklin Resources Inc	20,700	$1,824		Polycom Inc (a)	9,000	$208

						2,040

Lasers - Systems & Components (0.17%)
Electro Scientific Industries Inc (a)	11,743	167		Non-Hazardous Waste Disposal (0.60%)
				Waste Connections Inc (a)	16,850	578
Life & Health Insurance (1.89%)
StanCorp Financial Group Inc	34,800	1,810		Office Supplies & Forms (0.04%)
				Avery Dennison Corp	800	36
Machinery - Material Handling (0.25%)
Cascade Corp	5,424	238		Oil - Field Services (0.57%)
				Schlumberger Ltd	6,950	543
Medical - Biomedical/Gene (3.24%)
Amgen Inc (a)	13,807	818		Oil & Gas Drilling (0.71%)
Amylin Pharmaceuticals Inc (a)	4,500	91		Nabors Industries Ltd (a)	27,300	680
Dendreon Corp (a)(b)	16,700	95		Oil Company - Exploration & Production (5.69%)
Genentech Inc (a)	10,950	971		Apache Corp	10,100	1,053
Gilead Sciences Inc (a)	17,599	802		Berry Petroleum Co	37,200	1,441
Martek Biosciences Corp (a)(b)	10,426	328		Occidental Petroleum Corp	42,100	2,966

		3,105				5,460

Medical - Drugs (2.61%)				Oil Company - Integrated (3.37%)
Abbott Laboratories	13,200	760		Chevron Corp	33,888	2,795
Allergan Inc/United States	33,924	1,747		Exxon Mobil Corp	5,600	435

		2,507				3,230

Medical - Generic Drugs (0.35%)				Power Converter & Supply Equipment (0.18%)
Watson Pharmaceuticals Inc (a)	11,800	336		Sunpower Corp - Class B (a)	2,550	176

Medical - HMO (0.16%)				Property & Casualty Insurance (0.38%)
Health Net Inc (a)	6,480	153		Mercury General Corp	6,650	364

Medical - Nursing Homes (0.12%)				Publicly Traded Investment Fund (0.16%)
Sun Healthcare Group Inc (a)	8,100	119		iShares Russell 3000 Index Fund (b)	2,300	158

Medical Instruments (0.68%)				Real Estate Management & Services (0.02%)
Beckman Coulter Inc	4,400	312		CB Richard Ellis Group Inc (a)	1,700	23
Techne Corp (a)	4,729	341

		653		Regional Banks (4.73%)

Medical Products (1.89%)				Bank of America Corp	3,700	129
Johnson & Johnson	2,600	180		US Bancorp	14,800	533
Mentor Corp	12,400	296		Wells Fargo & Co	103,325	3,878

Stryker Corp	1,300	81				4,540

Varian Medical Systems Inc (a)	22,000	1,257		REITS - Apartments (0.37%)

		1,814		Essex Property Trust Inc	3,000	355

Metal Processors & Fabrication (0.70%)
				REITS - Healthcare (1.32%)
Precision Castparts Corp	8,550	674
				HCP Inc	24,000	963
Multimedia (1.46%)				Nationwide Health Properties Inc	8,359	301

Walt Disney Co/The	45,770	1,405				1,264

				REITS - Office Property (0.12%)
Networking Products (2.13%)				Alexandria Real Estate Equities Inc	1,050	118
Cisco Systems Inc (a)	81,200	1,832

		Schedule of Investments
	West Coast Equity Account
		September 30, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Warehouse & Industrial (0.60%)				Transport - Equipment & Leasing (0.33%)
AMB Property Corp	12,804	$580		Greenbrier Cos Inc (b)		16,400		$320

Respiratory Products (0.45%)				Transport - Rail (0.06%)
Resmed Inc (a)	10,100	434		Union Pacific Corp		800		57

Retail - Apparel & Shoe (1.10%)				Transport - Services (1.35%)
Nordstrom Inc	26,000	749		CH Robinson Worldwide Inc		300		15
Ross Stores Inc	8,200	302		Expeditors International of Washington Inc		36,800		1,282

		1,051						1,297

Retail - Automobile (0.68%)				Transport - Truck (0.03%)
Copart Inc (a)	17,200	654		Con-way Inc		700		31

Retail - Discount (2.49%)				Travel Services (0.25%)
Costco Wholesale Corp	36,720	2,384		Ambassadors Group Inc		14,888		237

Retail - Drug Store (0.35%)				Ultra Sound Imaging Systems (0.77%)
CVS/Caremark Corp	10,023	337		SonoSite Inc (a)		23,657		743

Retail - Restaurants (1.03%)				Veterinary Diagnostics (0.68%)
Jack in the Box Inc (a)	6,400	135		VCA Antech Inc (a)		22,000		648
Starbucks Corp (a)	57,340	853

		988		Water	(0.38%)

				California Water Service Group (b)		9,500		366
Savings & Loans - Thrifts (1.38%)
Washington Federal Inc	71,997	1,328		Water Treatment Systems (0.01%)
				Energy Recovery Inc (a)		1,400		13
Semiconductor Component - Integrated Circuits (0.48%)
Cypress Semiconductor Corp (a)	9,300	48		Web Portals (1.13%)
Exar Corp (a)	2,300	18		Google Inc (a)		2,300		921
Linear Technology Corp	13,000	399		Yahoo! Inc (a)		9,500		165

		465						1,086

Semiconductor Equipment (0.55%)				Wireless Equipment (0.33%)
Applied Materials Inc	15,325	232		Qualcomm Inc		7,300		314
Kla-Tencor Corp	5,700	180
Novellus Systems Inc (a)	5,900	116		Wound, Burn & Skin Care (0.06%)

		528		Obagi Medical Products Inc (a)		5,994		60

Steel - Producers (1.14%)				TOTAL COMMON STOCKS		$93,919

Reliance Steel & Aluminum Co	7,200	273				Principal
Schnitzer Steel Industries Inc	21,023	825				Amount		Value

		1,098				(000	's)	(000	's)

				REPURCHASE AGREEMENTS (3.66%)
Steel Pipe & Tube (0.21%)
				Money Center Banks (3.66%)
Northwest Pipe Co (a)	4,560	199
				Deutsche Bank Repurchase Agreement;
				2.00% dated 09/30/08 maturing 10/01/08
Therapeutics (0.15%)				(collateralized by U.S. Government
CV Therapeutics Inc (a)	13,200	143		Agency Issues; $2,513,000; 2.11% -
				7.25%; dated 03/27/09 - 08/20/13) (c)		$2,474		$2,474
Toys (0.22%)
Mattel Inc	11,600	209

			Schedule of Investments
	West Coast Equity Account
			September 30, 2008 (unaudited)

	Principal
	Amount		Value
	(000	's)	(000	's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 1.50%
dated 09/30/2008 maturing 10/01/2008
(collateralized by Sovereign Agency
Issues; $533,000; 2.20% - 2.29%; dated
04/09/09 - 04/23/09)	$518		$518
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
1.75% dated 09/30/2008 maturing
10/01/2008 (collateralized by Sovereign
Agency Issues; $533,000; 2.05% - 5.30%;
dated 05/24/09 - 05/12/20)	518		518

			3,510

TOTAL REPURCHASE AGREEMENTS	$3,510

Total Investments	$97,429
Liabilities in Excess of Other Assets, Net - (1.55)%			(1,484)

TOTAL NET ASSETS - 100.00%	$95,945

(a) Non-Income Producing Security
(b)			Security or a portion of the security was on loan at the end of the period.
(c)			Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$31,429
Unrealized Depreciation			(4,171)

Net Unrealized Appreciation (Depreciation)			27,258
Cost for federal income tax purposes			70,171
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector			Percent

Financial			21.83%
Consumer, Non-cyclical			20.25%
Technology			12.57%
Industrial			12.25%
Consumer, Cyclical			12.02%
Energy			10.33%
Communications			6.23%
Basic Materials			3.58%
Utilities			2.33%
Exchange Traded Funds			0.16%
Liabilities in Excess of Other Assets, Net			(1.55%)

TOTAL NET ASSETS			100.00%

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective January 1, 2008, the Accounts adopted the provisions of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives. As required by FAS 157, the Accounts do not adjust the quoted price for these securities.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel3 – significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Accounts’ securities carried at value (amounts shown in thousands):

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)

		Other		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial	Investments	Financial
Account	in Securities	Instruments* in Securities Instruments* in Securities Instruments* in Securities						Instruments*

Asset Allocation
Account	29,531	(740)	45,952	45	—	—	75,483	(695)
Balanced Account	45,367	(2)	46,430	—	40	—	91,837	(2)
Bond & Mortgage
Account	331	(28)	553,794	(87)	1,848	—	555,973	(115)
Diversified International
Account	10,903	—	374,222	—	160	—	385,285	—
Equity Income Account	423,844	—	29,407	—	—	—	453,251	—
Government & High
Quality Bond Account	—	135	393,681	213	—	—	393,681	348
Income Account	—	—	148,174	—	1,060	—	149,234	—
International Emerging
Markets Account	36,951	—	104,131	—	—	—	141,082	—
International SmallCap
Account	1,182	—	125,234	—	214	—	126,630	—
LargeCap Blend
Account II	207,155	15	3,297	—	—	—	210,452	15
LargeCap Growth
Account	227,808	—	423	—	—	—	228,231	—
LargeCap Growth
Account I	209,825	—	2,613	—	—	—	212,438	—
LargeCap S&P 500
Index Account	130,514	(77)	2,560	—	—	—	133,074	(77)
LargeCap Value
Account	196,991	—	635	—	—	—	197,626	—
LargeCap Value
Account II`	4,685	(12)	5	—	—	—	4,690	(12)
LargeCap Value
Account III	180,539	—	3,044	—	—	—	183,583	—
MidCap Blend Account	346,794	—	28,913	—	—	—	375,707	—
MidCap Growth
Account I	55,229	—	1,015	—	—	—	56,244	—
MidCap Stock Account	58,278	—	7,408	—	—	—	65,686	—
MidCap Value Account
II	108,840	—	4,092	—	—	—	112,932	—
Money Market Account	—	—	373,355	—	—	—	373,355	—
Mortgage Securities
Account	—	—	183,925	—	—	—	183,925	—
Principal LifeTime 2010
Account	40,703	—	—	—	—	—	40,703	—
Principal LifeTime 2020
Account	160,531	—	—	—	—	—	160,531	—

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)

		Other		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial	Investments	Financial
Account	in Securities	Instruments* in Securities Instruments* in Securities Instruments* in Securities						Instruments*

Principal LifeTime 2030
Account	28,289	—	—	—	—	—	28,289	—
Principal LifeTime 2040
Account	14,218	—	—	—	—	—	14,218	—
Principal LifeTime 2050
Account	9,011	—	—	—	—	—	9,011	—
Principal LifeTime
Strategic Income
Account	20,921	—	—	—	—	—	20,921	—
Real Estate Securities
Account	189,418	—	17,849	—	—	—	207,267	—
SAM Balanced
Portfolio	563,660	—	—	—	—	—	563,660	—
SAM Conservative
Balanced Portfolio	90,448	—	—	—	—	—	90,448	—
SAM Conservative
Growth Portfolio	231,905	—	—	—	—	—	231,905	—
SAM Flexible Income
Portfolio	125,572	—	—	—	—	—	125,572	—
SAM Strategic Growth
Portfolio	120,115	—	—	—	—	—	120,115	—
Short-Term Bond
Account	—	18	166,639	—	338	—	166,977	18
Short-Term Income
Account	—	(12)	58,344	—	—	—	58,344	(12)
Small Cap Blend
Account	68,564	—	5,539	—	—	—	74,103	—
SmallCap Growth
Account II	80,495	—	7,818	—	—	—	88,313	—
SmallCap Value
Account I	148,633	(221)	12,543	—	—	—	161,176	(221)
West Coast Equity	93,919	—	3,510	—	—	—	97,429	—

*Other financial instruments are derivative instruments such as futures, foreign currency contracts, and swap agreements, which are valued at the unrealized appreciation/depreciation of the instrument.

The changes in investments measured at fair value for which the Accoutns’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

		Accrued		Change in		Tranfers	Value
	Value	Discounts/	Realized	Unrealized	Net	In and/or	September 30,
Portfolio	January 1, 2008	Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Out of Level 3	2008

Investments in Securities
Asset Allocation Account	$637	$—	$—	$—	$—	$(637)	$—
Balanced Account	506	—	—	(6)	18	(478)	40
Bond & Mortgage Securities
Account	15,817	4	(8)	(983)	(162)	(12,820)	1,848
Diversified International
Account	112	—	—	(54)	(7)	109	160
Government & High Quality
Bond Account	12,755	—	—	—	—	(12,755)	—
Income Account	156	—	—	55	849	—	1,060
International Emerging
Markets Account	409	—	—	—	—	(409)	—
International SmallCap
Account	—	—	—	(401)	—	615	214
Short-Term Bond Account	5,011	—	—	(320)	(23)	(4,330)	338

Recent Accounting Pronouncement.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Accounts’ derivative and hedging activities, including how such activities are accounted for and their effect on the Accounts’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Accounts’ financial statements and related disclosures.

The Account’s schedules of investments as of September 30, 2008 have not been audited. This report is provided for the general information of the Account’s shareholders. For more information regarding the Account and its holdings, please see the Account’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Ralph C. Eucher

Ralph C. Eucher, Vice Chairman and CEO

Date 11/24/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ralph C. Eucher

Ralph C. Eucher, Vice Chairman and CEO

Date 11/24/2008

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 11/24/2008